UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05518
                                                     ---------

                               The RBB Fund, Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 28, 2009
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

================================================================================


                                   THE BEDFORD
                                      CLASS


                                       OF
                               THE RBB FUND, INC.
                                  MONEY MARKET
                                    PORTFOLIO


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2009
                                   (UNAUDITED)




AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE PORTFOLIO. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO.


================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)



As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                                ---------------------------------------------------------------
                                                      BEGINNING              ENDING              EXPENSES PAID
                                                    ACCOUNT VALUE         ACCOUNT VALUE             DURING
                                                  SEPTEMBER 1, 2008     FEBRUARY 28, 2009           PERIOD*
                                                --------------------   --------------------    ----------------
         Actual                                      $1,000.00               $1,006.40               $4.48
         Hypothetical (5% return before expenses)     1,000.00                1,024.79                4.52

                                                        MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                ---------------------------------------------------------------
                                                      BEGINNING              ENDING              EXPENSES PAID
                                                    ACCOUNT VALUE         ACCOUNT VALUE             DURING
                                                  SEPTEMBER 1, 2008     FEBRUARY 28, 2009           PERIOD*
                                                --------------------   --------------------    ----------------
         Actual                                      $1,000.00               $1,009.60               $1.25
         Hypothetical (5% return before expenses)     1,000.00                1,024.79                1.26

* Expenses are equal to the Portfolio's annualized six month expense ratio of 0.90% for the Bedford Class shares and 0.25% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
     (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual six-month total return of 0.64% for the Bedford Class shares and 0.96% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


        SECURITY                                 % OF NET            FAIR
          TYPE                                    ASSETS             VALUE
        --------                                 --------        ------------
Short Term Investments:
   Commercial Paper ..........................     44.3%         $178,643,035
   Certificates of Deposit ...................     29.8           120,251,155
   Agency Obligations ........................     13.1            52,670,339
   U.S. Treasury Obligations .................      5.6            22,515,521
   Variable Rate Obligations .................      4.0            15,880,000
   Repurchase Agreements .....................      3.2            12,883,000
   Other Assets in Excess of Liabilities .....       --               142,258
                                                  -----          ------------
NET ASSETS ...................................    100.0%         $402,985,308
                                                  =====          ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2009
                                  (UNAUDITED)

                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
CERTIFICATES OF DEPOSIT--29.8%
DOMESTIC CERTIFICATES OF DEPOSIT--5.9%
Bank of America N.A.
   2.450%, 05/19/09 ........................         $   1,000    $ 1,000,000
Chase Bank USA, N.A.
   0.520%, 07/15/09 ........................             5,000      5,000,000
Citibank N.A.
   1.500%, 03/17/09 ........................             2,000      2,000,000
   1.330%, 03/31/09 ........................               850        850,000
State Street Bank & Trust Co.
   0.850%, 04/27/09 ........................            10,000     10,000,000
U.S. Bank National Association
   0.500%, 04/23/09 ........................             5,000      5,000,000
                                                                 ------------
                                                                   23,850,000
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--23.9%
Banco Bilbao Vizcaya Argentaria S.A.,
   New York
   1.930%, 03/12/09 ........................             2,000      2,000,006
   2.710%, 04/14/09 ........................             3,000      3,000,036
   0.810%, 04/29/09 ........................             3,000      3,000,049
   2.770%, 05/12/09 ........................             3,500      3,500,069
   1.150%, 08/03/09 ........................             5,000      5,000,214
Barclays Bank PLC, New York
   0.950%, 04/14/09 ........................            10,000     10,000,000
BNP Paribas SA, New York
   2.080%, 03/05/09 ........................             6,000      6,000,000
   1.010%, 05/19/09 ........................             3,000      3,000,000
   2.290%, 06/08/09 ........................             3,600      3,600,000
   1.170%, 07/08/09 ........................             2,000      2,000,000
Intesa San Paolo SpA, New York
   1.850%, 03/10/09 ........................             1,250      1,250,000
   1.450%, 03/11/09 ........................             2,700      2,700,000
Lloyds TSB Bank PLC, New York
   2.080%, 03/05/09 ........................             2,500      2,500,000
Rabobank Nederland NV, New York
   3.020%, 03/09/09 ........................             3,500      3,500,781
   0.700%, 07/13/09 ........................             5,000      5,000,000
   0.850%, 08/03/09 ........................             5,000      5,000,000
Royal Bank of Scotland, New York
   3.140%, 03/09/09 ........................             3,000      3,000,000
Sanpaolo Imi SpA, New York
   3.240%, 03/03/09 ........................             3,000      3,000,000
   2.850%, 05/12/09 ........................             3,000      3,000,000


                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale, New York
   1.960%, 03/05/09 ........................       $     2,000    $ 2,000,000
   1.500%, 03/11/09 ........................               750        750,000
   1.050%, 07/13/09 ........................             2,500      2,500,000
   0.820%, 07/14/09 ........................             5,000      5,000,000
Svenska Handelsbanken, New York
   1.950%, 03/11/09 ........................             3,000      3,000,000
   0.790%, 05/04/09 ........................             3,000      3,000,000
Toronto Dominion Bank, New York
   2.500%, 06/09/09 ........................             1,350      1,350,000
   2.420%, 06/11/09 ........................             2,250      2,250,000
UBS AG, Stamford
   1.400%, 03/31/09 ........................             1,500      1,500,000
   1.300%, 04/30/09 ........................             5,000      5,000,000
                                                                 ------------
                                                                   96,401,155
                                                                 ------------
   TOTAL CERTIFICATES OF DEPOSIT
     (Cost $120,251,155) ...................                      120,251,155
                                                                 ------------
COMMERCIAL PAPER--44.3%
ASSET BACKED--17.7%
Barton Capital Corp.
   0.701%, 05/04/09 ........................             5,000      4,993,778
CAFCO LLC
   0.872%, 03/09/09 ........................             3,000      2,999,419
   0.400%, 04/02/09 ........................             8,000      7,997,156
   0.400%, 04/14/09 ........................             2,000      1,999,022
   0.802%, 04/23/09 ........................             3,000      2,996,467
Cancara Asset Securitization LLC
   0.701%, 03/09/09 ........................             3,000      2,999,533
   0.651%, 03/10/09 ........................             3,000      2,999,512
Ciesco LLC
   0.982%, 05/14/09 ........................             3,000      2,993,957
CRC Funding LLC
   0.832%, 05/04/09 ........................             7,500      7,488,933
Kitty Hawk Funding Corp.
   0.450%, 03/17/09 ........................             7,000      6,998,600
Old Line Funding LLC
   0.451%, 03/16/09 ........................             3,000      2,999,437
Park Avenue Receivables Co. LLC
   0.450%, 03/09/09 ........................             3,700      3,699,630



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
Ranger Funding Co. LLC
   0.671%, 05/01/09 ........................        $    8,000   $  7,990,918
Thunder Bay Funding LLC
   0.470%, 03/03/09 ........................            12,000     11,999,687
                                                                 ------------
                                                                   71,156,049
                                                                 ------------
BANKS--17.7%
Bank of America Corp.
   3.005%, 03/12/09 ........................             4,000      3,996,382
Bank of Nova Scotia
   0.741%, 05/01/09 ........................            10,000      9,987,461
BNP Paribas Finance, Inc.
   0.851%, 04/13/09 ........................             4,100      4,095,837
Danske Corp.
   0.591%, 04/20/09 ........................             5,000      4,995,903
   0.741%, 05/05/09 ........................             5,000      4,993,319
DnB NOR BANK ASA
   0.922%, 05/18/09 ........................             3,000      2,994,020
   1.003%, 05/22/09 ........................             5,000      4,988,611
   1.248%, 07/21/09 ........................             2,000      1,990,218
Nordea North America, Inc.
   1.963%, 03/05/09 ........................             7,500      7,498,375
   1.255%, 04/15/09 ........................             2,570      2,565,984
Rabobank USA Financial Corp.
   0.691%, 05/05/09 ........................             6,000      5,992,525
San Paolo IMI US Financial Co.
   1.106%, 07/15/09 ........................             8,000      7,966,756
Santander Central Hispano Finance
   (Delaware), Inc.
   1.664%, 08/03/09 ........................             3,000      2,978,688
Societe Generale North America, Inc.
   1.400%, 07/07/09 ........................             6,500      6,467,876
                                                                 ------------
                                                                   71,511,955
                                                                 ------------
CHEMICALS--2.0%
BASF AG
   0.420%, 04/15/09 ........................             8,000      7,995,800
                                                                 ------------


                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
COMMERCIAL PAPER--(CONTINUED)
FINANCIAL SERVICES--6.9%
ING US Funding LLC
   1.324%, 04/02/09 ........................       $     9,000   $  8,989,440
   0.741%, 04/07/09 ........................             5,000      4,996,197
Prudential Funding LLC
   0.601%, 03/06/09 ........................            10,000      9,999,167
UBS Finance (Delaware) LLC
   1.143%, 04/14/09 ........................             4,000      3,994,427
                                                                 ------------
                                                                   27,979,231
                                                                 ------------
   TOTAL COMMERCIAL PAPER
     (Cost $178,643,035) ...................                      178,643,035
                                                                 ------------
VARIABLE RATE OBLIGATIONS--4.0%
BANKS--4.0%
Bank of America Securities LLC(b)(d)
   0.540%, 03/02/09 ........................             4,000      4,000,000
Bank of Montreal, Chicago(a)(b)(c)
   0.945%, 10/05/09 ........................             2,850      2,850,000
HSBC USA, Inc.(b)
   1.560%, 10/15/09 ........................               525        525,000
ING Bank NV(b)(c)
   1.571%, 08/24/09 ........................             1,750      1,750,000
ING USA Global Funding Trust VI(b)
   2.029%, 09/18/09 ........................               855        855,000
Lloyds Banking Group PLC(a)(b)(c)
   1.541%, 08/07/09 ........................             2,250      2,250,000
Nordea Bank AB(b)(c)
   1.509%, 10/23/09 ........................             2,050      2,050,000
Wachovia Bank N.A.(b)
   1.845%, 08/04/09 ........................             1,600      1,600,000
                                                                 ------------
   TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $15,880,000) ....................                       15,880,000
                                                                 ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)

                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
AGENCY OBLIGATIONS--13.1%
Federal Home Loan Bank
   1.345%, 03/20/09(b) .....................       $     1,605   $  1,605,074
   0.378%, 08/13/09(b) .....................             1,600      1,600,000
   0.360%, 08/14/09(b) .....................             2,495      2,494,887
   0.592%, 08/21/09 ........................             3,500      3,490,076
   0.592%, 08/25/09 ........................             1,500      1,495,649
   0.602%, 08/28/09 ........................             1,000        997,000
   0.780%, 02/05/10(b) .....................             2,385      2,385,000
   0.865%, 02/06/10(b) .....................             2,385      2,385,000
   1.248%, 07/09/10(b) .....................             4,265      4,263,841
Federal Home Loan Mortgage Corp.
   0.339%, 09/28/09(b) .....................             2,950      2,949,579
   1.060%, 07/14/10(b) .....................             2,500      2,498,807
   1.229%, 08/24/10(b) .....................             1,895      1,895,121
   1.244%, 09/03/10(b) .....................             2,865      2,864,136
Federal National Mortgage Assoc.
   2.021%, 05/14/09 ........................             1,500      1,493,833
   1.227%, 05/15/09 ........................             2,000      1,994,917
   0.562%, 08/05/09 ........................            10,000      9,975,578
   0.592%, 08/12/09 ........................             3,000      2,991,937
   0.602%, 08/26/09 ........................             3,000      2,991,100
   1.184%, 08/05/10(b) .....................             2,300      2,298,804
                                                                 ------------
   TOTAL AGENCY OBLIGATIONS
    (Cost $52,670,339) .....................                       52,670,339
                                                                 ------------
U.S. TREASURY OBLIGATIONS--5.6%
U.S. Treasury Bills
   0.325%, 05/21/09 ........................             2,400      2,398,245
   0.300%, 05/28/09 ........................             2,400      2,398,240
   0.335%, 06/04/09 ........................             2,200      2,198,055
   0.397%, 07/02/09 ........................             5,000      4,993,235
   0.391%, 08/06/09 ........................             2,600      2,595,550
   0.446%, 08/13/09 ........................             2,500      2,494,901
   0.471%, 08/20/09 ........................             3,000      2,993,270
   0.492%, 08/27/09 ........................             2,450      2,444,025
                                                                 ------------
   TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $22,515,521) .....................                       22,515,521
                                                                 ------------

                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
REPURCHASE AGREEMENTS--3.2%
Deutsche Bank Securities, Inc.
   (Tri-Party Agreement dated
   2/27/09 to be repurchased
   at $12,883,290, collateralized
   by $2,320,000 par value, Federal
   Home Loan Bank, 2.80%, due
   09/24/09; $10,922,000 par value,
   Federal Mortgage Assoc.,
   0.00%, due 03/23/09 Market Value
   of the collateral is $13,272,135)
   0.270%, 03/02/09 ........................        $   12,883   $ 12,883,000
                                                                 ------------
   TOTAL REPURCHASE AGREEMENTS
    (Cost $12,883,000) .....................                       12,883,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $402,843,050)* ....................                      402,843,050
                                                                 ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.0% .......................                          142,258
                                                                 ------------
NET ASSETS (APPLICABLE TO
   359,700,340 BEDFORD SHARES
   AND 43,242,284 SANSOM STREET
   SHARES)--100.0% .........................                     $402,985,308
                                                                 ============


* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2009.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Portfolio's assets carried at fair value:

                                                                  INVESTMENTS
                                                                     IN
                       VALUATION INPUTS                           SECURITIES
               --------------------------------                 -------------
Level 1 - Quoted Prices ................................        $          --
Level 2 - Other Significant Observable Inputs ..........          402,843,050
Level 3 - Significant Unobservable Inputs ..............                   --
                                                                -------------
Total ..................................................        $ 402,843,050
                                                                =============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



ASSETS
   Investments, at fair value (Cost $389,960,050) ..........................    $ 389,960,050
   Repurchase agreement, at fair value (Cost $12,883,000) ..................       12,883,000
   Cash ....................................................................              470
   Receivables
      Investments sold .....................................................        2,876,542
      Interest receivable ..................................................          409,019
   Prepaid expenses and other assets .......................................           90,972
                                                                                -------------
         Total assets ......................................................      406,220,053
                                                                                -------------
LIABILITIES
   Payables
      Investments purchased ................................................        2,864,137
      Distribution to shareholders .........................................          119,852
      Distribution fees ....................................................          182,874
      Investment advisory and administration fees ..........................           19,380
      Transfer agent fees ..................................................           13,029
      Custodian fees .......................................................            9,993
      Directors' and officers' fees ........................................            2,315
      Regulatory administration fees .......................................            1,499
      Service organization fees (Sansom Class) .............................               70
      Other accrued expenses and liabilities ...............................           21,596
                                                                                -------------
         Total liabilities .................................................        3,234,745
                                                                                -------------
   Net Assets ..............................................................    $ 402,985,308
                                                                                =============
NET ASSETS CONSIST OF
   Paid-in capital .........................................................      402,942,623
   Undistributed net investment income .....................................              831
   Accumulated net realized gain from investments ..........................           41,854
                                                                                -------------
   Net Assets ..............................................................    $ 402,985,308
                                                                                =============
BEDFORD CLASS
   Net assets ..............................................................    $ 359,742,475
                                                                                -------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..      359,700,340
                                                                                -------------
   Net asset value, offering and redemption price per share ................    $        1.00
                                                                                =============
SANSOM CLASS
   Net assets ..............................................................    $  43,242,833
                                                                                -------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..       43,242,284
                                                                                -------------
   Net asset value, offering and redemption price per share ................    $        1.00
                                                                                =============


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                  (UNAUDITED)



INVESTMENT INCOME
   Interest ...........................................................     $4,117,090
                                                                            ----------
        Total investment income .......................................      4,117,090
                                                                            ----------
EXPENSES
   Distribution fees(1) ...............................................      1,245,277
   Investment advisory and administration fees ........................        825,801
   Temporary Guarantee Program
     Participation fees ...............................................         65,093
   Directors' and officers' fees ......................................         63,269
   Professional fees ..................................................         49,586
   Custodian fees .....................................................         40,305
   Transfer agent fees ................................................         34,259
   Regulatory administration fees .....................................         19,718
   Printing and shareholder reporting fees ............................         18,083
   Insurance fees .....................................................         17,711
   Registration and filing fees .......................................         12,397
   Service organization fees (Sansom Class) ...........................            694
   Other expenses .....................................................          5,329
                                                                            ----------
        Total expenses before waivers .................................      2,397,522
        Less: waivers .................................................       (762,571)
                                                                            ----------
   Net expenses after waivers .........................................      1,634,951
                                                                            ----------
   Net investment income                                                     2,482,139
                                                                            ----------
   Net realized gain from investments .................................         28,705
                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................     $2,510,844
                                                                            ==========

(1) See Note 2 in Notes to Financial Statements.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                              FOR THE SIX MONTHS
                                                                                     ENDED             FOR THE YEAR
                                                                                FEBRUARY 28, 2009          ENDED
                                                                                   (UNAUDITED)        AUGUST 31, 2008
                                                                                  -------------       -------------
FROM OPERATIONS:
   Net investment income ...................................................      $   2,482,139       $   9,100,028
   Net realized gain from investments ......................................             28,705              20,643
                                                                                  -------------       -------------
Net increase in net assets resulting from operations .......................          2,510,844           9,120,671
                                                                                  -------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
      Bedford Class ........................................................         (2,267,776)         (8,433,248)
      Sansom Class .........................................................           (214,363)           (666,780)
                                                                                  -------------       -------------
Net decrease in net assets from dividends to shareholders ..................         (2,482,139)         (9,100,028)
                                                                                  -------------       -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from shares sold:
      Bedford Class ........................................................        479,736,478         693,423,026
      Sansom Class .........................................................        103,836,058         154,552,391
   Shares issued on reinvestment of distributions:
      Bedford Class ........................................................          2,171,221           8,739,785
      Sansom Class .........................................................             34,777             147,473
   Shares repurchased:
      Bedford Class ........................................................       (441,579,027)       (601,709,451)
      Sansom Class .........................................................        (89,379,027)       (141,303,481)
                                                                                  -------------       -------------
Net increase in net assets from capital share transactions .................         54,820,480         113,849,743
                                                                                  -------------       -------------
Total increase in net assets ...............................................         54,849,185         113,870,386

NET ASSETS
   Beginning of period .....................................................        348,136,123         234,265,737
                                                                                  -------------       -------------
   End of period ...........................................................      $ 402,985,308       $ 348,136,123
                                                                                  =============       =============
Undistributed net investment income, end of period .........................      $         831       $         831
                                                                                  =============       =============


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE BEDFORD CLASS
                                      ---------------------------------------------------------------------------------
                                         FOR THE
                                       SIX MONTHS      FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                          ENDED          YEAR          YEAR         YEAR         YEAR           YEAR
                                       FEBRUARY 28,      ENDED         ENDED       ENDED         ENDED          ENDED
                                          2009        AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2008          2007         2006          2005          2004
                                      -------------  ------------  -----------  -----------   -----------   ------------
Net asset value, beginning of period .   $   1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                         --------      --------      --------     --------      --------       --------
Income from investment operations:
   Net investment income .............     0.0064        0.0307        0.0447       0.0388        0.0162         0.0025
   Net gains (losses) on securities ..         --(b)         --(b)         --(b)        --(b)         --(b)          --(b)
                                         --------      --------      --------     --------      --------       --------
     Total net income from investment
       operations ....................     0.0064        0.0307        0.0447       0.0388        0.0162         0.0025
                                         --------      --------      --------     --------      --------       --------
Less dividends and distributions:
   Dividends (from net
     investment income) ..............    (0.0064)      (0.0307)      (0.0447)     (0.0388)      (0.0162)       (0.0025)
                                         --------      --------      --------     --------      --------       --------
Net asset value, end of period .......   $   1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                         ========      ========      ========     ========      ========       ========
     Total Return ....................      0.64%         3.12%         4.56%        3.95%         1.63%          0.25%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) .................   $359,742      $319,387      $218,914     $150,657      $109,495       $ 72,001
   Ratios of expenses to average
     net assets(a) ...................      0.90%(c)      0.90%         0.90%        0.85%         0.97%          0.94%
   Ratios of net investment income
     to average net assets ...........      1.27%(c)      2.94%         4.47%        3.81%         1.68%          0.24%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.25% for the six months ended February 28, 2009 and 1.23%, 1.29%, 1.34%, 1.23% and 1.34% for
     the years ended August 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  THE SANSOM STREET CLASS
                                      ---------------------------------------------------------------------------------
                                         FOR THE
                                       SIX MONTHS      FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                          ENDED          YEAR          YEAR         YEAR         YEAR           YEAR
                                       FEBRUARY 28,      ENDED         ENDED       ENDED         ENDED          ENDED
                                          2009        AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2008          2007         2006          2005          2004
                                      -------------  ------------  -----------  -----------   -----------   ------------
Net asset value, beginning of period ...  $  1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                          -------      --------      --------     --------      --------       --------
Income from investment operations:
   Net investment income ...............   0.0096        0.0365        0.0502       0.0434        0.0239         0.0100
   Net gains (losses) on securities ....       --(b)         --(b)         --(b)        --(b)         --(b)          --(b)
                                          -------      --------      --------     --------      --------       --------
     Total net income from investment
       operations ......................   0.0096        0.0365        0.0502       0.0434        0.0239         0.0100
                                          -------      --------      --------     --------      --------       --------
Less dividends and distributions:
   Dividends (from net
     investment income) ................  (0.0096)      (0.0365)      (0.0502)     (0.0434)      (0.0239)       (0.0100)
                                          -------      --------      --------     --------      --------       --------
Net asset value, end of period .........  $  1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                          =======      ========      ========     ========      ========       ========
     Total Return ......................    0.96%         3.71%         5.14%        4.42%         2.41%          1.00%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ...................  $43,243      $ 28,749      $ 15,352     $ 15,525      $ 87,304       $141,372
   Ratios of expenses to average
     net assets(a) .....................    0.25%(c)      0.31%         0.35%        0.26%         0.20%          0.20%
   Ratios of net investment income to
     average net assets ................    1.66%(c)      3.64%         5.02%        4.25%         2.39%          0.98%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.60% for the six months ended February 28, 2009 and 0.60%, 0.69%, 0.67%, 0.67% and 0.59%
     for the years ended August 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2009
                                  (UNAUDITED)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     Effective September 1, 2008, the Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o    Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2009 is included with the Portfolio's Schedule of Investments.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2009
                                  (UNAUDITED)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio's custodian or an authorized securities depository.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and administrator for the Portfolio. BIMC and PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PNC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                     ANNUAL RATE
                    ----------------------------------------------
                    0.45% of first $250 million of net assets;
                    0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive and/or reimburse all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2009, advisory fees and waivers for the investment portfolio were as follows:

                     GROSS                                     NET
                   ADVISORY                                 ADVISORY
                      FEE               WAIVER                 FEE
                  -----------        --------------      --------------
                   $825,801            $(673,997)           $151,804

     As of February 28, 2009, the Portfolio owed BIMC $19,380 in advisory fees.

     PNC and PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC, PNC or PFPC Distributors at a later time for any amounts waived or assumed.

     For providing regulatory administration services to RBB, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio of the Company in proportion to its net assets.

     PNC serves as the transfer and dividend disbursing agent for each class. For providing transfer agent services, PNC is entitled to receive fees from the Portfolio. PNC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares.

     PFPC Trust Company, an affiliate of PNC, provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:


                                   ANNUAL RATE
         --------------------------------------------------------------
         0.025% per thousand of first $50 million of gross assets; 0.020% per thousand of next $50 million of gross assets; 0.015% per thousand of gross assets in excess of $100 million.

     The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Portfolio has entered into a Distribution Agreement with PFPC Distributors.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
     The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis. PFPC Distributors may voluntarily waive these fees at its discretion. For the six months ended February 28, 2009, distribution fees paid to PFPC Distributors for the Bedford Class were as follows:

                                GROSS                                 NET
                             DISTRIBUTION                         DISTRIBUTION
                                 FEE               WAIVER             FEE
                             --------------    --------------    --------------
       Bedford Class           $1,245,277        $(88,574)        $1,156,703

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2009, service organization fees were $694 for the Portfolio.

3. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Portfolio's federal tax returns for each of the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2008, the Portfolio had no capital loss carryforwards. Prior period capital loss carryforwards of $5,533 were utilized to offset current realized gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Portfolio incurred no post-October capital losses.

     The tax character of dividends and distributions paid during the last fiscal year was as follows:

                                   ORDINARY          LONG-TERM
                                    INCOME             GAINS
                               ------------------  -------------
                  2008            $9,100,028            $ --

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


4. U.S. DEPARTMENT OF THE TREASURY'S GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

     On October 1, 2008, the Board of Directors of the Company approved the Portfolio's participation in the Guarantee Program for Money Market Funds (the "Guarantee Program") established by the U.S. Department of the Treasury (the "Treasury"). The Guarantee Program provides coverage to shareholders of record in the Portfolio as of the close of business on September 19, 2008 and would be triggered if the Portfolio's NAV falls below $0.9950. The number of shares covered will be the lesser of (1) shares owned on September 19, 2008 or (2) shares owned on the date on which the Portfolio's NAV is less than $0.9950 ("Guarantee Event"). In order for payment to occur under the Guarantee Program, the Portfolio would need to initiate the liquidation of the Portfolio within five business days of the Guarantee Event.

     To participate in the Guarantee Program, the Department of Treasury requires publicly offered money market funds that are regulated under Rule 2a-7 of the 1940 Act ("eligible money market funds") with an NAV per share greater than or equal to $0.9975 as of the close of business on September 19, 2008, to pay an upfront, non-refundable fee of 0.01 percent (one basis point) for the original period and 0.015 percent (1.5 basis points) for the first and second extension periods based on the number of shares outstanding on that date. Eligible money market funds with an NAV per share greater than or equal to $0.9950 and below $0.9975 as of the close of business on September 19, 2008, are required to pay an upfront, non-refundable fee of 0.015 percent (1.5 basis points) for the original period and 0.023 percent (2.3 basis points) for the first and second extension periods based on the number of shares outstanding on that date. Funds with an NAV per share below $0.9950 as of the close of business on September 19, 2008 may not participate in the Guarantee Program. On October 6, 2008, the Portfolio paid $35,923 to participate in the Guarantee Program, which amount was amortized through December 18, 2008. The initial term of the Guarantee Program expired on December 18, 2008. On December 5, 2008, the Portfolio paid $53,882 to participate in the first extension of the Guarantee Program which extended the Guarantee Program through April 30, 2009. This amount will be amortized through April 30, 2009.

     On April 1, 2009, the U.S. Treasury Department announced a second extension of its Guarantee Program through September 18, 2009, in order to support ongoing stability in financial markets. On April 9, 2009, the Portfolio paid $53,882 to participate in the second extension of the Guarantee Program. This amount will be amortized through September 18, 2009.

5. SUBSEQUENT EVENTS

     Effective March 13, 2009, the Distributor has agreed to voluntarily waive a portion of the Distribution and Service (12b-1) Fees payable by Bedford Shares of the Portfolio to the extent necessary to maintain a minimum annualized net yield of at least 0.00%. This waiver is voluntary and may be changed or terminated by the Distributor at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                   (800) 888-9723
     Sansom Street             (800) 430-9618


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02866

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                   THE SANSOM
                                     STREET
                                      CLASS




                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2009
                                   (UNAUDITED)




AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE PORTFOLIO. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO.
================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)



As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                                ---------------------------------------------------------------
                                                      BEGINNING              ENDING              EXPENSES PAID
                                                    ACCOUNT VALUE         ACCOUNT VALUE             DURING
                                                  SEPTEMBER 1, 2008     FEBRUARY 28, 2009           PERIOD*
                                                --------------------   --------------------    ----------------
         Actual                                      $1,000.00               $1,006.40               $4.48
         Hypothetical (5% return before expenses)     1,000.00                1,024.79                4.52

                                                        MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                ---------------------------------------------------------------
                                                      BEGINNING              ENDING              EXPENSES PAID
                                                    ACCOUNT VALUE         ACCOUNT VALUE             DURING
                                                  SEPTEMBER 1, 2008     FEBRUARY 28, 2009           PERIOD*
                                                --------------------   --------------------    ----------------
         Actual                                      $1,000.00               $1,009.60               $1.25
         Hypothetical (5% return before expenses)     1,000.00                1,024.79                1.26

* Expenses are equal to the Portfolio's annualized six month expense ratio of 0.90% for the Bedford Class shares and 0.25% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
     (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual six-month total return of 0.64% for the Bedford Class shares and 0.96% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


        SECURITY                                 % OF NET            FAIR
          TYPE                                    ASSETS             VALUE
        --------                                 --------        ------------
Short Term Investments:
   Commercial Paper ..........................     44.3%         $178,643,035
   Certificates of Deposit ...................     29.8           120,251,155
   Agency Obligations ........................     13.1            52,670,339
   U.S. Treasury Obligations .................      5.6            22,515,521
   Variable Rate Obligations .................      4.0            15,880,000
   Repurchase Agreements .....................      3.2            12,883,000
   Other Assets in Excess of Liabilities .....       --               142,258
                                                  -----          ------------
NET ASSETS ...................................    100.0%         $402,985,308
                                                  =====          ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2009
                                  (UNAUDITED)

                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
CERTIFICATES OF DEPOSIT--29.8%
DOMESTIC CERTIFICATES OF DEPOSIT--5.9%
Bank of America N.A.
   2.450%, 05/19/09 ........................         $   1,000    $ 1,000,000
Chase Bank USA, N.A.
   0.520%, 07/15/09 ........................             5,000      5,000,000
Citibank N.A.
   1.500%, 03/17/09 ........................             2,000      2,000,000
   1.330%, 03/31/09 ........................               850        850,000
State Street Bank & Trust Co.
   0.850%, 04/27/09 ........................            10,000     10,000,000
U.S. Bank National Association
   0.500%, 04/23/09 ........................             5,000      5,000,000
                                                                 ------------
                                                                   23,850,000
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--23.9%
Banco Bilbao Vizcaya Argentaria S.A.,
   New York
   1.930%, 03/12/09 ........................             2,000      2,000,006
   2.710%, 04/14/09 ........................             3,000      3,000,036
   0.810%, 04/29/09 ........................             3,000      3,000,049
   2.770%, 05/12/09 ........................             3,500      3,500,069
   1.150%, 08/03/09 ........................             5,000      5,000,214
Barclays Bank PLC, New York
   0.950%, 04/14/09 ........................            10,000     10,000,000
BNP Paribas SA, New York
   2.080%, 03/05/09 ........................             6,000      6,000,000
   1.010%, 05/19/09 ........................             3,000      3,000,000
   2.290%, 06/08/09 ........................             3,600      3,600,000
   1.170%, 07/08/09 ........................             2,000      2,000,000
Intesa San Paolo SpA, New York
   1.850%, 03/10/09 ........................             1,250      1,250,000
   1.450%, 03/11/09 ........................             2,700      2,700,000
Lloyds TSB Bank PLC, New York
   2.080%, 03/05/09 ........................             2,500      2,500,000
Rabobank Nederland NV, New York
   3.020%, 03/09/09 ........................             3,500      3,500,781
   0.700%, 07/13/09 ........................             5,000      5,000,000
   0.850%, 08/03/09 ........................             5,000      5,000,000
Royal Bank of Scotland, New York
   3.140%, 03/09/09 ........................             3,000      3,000,000
Sanpaolo Imi SpA, New York
   3.240%, 03/03/09 ........................             3,000      3,000,000
   2.850%, 05/12/09 ........................             3,000      3,000,000


                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale, New York
   1.960%, 03/05/09 ........................       $     2,000    $ 2,000,000
   1.500%, 03/11/09 ........................               750        750,000
   1.050%, 07/13/09 ........................             2,500      2,500,000
   0.820%, 07/14/09 ........................             5,000      5,000,000
Svenska Handelsbanken, New York
   1.950%, 03/11/09 ........................             3,000      3,000,000
   0.790%, 05/04/09 ........................             3,000      3,000,000
Toronto Dominion Bank, New York
   2.500%, 06/09/09 ........................             1,350      1,350,000
   2.420%, 06/11/09 ........................             2,250      2,250,000
UBS AG, Stamford
   1.400%, 03/31/09 ........................             1,500      1,500,000
   1.300%, 04/30/09 ........................             5,000      5,000,000
                                                                 ------------
                                                                   96,401,155
                                                                 ------------
   TOTAL CERTIFICATES OF DEPOSIT
     (Cost $120,251,155) ...................                      120,251,155
                                                                 ------------
COMMERCIAL PAPER--44.3%
ASSET BACKED--17.7%
Barton Capital Corp.
   0.701%, 05/04/09 ........................             5,000      4,993,778
CAFCO LLC
   0.872%, 03/09/09 ........................             3,000      2,999,419
   0.400%, 04/02/09 ........................             8,000      7,997,156
   0.400%, 04/14/09 ........................             2,000      1,999,022
   0.802%, 04/23/09 ........................             3,000      2,996,467
Cancara Asset Securitization LLC
   0.701%, 03/09/09 ........................             3,000      2,999,533
   0.651%, 03/10/09 ........................             3,000      2,999,512
Ciesco LLC
   0.982%, 05/14/09 ........................             3,000      2,993,957
CRC Funding LLC
   0.832%, 05/04/09 ........................             7,500      7,488,933
Kitty Hawk Funding Corp.
   0.450%, 03/17/09 ........................             7,000      6,998,600
Old Line Funding LLC
   0.451%, 03/16/09 ........................             3,000      2,999,437
Park Avenue Receivables Co. LLC
   0.450%, 03/09/09 ........................             3,700      3,699,630



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
Ranger Funding Co. LLC
   0.671%, 05/01/09 ........................        $    8,000   $  7,990,918
Thunder Bay Funding LLC
   0.470%, 03/03/09 ........................            12,000     11,999,687
                                                                 ------------
                                                                   71,156,049
                                                                 ------------
BANKS--17.7%
Bank of America Corp.
   3.005%, 03/12/09 ........................             4,000      3,996,382
Bank of Nova Scotia
   0.741%, 05/01/09 ........................            10,000      9,987,461
BNP Paribas Finance, Inc.
   0.851%, 04/13/09 ........................             4,100      4,095,837
Danske Corp.
   0.591%, 04/20/09 ........................             5,000      4,995,903
   0.741%, 05/05/09 ........................             5,000      4,993,319
DnB NOR BANK ASA
   0.922%, 05/18/09 ........................             3,000      2,994,020
   1.003%, 05/22/09 ........................             5,000      4,988,611
   1.248%, 07/21/09 ........................             2,000      1,990,218
Nordea North America, Inc.
   1.963%, 03/05/09 ........................             7,500      7,498,375
   1.255%, 04/15/09 ........................             2,570      2,565,984
Rabobank USA Financial Corp.
   0.691%, 05/05/09 ........................             6,000      5,992,525
San Paolo IMI US Financial Co.
   1.106%, 07/15/09 ........................             8,000      7,966,756
Santander Central Hispano Finance
   (Delaware), Inc.
   1.664%, 08/03/09 ........................             3,000      2,978,688
Societe Generale North America, Inc.
   1.400%, 07/07/09 ........................             6,500      6,467,876
                                                                 ------------
                                                                   71,511,955
                                                                 ------------
CHEMICALS--2.0%
BASF AG
   0.420%, 04/15/09 ........................             8,000      7,995,800
                                                                 ------------


                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
COMMERCIAL PAPER--(CONTINUED)
FINANCIAL SERVICES--6.9%
ING US Funding LLC
   1.324%, 04/02/09 ........................       $     9,000   $  8,989,440
   0.741%, 04/07/09 ........................             5,000      4,996,197
Prudential Funding LLC
   0.601%, 03/06/09 ........................            10,000      9,999,167
UBS Finance (Delaware) LLC
   1.143%, 04/14/09 ........................             4,000      3,994,427
                                                                 ------------
                                                                   27,979,231
                                                                 ------------
   TOTAL COMMERCIAL PAPER
     (Cost $178,643,035) ...................                      178,643,035
                                                                 ------------
VARIABLE RATE OBLIGATIONS--4.0%
BANKS--4.0%
Bank of America Securities LLC(b)(d)
   0.540%, 03/02/09 ........................             4,000      4,000,000
Bank of Montreal, Chicago(a)(b)(c)
   0.945%, 10/05/09 ........................             2,850      2,850,000
HSBC USA, Inc.(b)
   1.560%, 10/15/09 ........................               525        525,000
ING Bank NV(b)(c)
   1.571%, 08/24/09 ........................             1,750      1,750,000
ING USA Global Funding Trust VI(b)
   2.029%, 09/18/09 ........................               855        855,000
Lloyds Banking Group PLC(a)(b)(c)
   1.541%, 08/07/09 ........................             2,250      2,250,000
Nordea Bank AB(b)(c)
   1.509%, 10/23/09 ........................             2,050      2,050,000
Wachovia Bank N.A.(b)
   1.845%, 08/04/09 ........................             1,600      1,600,000
                                                                 ------------
   TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $15,880,000) ....................                       15,880,000
                                                                 ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)

                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
AGENCY OBLIGATIONS--13.1%
Federal Home Loan Bank
   1.345%, 03/20/09(b) .....................       $     1,605   $  1,605,074
   0.378%, 08/13/09(b) .....................             1,600      1,600,000
   0.360%, 08/14/09(b) .....................             2,495      2,494,887
   0.592%, 08/21/09 ........................             3,500      3,490,076
   0.592%, 08/25/09 ........................             1,500      1,495,649
   0.602%, 08/28/09 ........................             1,000        997,000
   0.780%, 02/05/10(b) .....................             2,385      2,385,000
   0.865%, 02/06/10(b) .....................             2,385      2,385,000
   1.248%, 07/09/10(b) .....................             4,265      4,263,841
Federal Home Loan Mortgage Corp.
   0.339%, 09/28/09(b) .....................             2,950      2,949,579
   1.060%, 07/14/10(b) .....................             2,500      2,498,807
   1.229%, 08/24/10(b) .....................             1,895      1,895,121
   1.244%, 09/03/10(b) .....................             2,865      2,864,136
Federal National Mortgage Assoc.
   2.021%, 05/14/09 ........................             1,500      1,493,833
   1.227%, 05/15/09 ........................             2,000      1,994,917
   0.562%, 08/05/09 ........................            10,000      9,975,578
   0.592%, 08/12/09 ........................             3,000      2,991,937
   0.602%, 08/26/09 ........................             3,000      2,991,100
   1.184%, 08/05/10(b) .....................             2,300      2,298,804
                                                                 ------------
   TOTAL AGENCY OBLIGATIONS
    (Cost $52,670,339) .....................                       52,670,339
                                                                 ------------
U.S. TREASURY OBLIGATIONS--5.6%
U.S. Treasury Bills
   0.325%, 05/21/09 ........................             2,400      2,398,245
   0.300%, 05/28/09 ........................             2,400      2,398,240
   0.335%, 06/04/09 ........................             2,200      2,198,055
   0.397%, 07/02/09 ........................             5,000      4,993,235
   0.391%, 08/06/09 ........................             2,600      2,595,550
   0.446%, 08/13/09 ........................             2,500      2,494,901
   0.471%, 08/20/09 ........................             3,000      2,993,270
   0.492%, 08/27/09 ........................             2,450      2,444,025
                                                                 ------------
   TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $22,515,521) .....................                       22,515,521
                                                                 ------------

                                                         PAR          FAIR
                                                        (000)         VALUE
                                                      --------    -------------
REPURCHASE AGREEMENTS--3.2%
Deutsche Bank Securities, Inc.
   (Tri-Party Agreement dated
   2/27/09 to be repurchased
   at $12,883,290, collateralized
   by $2,320,000 par value, Federal
   Home Loan Bank, 2.80%, due
   09/24/09; $10,922,000 par value,
   Federal Mortgage Assoc.,
   0.00%, due 03/23/09 Market Value
   of the collateral is $13,272,135)
   0.270%, 03/02/09 ........................        $   12,883   $ 12,883,000
                                                                 ------------
   TOTAL REPURCHASE AGREEMENTS
    (Cost $12,883,000) .....................                       12,883,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $402,843,050)* ....................                      402,843,050
                                                                 ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.0% .......................                          142,258
                                                                 ------------
NET ASSETS (APPLICABLE TO
   359,700,340 BEDFORD SHARES
   AND 43,242,284 SANSOM STREET
   SHARES)--100.0% .........................                     $402,985,308
                                                                 ============


* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2009.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Portfolio's assets carried at fair value:

                                                                  INVESTMENTS
                                                                     IN
                       VALUATION INPUTS                           SECURITIES
               --------------------------------                 -------------
Level 1 - Quoted Prices ................................        $          --
Level 2 - Other Significant Observable Inputs ..........          402,843,050
Level 3 - Significant Unobservable Inputs ..............                   --
                                                                -------------
Total ..................................................        $ 402,843,050
                                                                =============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



ASSETS
   Investments, at fair value (Cost $389,960,050) ..........................    $ 389,960,050
   Repurchase agreement, at fair value (Cost $12,883,000) ..................       12,883,000
   Cash ....................................................................              470
   Receivables
      Investments sold .....................................................        2,876,542
      Interest receivable ..................................................          409,019
   Prepaid expenses and other assets .......................................           90,972
                                                                                -------------
         Total assets ......................................................      406,220,053
                                                                                -------------
LIABILITIES
   Payables
      Investments purchased ................................................        2,864,137
      Distribution to shareholders .........................................          119,852
      Distribution fees ....................................................          182,874
      Investment advisory and administration fees ..........................           19,380
      Transfer agent fees ..................................................           13,029
      Custodian fees .......................................................            9,993
      Directors' and officers' fees ........................................            2,315
      Regulatory administration fees .......................................            1,499
      Service organization fees (Sansom Class) .............................               70
      Other accrued expenses and liabilities ...............................           21,596
                                                                                -------------
         Total liabilities .................................................        3,234,745
                                                                                -------------
   Net Assets ..............................................................    $ 402,985,308
                                                                                =============
NET ASSETS CONSIST OF
   Paid-in capital .........................................................      402,942,623
   Undistributed net investment income .....................................              831
   Accumulated net realized gain from investments ..........................           41,854
                                                                                -------------
   Net Assets ..............................................................    $ 402,985,308
                                                                                =============
BEDFORD CLASS
   Net assets ..............................................................    $ 359,742,475
                                                                                -------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..      359,700,340
                                                                                -------------
   Net asset value, offering and redemption price per share ................    $        1.00
                                                                                =============
SANSOM CLASS
   Net assets ..............................................................    $  43,242,833
                                                                                -------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..       43,242,284
                                                                                -------------
   Net asset value, offering and redemption price per share ................    $        1.00
                                                                                =============


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                  (UNAUDITED)



INVESTMENT INCOME
   Interest ...........................................................     $4,117,090
                                                                            ----------
        Total investment income .......................................      4,117,090
                                                                            ----------
EXPENSES
   Distribution fees(1) ...............................................      1,245,277
   Investment advisory and administration fees ........................        825,801
   Temporary Guarantee Program
     Participation fees ...............................................         65,093
   Directors' and officers' fees ......................................         63,269
   Professional fees ..................................................         49,586
   Custodian fees .....................................................         40,305
   Transfer agent fees ................................................         34,259
   Regulatory administration fees .....................................         19,718
   Printing and shareholder reporting fees ............................         18,083
   Insurance fees .....................................................         17,711
   Registration and filing fees .......................................         12,397
   Service organization fees (Sansom Class) ...........................            694
   Other expenses .....................................................          5,329
                                                                            ----------
        Total expenses before waivers .................................      2,397,522
        Less: waivers .................................................       (762,571)
                                                                            ----------
   Net expenses after waivers .........................................      1,634,951
                                                                            ----------
   Net investment income                                                     2,482,139
                                                                            ----------
   Net realized gain from investments .................................         28,705
                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................     $2,510,844
                                                                            ==========

(1) See Note 2 in Notes to Financial Statements.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                              FOR THE SIX MONTHS
                                                                                     ENDED             FOR THE YEAR
                                                                                FEBRUARY 28, 2009          ENDED
                                                                                   (UNAUDITED)        AUGUST 31, 2008
                                                                                  -------------       -------------
FROM OPERATIONS:
   Net investment income ...................................................      $   2,482,139       $   9,100,028
   Net realized gain from investments ......................................             28,705              20,643
                                                                                  -------------       -------------
Net increase in net assets resulting from operations .......................          2,510,844           9,120,671
                                                                                  -------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
      Bedford Class ........................................................         (2,267,776)         (8,433,248)
      Sansom Class .........................................................           (214,363)           (666,780)
                                                                                  -------------       -------------
Net decrease in net assets from dividends to shareholders ..................         (2,482,139)         (9,100,028)
                                                                                  -------------       -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from shares sold:
      Bedford Class ........................................................        479,736,478         693,423,026
      Sansom Class .........................................................        103,836,058         154,552,391
   Shares issued on reinvestment of distributions:
      Bedford Class ........................................................          2,171,221           8,739,785
      Sansom Class .........................................................             34,777             147,473
   Shares repurchased:
      Bedford Class ........................................................       (441,579,027)       (601,709,451)
      Sansom Class .........................................................        (89,379,027)       (141,303,481)
                                                                                  -------------       -------------
Net increase in net assets from capital share transactions .................         54,820,480         113,849,743
                                                                                  -------------       -------------
Total increase in net assets ...............................................         54,849,185         113,870,386

NET ASSETS
   Beginning of period .....................................................        348,136,123         234,265,737
                                                                                  -------------       -------------
   End of period ...........................................................      $ 402,985,308       $ 348,136,123
                                                                                  =============       =============
Undistributed net investment income, end of period .........................      $         831       $         831
                                                                                  =============       =============


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE BEDFORD CLASS
                                      ---------------------------------------------------------------------------------
                                         FOR THE
                                       SIX MONTHS      FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                          ENDED          YEAR          YEAR         YEAR         YEAR           YEAR
                                       FEBRUARY 28,      ENDED         ENDED       ENDED         ENDED          ENDED
                                          2009        AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2008          2007         2006          2005          2004
                                      -------------  ------------  -----------  -----------   -----------   ------------
Net asset value, beginning of period .   $   1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                         --------      --------      --------     --------      --------       --------
Income from investment operations:
   Net investment income .............     0.0064        0.0307        0.0447       0.0388        0.0162         0.0025
   Net gains (losses) on securities ..         --(b)         --(b)         --(b)        --(b)         --(b)          --(b)
                                         --------      --------      --------     --------      --------       --------
     Total net income from investment
       operations ....................     0.0064        0.0307        0.0447       0.0388        0.0162         0.0025
                                         --------      --------      --------     --------      --------       --------
Less dividends and distributions:
   Dividends (from net
     investment income) ..............    (0.0064)      (0.0307)      (0.0447)     (0.0388)      (0.0162)       (0.0025)
                                         --------      --------      --------     --------      --------       --------
Net asset value, end of period .......   $   1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                         ========      ========      ========     ========      ========       ========
     Total Return ....................      0.64%         3.12%         4.56%        3.95%         1.63%          0.25%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) .................   $359,742      $319,387      $218,914     $150,657      $109,495       $ 72,001
   Ratios of expenses to average
     net assets(a) ...................      0.90%(c)      0.90%         0.90%        0.85%         0.97%          0.94%
   Ratios of net investment income
     to average net assets ...........      1.27%(c)      2.94%         4.47%        3.81%         1.68%          0.24%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.25% for the six months ended February 28, 2009 and 1.23%, 1.29%, 1.34%, 1.23% and 1.34% for
     the years ended August 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  THE SANSOM STREET CLASS
                                      ---------------------------------------------------------------------------------
                                         FOR THE
                                       SIX MONTHS      FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                          ENDED          YEAR          YEAR         YEAR         YEAR           YEAR
                                       FEBRUARY 28,      ENDED         ENDED       ENDED         ENDED          ENDED
                                          2009        AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2008          2007         2006          2005          2004
                                      -------------  ------------  -----------  -----------   -----------   ------------
Net asset value, beginning of period ...  $  1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                          -------      --------      --------     --------      --------       --------
Income from investment operations:
   Net investment income ...............   0.0096        0.0365        0.0502       0.0434        0.0239         0.0100
   Net gains (losses) on securities ....       --(b)         --(b)         --(b)        --(b)         --(b)          --(b)
                                          -------      --------      --------     --------      --------       --------
     Total net income from investment
       operations ......................   0.0096        0.0365        0.0502       0.0434        0.0239         0.0100
                                          -------      --------      --------     --------      --------       --------
Less dividends and distributions:
   Dividends (from net
     investment income) ................  (0.0096)      (0.0365)      (0.0502)     (0.0434)      (0.0239)       (0.0100)
                                          -------      --------      --------     --------      --------       --------
Net asset value, end of period .........  $  1.00      $   1.00      $   1.00     $   1.00      $   1.00       $   1.00
                                          =======      ========      ========     ========      ========       ========
     Total Return ......................    0.96%         3.71%         5.14%        4.42%         2.41%          1.00%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ...................  $43,243      $ 28,749      $ 15,352     $ 15,525      $ 87,304       $141,372
   Ratios of expenses to average
     net assets(a) .....................    0.25%(c)      0.31%         0.35%        0.26%         0.20%          0.20%
   Ratios of net investment income to
     average net assets ................    1.66%(c)      3.64%         5.02%        4.25%         2.39%          0.98%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.60% for the six months ended February 28, 2009 and 0.60%, 0.69%, 0.67%, 0.67% and 0.59%
     for the years ended August 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2009
                                  (UNAUDITED)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     Effective September 1, 2008, the Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o    Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2009 is included with the Portfolio's Schedule of Investments.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2009
                                  (UNAUDITED)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio's custodian or an authorized securities depository.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and administrator for the Portfolio. BIMC and PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PNC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                     ANNUAL RATE
                    ----------------------------------------------
                    0.45% of first $250 million of net assets;
                    0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive and/or reimburse all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2009, advisory fees and waivers for the investment portfolio were as follows:

                     GROSS                                     NET
                   ADVISORY                                 ADVISORY
                      FEE               WAIVER                 FEE
                  -----------        --------------      --------------
                   $825,801            $(673,997)           $151,804

     As of February 28, 2009, the Portfolio owed BIMC $19,380 in advisory fees.

     PNC and PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC, PNC or PFPC Distributors at a later time for any amounts waived or assumed.

     For providing regulatory administration services to RBB, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio of the Company in proportion to its net assets.

     PNC serves as the transfer and dividend disbursing agent for each class. For providing transfer agent services, PNC is entitled to receive fees from the Portfolio. PNC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares.

     PFPC Trust Company, an affiliate of PNC, provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:


                                   ANNUAL RATE
         --------------------------------------------------------------
         0.025% per thousand of first $50 million of gross assets; 0.020% per thousand of next $50 million of gross assets; 0.015% per thousand of gross assets in excess of $100 million.

     The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Portfolio has entered into a Distribution Agreement with PFPC Distributors.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
     The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis. PFPC Distributors may voluntarily waive these fees at its discretion. For the six months ended February 28, 2009, distribution fees paid to PFPC Distributors for the Bedford Class were as follows:

                                GROSS                                 NET
                             DISTRIBUTION                         DISTRIBUTION
                                 FEE               WAIVER             FEE
                             --------------    --------------    --------------
       Bedford Class           $1,245,277        $(88,574)        $1,156,703

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2009, service organization fees were $694 for the Portfolio.

3. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Portfolio's federal tax returns for each of the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2008, the Portfolio had no capital loss carryforwards. Prior period capital loss carryforwards of $5,533 were utilized to offset current realized gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Portfolio incurred no post-October capital losses.

     The tax character of dividends and distributions paid during the last fiscal year was as follows:

                                   ORDINARY          LONG-TERM
                                    INCOME             GAINS
                               ------------------  -------------
                  2008            $9,100,028            $ --

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


4. U.S. DEPARTMENT OF THE TREASURY'S GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

     On October 1, 2008, the Board of Directors of the Company approved the Portfolio's participation in the Guarantee Program for Money Market Funds (the "Guarantee Program") established by the U.S. Department of the Treasury (the "Treasury"). The Guarantee Program provides coverage to shareholders of record in the Portfolio as of the close of business on September 19, 2008 and would be triggered if the Portfolio's NAV falls below $0.9950. The number of shares covered will be the lesser of (1) shares owned on September 19, 2008 or (2) shares owned on the date on which the Portfolio's NAV is less than $0.9950 ("Guarantee Event"). In order for payment to occur under the Guarantee Program, the Portfolio would need to initiate the liquidation of the Portfolio within five business days of the Guarantee Event.

     To participate in the Guarantee Program, the Department of Treasury requires publicly offered money market funds that are regulated under Rule 2a-7 of the 1940 Act ("eligible money market funds") with an NAV per share greater than or equal to $0.9975 as of the close of business on September 19, 2008, to pay an upfront, non-refundable fee of 0.01 percent (one basis point) for the original period and 0.015 percent (1.5 basis points) for the first and second extension periods based on the number of shares outstanding on that date. Eligible money market funds with an NAV per share greater than or equal to $0.9950 and below $0.9975 as of the close of business on September 19, 2008, are required to pay an upfront, non-refundable fee of 0.015 percent (1.5 basis points) for the original period and 0.023 percent (2.3 basis points) for the first and second extension periods based on the number of shares outstanding on that date. Funds with an NAV per share below $0.9950 as of the close of business on September 19, 2008 may not participate in the Guarantee Program. On October 6, 2008, the Portfolio paid $35,923 to participate in the Guarantee Program, which amount was amortized through December 18, 2008. The initial term of the Guarantee Program expired on December 18, 2008. On December 5, 2008, the Portfolio paid $53,882 to participate in the first extension of the Guarantee Program which extended the Guarantee Program through April 30, 2009. This amount will be amortized through April 30, 2009.

     On April 1, 2009, the U.S. Treasury Department announced a second extension of its Guarantee Program through September 18, 2009, in order to support ongoing stability in financial markets. On April 9, 2009, the Portfolio paid $53,882 to participate in the second extension of the Guarantee Program. This amount will be amortized through September 18, 2009.

5. SUBSEQUENT EVENTS

     Effective March 13, 2009, the Distributor has agreed to voluntarily waive a portion of the Distribution and Service (12b-1) Fees payable by Bedford Shares of the Portfolio to the extent necessary to maintain a minimum annualized net yield of at least 0.00%. This waiver is voluntary and may be changed or terminated by the Distributor at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                   (800) 888-9723
     Sansom Street             (800) 430-9618


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02866

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                       [GRAPHICS OMITTED]
                         Hilliard Lyons




                          SENBANC FUND
                   SENBANC
                      of THE RBB FUND, INC.



                       SEMI-ANNUAL REPORT
                        FEBRUARY 28, 2009
                           (UNAUDITED)




     This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Senbanc Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

SIX MONTHS ENDED FEBRUARY 28, 2009

TO: SHAREHOLDERS OF SENBANC FUND

There was broad capitulation by bank stock investors worldwide on January 20th, 2009. The specter of bank nationalization and its potential elimination of shareholder value panicked investors. The British Government's large stake in Royal Bank of Scotland precipitated a stampede of opinion, and the herd mentality of institutional investors completed the scenes of carnage. We now have an open debate on bank nationalization, a course of action anathema even to Socialist governments in Europe except as the last of last resorts.

Banks appear to be managing their earnings reasonably well in these trying times. Only a fraction of banks recorded losses for all of 2008, and fewer still have recorded negative earnings in total since bank stock prices began their slide in May 2004. Reserves for loan losses in excess of non-performing assets provide an additional cushion to equity. Excess reserves taken in an adverse economic climate are no detriment to comparative valuation; at such times stock prices are not supported by earnings. It therefore behooves financial institutions to over-reserve, to cut dividends, and to take any measures necessary to preserve capital for some future date.

In consequence, the last four years has seen average bank stock prices decline at a rate close to the drop in earnings, while tangible equity within these banks has increased.

Our ten largest holdings represent a significant 64% of the total portfolio of 46 stocks. Large regional and money center banks represent 57% of these top ten. The total portfolio has a price to book value at a 27% discount to the Nasdaq Bank Index, with a dividend yield slightly double that Index. By any gross yardstick, our methodology has accumulated significant positions in severely undervalued banks.

JPMorgan is our largest position by default. To meet fund redemptions we have sold enough stocks that the relative size of this position has increased. We are content to hold this position, because JPMorgan's 65% price decline between May 4th, 2007 and January 20th, 2009, has run counter to its record of positive quarterly operating earnings. We accumulated this stock as its tangible book value was rising. We are quite prepared to await proper valuation of this and other stocks in our portfolio in their next normal year of operation.

Beginning in the second half of 2009, we expect quarterly earnings to be stronger on a consecutive quarter basis, and in year to year quarterly comparisons. Even with a rising tide of favorable perception for banks through the remainder of 2009 and throughout 2010, we do not expect a full return of value for the higher-performing banks in our portfolio until 2011.


                                                     Very truly yours,

                                                     /s/ Alan F. Morel

                                                     Alan F. Morel
                                                     Portfolio Manager
                                                     Senbanc Fund

                                  SENBANC FUND
                                PERFORMANCE DATA
                          FEBRUARY 28, 2009 (UNAUDITED)


--------------------------------------------------------------------------------
                                                                         SINCE
  TOTAL RETURNS (%)   SIX         1       3 YEAR         5 YEAR       INCEPTION*
  AS OF 2/28/09      MONTHS      YEAR    ANNUALIZED    ANNUALIZED     ANNUALIZED
  ------------------------------------------------------------------------------
  Senbanc Fund       -51.28     -60.55    -34.31         -21.27          -4.37

--------------------------------------------------------------------------------

 *Inception Date -- 7/8/99

  THE PERFORMANCE SHOWN ABOVE REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL 1-800-444-1854. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS IS 1.79%. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS WERE NOT IN EFFECT. THE MAXIMUM SALES CHARGE, AS STATED IN THE PROSPECTUS, IS 2.25%.





                                  SENBANC FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2009
                                   (UNAUDITED)
                                                                       % of
   Industry Classification                                          Net Assets
   -----------------------                                        --------------
   Savings, Credit & Other Financial Institutions..............       86.2%
   State & National Banks......................................       10.7
   Temporary Investments.......................................        4.2
                                                                     -----
   Total Investments...........................................      101.1
   Liabilities in Excess of Other Assets.......................       (1.1)
                                                                     -----
   Net Assets..................................................      100.0%
                                                                     =====

   Portfolio holdings are subject to change at any time.

                                  SENBANC FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 to February 28, 2009, and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account  Ending Account
                                     Value             Value      Expenses Paid
                                    9/01/08           2/28/09     During Period*
                               -----------------  --------------  --------------
Actual  .......................    $1,000.00         $  487.20         $6.45
Hypothetical
   (5% return before expenses).     1,000.00          1,016.01          8.79

---------------
* Expenses are equal to the Fund's annualized six-month expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value is based on the actual six-month total return of -51.28%.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

COMMON STOCK -- 96.9%
-------------------------------------------------------------------------------
                                                                       FAIR
SHARES            DESCRIPTION                                          VALUE
------            -----------                                        ---------

                  SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 86.2%
                  -------------------------------------------------------------
         15,655   American River Bankshares ....................    $   126,806
         26,900   Associated Banc-Corp. ........................        388,974
         71,600   Bank Holdings (The)* .........................         52,268
        116,400   Bank of America Corp. ........................        459,780
         42,478   C&F Financial Corp. ..........................        497,417
         87,500   Capital Bank Corp. ...........................        473,375
         52,398   Centrue Financial Corp. ......................        196,493
         72,800   Citizens Republic Bancorp, Inc.* .............         54,600
         45,400   CityBank .....................................         77,634
         35,700   Comerica, Inc. ...............................        535,857
        331,300   Corus Bankshares, Inc. .......................         49,695
          4,630   Crescent Banking Co. .........................         18,289
         42,600   Financial Institutions, Inc. .................        140,580
         40,500   First United Corp. ...........................        465,750
         87,368   Hampton Roads Bankshares, Inc. ...............        567,018
        234,000   JPMorgan Chase & Co. .........................      5,346,900
        180,400   KeyCorp ......................................      1,264,604
          3,917   MainSource Financial Group, Inc. .............         21,896
        172,111   National Bankshares, Inc. ....................      3,230,523
        186,199   Northrim BanCorp, Inc. .......................      1,502,626
        276,928   PAB Bankshares, Inc. .........................        567,702
         15,000   Pacific Capital Bancorp N.A. .................        108,600
        122,900   Pacific Premier Bancorp, Inc.* ...............        460,875
         25,200   PacWest Bancorp ..............................        344,736
         26,600   Peoples Bancorp of North Carolina, Inc. ......        151,354
         12,000   Peoples Financial Corp. ......................        201,720
        101,094   Premier Financial Bancorp ....................        586,345
        186,800   Regions Financial Corp. ......................        638,856
         11,700   Umpqua Holdings Corp. ........................         99,450
          5,472   United Security Bancshares, Inc. .............         76,663
                                                                    -----------
                                                                     18,707,386
                                                                    -----------

                  STATE & NATIONAL BANKS -- 10.7%
                  -------------------------------------------------------------
         55,899   Bancorp, Inc. (The)* .........................        160,430
         14,296   Bay National Corp.* ..........................         11,437
         40,700   Cascade Financial Corp. ......................         97,273


                       See Notes to Financial Statements.

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

COMMON STOCK (CONTINUED)
-------------------------------------------------------------------------------
                                                                       FAIR
SHARES            DESCRIPTION                                          VALUE
------            -----------                                        ---------

         18,186   Central Virginia Bankshares, Inc. ............    $    94,567
        106,100   Community Bancorp* ...........................         95,490
         11,801   Cowlitz Bancorp*.. ...........................         56,055
         59,900   East West Bancorp, Inc. ......................        425,889
         58,600   First Regional Bancorp* ......................         41,606
         68,200   Rainier Pacific Financial Group, Inc. ........         64,790
         67,897   Rurban Financial Corp. .......................        570,335
         50,400   Summit Financial Group, Inc. .................        385,056
         26,100   Synovus Financial Corp. ......................         90,828
         18,600   Taylor Capital Group, Inc. ...................         74,214
        100,499   Temecula Valley Bancorp, Inc. ................         30,049
        118,032   Vineyard National Bancorp* ...................         17,469
         23,700   Yadkin Valley Financial Corp. ................        108,072
                                                                    -----------
                                                                      2,323,560
                                                                    -----------
                     TOTAL COMMON STOCK (COST $64,243,548) .....     21,030,946
                                                                    -----------

TEMPORARY INVESTMENTS -- 4.2%
-------------------------------------------------------------------------------
        914,657   PNC Bank Money Market ........................        914,657
                                                                    -----------
                     TOTAL TEMPORARY INVESTMENTS
                     (COST $914,657) ...........................        914,657
                                                                    -----------
                     TOTAL INVESTMENTS -- 101.1%
                     (COST $65,158,205) ........................     21,945,603
                                                                    -----------
                     LIABILITIES IN EXCESS OF
                     OTHER ASSETS -- (1.1%) ....................       (230,830)
                                                                    -----------
                     NET ASSETS -- 100% ........................    $21,714,773
                                                                    ===========

* Non-income producing security.

                              SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:
                                                                  INVESTMENTS
                                                                      IN
                       VALUATION INPUTS                           SECURITIES
                      ------------------                          -----------
Level 1 - Quoted Prices................................           $21,945,603
Level 2 - Other Significant Observable Inputs..........                    --
Level 3 - Significant Unobservable Inputs..............                    --
                                                                  -----------
Total..................................................           $21,945,603
                                                                  ===========

                       See Notes to Financial Statements.

                                  SENBANC FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

ASSETS
   Investments, at fair value (Cost $65,158,205) ............      $ 21,945,603
   Receivables
      Dividends and interest.................................            24,553
      Capital shares sold....................................            24,436
      Investment adviser.....................................            10,838
   Prepaid expenses and other assets.........................            12,221
                                                                   ------------
         Total assets........................................        22,017,651
                                                                   ------------
LIABILITIES
   Payables
      Capital shares redeemed................................           140,869
      Distribution fees......................................            64,066
      Transfer agent fees....................................            29,851
      Professional fees......................................            25,048
      Administration and accounting fees.....................            12,335
      Director's and officers' fees..........................             7,763
      Custodian fees.........................................             4,900
      Other accrued expenses and liabilities.................            18,046
                                                                   ------------
         Total Liabilities...................................           302,878
                                                                   ------------
   Net Assets................................................      $ 21,714,773
                                                                   ============

NET ASSETS CONSIST OF
   Paid-in capital...........................................        79,287,124
   Undistributed net investment income.......................           107,067
   Accumulated net realized loss from investments............       (14,466,816)
   Net unrealized depreciation on investments................       (43,212,602)
                                                                   ------------
   Net Assets................................................      $ 21,714,773
                                                                   ============

   Shares outstanding ($0.001 par value, 50,000,000
      shares authorized).....................................         5,646,658
                                                                   ------------
   Net asset value and redemption price per share............      $       3.85
                                                                   ============
   Maximum offering price per share (NAV / (1-2.25%).........      $       3.94
                                                                   ============






                       See Notes to Financial Statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                   (UNAUDITED)

INVESTMENT INCOME
     Dividends ..............................................      $    736,834
     Interest................................................            11,584
                                                                   ------------
          Total investment income............................           748,418
                                                                   ------------
EXPENSES
     Advisory fees...........................................           110,508
     Distribution fees.......................................           110,508
     Transfer agent fees.....................................            62,595
     Administration and accounting fees......................            54,510
     Professional fees.......................................            26,547
     Printing and shareholder reporting fees.................            24,384
     Directors' and officers' fees...........................            13,884
     Custodian fees..........................................            12,005
     Insurance fees..........................................             9,124
     Registration and filing fees............................             7,439
     Other expenses..........................................             2,232
                                                                   ------------
          Total expenses before waivers and reimbursements...           433,736
          Less: waivers and reimbursements...................          (111,423)
                                                                   ------------
          Net expenses after waivers and reimbursements......           322,313
                                                                   ------------
     Net Investment Income ..................................           426,105
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
     NET REALIZED GAIN/(LOSS) FROM:
          Investments........................................        (8,183,783)
     NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
          Investments........................................       (16,551,452)
                                                                   ------------
     Net realized and unrealized loss from investments.......       (24,735,235)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.........      $(24,309,130)
                                                                   ============






                       See Notes to Financial Statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                             FOR THE
                                                                            SIX MONTHS
                                                                               ENDED            FOR THE YEAR
                                                                         FEBRUARY 28, 2009          ENDED
                                                                            (UNAUDITED)        AUGUST 31, 2008
                                                                         -----------------     ---------------
FROM OPERATIONS:
     Net investment income.........................................        $    426,105         $  2,056,071
     Net realized loss from investments............................          (8,183,783)          (5,510,341)
     Net change in unrealized depreciation
        from investments...........................................         (16,551,452)         (31,531,724)
                                                                           ------------         ------------
Net decrease in net assets resulting from operations...............         (24,309,130)         (34,985,994)
                                                                           ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income.........................................          (1,363,146)          (3,969,785)
     Net realized capital gains....................................              (9,202)          (4,489,732)
                                                                           ------------         ------------
Net decrease in net assets from dividends and distributions to
shareholders.......................................................          (1,372,348)          (8,459,517)
                                                                           ------------         ------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold (75,356 and 491,710 shares,
        respectively)..............................................             489,301            4,914,054
     Reinvestment of distributions (230,768 and 732,453 shares,
        respectively)..............................................           1,273,840            7,947,115
     Shares redeemed (948,821 and 2,498,242 shares,
        respectively)..............................................          (6,233,695)         (28,667,954)
                                                                           ------------         ------------
Net decrease in net assets from capital share transactions.........          (4,470,554)         (15,806,785)
                                                                           ------------         ------------
Total decrease in net assets.......................................         (30,152,032)         (59,252,296)

NET ASSETS
     Beginning of period...........................................          51,866,805          111,119,101
                                                                           ------------         ------------
     End of period.................................................        $ 21,714,773         $ 51,866,805
                                                                           ============         ============
Undistributed net investment income, end of period.................        $    107,067         $  1,044,108
                                                                           ============         ============






                       See Notes to Financial Statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                 FOR THE SIX        FOR THE         FOR THE       FOR THE     FOR THE PERIOD         FOR THE
                                MONTHS ENDED      FISCAL YEAR     FISCAL YEAR    FISCAL YEAR   JULY 1, 2005     FISCAL YEARS ENDED
                                FEBRUARY 28,         ENDED           ENDED          ENDED         THROUGH     ----------------------
                                    2009           AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,     JUNE 30,    JUNE 30,
                                 (UNAUDITED)         2008            2007           2006           2005*         2005        2004
                                ------------      -----------     -----------    -----------  --------------  ----------  ----------
PER SHARE OPERATING PERFORMANCE
Net asset value:
   Beginning of period......       $  8.25          $ 14.69        $  16.57       $  16.27       $  16.13      $  16.54    $  14.86
                                   -------          -------        --------       --------       --------      --------    --------
Net investment income.......          0.09             0.39            0.41           0.29           0.03          0.15        0.04
Net realized and unrealized
   gain/(loss) on
   investments..............         (4.25)           (5.52)          (1.56)          0.44           0.11          0.78        2.59
                                   -------          -------        --------       --------       --------      --------    --------
Total from investment
   operations...............         (4.16)           (5.13)          (1.15)          0.73           0.14          0.93        2.63
                                   -------          -------        --------       --------       --------      --------    --------
Less distributions from:
Net investment income.......         (0.24)           (0.61)          (0.31)         (0.12)            --         (0.10)      (0.02)
Net realized gain on
   investments..............            --(b)         (0.70)          (0.42)         (0.31)            --         (1.24)      (0.93)
                                   -------          -------        --------       --------       --------      --------    --------
Total distributions.........         (0.24)           (1.31)          (0.73)         (0.43)            --         (1.34)      (0.95)
                                   -------          -------        --------       --------       --------      --------    --------
Net asset value:
   End of period............       $  3.85          $  8.25        $  14.69       $  16.57       $  16.27      $  16.13    $  16.54
                                   =======          =======        ========       ========       ========      ========    ========
Total investment return
   (excludes sales charge)..        (51.28)%**       (37.08)%         (7.47)%         4.52%          0.87%**       5.25%      17.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)..........       $21,715          $51,867        $111,119       $185,593       $230,250      $231,651    $217,494
Ratio of operating expenses
   to average net assets,
   including waivers........          1.75%***         1.75%           1.53%          1.38%          1.43%***      1.40%       1.25%
Ratio of operating expenses
   to average net assets,
   excluding waivers........          2.35%***         1.79%           1.53%          1.38%          1.43%***      1.40%       1.25%
Ratio of net investment
   income/(loss) to
   average net assets,
   including waivers........          2.31%***         2.79%           1.84%          1.53%          0.93%***      0.91%       0.29%
Ratio of net investment
   income/(loss) to
   average net assets,
   excluding waivers........          1.71%***         2.75%           1.84%          1.53%          0.93%***      0.91%       0.29%
Portfolio turnover rate.....          2.20%**         11.01%           9.74%          7.47%          0.94%        19.90%      51.01%



---------------
*   As a result of a reorganization that was effective
    August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.
**  Not annualized.
*** Annualized.
(b) Amount is less than $0.005 per share.


                       See Notes to Financial Statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Senbanc Fund (the "Fund"). As of the date hereof, the Fund offers one class of shares and is a non-diversified fund.

RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. After the close of business on August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o  Level 1 -- quoted prices in active markets for identical securities

      o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

      o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Schedule of Investments.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Hilliard Lyons Research Advisors (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, LLC, provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

The Adviser has voluntarily agreed to limit the Fund's total operating expenses to 1.75%. This limit is calculated daily based on the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fees as necessary. The Adviser may terminate the voluntary limit at any time upon notice to the Company's Board of Directors.

PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.095% of the Fund's first $250 million of average daily net assets; 0.080% of the next $250 million of average daily net assets; 0.060% of the next $250 million of average daily net assets; and 0.040% of the average daily net assets in excess of $750 million, subject to a minimum of $7,500 per month.

Included in the administration and accounting fees shown on the Statement of Operations are fees for providing regulatory administration services to RBB. For providing those services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to the Fund in proportion to its net assets of the RBB Funds.

In addition, PNC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000, plus out of pocket expenses.

For providing custodial services to the Fund, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual rate of 0.015% of the first $100 million of the Fund's average gross assets; 0.01% of the next $400 million of average gross assets; and 0.008% of average gross assets over $500 million, subject to a minimum monthly fee of $1,500.

PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, provides certain administrative services to the Fund. The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, to allow the Fund to reimburse PFPC Distributors for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse PFPC Distributors for such expenses.

For the six months ended February 28, 2009, PFPC Distributors earned $1,253 in underwriting fees and $9,950 for commissions on sales of the Fund's shares.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

3. INVESTMENT IN SECURITIES

For the six months ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                 Investment Securities
                                               Purchases           Sales
                                              -----------        ---------
                                              $5,365,773          $738,612

4. FEDERAL INCOME TAX INFORMATION

FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation of guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax returns for each of the prior three fiscal years remain subject to examination by the Internal Revenue Service.

At February 28, 2009, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

      Cost of investments for tax purposes..............   $ 65,158,205
                                                           ------------
      Gross tax unrealized appreciation.................   $         --
      Gross tax unrealized depreciation.................    (43,212,602)
                                                           ------------
      Net tax unrealized depreciation on investments....   $(43,212,602)
                                                           ============

On August 31, 2008, the Fund had no capital loss carryforwards available to offset future capital gains.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Fund deferred post-October capital losses of $6,283,011.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

The tax character of dividends and distributions paid were as follows:

                                                         For the Year Ended
                                                           August 31, 2008
                                                         ------------------

         Distributions paid from:
            Ordinary income............................       $4,414,263
            Long-term capital gains....................        4,045,254
                                                              ----------
                                                              $8,459,517
                                                              ==========

5. INDUSTRY CONCENTRATION RISK

Since the Fund's investments are concentrated in the banking industry, they are subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
                                OTHER INFORMATION
                                FEBRUARY 28, 2009
                                   (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling Senbanc Fund at (877) 264-5346, at WWW.HILLIARD.COM and on the SEC's website at HTTP://WWW.SEC.GOV.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

--------------------------------------------------
               INVESTMENT ADVISER

   Hilliard Lyons Research Advisors
   500 West Jefferson Street
   Louisville, KY 40202

                 ADMINISTRATOR

   PNC Global Investment Servicing (U.S.), Inc.
   301 Bellevue Parkway
   Wilmington, DE 19809

                 TRANSFER AGENT

   PNC Global Investment Servicing (U.S.), Inc.
   101 Sabin Street
   Pawtucket, RI 02866

                  UNDERWRITER

   PFPC Distributors, Inc.
   760 Moore Road
   King of Prussia, PA 19406

                   CUSTODIAN

   PFPC Trust Company
   8800 Tinicum Boulevard
   Suite 200
   Philadelphia, PA 19153

             INDEPENDENT REGISTERED
             PUBLIC ACCOUNTING FIRM

   Deloitte & Touche LLP
   1700 Market Street
   Philadelphia, PA 19103-3984

                 LEGAL COUNSEL

   Drinker Biddle & Reath LLP
   One Logan Square
   18th and Cherry Streets
   Philadelphia, PA 19103-6996

--------------------------------------------------

                                                              [GRAPHIC OMMITTED]
                                                                          ROBECO



ROBECO INVESTMENT FUNDS
of The RBB Fund, Inc.



Semi-Annual Report
February 28, 2009 (Unaudited)




Robeco Boston Partners Small Cap Value Fund II
Robeco Boston Partners Long/Short Equity Fund
Robeco Boston Partners Mid Cap Value Fund
Robeco Boston Partners All-Cap Value Fund
Robeco WPG Small Cap Value Fund
Robeco WPG 130/30 Large Cap Core Fund
SAM Sustainable Climate Fund
SAM Sustainable Water Fund


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of Robeco Investment Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------

Dear Shareholder:

     In our view, the pessimism and fear observed in the current environment have been (in part) a function of the investment communities' own making.
Analysts have quickly shifted from overly optimistic assessments of 2009 earnings per share (EPS) for the S&P 500 Index to a race to determine who can publish the most draconian EPS assessments the fastest. In the fourth quarter of 2008, sell and buy side estimates were in the range of $60 to $80 for 2009; now we see firms predicting low $40s, a decline of nearly 60% from the peak of 2007 and a scenario last realized in the Great Depression.

     Many pundits have likened this crisis to a natural disaster, such as a flood, that only occurs every century. This financial crisis, however, is not a natural occurrence. The recent problems are the result of human decision-making; hence they are solvable and we believe they will be solved. The massive monetary and fiscal stimuli being applied around the world should have a positive impact in preventing aggregate demand from collapsing and the global economy from falling into an abyss. The timing of this impact is impossible to predict, but the injection of $1 or $2 trillion into a $13 trillion US economy represents a demonstrably powerful weapon.

     We believe the pessimism we see all around us is actually creating valuations which set the stage for strong investment returns in the future. Successful investing has elements of contrarianism that run strongly counter to human nature. During stressful times, it is natural to want to wait for the situation to settle in order to have more clarity about the future. However, by then it will be too late. The market gravitates to the right solution, but it is inefficient; in its adjustment process it frequently overshoots, both to the downside and upside due to emotions of fear and greed.

     History shows that the great majority of stock market returns are earned on a very small number of big "up" days; being out of the market on those days is not only unbelievably costly but inherently destructive to the mathematics of compound returns.

     Having said that we see attractive valuations in this gloomy climate, the question is: where do we find them?

     Ultimately, it is our view that corporate performance in the shape of earnings and cash flow will dictate the direction of the stock market. This reasoning stems from the observation that corporations are not sitting on their hands during this crisis; they are cutting costs to improve their financial profile. As a result, we think that the momentum behind earnings will stabilize, or at least stop declining, as the year progresses. Given that our investment process relies on a bottom-up framework for identifying stock-specific investments in a risk-averse manner, we believe the current confluence of attractive valuations, serious-but-solvable issues and opportunities for long-term appreciation have created a target-rich environment for investing your portfolio. As for aggregate demand, the economic stimuli now being applied should ultimately prevent a collapse. In our view, as optimistic greed supplants pessimistic fear, stock prices will respond accordingly. We would be remiss if we did not take this opportunity to thank you for your business and for the confidence that you have placed in us. We look forward to keeping you informed as this extraordinary investment environment continues to evolve.


Sincerely,

Robeco Investment Funds

                                                     SEMI-ANNUAL REPORT 2009 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2009 (UNAUDITED)


                                                                                               AVERAGE ANNUAL
                                                                               ------------------------------------------
                                                                                                                  SINCE
                                          SIX-MONTH           1 YEAR           5 YEAR             10 YEAR       INCEPTION
                                          ---------           ------           ------             -------       ---------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
Institutional Class(1)                     -46.20%            -44.75%           -8.29%             8.11%           N/A
Investor Class(1)                          -46.30%            -44.95%           -8.54%             7.85%           N/A
Russell 2000(R) Value Index                -47.16%            -43.03%           -6.64%             3.90%           N/A
Russell 2000(R) Index(2)                   -46.91%            -42.38%           -6.68%             1.22%           N/A

    (1) Inception date July 1, 1998
    (2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
Institutional Class(1)                     -29.75%            -26.02%            0.46%             6.11%           N/A
Investor Class(1)                          -29.90%            -26.25%            0.19%             5.85%           N/A
S&P 500(R) Index                           -41.82%            -43.32%           -6.63%            -3.43%           N/A

    (1) Inception date November 17, 1998

ROBECO BOSTON PARTNERS MID CAP VALUE FUND
Institutional Class(1)                     -39.67%            -38.28%           -2.19%             3.49%           N/A
Investor Class(1)                          -39.75%            -38.46%           -2.42%             3.24%           N/A
Russell 2500(R) Index                      -46.09%            -43.82%           -6.00%             2.64%           N/A
Russell 2500(R) Value Index(2)             -46.05%            -43.69%           -6.22%             3.84%           N/A
Russell Midcap(R) Value Index(2)           -48.03%            -47.66%           -5.38%             2.41%           N/A

    (1) Inception date June 2, 1997
    (2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
Institutional Class(1)                     -34.88%            -35.73%           -2.07%              N/A           2.84%
Investor Class(1)                          -35.08%            -35.98%           -2.34%              N/A           2.56%
Russell 3000(R) Value Index                -44.91%            -47.02%           -6.65%              N/A          -2.35%
Russell 3000(R) Index(2)                   -42.63%            -43.51%           -6.40%              N/A          -2.05%

    (1) Inception date July 1, 2002
    (2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO WPG SMALL CAP VALUE FUND
Institutional Class                        -43.08%            -43.50%           -8.03%             0.96%           N/A
Russell 2000(R) Value Index                -47.16%            -43.03%           -6.64%             3.90%           N/A

ROBECO WPG 130/30 LARGE CAP CORE FUND(1)
Institutional Class                        -43.80%            -47.42%           -9.85%            -6.07%           N/A
S&P 500(R) Index(2)                        -41.82%            -43.32%           -6.63%            -3.43%           N/A
Russell 1000(R) Growth Index(2)            -39.90%            -40.03%           -6.35%            -5.58%           N/A

    (1) Formerly Robeco WPG Large Cap Growth Fund
    (2) Effective September 4, 2007, the Robeco WPG 130/30 Large Cap Core Fund changed its benchmark from the Russell 1000(R) Growth Index to the S&P
        500(R) Index.

2 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2009 (UNAUDITED)


                                                                                               AVERAGE ANNUAL
                                                                               ------------------------------------------
                                                                                                                  SINCE
                                          SIX-MONTH           1 YEAR           5 YEAR             10 YEAR       INCEPTION
                                          ---------           ------           ------             -------       ---------
SAM SUSTAINABLE CLIMATE FUND
Institutional Class(1)                     -48.83%            -50.94%             N/A               N/A         -45.28%
Investor Class(1)                          -48.96%            -51.07%             N/A               N/A         -45.38%
MSCI World Index                           -43.55%            -47.12%             N/A               N/A         -40.98%

    (1) Inception date October 1, 2007.

SAM SUSTAINABLE WATER FUND
Institutional Class(1)                     -44.59%            -46.83%             N/A               N/A         -40.05%
Investor Class(1)                          -44.72%            -46.96%             N/A               N/A         -40.15%
MSCI World Index                           -43.55%            -47.12%             N/A               N/A         -40.98%

    (1) Inception date October 1, 2007.


----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM. ROBECO INVESTMENT MANAGEMENT, INC. CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUNDS' OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATIONS, IF ANY, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

INVESTORS SHOULD NOTE THAT THE FUNDS ARE ACTIVELY MANAGED MUTUAL FUNDS WHILE THE INDICES ARE UNMANAGED, DO NOT INCUR EXPENSES AND ARE NOT AVAILABLE FOR INVESTMENT.

SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

THE  SAM  SUSTAINABLE   CLIMATE  FUND  AND  SAM   SUSTAINABLE   WATER  FUND  ARE
NON-DIVERSIFIED. GAINS OR LOSSES IN A SINGLE SECURITY OR SECTOR MAY HAVE A GREATER IMPACT ON THESE FUNDS.

The following are the Funds' gross annual operating expense ratios as stated in the most recent prospectus:

                                                    INSTITUTIONAL     INVESTOR
                                                        CLASS           CLASS
                                                    ------------      --------
 Robeco Boston Partners
   Small Cap Value Fund II.......................       1.39%           1.64%
 Robeco Boston Partners
   Long/Short Equity Fund........................       4.36%(1)        4.61%(1)
 Robeco Boston Partners
   Mid Cap Value Fund............................       1.48%           1.73%
 Robeco Boston Partners
   All-Cap Value Fund............................       1.70%           1.95%
 Robeco WPG Small Cap Value Fund.................       1.65%            N/A
 Robeco WPG 130/30 Large Cap Core Fund
   (formerly Robeco WPG Large Cap Growth Fund)...       3.43%(1)         N/A
 SAM Sustainable Climate Fund....................       9.18%           9.43%
 SAM Sustainable Water Fund......................       8.89%           9.14%


(1) Includes interest and dividend expense on short sales.

                                                     SEMI-ANNUAL REPORT 2009 | 3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE TABLE


                                          BEGINNING ACCOUNT        ENDING ACCOUNT        ANNUALIZED          EXPENSES
                                                 VALUE                  VALUE              EXPENSE          PAID DURING
                                           SEPTEMBER 1, 2008      FEBRUARY 28, 2009         RATIO             PERIOD*
                                          ------------------      -----------------      ----------         -----------
----------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  538.00             1.30%             $ 4.96
Hypothetical............................          1,000.00              1,018.27             1.30                6.53


INVESTOR
Actual..................................         $1,000.00             $  537.00             1.55%             $ 5.91
Hypothetical............................          1,000.00              1,017.01             1.55                7.78


---------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  702.50             3.73%(1)          $15.75
Hypothetical............................          1,000.00              1,006.07             3.73(1)            18.73


INVESTOR
Actual..................................         $1,000.00             $  701.00             3.98%(1)          $16.79
Hypothetical............................          1,000.00              1,004.81             3.98(1)            19.98


-----------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  603.30             1.00%             $ 3.98
Hypothetical............................          1,000.00              1,019.77             1.00                5.02


INVESTOR
Actual..................................         $1,000.00             $  602.50             1.25%             $ 4.97
Hypothetical............................          1,000.00              1,018.52             1.25                6.28

4 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited) (continued)
--------------------------------------------------------------------------------


                                          BEGINNING ACCOUNT        ENDING ACCOUNT        ANNUALIZED          EXPENSES
                                                 VALUE                  VALUE              EXPENSE          PAID DURING
                                           SEPTEMBER 1, 2008      FEBRUARY 28, 2009         RATIO             PERIOD*
                                          ------------------      -----------------      ----------         -----------
-----------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  651.20             0.95%              $ 3.89
Hypothetical............................          1,000.00              1,020.03             0.95                 4.77

INVESTOR
Actual..................................         $1,000.00             $  649.20             1.20%              $ 4.91
Hypothetical............................          1,000.00              1,018.77             1.20                 6.02

-------------------------------
ROBECO WPG SMALL CAP VALUE FUND
-------------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  569.20             1.69%              $ 6.58
Hypothetical............................          1,000.00              1,016.31             1.69                 8.48

-------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND
-------------------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  562.00             2.37%              $ 9.18
Hypothetical............................          1,000.00              1,012.90             2.37                11.90

----------------------------
SAM SUSTAINABLE CLIMATE FUND
----------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  511.70             1.50%              $ 5.62
Hypothetical............................          1,000.00              1,017.26             1.50                 7.53

INVESTOR
Actual..................................         $1,000.00             $  510.40             1.75%              $ 6.55
Hypothetical............................          1,000.00              1,016.01             1.75                 8.79

--------------------------
SAM SUSTAINABLE WATER FUND
--------------------------
INSTITUTIONAL
Actual..................................         $1,000.00             $  554.10             1.50%              $ 5.78
Hypothetical............................          1,000.00              1,017.26             1.50                 7.53

INVESTOR
Actual..................................         $1,000.00             $  552.80             1.75%              $ 6.74
Hypothetical............................          1,000.00              1,016.01             1.75                 8.79

 * Expenses are equal to the Fund's annualized six-month expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

(1) These amounts include dividends paid on securities which the Fund has sold short ("short-sale dividends") and related interest expense. The amount of short-sale dividends and related interest expense was 1.23% of average net assets for the most recent fiscal half-year.

(2) These amounts include dividends paid on securities which the Fund has sold short ("short-sale dividends") and interest expense on borrowings. The amount of short-sale dividends and interest expense was 0.31% of average net assets for the most recent fiscal half-year.

                                                     SEMI-ANNUAL REPORT 2009 | 5

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS SUMMARY TABLES
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------
COMMON STOCK
   Finance ..................................         20.4%      $ 8,853,016
   Consumer Services ........................         20.3         8,782,906
   Real Estate Investment Trusts ............         11.0         4,790,505
   Capital Goods ............................          9.9         4,278,566
   Health Care ..............................          9.8         4,268,455
   Technology ...............................          6.4         2,771,889
   Energy ...................................          5.3         2,307,929
   Consumer Non-Durables ....................          5.3         2,293,045
   Consumer Durables ........................          3.9         1,680,645
   Basic Industries .........................          3.1         1,355,365
   Utilities ................................          1.1           469,013
   Transportation ...........................          0.9           386,906
   Communications ...........................          0.6           275,814
SHORT-TERM INVESTMENT .......................          2.6         1,112,664
LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (0.6)         (255,446)
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $43,371,272
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------

COMMON STOCK
   Finance ..................................         16.5%      $ 4,980,173
   Consumer Services ........................         16.4         4,924,113
   Technology ...............................         15.7         4,732,629
   Utilities ................................          8.3         2,505,713
   Capital Goods ............................          7.4         2,227,287
   Health Care ..............................          6.4         1,919,691
   Basic Industries .........................          5.6         1,671,054
   Consumer Non-Durables ....................          5.2         1,549,702
   Energy ...................................          5.0         1,510,640
   Real Estate Investment Trusts.............          4.1         1,219,155
   Consumer Durables ........................          2.8           851,607
   Communications ...........................          2.4           724,556
   Transportation ...........................          1.1           329,339
SHORT-TERM INVESTMENT .......................          2.9           880,828
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................          0.2            67,472
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $30,093,959
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------
DOMESTIC COMMON STOCK
   Technology ...............................         27.9%      $ 5,790,544
   Finance ..................................         16.8         3,469,265
   Health Care ..............................         16.3         3,376,947
   Consumer Services ........................         12.9         2,680,424
   Energy ...................................          8.0         1,662,871
   Capital Goods ............................          6.5         1,354,939
   Consumer Non-Durables ....................          4.5           928,654
   Basic Industries .........................          4.0           821,395
   Consumer Durables ........................          2.6           532,748
   Communications ...........................          1.6           334,973
   Transportation ...........................          0.8           171,726
   Real Estate Investment Trusts.............          0.1            18,529
PREFERRED STOCK .............................          4.7           971,385
WARRANTS ....................................           --                --
SECURITIES SOLD SHORT .......................        (11.9)       (2,469,379)
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................          5.2         1,083,417
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $20,728,438
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND


                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------
COMMON STOCK
   Finance ..................................         22.9%      $ 8,509,651
   Health Care ..............................         16.4         6,098,498
   Consumer Services ........................         13.5         5,012,731
   Technology ...............................         13.1         4,858,062
   Energy ...................................          9.1         3,393,591
   Consumer Non-Durables ....................          7.0         2,624,304
   Capital Goods ............................          3.2         1,196,028
   Communications ...........................          3.1         1,163,614
   Real Estate Investment Trusts.............          2.6           966,148
   Utilities ................................          2.5           949,659
   Consumer Durables ........................          0.5           170,061
SHORT-TERM INVESTMENT .......................          3.5         1,286,453
CORPORATE BONDS .............................          2.1           789,179
PREFERRED STOCK .............................          1.5           566,012
WARRANTS ....................................           --               323
OPTIONS WRITTEN .............................         (0.7)         (264,091)
LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (0.3)         (115,128)
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $37,205,095
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


6 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS SUMMARY TABLES
--------------------------------------------------------------------------------

ROBECO WPG SMALL CAP VALUE FUND

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------
COMMON STOCK
   Finance ..................................         33.2%      $ 7,286,240
   Commercial Services ......................         13.4         2,936,825
   Consumer Non-Cyclical ....................          9.1         2,008,817
   Consumer Cyclical ........................          8.9         1,944,326
   Energy ...................................          8.2         1,791,339
   Technology ...............................          6.4         1,397,621
   Health Care ..............................          5.5         1,206,044
   Utilities ................................          3.7           808,931
   Transportation ...........................          3.6           793,593
   Consumer Services ........................          3.2           712,303
   Industrials ..............................          2.1           451,970
   Basic Materials ..........................          1.5           333,170
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................          1.2           267,235
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $21,938,414
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


SAM SUSTAINABLE CLIMATE FUND

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------
COMMON STOCK
   United States ............................         27.5%      $   572,851
   Spain ....................................         18.2           378,193
   Austria ..................................          6.5           134,686
   Brazil ...................................          5.3           109,990
   Finland ..................................          5.2           108,844
   Netherlands ..............................          4.5            93,966
   Denmark ..................................          4.2            87,710
   Switzerland ..............................          3.5            71,953
   China ....................................          3.3            68,245
   Canada ...................................          2.6            54,856
   Germany ..................................          2.1            43,514
   Greece ...................................          2.0            42,457
   Sweden ...................................          0.5            10,073
   Ireland ..................................          0.3             5,445
SHORT-TERM INVESTMENT .......................         16.1           334,098
LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (1.8)          (36,951)
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $ 2,079,930
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


ROBECO WPG 130/30 LARGE CAP CORE FUND

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------


DOMESTIC COMMON STOCK
   Technology ...............................         25.6%      $ 1,820,154
   Health Care ..............................         20.2         1,433,158
   Energy ...................................         14.9         1,056,812
   Finance ..................................         13.9           987,734
   Consumer Cyclical ........................         11.1           788,579
   Consumer Non-Cyclical ....................         10.8           769,562
   Basic Materials ..........................          7.0           499,916
   Consumer Services ........................          6.0           424,776
   Industrials ..............................          5.8           414,906
   Telecommunications .......................          5.2           367,034
   Utilities ................................          5.1           361,818
   Commercial Services ......................          3.1           217,654
   Transportation ...........................          2.2           158,156
   Other ....................................          0.1             7,023
SHORT-TERM INVESTMENT .......................         20.3         1,439,411
SECURITIES SOLD SHORT .......................        (31.0)       (2,201,693)
LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................        (20.3)       (1,442,164)
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $ 7,102,836
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


SAM SUSTAINABLE WATER FUND

                                                   % of Net
   Security Type/Sector Classification              Assets          Value
--------------------------------------------       --------      -----------
COMMON STOCK
   United States ............................         43.6%      $ 1,265,686
   Hong Kong ................................          9.8           283,297
   France ...................................          8.7           253,417
   Netherlands ..............................          8.2           236,577
   Switzerland ..............................          3.8           109,995
   United Kingdom ...........................          3.7           107,326
   Austria ..................................          2.5            71,349
   Germany ..................................          2.4            71,051
   Canada ...................................          2.3            66,123
   Japan ....................................          2.1            60,464
   Singapore ................................          1.8            52,463
   Brazil ...................................          1.3            37,848
   China ....................................          0.8            24,135
   Spain ....................................          0.6            18,309
   Finland ..................................          0.4            12,693
   Philippines ..............................          0.3             9,034
   Australia ................................          0.1             3,439
SHORT-TERM INVESTMENT .......................          8.2           237,160
LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (0.6)          (17,967)
                                                     -----       -----------
NET ASSETS -- 100.0% ........................        100.0%      $ 2,902,399
                                                     =====       ===========

----------
Portfolio holdings are subject to change at any time.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     SEMI-ANNUAL REPORT 2009 | 7

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMON STOCK--98.0%
BASIC INDUSTRIES--3.1%
   Ashland, Inc. ............................        7,810        $    46,157
   Massey Energy Co. ........................        7,295             84,257
   Neenah Paper, Inc. .......................        9,825             51,581
   Rock-Tenn Co., Class A ...................        5,055            139,569
   Schweitzer-Mauduit International,
     Inc. ...................................       22,495            341,924
   USEC, Inc.* ..............................      137,550            691,877
                                                                  -----------
                                                                    1,355,365
                                                                  -----------
CAPITAL GOODS--9.9%
   Actuant Corp., Class A ...................       10,075            103,672
   Acuity Brands, Inc. ......................       16,165            370,502
   Beacon Roofing Supply, Inc.* .............       66,945            734,387
   Brady Corp., Class A .....................        9,583            164,157
   Drew Industries, Inc.* ...................       19,005            118,021
   Gardner Denver, Inc.* ....................       10,645            201,403
   Granite Construction, Inc. ...............        6,495            231,092
   Griffon Corp.* ...........................       33,260            241,800
   Lennox International, Inc. ...............       10,530            272,727
   Lincoln Electric Holdings, Inc. ..........        8,885            273,036
   LSI Industries, Inc. .....................       18,350             64,592
   Manitowoc Co., Inc., (The) ...............       19,915             81,651
   Mueller Industries, Inc. .................        9,575            173,020
   Oshkosh Corp. ............................       35,775            223,951
   Perini Corp.* ............................       10,880            166,682
   RBC Bearings, Inc.* ......................        6,880            102,650
   Rofin-Sinar Technologies, Inc.* ..........        5,640             82,626
   RTI International Metals, Inc.* ..........       17,500            189,700
   Toro Co. .................................        8,710            190,488
   Wesco International, Inc.* ...............       17,615            292,409
                                                                  -----------
                                                                    4,278,566
                                                                  -----------
COMMUNICATIONS--0.6%
   EarthLink, Inc.* .........................       43,780            275,814
                                                                  -----------
CONSUMER DURABLES--3.9%
   Gentex Corp. .............................       30,695            245,560
   MDC Holdings, Inc. .......................        9,400            237,162
   Tempur-Pedic International, Inc. .........      109,645            673,221
   Thor Industries, Inc. ....................       37,375            400,286
   Winnebago Industries, Inc. ...............       30,720            124,416
                                                                  -----------
                                                                    1,680,645
                                                                  -----------
CONSUMER NON-DURABLES--5.3%
   Alliance One International, Inc.* ........      111,090            384,371
   Brown Shoe Co., Inc. .....................       34,102            121,744
   NBTY, Inc.* ..............................       21,400            318,218
   Nu Skin Enterprises, Inc., Class A .......       32,390            304,466
   RC2 Corp.* ...............................       22,065            103,485
   Skechers U.S.A., Inc., Class A* ..........       33,015            210,636
   Steven Madden Ltd.* ......................       21,780            353,271
   Take-Two Interactive Software,
     Inc.* ..................................       17,335            107,304
   Tupperware  Brands Corp. .................       12,690            179,944
   Universal Corp. ..........................        3,440             98,866
   Warnaco Group, Inc., (The)* ..............        5,115            110,740
                                                                  -----------
                                                                    2,293,045
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
CONSUMER SERVICES--20.3%
   ABM Industries, Inc. .....................       10,825        $   132,390
   American Eagle Outfitters, Inc. ..........       17,040            166,310
   Asbury Automative Group, Inc. ............       45,520            129,732
   Asset Acceptance Capital Corp.* ..........       23,465             78,608
   Build-A-Bear-Workshop, Inc.* .............       22,490             81,414
   Charming Shoppes, Inc.* ..................      177,100            123,970
   Corporate Executive Board Co.,
     (The) ..................................       11,805            177,075
   Dress Barn, Inc. (The)* ..................       36,030            357,417
   Ennis, Inc. ..............................       18,310            149,776
   Foot Locker, Inc. ........................       39,820            330,904
   G&K Services, Inc., Class A ..............       15,462            275,997
   Gevity HR, Inc. ..........................       42,430             90,376
   Group 1 Automotive, Inc. .................       15,370            164,459
   Gymboree Corp. (The)* ....................        6,190            159,207
   Heidrick & Struggles International,
     Inc. ...................................       26,305            421,932
   Hertz Global Holdings, Inc.* .............      167,355            528,842
   InfoGROUP, Inc. ..........................       42,090            124,586
   International Speedway Corp.,
     Class A ................................       21,628            418,069
   Jackson Hewitt Tax Service, Inc. .........       45,105            337,385
   Kenexa Corp.* ............................       22,130            101,798
   Knoll, Inc. ..............................       51,143            337,544
   Live Nation, Inc.* .......................       91,945            322,727
   MAXIMUS, Inc. ............................        8,120            299,222
   Men's Wearhouse, Inc., (The) .............       21,750            232,290
   Monster Worldwide, Inc.* .................       44,015            290,059
   MPS Group, Inc.* .........................       31,280            155,462
   PetMed Express, Inc.* ....................       13,296            183,219
   Regis Corp. ..............................       21,640            272,664
   Rent-A-Center, Inc.* .....................       26,625            466,470
   School Specialty, Inc.* ..................        7,620            107,213
   Service Corp. International ..............       95,930            324,243
   Spherion Corp.* ..........................       94,400            116,112
   Steiner Leisure Ltd.* ....................        6,770            170,672
   Steinway Musical Instruments* ............        8,840             81,505
   Watson Wyatt Worldwide, Inc.,
     Class A ................................       11,265            553,224
   World Fuel Services Corp. ................       17,926            520,033
                                                                  -----------
                                                                    8,782,906
                                                                  -----------
ENERGY--5.3%
   Approach Resources, Inc.* ................       23,695            159,230
   Bristow Group, Inc.* .....................       34,625            701,156
   Concho Resources, Inc.* ..................       20,560            410,172
   Dril-Quip, Inc.* .........................       12,540            263,591
   Flotek Industries, Inc.* .................       34,290             68,580
   Helix Energy Solutions Group,
     Inc.* ..................................      125,760            391,114
   Hornbeck Offshore Services,
     Inc.* ..................................        7,130             93,474
   Petroleum Development Corp.* .............        6,275             75,928
   Rosetta Resources, Inc.* .................       12,930             65,814
   Whiting Petroleum Corp.* .................        3,385             78,870
                                                                  -----------
                                                                    2,307,929
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS
  SMALL CAP VALUE FUND II (concluded)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
FINANCE--20.4%
   Affiliated Managers Group, Inc.* .........       17,670        $   635,767
   AMERISAFE, Inc.* .........................       15,840            229,680
   Apollo Investment Corp. ..................       29,005            119,791
   Ares Capital Corp. .......................       31,095            111,942
   CNA Surety Corp.* ........................       12,275            178,601
   Cowen Group., Inc.* ......................       23,525             95,512
   FBR Capital Markets Corp.* ...............       28,530             59,913
   Fifth Street Finance Corp. ...............       54,300            368,154
   First American Corp. .....................       19,590            453,900
   First Citizens Bancshares, Inc. ..........        2,865            306,584
   Gladstone Capital Corp. ..................       13,425             88,605
   Hanover Insurance Group, Inc.,
     (The) ..................................        4,735            166,530
   Horace Mann Educators Corp. ..............       21,905            168,449
   Infinity Property & Casualty
     Corp. ..................................        5,485            194,882
   IPC Holdings Ltd. ........................       26,180            665,234
   JMP Group, Inc. ..........................       57,630            314,083
   KKR Financial Holdings LLC ...............       61,725             66,663
   Maiden Holdings Ltd. .....................       85,880            383,025
   Max Capital Group Ltd. ...................       63,390          1,045,935
   Navigators Group, Inc., (The)* ...........        7,625            398,254
   PHH Corp.* ...............................       45,975            442,279
   Platinum Underwriters Holdings
     Ltd. ...................................       25,835            724,413
   ProAssurance Corp.* ......................        3,610            172,522
   Reinsurance Group of America,
     Inc. ...................................        7,165            194,888
   Safety Insurance Group, Inc. .............        8,660            270,798
   SeaBright Insurance Holdings,
     Inc.* ..................................       15,565            151,292
   State Auto Financial Corp. ...............       10,995            183,836
   United America Indemnity Ltd.,
     Class A* ...............................       12,840            109,397
   United Rentals, Inc.* ....................       11,405             46,190
   Unitrin, Inc. ............................       16,135            173,935
   Washington Federal, Inc. .................       29,145            331,962
                                                                  -----------
                                                                    8,853,016
                                                                  -----------
HEALTH CARE--9.8%
   Centene Corp.* ...........................       15,470            262,681
   Charles River Laboratories
     International, Inc.* ...................       10,675            264,740
   Conmed Corp.* ............................        7,650            103,963
   Healthspring, Inc.* ......................        9,845             79,745
   Home Diagnostics, Inc.* ..................       41,295            273,373
   ICU Medical, Inc.* .......................        6,705            211,409
   Invacare Corp. ...........................       12,840            205,954
   Kindred Healthcare, Inc.* ................       38,060            547,683
   LifePoint Hospitals, Inc.* ...............       20,060            421,661
   Lincare Holdings, Inc.* ..................       30,495            642,530
   Medical Action Industries, Inc.* .........       17,445            116,533
   Odyssey HealthCare, Inc.* ................       34,520            357,627
   Res-Care, Inc.* ..........................       10,805            132,145
   U.S. Physical Therapy, Inc.* .............       40,670            417,274
   Zoll Medical Corp.* ......................       16,810            231,137
                                                                  -----------
                                                                    4,268,455
                                                                  -----------



                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
REAL ESTATE INVESTMENT TRUSTS--11.0%
   Anworth Mortgage Asset Corp. .............      180,832        $ 1,090,417
   Capstead Mortgage Corp. ..................       68,805            689,426
   Friedman, Billings, Ramsey Group,
     Inc., Class A* .........................      157,630             23,645
   Gladstone Commercial Corp. ...............       15,485            108,860
   Hatteras Financial Corp. .................       33,785            805,772
   Jones Lang LaSalle, Inc. .................       35,820            713,534
   MFA Financial, Inc. ......................      217,495          1,248,421
   Redwood Trust, Inc. ......................        8,180            110,430
                                                                  -----------
                                                                    4,790,505
                                                                  -----------
TECHNOLOGY--6.4%
   Acxiom Corp. .............................       29,615            245,212
   Bel Fuse, Inc., Class B ..................       13,700            128,369
   Belden, Inc. .............................       16,700            178,189
   Brocade Communications
     Systems, Inc.* .........................       33,645             93,533
   CIBER, Inc.* .............................       75,060            194,405
   Coherent, Inc.* ..........................        6,245             95,549
   Electronics For Imaging, Inc.* ...........       24,315            216,403
   Emulex Corp.* ............................       34,910            183,627
   EnerSys* .................................       33,910            363,515
   Entegris, Inc.* ..........................       51,105             31,174
   Gilat Satellite Networks Ltd.* ...........       30,025             93,678
   Imation Corp. ............................       26,265            211,171
   Insight Enterprises, Inc.* ...............       16,770             44,105
   Ness Technologies, Inc.* .................       31,495             92,280
   NETGEAR, Inc.* ...........................       24,785            273,874
   PAR Technology Corp.* ....................       33,665            154,691
   Technitrol, Inc. .........................       31,030             40,029
   Verigy Ltd.* .............................       19,115            132,085
                                                                  -----------
                                                                    2,771,889
                                                                  -----------
TRANSPORTATION--0.9%
   Landstar System, Inc. ....................        8,210            259,847
   Pacer International, Inc. ................       43,365            127,059
                                                                  -----------
                                                                      386,906
                                                                  -----------
UTILITIES--1.1%
   PNM Resources, Inc. ......................       60,990            469,013
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $69,741,118) ...................                      42,514,054
                                                                  -----------
SHORT-TERM INVESTMENT--2.6%
   PNC Bank Money Market
     Deposit Account ........................    1,112,664          1,112,664
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $1,112,664) ....................                       1,112,664
                                                                  -----------
TOTAL INVESTMENTS--100.6%
   (Cost $70,853,782) .......................                      43,626,718
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.6)% .....................                        (255,446)
                                                                  -----------
NET ASSETS--100.0% ..........................                     $43,371,272
                                                                  ===========

----------
*  Non-income Producing

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     SEMI-ANNUAL REPORT 2009 | 9

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
LONG POSITIONS--106.7%
DOMESTIC COMMON STOCK--102.0%
BASIC INDUSTRIES--4.0%
   Carpenter Technology Corp. ...............        4,170        $    57,129
   Cytec Industries, Inc. ...................       10,840            166,936
   Freeport-McMoRan Copper &
     Gold, Inc., ............................        6,820            207,464
   Harry Winston Diamond Corp. ..............       16,220             41,361
   Haynes International, Inc.* ..............        4,355             58,793
   Innospec, Inc. ...........................       33,000            133,320
   Kapstone Paper and Packaging
     Corp. +* ...............................       34,015             51,363
   Kapstone Paper and Packaging
     Corp.* .................................       48,420              1,404
   Thompson Creek Metals Co.,
     Inc.* ..................................       33,320            103,625
                                                                  -----------
                                                                      821,395
                                                                  -----------
CAPITAL GOODS--6.5%
   Acuity Brands, Inc. ......................        5,200            119,184
   Dynamics Research Corp. +* ...............       18,387            144,890
   Griffon Corp.* ...........................       18,891            137,338
   Hubbell, Inc., Class B + .................        8,630            227,142
   Key Technology, Inc.* ....................        6,427             64,141
   Keystone Consolidated Industries,
     Inc.* ..................................       10,528             39,480
   KHD Humboldt Wedag
     International Ltd. +* ..................       10,720             83,830
   LSB Industries, Inc. +* ..................       25,665            222,259
   Manitowoc Co., Inc., (The) ...............       20,705             84,890
   Mohawk Industries, Inc.* .................        3,840             86,746
   RTI International Metals, Inc.* ..........       13,380            145,039
                                                                  -----------
                                                                    1,354,939
                                                                  -----------
COMMUNICATIONS--1.6%
   Check Point Software Technologies
     Ltd. +* ................................        8,395            184,438
   RRsat Global Communications
     Network Ltd. ...........................       13,685            150,535
                                                                  -----------
                                                                      334,973
                                                                  -----------
CONSUMER DURABLES--2.6%
   Amerigon, Inc.* ..........................       19,335             55,491
   Gentex Corp. .............................       13,165            105,320
   Magna International, Inc., Class A .......        1,790             45,931
   Pulte Homes, Inc. ........................       14,865            136,461
   Stanley Furniture Co., Inc. ..............        6,035             48,280
   Thor Industries, Inc. ....................       13,190            141,265
                                                                  -----------
                                                                      532,748
                                                                  -----------
CONSUMER NON-DURABLES--4.5%
   Coach, Inc.* .............................        8,595            120,158
   Coca-Cola Femsa S.A. de C.V. -
     Sponsored ADR + ........................        5,520            172,003
   Polo Ralph Lauren Corp. ..................        3,070            105,823
   Skechers U.S.A., Inc., Class A +* ........       12,535             79,973
   Steven Madden Ltd. +* ....................       10,670            173,068



                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
CONSUMER NON-DURABLES--(CONTINUED)
   Tupperware  Brands Corp. .................       10,630        $   150,733
   VF Corp. .................................        2,445            126,896
                                                                  -----------
                                                                      928,654
                                                                  -----------
CONSUMER SERVICES--12.9%
   AFC Enterprises, Inc.* ...................       44,775            188,055
   BB Holdings Ltd.* ........................       49,134            105,638
   Bebe Stores, Inc. ........................        9,250             47,730
   Coinstar, Inc. +* ........................        7,890            206,245
   Cornell Companies, Inc. +* ...............       11,105            169,240
   Corrections Corp. of America* ............       17,520            186,062
   Dress Barn, Inc. (The) +* ................       21,410            212,387
   eBay, Inc. +* ............................        9,930            107,939
   G&K Services, Inc., Class A ..............        8,650            154,403
   H&R Block, Inc. + ........................       10,605            202,556
   Harte-Hanks, Inc. ........................       18,740            105,131
   Heidrick & Struggles International,
     Inc. + .................................       12,895            206,836
   Interval Leisure Group, Inc.* ............        9,555             38,220
   Ituran Location and Control Ltd. .........       18,375            119,254
   Monster Worldwide, Inc.* .................       22,520            148,407
   Ross Stores, Inc. ........................        5,100            150,552
   Steiner Leisure Ltd.* ....................        4,635            116,848
   Unifirst Corp. ...........................        8,970            214,921
                                                                  -----------
                                                                    2,680,424
                                                                  -----------
ENERGY--8.0%
   Approach Resources, Inc. +* ..............       43,860            294,739
   Bristow Group, Inc.* .....................        8,690            175,973
   CE Franklin Ltd.* ........................       17,695             70,072
   Concho Resources, Inc.* ..................        9,630            192,119
   Devon Energy Corp. .......................        4,610            201,319
   EOG Resources, Inc. ......................        3,180            159,127
   Petrohawk Energy Corp.* ..................       16,675            283,808
   Talisman Energy, Inc. ....................       30,525            285,714
                                                                  -----------
                                                                    1,662,871
                                                                  -----------
FINANCE--16.8%
   Ace Ltd. + ...............................        6,530            238,410
   Berkshire Hathaway, Inc., Class B* .......           74            189,736
   E*TRADE Financial Corp.* .................       31,440             25,152
   Fidelity National Financial, Inc.,
     Class A + ..............................       19,780            327,755
   First American Corp. .....................        9,915            229,730
   Goldman Sachs Group, Inc.,
     (The) + ................................        1,455            132,521
   Investors Title Co. + ....................        3,385             94,678
   JPMorgan Chase & Co. + ...................       13,710            313,273
   KKR Financial Holdings LLC + .............       63,285             68,348
   Loews Corp. ..............................       10,475            207,929
   Maiden Holdings Ltd. .....................       92,867            414,187
   Mass Financial Corp. Class A* ............        3,020             10,573
   Morgan Stanley ...........................        5,305            103,660
   SLM Corp.* ...............................       27,430            126,178
   State Street Corp. .......................        5,395            136,332
   TFS Financial Corp. + ....................       16,750            195,640
   Travelers Companies, Inc., (The) .........        5,825            210,574

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS
  LONG/SHORT EQUITY FUND (continued)                    PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
FINANCE--(CONTINUED)
   Waddell & Reed Financial, Inc.
     Class A ................................        9,965        $   140,706
   Wesco Financial Corp. + ..................          380             92,815
   White Mountains Insurance
     Group Ltd. .............................          635            125,736
   XL Capital Ltd., Class A .................       25,780             85,332
                                                                  -----------
                                                                    3,469,265
                                                                  -----------
HEALTH CARE--16.3%
   A.D.A.M., Inc.* ..........................       20,130             62,806
   Alpha Pro Tech Ltd.* .....................      607,355            522,325
   American BIO Medica Corp.* ...............      179,645             19,761
   Anika Therapeutics, Inc.* ................       38,355            131,174
   Charles River Laboratories
     International, Inc.* ...................       12,420            308,016
   Health Grades, Inc. +* ...................       96,492            207,458
   Lincare Holdings, Inc. +* ................        5,480            115,463
   McKesson Corp. + .........................        4,945            202,844
   MedQuist, Inc. +* ........................       62,810            130,017
   MTS Medication Technologies,
     Inc. +* ................................      160,765            482,295
   Odyssey HealthCare, Inc.* ................       14,925            154,623
   Orthofix International N.V. +* ...........       11,671            185,452
   PHC, Inc., Class A* ......................      289,490            231,592
   RehabCare Group, Inc.* ...................        9,090            132,987
   Schering-Plough Corp. ....................       11,730            203,985
   Unilens Vision, Inc. .....................      105,202            286,149
                                                                  -----------
                                                                    3,376,947
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--0.1%
   Friedman, Billings, Ramsey Group,
     Inc., Class A* .........................      123,525             18,529
                                                                  -----------
TECHNOLOGY--27.9%
   Accenture Ltd., Class A + ................        9,485            276,867
   Adobe Systems, Inc.* .....................       10,705            178,774
   Amdocs Ltd.* .............................        8,980            150,415
   Analog Devices, Inc. .....................        4,665             86,956
   Avnet, Inc.* .............................        5,190             89,631
   BluePhoenix Solutions Ltd.* ..............       49,890             98,782
   Brocade Communications
     Systems, Inc. +* .......................       31,195             86,722
   CGI Group, Inc. Class A +* ...............       29,065            210,721
   ClickSoftware Technologies Ltd.* .........       79,806            236,226
   Digi International, Inc. +* ..............       55,531            397,602
   Ener1, Inc.* .............................        9,945             31,128
   Gilat Satellite Networks Ltd.* ...........       63,665            198,635
   Hewlett-Packard Co. ......................        7,980            231,659
   MIPS Technologies, Inc. +* ...............      108,475            216,950
   NetList, Inc.* ...........................       61,049             12,210
   NU Horizons Electronics Corp. +* .........       47,501             95,002
   Oracle Corp.* ............................       16,450            255,633
   PLATO Learning, Inc.* ....................      290,684            465,094
   Richardson Electronics Ltd. + ............       55,955            167,865
   Sourcefire, Inc.* ........................       34,700            234,919
   SourceForge, Inc.* .......................      232,967            193,363


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
TECHNOLOGY--(CONTINUED)
   Sybase, Inc.* ............................        7,225        $   196,375
   Symantec Corp. +* ........................       15,345            212,221
   Tech Data Corp.* .........................        5,095             88,093
   TeleTech Holdings, Inc.* .................       33,415            289,374
   Telular Corp. +* .........................      387,431            654,758
   Tier Technologies, Inc., Class B +* ......       45,255            238,041
   Virtusa Corp.* ...........................       32,060            196,528
                                                                  -----------
                                                                    5,790,544
                                                                  -----------
TRANSPORTATION--0.8%
   FedEx Corp. ..............................        3,130            135,247
   Pacer International, Inc. ................       12,450             36,479
                                                                  -----------
                                                                      171,726
                                                                  -----------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $29,395,161)....................                      21,143,015
                                                                  -----------
PREFERRED STOCK--4.7%
FINANCE--4.7%
   Bank of America Corp. Capital
     Trust IV Pfd. 5.875% ...................        9,155             84,501
   Capital One Capital II Pfd.
     7.500% .................................       13,590            159,682
   Citigroup Capital XVI Pfd.
     6.450% .................................       14,290            126,038
   Fifth Third Capital Trust V Pfd.
     7.250% .................................       10,270             80,620
   KeyCorp Capital LX Pfd.
     6.750% .................................       11,580            120,779
   SLM Corp. Pfd. 6.970%* ...................        3,010             42,893
   Sovereign Capital Trust V Pfd.
     7.750% .................................       14,705            176,460
   Wachovia Capital Trust IV Pfd.
     6.375% .................................       14,150            180,412
                                                                  -----------
     TOTAL PREFERRED STOCK
       (Cost $1,084,974).....................                         971,385
                                                                  -----------
TOTAL LONG POSITIONS--106.7%
   (Cost $30,480,135)........................                      22,114,400
                                                                  -----------
SECURITIES SOLD SHORT--(11.9%)
BASIC INDUSTRIES--0.0%
   Ethanex Energy, Inc.* ....................         (648)               (65)
   Uranium Energy Corp.* ....................      (11,655)            (5,245)
                                                                  -----------
                                                                       (5,310)
                                                                  -----------
CAPITAL GOODS--(0.2%)
   Applied Nanotech Holdings,
     Inc.* ..................................       (8,285)            (1,988)
   Broadwind Energy, Inc.* ..................       (8,725)           (37,954)
   DynaMotive Energy Systems
     Corp.* .................................      (72,185)           (11,911)
                                                                  -----------
                                                                      (51,853)
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 11

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS
  LONG/SHORT EQUITY FUND (continued)                    PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMUNICATIONS--(1.8%)
   Baidu, Inc. - Sponsored ADR* .............         (620)       $   (91,958)
   CTC Communications Group,
     Inc. ++* ...............................      (98,900)               (10)
   Equinix, Inc.* ...........................       (2,195)          (101,870)
   GSI Commerce, Inc.* ......................       (8,455)           (93,766)
   Interliant, Inc.* ........................         (600)                 0
   One Communications Corp. ++* .............      (36,619)                (4)
   Rostelecom - Sponsored ADR ...............       (1,600)           (76,992)
                                                                  -----------
                                                                     (364,600)
                                                                  -----------
CONSUMER DURABLES--0.0%
   QSound Labs, Inc.* .......................       (4,440)            (1,954)
   Superlattice Power, Inc.* ................       (1,125)              (225)
                                                                  -----------
                                                                       (2,179)
                                                                  -----------
CONSUMER NON-DURABLES--(1.4%)
   Amish Naturals, Inc.* ....................      (25,959)              (571)
   Cal-Maine Foods, Inc. ....................       (6,275)          (139,807)
   Green Mountain Coffee Roasters,
     Inc.* ..................................       (2,505)           (93,562)
   Skins, Inc.* .............................      (16,913)            (1,691)
   Valence Technology, Inc.* ................      (27,585)           (45,515)
                                                                  -----------
                                                                     (281,146)
                                                                  -----------
CONSUMER SERVICES--(2.2%)
   Constant Contact, Inc.* ..................       (6,350)           (87,694)
   Escala Group, Inc.* ......................       (4,616)            (6,601)
   Iron Mountain, Inc.* .....................       (8,350)          (155,143)
   Kforce, Inc.* ............................       (9,715)           (62,273)
   Panera Bread Co., Class A* ...............       (2,050)           (90,282)
   PokerTek, Inc.* ..........................       (6,110)            (5,193)
   Ritchie Bros. Auctioneers, Inc. ..........       (3,825)           (57,566)
                                                                  -----------
                                                                     (464,752)
                                                                  -----------
FINANCE--(0.2%)
   China International Tourism
     Holdings Ltd.* .........................       (5,084)               (25)
   Genmed Holding Corp.* ....................           (5)                (3)
   Life Partners Holdings, Inc. .............       (2,294)           (39,246)
                                                                  -----------
                                                                      (39,274)
                                                                  -----------
HEALTH CARE--(0.7%)
   Bodytel Scientific, Inc.* ................       (4,840)                (5)
   Conceptus, Inc.* .........................       (8,850)           (99,385)
   NuVasive, Inc.* ..........................       (1,810)           (51,313)
   Volu-Sol Reagents Corp. ..................         (422)               (51)
                                                                  -----------
                                                                     (150,754)
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
TECHNOLOGY--(5.4%)
   ANTS Software, Inc.* .....................      (10,334)       $    (5,684)
   Axis Technologies Group, Inc.* ...........       (5,845)            (1,812)
   Commvault Systems, Inc.* .................      (10,135)          (110,776)
   ConSyGen, Inc.* ..........................         (200)                 0
   Data Domain, Inc.* .......................       (4,475)           (58,085)
   Dolby Laboratories, Inc. Class A* ........       (2,040)           (57,222)
   Ener1, Inc. ..............................      (24,423)           (76,444)
   EPIQ Systems, Inc.* ......................       (7,675)          (129,477)
   EZchip Semiconductor Ltd.* ...............      (14,585)          (187,709)
   Infinera Corp.* ..........................      (15,535)          (111,852)
   Infosys Technologies Ltd. -
     Sponsored ADR ..........................       (3,495)           (84,579)
   LML Payment Systems, Inc.* ...............       (7,808)            (4,294)
   NCI, Inc. Class A* .......................       (2,310)           (62,832)
   Nestor, Inc.* ............................      (15,200)              (365)
   Palm, Inc.* ..............................      (16,850)          (121,994)
   Syntel, Inc. .............................       (4,690)           (95,395)
   Tiger Telematics, Inc.* ..................       (6,510)               (11)
   Xybernaut Corp. ++* ......................      (35,000)              (980)
                                                                  -----------
                                                                   (1,109,511)
                                                                  -----------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $4,102,006).................                      (2,469,379)
                                                                  -----------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc. Exercise
     Price $27.50, Exp. 09/15/11 ............         (423)                 0
                                                                  -----------
     TOTAL WARRANTS
       (Proceeds $0).........................                               0
                                                                  -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--5.2%......................                       1,083,417
                                                                  -----------
NET ASSETS--100.0%...........................                     $20,728,438
                                                                  ===========


ADR -- American Depositary Receipt
 * -- Non-income producing.
 + -- Security  position is either  entirely or  partially  held in a segregated account as collateral for securities sold short.
++ -- Security has been valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMON STOCK--96.9%
BASIC INDUSTRIES--5.6%
   Albemarle Corp. ..........................       15,010        $   290,443
   Allegheny Technologies, Inc. .............        5,345            105,136
   Cliffs Natural Resources, Inc. ...........        4,405             67,969
   Crown Holdings, Inc.* ....................       16,395            345,607
   Lubrizol Corp., (The) ....................       13,800            379,362
   Mosaic Co., (The) ........................        2,890            124,415
   PPG Industries, Inc. .....................       11,530            358,122
                                                                  -----------
                                                                    1,671,054
                                                                  -----------
CAPITAL GOODS--7.4%
   AGCO Corp.* ..............................        8,905            152,632
   Cooper Industries Ltd., Class A ..........       10,605            223,659
   Ingersoll-Rand Co., Ltd., Class A ........        8,405            119,183
   KBR, Inc. ................................        2,580             32,508
   Kennametal, Inc. .........................        2,030             33,130
   Lennox International, Inc. ...............        7,080            183,372
   Mettler-Toledo International, Inc.* ......        5,685            303,067
   Mohawk Industries, Inc.* .................        7,210            162,874
   Rockwell Automation, Inc. ................        1,265             25,427
   Stanley Works, (The) .....................       10,190            272,684
   Terex Corp.* .............................        8,760             78,139
   Thomas & Betts Corp.* ....................       12,570            287,979
   W.W. Grainger, Inc. ......................        5,330            352,633
                                                                  -----------
                                                                    2,227,287
                                                                  -----------
COMMUNICATIONS--2.4%
   CenturyTel, Inc. .........................       17,265            454,588
   Embarq Corp. .............................        7,720            269,968
                                                                  -----------
                                                                      724,556
                                                                  -----------
CONSUMER DURABLES--2.8%
   BorgWarner, Inc. .........................        6,450            111,263
   Gentex Corp. .............................       27,375            219,000
   Johnson Controls, Inc. ...................        9,980            113,572
   NVR, Inc.* ...............................          720            239,594
   Pulte Homes, Inc. ........................       18,320            168,178
                                                                  -----------
                                                                      851,607
                                                                  -----------
CONSUMER NON-DURABLES--5.2%
   Dr. Pepper Snapple Group, Inc.* ..........       19,880            279,314
   Electronic Arts, Inc.* ...................        6,210            101,285
   General Mills, Inc. ......................        4,975            261,088
   Lorillard, Inc. ..........................        5,095            297,752
   Mattel, Inc. .............................       37,910            448,854
   VF Corp. .................................        3,110            161,409
                                                                  -----------
                                                                    1,549,702
                                                                  -----------
CONSUMER SERVICES--16.4%
   Burger King Holdings, Inc. ...............       14,500            311,605
   Dun & Bradstreet Corp., (The) ............        4,415            326,577
   eBay, Inc.* ..............................        9,125             99,189
   Equifax, Inc. ............................       18,870            405,705
   Expedia, Inc.* ...........................       50,479            402,318
   GameStop Corp., Class A* .................        4,155            111,853


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
CONSUMER SERVICES--(CONTINUED)
   Herbalife Ltd. ...........................       13,855        $   188,982
   Kohl's Corp.* ............................       14,100            495,474
   Kroger Co., (The) ........................       16,580            342,709
   Manpower, Inc. ...........................       16,665            464,620
   McGraw-Hill Companies, Inc.,
     (The) ..................................       17,330            341,921
   Monster Worldwide, Inc.* .................       16,070            105,901
   Moody's Corp. ............................        8,520            152,934
   Omnicom Group, Inc. ......................       15,355            368,981
   Robert Half International, Inc. ..........       14,935            229,551
   Safeway, Inc. ............................       22,955            424,667
   Staples, Inc. ............................        9,475            151,126
                                                                  -----------
                                                                    4,924,113
                                                                  -----------
ENERGY--5.0%
   Baker Hughes, Inc. .......................        1,090             31,948
   Concho Resources, Inc.* ..................        9,815            195,809
   Helix Energy Solutions Group,
     Inc.* ..................................       15,045             46,790
   Noble Energy, Inc. .......................       11,490            523,254
   Petrohawk Energy Corp.* ..................       17,535            298,446
   Pride International, Inc.* ...............       11,240            193,778
   Talisman Energy, Inc. ....................       23,570            220,615
                                                                  -----------
                                                                    1,510,640
                                                                  -----------
FINANCE--16.5%
   Ace Ltd. .................................        8,495            310,152
   Affiliated Managers Group, Inc.* .........        3,375            121,433
   Alleghany Corp.* .........................        1,700            446,471
   AON Corp. ................................        8,825            337,468
   Assurant, Inc. ...........................       15,990            326,196
   Capital One Financial Corp. ..............        6,285             75,734
   Federated Investors, Inc., Class B .......       12,515            236,033
   Franklin Resources, Inc. .................        7,555            346,019
   Hanover Insurance Group, Inc.,
     (The) ..................................       11,620            408,675
   KeyCorp ..................................       17,190            120,502
   Loews Corp. ..............................       15,320            304,102
   M&T Bank Corp. ...........................        4,415            161,589
   Marsh & McLennan Cos., Inc. ..............       22,325            400,287
   Mercury General Corp. ....................        3,555             95,843
   NYSE Euronext ............................        1,415             23,885
   People's United Financial, Inc. ..........        5,955            103,677
   Reinsurance Group of America,
     Inc. ...................................        9,400            255,680
   SEI Investments Co. ......................        8,155             96,555
   SLM Corp.* ...............................       23,895            109,917
   State Street Corp. .......................        5,790            146,313
   Travelers Companies, Inc., (The) .........        5,780            208,947
   Unum Group ...............................       33,860            344,695
                                                                  -----------
                                                                    4,980,173
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 13

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
HEALTH CARE--6.4%
   Cardinal Health, Inc. ....................        6,945        $   225,365
   DaVita, Inc.* ............................       12,045            565,152
   Hospira, Inc.* ...........................       12,300            285,360
   McKesson Corp. ...........................        9,320            382,306
   Quest Diagnostics, Inc. ..................       10,070            461,508
                                                                  -----------
                                                                    1,919,691
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--4.1%
   Annaly Capital Management, Inc.
     (REIT) .................................       65,176            905,946
   AvalonBay Communities, Inc. ..............        2,955            125,351
   Kimco Realty Corp. .......................        8,510             75,314
   Nationwide Health Properties,
     Inc. ...................................        5,555            112,544
                                                                  -----------
                                                                    1,219,155
                                                                  -----------
TECHNOLOGY--15.7%
   Acxiom Corp. .............................       42,735            353,846
   Amdocs Ltd.* .............................       10,190            170,683
   Arrow Electronics, Inc.* .................       18,745            311,729
   Avnet, Inc.* .............................       11,575            199,900
   Broadridge Financial Solutions,
     Inc. ...................................       28,640            457,667
   CACI International, Inc., Class A* .......        7,905            338,097
   Cymer, Inc.* .............................       12,975            239,648
   Emulex Corp.* ............................       39,250            206,455
   Flextronics International Ltd.* ..........       37,385             77,013
   Harris Corp. .............................       11,655            434,499
   Ingram Micro, Inc., Class A* .............        9,635            104,925
   McAfee, Inc.* ............................       11,162            311,978
   SRA International, Inc., Class A* ........        9,885            134,238
   Sun Microsystems, Inc.* ..................       48,770            228,244
   Sybase, Inc.* ............................        7,140            194,065
   Symantec Corp.* ..........................       44,115            610,111
   Western Digital Corp.* ...................        7,415            101,289
   Western Union Co. (The) ..................       23,140            258,242
                                                                  -----------
                                                                    4,732,629
                                                                  -----------
TRANSPORTATION--1.1%
   CSX Corp. ................................        3,705             91,439
   Norfolk Southern Corp. ...................        7,500            237,900
                                                                  -----------
                                                                      329,339
                                                                  -----------
UTILITIES--8.3%
   Allegheny Energy, Inc. ...................       12,770            301,883
   Alliant Energy Corp. .....................       20,110            465,144
   American Electric Power Co., Inc. ........       11,425            320,471
   Edison International .....................       13,120            357,127
   FirstEnergy Corp. ........................        2,865            121,934
   Mirant Corp* .............................        2,015             24,644
   NV Energy, Inc. ..........................       30,170            279,676
   PG&E Corp. ...............................       16,610            634,834
                                                                  -----------
                                                                    2,505,713
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $44,501,098)....................                      29,145,659
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
SHORT-TERM INVESTMENT--2.9%
   PNC Bank Money Market
     Deposit Account ........................      880,828        $   880,828
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $880,828).......................                         880,828
                                                                  -----------
TOTAL INVESTMENTS--99.8%
   (Cost $45,381,926)........................                      30,026,487
                                                                  -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.2%.........................                          67,472
                                                                  -----------
NET ASSETS--100.0%...........................                     $30,093,959
                                                                  ===========

----------
* -- Non-income producing

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMON STOCK--93.9%
CAPITAL GOODS--3.2%
   Dover Corp. ..............................       16,630        $   414,752
   General Electric Co. # ...................       19,000            161,690
   Illinois Tool Works, Inc. ................        5,795            161,101
   Parker-Hannifin Corp. ....................        7,912            264,024
   W.W. Grainger, Inc. ......................        1,965            130,004
   Wolseley PLC - Sponsored ADR .............       25,680             64,457
                                                                  -----------
                                                                    1,196,028
                                                                  -----------
COMMUNICATIONS--3.1%
   Embarq Corp. .............................        7,445            260,352
   Vodafone Group PLC - ADR .................       50,888            903,262
                                                                  -----------
                                                                    1,163,614
                                                                  -----------
CONSUMER DURABLES--0.5%
   Lennar Corp., Class A ....................       17,515            117,000
   Pulte Homes, Inc. # ......................        5,780             53,061
                                                                  -----------
                                                                      170,061
                                                                  -----------
CONSUMER NON-DURABLES--7.0%
   Electronic Arts, Inc.* ...................       26,415            430,829
   Lorillard, Inc. ..........................       11,754            686,904
   Mattel, Inc. .............................       43,260            512,198
   Nestle S.A.- Sponsored ADR ...............       11,885            386,381
   NIKE, Inc., Class B ......................        6,455            268,076
   Oxford Industries, Inc. ..................        5,880             27,460
   Tupperware  Brands Corp. .................       22,035            312,456
                                                                  -----------
                                                                    2,624,304
                                                                  -----------
CONSUMER SERVICES--13.5%
   eBay, Inc. #* ............................       50,480            548,718
   Equifax, Inc. ............................        8,505            182,858
   Expedia, Inc.* ...........................       47,603            379,396
   First Advantage Corp., Class A* ..........        8,185             85,370
   GameStop Corp., Class A* .................       27,535            741,242
   Harte-Hanks, Inc. ........................       24,420            136,996
   Herbalife Ltd. ...........................       12,030            164,089
   HSN, Inc.* ...............................        5,405             23,079
   IAC/Interactivecorp* .....................       13,510            201,704
   Interval Leisure Group, Inc.* ............        5,405             21,620
   Lender Processing Services, Inc. .........        7,800            204,282
   Manpower, Inc. ...........................        4,480            124,902
   McGraw-Hill Companies, Inc.,
     (The) ..................................        8,910            175,794
   Monster Worldwide, Inc.* .................       16,510            108,801
   Moody's Corp. ............................       10,385            186,411
   Omnicom Group, Inc. ......................       13,765            330,773
   Regis Corp. ..............................       21,875            275,625
   Rent-A-Center, Inc.* .....................       12,325            215,934
   Safeway, Inc. ............................       22,895            423,557
   Ticketmaster Entertainment, Inc.* ........       12,515             61,198
   Watson Wyatt Worldwide, Inc.,
     Class A ................................        8,560            420,382
                                                                  -----------
                                                                    5,012,731
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
ENERGY--9.1%
   Apache Corp. .............................        4,005        $   236,655
   Chevron Corp. ............................        6,725            408,275
   Devon Energy Corp. # .....................       12,765            557,448
   Dresser-Rand Group, Inc.* ................        5,130            107,781
   EOG Resources, Inc. ......................        3,480            174,139
   Marathon Oil Corp. .......................       11,345            263,998
   Pioneer Natural Resources Co. ............        8,185            119,419
   Quest Resource Corp.* ....................       10,318              2,487
   Talisman Energy, Inc. ....................       62,430            584,345
   Total SA -ADR ............................       19,895            939,044
                                                                  -----------
                                                                    3,393,591
                                                                  -----------
FINANCE--22.9%
   Ace Ltd. .................................       19,090            696,976
   Alleghany Corp.* .........................        3,311            869,568
   Allied World Assurance Co.
     Holdings Ltd. ..........................        8,080            310,353
   AON Corp. ................................       11,020            421,405
   Comerica, Inc. ...........................        3,130             46,981
   East West Bancorp, Inc. ..................        6,640             47,210
   Federated Investors, Inc., Class B .......        6,380            120,327
   First American Corp. .....................        4,225             97,893
   Flagstone Reinsurance Holdings
     Ltd. ...................................       42,510            316,699
   Hanover Insurance Group, Inc.,
     (The) ..................................       12,305            432,767
   Hatteras Financial Corp.144A ++* .........        7,015            167,308
   IPC Holdings Ltd. ........................       20,770            527,766
   J.G. Wentworth, Inc. ++* .................       15,165              3,791
   JPMorgan Chase & Co. # ...................       30,275            691,784
   Kohlberg Capital Corp. ...................       16,590             32,516
   Loews Corp. ..............................       41,524            824,251
   M&T Bank Corp. ...........................        3,145            115,107
   Maiden Holdings Ltd. .....................        1,715              7,649
   Maiden Holdings Ltd. 144A ++* ............        9,925             44,265
   Morgan Stanley ...........................       20,770            405,846
   Peoples Choice Financial Corp.
     144A ++* ...............................        1,465                  0
   SLM Corp.* ...............................       63,110            290,306
   Solar Cayman Ltd. 144A ++* ...............       19,375             85,637
   Specialty Underwriters' Alliance,
     Inc.* ..................................        8,645             27,664
   Synovus Financial Corp. ..................        9,370             32,608
   Tower Group, Inc. ........................        2,830             57,704
   Travelers Companies, Inc., (The) .........       18,180            657,207
   Tree.com, Inc.* ..........................          768              3,479
   Unum Group ...............................       38,186            388,733
   Wesco Financial Corp. ....................          110             26,868
   White Mountains Insurance Group
     Ltd. ...................................        3,675            727,687
   Zions Bancorporation .....................        3,340             31,296
                                                                  -----------
                                                                    8,509,651
                                                                  -----------
HEALTH CARE--16.4%
   Aetna, Inc. ..............................        9,560            228,197
   Amgen, Inc.* .............................       21,065          1,030,710
   Cardinal Health, Inc. ....................        5,470            177,502

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 15

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS
  ALL-CAP VALUE FUND (continued)                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
HEALTH CARE--(CONTINUED)
   DaVita, Inc.* ............................       13,730        $   644,212
   Johnson & Johnson ........................       23,605          1,180,250
   Lincare Holdings, Inc.* ..................       17,540            369,568
   Pfizer, Inc. .............................       74,161            912,922
   Sanofi-Aventis- ADR ......................       14,520            372,002
   UnitedHealth Group, Inc. .................       10,260            201,609
   WellPoint, Inc.* .........................        6,240            211,661
   Wyeth ....................................       18,860            769,865
                                                                  -----------
                                                                    6,098,498
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--2.6%
   Annaly Capital Management, Inc.
     (REIT) .................................       58,170            808,563
   Ashford Hospitality Trust, Inc. ..........       44,525             44,525
   Cypress Sharpridge Investments,
     Inc.144A ++* ...........................       10,771             77,982
   Friedman, Billings, Ramsey Group,
     Inc., Class A* .........................       28,740              4,311
   Hatteras Financial Corp. .................          720             17,172
   Realty Finance Corp. .....................       30,480              3,658
   Thornburg Mortgage, Inc.* ................      191,097              9,937
                                                                  -----------
                                                                      966,148
                                                                  -----------
TECHNOLOGY--13.1%
   Accenture Ltd., Class A ..................       13,740            401,071
   Acxiom Corp. .............................       21,830            180,752
   Analog Devices, Inc. .....................        6,935            129,268
   Banctec, Inc., 144A ++* ..................       15,732             99,269
   Belden, Inc. .............................        4,145             44,227
   Fidelity National Information
     Services, Inc. .........................        7,635            133,612
   GSI Group, Inc.* .........................       15,905             15,110
   Heartland Payment Systems, Inc. ..........       15,925             87,747
   Hewlett-Packard Co. ......................       23,220            674,077
   International Business Machines
     Corp. ..................................       11,625          1,069,849
   KLA-Tencor Corp.* ........................        7,000            120,750
   Microsoft Corp. # ........................       62,195          1,004,449
   Symantec Corp.* ..........................       25,090            346,995
   Tech Data Corp.* .........................       11,340            196,069
   Tyco Electronics Ltd. ....................       17,280            163,814
   Western Union Co. (The) ..................       17,115            191,003
                                                                  -----------
                                                                    4,858,062
                                                                  -----------
UTILITIES--2.5%
   Allegheny Energy, Inc. ...................       17,540            414,645
   Alliant Energy Corp. .....................       15,730            363,835
   Korea Electric Power Corp.- ADR ..........       22,435            171,179
                                                                  -----------
                                                                      949,659
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $52,572,349)....................                      34,942,347
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
PREFERRED STOCK--1.5%
FINANCE--1.5%
   Citigroup Capital XV Pfd. 6.500%* ........       19,545        $   170,432
   Federal National Mortgage
     Association Pfd. 8.750% ................        9,697              6,303
   Wachovia Capital Trust IV Pfd.
     6.375% .................................       10,685            136,234
   Wachovia Capital Trust IX Pfd.
     6.375% .................................       11,795            146,848
   Wachovia Capital Trust X Pfd.
     7.850%* ................................        6,340            106,195
                                                                  -----------
     TOTAL PREFERRED STOCK
       (Cost $1,091,296).....................                         566,012
                                                                  -----------
WARRANTS--0.0%
REAL ESTATE INVESTMENT TRUSTS--0.0%
   Cypress Sharpridge Investment,
     Inc. Strike Price $1.56,
     Exp. 4/30/11 ++ ........................       32,315                323
                                                                  -----------
       TOTAL WARRANTS
         (Cost $0) ..........................                             323
                                                                  -----------


                                                     Par
                                                    (000)
                                                  ---------
CORPORATE BONDS--2.1%
   Comverse Technology, Inc.(x)
     0.00% 05/15/23 .........................      $   200            197,000
   Eastman Kodak Co.o
     3.375% 10/15/33 ........................          399            284,786
   MBIA Insurance Corp.144A+ (x)
     14.00% 01/15/33 ........................          151             49,264
   Sepracor, Inc.o
     0.00% 10/15/24 .........................          194            186,725
   Thornburg Mortgage, Inc. (PIK)++
     18.00% 03/31/15 ........................           74              5,896
   Thornburg Mortgage, Inc. 144A++
     12.00% 03/31/15 ........................          824             65,508
                                                                  -----------
     TOTAL CORPORATE BONDS
       (Cost $1,647,983).....................                         789,179
                                                                  -----------


                                                   Number
                                                  of Shares
                                                  ---------
SHORT-TERM INVESTMENT--3.5%
   PNC Bank Money Market Deposit
     Account 03/06/09........................    1,286,453          1,286,453
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $1,286,453).....................                       1,286,453
                                                                  -----------
TOTAL INVESTMENTS--101.0%
   (Cost $56,598,081)........................                      37,584,314
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS
  ALL-CAP VALUE FUND (concluded)                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
OPTIONS WRITTEN--(0.7%)
   Devon Energy Corp. Call Options
     Expires 01/16/10
     Strike Price $50 .......................          (52)       $   (37,960)
   eBay, Inc. Call Options
     Expires 01/16/10
     Strike Price $15 .......................         (194)           (15,520)
   General Electric Co. Call Options
     Expires 01/16/10
     Strike Price $5 ........................          (89)           (39,605)
   General Electric Co. Call Options
     Expires 06/20/09
     Strike Price $5 ........................         (101)           (40,905)
   JPMorgan Chase & Co. Call Options
     Expires 01/16/10
     Strike Price $25 .......................         (134)           (77,720)
   Microsoft Corp. Call Options
     Expires 07/18/09
     Strike Price $15 .......................         (158)           (42,976)
   Pulte Homes, Inc. Call Options
     Expires 01/16/09
     Strike Price $15 .......................          (57)            (9,405)
                                                                  -----------
     TOTAL OPTIONS WRITTEN
       (Premiums received $(604,031))........                        (264,091)
                                                                  -----------
TOTAL INVESTMENTS, NET OF
   OPTIONS WRITTEN--100.3%
   (Cost $55,994,051)........................                      37,320,223
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.3)%......................                        (115,128)
                                                                  -----------
NET ASSETS--100.0%...........................                     $37,205,095
                                                                  ===========

----------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
ADR --  American  Depositary Receipt
PIK -- Payment In Kind
REIT -- Real Estate Investment Trust
* -- Non-income producing.
++ -- Security has been valued at fair value as  determined  in good faith by or under the direction of RBB's Board of Directors.
+ Adjustable rate security.
# Security segregated as collateral for options written.
(x) Callable security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 17

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND                         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMON STOCK--98.8%
BASIC MATERIALS--1.5%
   Carpenter Technology Corp. ...............        8,600        $   117,820
   OM Group, Inc.* ..........................        6,900            106,950
   RTI International Metals, Inc.* ..........       10,000            108,400
                                                                  -----------
                                                                      333,170
                                                                  -----------
COMMERCIAL SERVICES--13.4%
   Corrections Corp. of America* ............       15,300            162,486
   ICF International, Inc.* .................       28,400            681,316
   LECG Corp.* ..............................       58,500            158,535
   MDC Partners, Inc., Class A* .............      260,690            894,167
   Ness Technologies, Inc.* .................       66,800            195,724
   PLATO Learning, Inc.* ....................       36,400             58,240
   Princeton Review, Inc. (The)* ............      120,646            554,972
   RADWARE Ltd.* ............................       38,500            231,385
                                                                  -----------
                                                                    2,936,825
                                                                  -----------
CONSUMER CYCLICAL--8.9%
   America's Car-Mart, Inc.* ................       14,500            159,210
   Beacon Roofing Supply, Inc.* .............        8,800             96,536
   Big 5 Sporting Goods Corp. ...............       28,500            149,340
   Brown Shoe Co., Inc. .....................       30,900            110,313
   Casual Male Retail Group, Inc.* ..........      243,400             73,020
   Dress Barn, Inc. (The)* ..................       20,100            199,392
   DSW, Inc., Class A* ......................       17,300            150,683
   Gildan Activewear, Inc.* .................       21,500            159,100
   Jarden Corp.* ............................       16,700            169,505
   Lennar Corp., Class A ....................        8,000             53,440
   NBTY, Inc.* ..............................       22,100            328,627
   Shoe Carnival, Inc.* .....................       14,000             95,900
   Skechers U.S.A., Inc., Class A* ..........        8,300             52,954
   Smith & Wesson Holding Corp.* ............       38,200            146,306
                                                                  -----------
                                                                    1,944,326
                                                                  -----------
CONSUMER NON-CYCLICAL--9.1%
   Alliance One International, Inc.* ........      182,400            631,104
   Del Monte Foods Co. ......................       91,700            655,655
   Delek US Holdings, Inc. ..................       34,200            232,560
   Lifetime Brands, Inc. ....................       89,700            127,374
   Universal Corp. ..........................       12,600            362,124
                                                                  -----------
                                                                    2,008,817
                                                                  -----------
CONSUMER SERVICES--3.2%
   Carrols Restaurant Group, Inc.* ..........       46,500            127,875
   Cheesecake Factory, Inc. (The)* ..........        8,700             70,818
   Jack in the Box, Inc.* ...................       11,500            223,560
   Lions Gate Entertainment Corp.* ..........       18,800             95,128
   Meredith Corp. ...........................        6,500             83,525
   New Frontier Media, Inc. .................       77,900            111,397
                                                                  -----------
                                                                      712,303
                                                                  -----------
ENERGY--8.2%
   Aegean Marine Petroleum
     Network, Inc. ..........................       34,100            559,240
   Approach Resources, Inc.* ................       97,000            651,840


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
ENERGY--(CONTINUED)
   GeoMet, Inc.* ............................      222,100        $   226,542
   Holly Corp. ..............................        3,900             90,909
   InterOil Corp.* ..........................       13,300            262,808
                                                                  -----------
                                                                    1,791,339
                                                                  -----------
FINANCE--33.2%
   Allied World Assurance Co.
     Holdings Ltd. ..........................        4,600            176,686
   Apollo Investment Corp. ..................       17,000             70,210
   Ares Capital Corp. .......................       30,900            111,240
   Aspen Insurance Holdings Ltd. ............       18,700            407,473
   Bancorp Rhode Island, Inc. ...............        5,800            105,850
   Berkshire Hills Bancorp, Inc. ............       13,100            275,886
   Brookline Bancorp, Inc. ..................       19,000            166,820
   Capstead Mortgage Corp. ..................       27,500            275,550
   Danvers Bancorp, Inc. ....................       33,200            425,624
   Delphi Financial Group, Inc.,
     Class A ................................       14,700            159,348
   Encore Bancshares, Inc.* .................        9,595             57,570
   ESSA Bancorp, Inc. .......................       18,200            218,582
   Flushing Financial Corp. .................        8,500             52,190
   Hatteras Financial Corp. .................       18,700            445,995
   Home Financial Bancorp, Inc. .............       15,000            110,550
   Investors Bancorp, Inc.* .................       15,100            108,116
   Max Capital Group Ltd. ...................        9,900            163,350
   Meadowbrook Insurance
     Group, Inc. ............................      150,500            866,880
   MFA Financial, Inc. ......................       82,400            472,976
   Nelnet, Inc., Class A* ...................       22,000            112,200
   Redwood Trust, Inc. ......................       21,100            284,850
   SeaBright Insurance Holdings,
     Inc.* ..................................       12,800            124,416
   Sun Communities, Inc. (REIT) .............       20,100            177,282
   United Financial Bancorp, Inc. ...........       30,800            396,396
   Validus Holdings Ltd. ....................       22,700            543,438
   ViewPoint Financial Group ................       16,700            222,444
   Westfield Financial, Inc. ................       44,500            419,190
   WSFS Financial Corp. .....................        8,800            194,392
   Zenith National Insurance Corp. ..........        6,400            140,736
                                                                  -----------
                                                                    7,286,240
                                                                  -----------
HEALTH CARE--5.5%
   HealthTronics, Inc.* .....................       27,800             40,310
   ICU Medical, Inc.* .......................        8,000            252,240
   Inverness Medical Innovations,
     Inc.* ..................................        6,700            150,549
   Lakeland Industries, Inc.* ...............       50,300            349,585
   Life Sciences Research, Inc.* ............       40,700            206,349
   NovaMed, Inc.* ...........................       42,062            109,361
   Providence Service Corp. (The)* ..........       31,000             97,650
                                                                  -----------
                                                                    1,206,044
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (concluded)             PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
INDUSTRIALS--2.1%
   General Cable Corp.* .....................        6,500        $   100,295
   GrafTech International Ltd.* .............        6,700             37,855
   Titan Machinery, Inc.* ...................       34,000            313,820
                                                                  -----------
                                                                      451,970
                                                                  -----------
TECHNOLOGY--6.4%
   Actuate Corp.* ...........................       34,700            124,226
   Axesstel, Inc.* ..........................      169,920             61,171
   Ciena Corp.* .............................       15,800             84,846
   CPI International, Inc.* .................       17,000            125,290
   Digi International, Inc.* ................       39,100            279,956
   Emulex Corp.* ............................       17,500             92,050
   Entrust, Inc.* ...........................       46,300             72,228
   Lionbridge Technologies, Inc.* ...........       25,700             33,667
   OmniVision Technologies, Inc.* ...........       19,200            130,368
   Plantronics, Inc. ........................        8,500             73,015
   Qlogic Corp.* ............................       12,200            112,484
   Rackable Systems, Inc.* ..................       28,000            102,760
   Zoran Corp.* .............................       20,300            105,560
                                                                  -----------
                                                                    1,397,621
                                                                  -----------
TRANSPORTATION--3.6%
   Airtran Holdings, Inc.* ..................       58,400            174,616
   DHT Maritime, Inc. .......................       59,200            317,312
   Diana Shipping, Inc. .....................       10,100            118,473
   Knight Transportation, Inc. .. ...........        9,600            124,416
   Paragon Shipping, Inc., Class A ..........       15,800             58,776
                                                                  -----------
                                                                      793,593
                                                                  -----------
UTILITIES--3.7%
   El Paso Electric Co.* ....................       10,200            144,126
   Great Plains Energy, Inc. ................        7,400            100,196
   Portland General Electric Co. ............        9,600            157,632
   Synthesis Energy Systems, Inc.* ..........       40,300             18,135
   UGI Corp. ................................       11,600            278,284
   Vectren Corp. ............................        5,300            110,558
                                                                  -----------
                                                                      808,931
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $31,271,587)....................                      21,671,179
                                                                  -----------
TOTAL INVESTMENTS--98.8%
   (Cost $31,271,587)........................                      21,671,179
                                                                  -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--1.2%.........................                         267,235
                                                                  -----------
NET ASSETS--100.0%...........................                     $21,938,414
                                                                  ===========

----------
REIT -- Real Estate Investment Trust
* -- Non-income producing.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 19

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
LONG POSITIONS--151.3%
DOMESTIC COMMON STOCK--131.0%
BASIC MATERIALS--7.0%
   3M Co. # .................................          904        $    41,096
   Ball Corp. # .............................        1,137             45,810
   CF Industries Holdings, Inc. .............          455             29,270
   Crown Holdings, Inc. #* ..................        5,571            117,437
   Freeport-McMoRan Copper &
     Gold, Inc., # ..........................        2,657             80,826
   Massey Energy Co. # ......................        2,748             31,739
   Monsanto Co. # ...........................        1,201             91,600
   Potash Corp. of Saskatchewan,
     Inc. ...................................          740             62,138
                                                                  -----------
                                                                      499,916
                                                                  -----------
COMMERCIAL SERVICES--3.1%
   Accenture Ltd., Class A ..................        1,255             36,633
   Apollo Group, Inc., Class A* .............          241             17,473
   Computer Sciences Corp. #* ...............        1,459             50,686
   Hewitt Associates, Inc., Class A #* ......        1,655             48,822
   Omnicom Group, Inc. # ....................        2,665             64,040
                                                                  -----------
                                                                      217,654
                                                                  -----------
CONSUMER CYCLICAL--11.1%
   AutoZone, Inc. #* ........................          914            129,998
   Best Buy Co., Inc. # .....................        2,305             66,430
   Big Lots, Inc. #* ........................        4,790             74,293
   Fastenal Co. # ...........................          714             21,506
   Jarden Corp. #* ..........................        5,839             59,266
   Liz Claiborne, Inc. ......................        6,669             18,607
   RadioShack Corp. # .......................       10,322             75,660
   Ross Stores, Inc. ........................        2,278             67,247
   TJX Companies, Inc., (The) # .............        2,294             51,087
   Wal Mart Stores, Inc. # ..................        4,559            224,485
                                                                  -----------
                                                                      788,579
                                                                  -----------
CONSUMER NON-CYCLICAL--10.8%
   Archer-Daniels-Midland Co. # .............        1,330             35,458
   Campbell Soup Co. # ......................        1,527             40,878
   General Mills, Inc. ......................          662             34,742
   H.J. Heinz Co. ...........................          439             14,342
   Hershey Co., (The) .......................        1,970             66,369
   Kraft Foods, Inc., Class A # .............        2,819             64,217
   Kroger Co., (The) # ......................        2,947             60,914
   Pepsi Bottling Group, Inc. # .............        7,265            134,402
   Philip Morris International, Inc. # ......        3,177            106,334
   Procter & Gamble Co. # ...................        2,533            122,015
   Safeway, Inc. # ..........................        3,071             56,813
   SUPERVALU, Inc. ..........................        2,119             33,078
                                                                  -----------
                                                                      769,562
                                                                  -----------
CONSUMER SERVICES--6.0%
   Brinker International, Inc. # ............        3,127             34,397
   CBS Corp., Class B # .....................        8,537             36,453
   Comcast Corp., Class A ...................        1,521             19,864
   Dish Network Corp., Class A* .............        2,734             30,758
   Hasbro, Inc. # ...........................        2,406             55,073


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
CONSUMER SERVICES--(CONTINUED)
   McDonald's Corp. # .......................        3,013        $   157,429
   R. R. Donnelley & Sons Co. ...............        1,679             13,080
   Royal Caribbean Cruises Ltd. # ...........        3,287             19,722
   Yum! Brands, Inc. # ......................        2,207             58,000
                                                                  -----------
                                                                      424,776
                                                                  -----------
ENERGY--14.9%
   Chevron Corp. # ..........................          608             36,912
   ConocoPhillips # .........................        1,696             63,346
   Encore Acquisition Co. #* ................        1,423             28,574
   ENSCO International, Inc. # ..............        3,308             81,311
   Exxon Mobil Corp. # ......................        7,049            478,627
   Helmerich & Payne, Inc. # ................        2,323             54,962
   Plains Exploration & Production
     Co. #* .................................        6,048            115,759
   Southwestern Energy Co. #* ...............        4,916            141,433
   Talisman Energy, Inc. # ..................        5,971             55,888
                                                                  -----------
                                                                    1,056,812
                                                                  -----------
FINANCE--13.9%
   Annaly Capital Management,
     Inc. (REIT) ............................        1,714             23,825
   Bank of America Corp. # ..................        5,523             21,816
   CapitalSource, Inc. ......................       11,013             20,594
   CBL & Associates Properties,
     Inc. (REIT) ............................        6,807             21,102
   Charles Schwab Corp., (The) # ............        7,693             97,778
   Chubb Corp., (The) # .....................        2,331             91,002
   Citigroup, Inc. # ........................        5,686              8,529
   Duke Realty Corp. ........................        5,254             36,253
   Goldman Sachs Group, Inc.,
     (The) ..................................          388             35,339
   H&R Block, Inc. # ........................        2,787             53,232
   Hartford Financial Services
     Group, Inc. # ..........................        3,300             20,130
   Hudson City Bancorp, Inc. # ..............        2,766             28,683
   JPMorgan Chase & Co. # ...................        3,862             88,247
   Mastercard, Inc., Class A # ..............           62              9,798
   MetLife, Inc. # ..........................          760             14,030
   Morgan Stanley ...........................        1,708             33,374
   Northern Trust Corp. # ...................        2,650            147,207
   TD Ameritrade Holding Corp. #* ...........        7,855             93,239
   US Bancorp ...............................        1,975             28,262
   W.R. Berkley Corp. # .....................        3,789             78,849
   Wells Fargo & Co. # ......................        3,012             36,445
                                                                  -----------
                                                                      987,734
                                                                  -----------
HEALTH CARE--20.2%
   Abbott Laboratories # ....................        2,332            110,397
   Aetna, Inc. # ............................        3,551             84,762
   Amgen, Inc. #* ...........................        3,409            166,802
   CIGNA Corp. # ............................        6,757            106,490
   Forest Laboratories, Inc. #* .............        1,667             35,741
   Johnson & Johnson # ......................        3,681            184,050
   Kinetic Concepts, Inc.* ..................        2,882             62,770
   Medco Health Solutions, Inc. #* ..........        3,157            128,111
   Pfizer, Inc. # ...........................       14,999            184,638


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND (continued)       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
HEALTH CARE--(CONTINUED)
   Schering-Plough Corp. # ..................        9,078        $   157,866
   Varian Medical Systems, Inc. #* ..........        1,830             55,833
   Watson Pharmaceuticals, Inc. #* ..........        3,073             86,874
   WellPoint, Inc. #* .......................        2,029             68,824
                                                                  -----------
                                                                    1,433,158
                                                                  -----------
INDUSTRIALS--5.8%
   Caterpillar, Inc. # ......................          609             14,987
   Flowserve Corp. # ........................          980             49,461
   Foster Wheeler AG* .......................        4,182             62,897
   General Electric Co. # ...................        7,930             67,484
   Hubbell, Inc., Class B ...................        3,531             92,936
   Shaw Group, Inc., (The) #* ...............        4,228             98,682
   United Technologies Corp. ................          697             28,459
                                                                  -----------
                                                                      414,906
                                                                  -----------
OTHER--0.1%
   SPDR Trust Series 1 ......................           95              7,023
                                                                  -----------
TECHNOLOGY--25.6%
   Amazon.com, Inc. #* ......................        1,313             85,069
   Apple, Inc. #* ...........................        1,297            115,835
   CA, Inc. # ...............................        7,614            129,057
   General Dynamics Corp. # .................        2,089             91,540
   Goodrich Corp. ...........................        1,359             45,037
   Google, Inc., Class A* ...................          299            101,059
   Hewlett-Packard Co. # ....................        5,173            150,172
   IAC/Interactivecorp* .....................        3,291             49,135
   Intel Corp. # ............................        4,908             62,528
   International Business Machines
     Corp. # ................................        1,968            181,115
   Lexmark International, Inc.,
     Class A #* .............................        5,216             89,402
   LSI Corp.* ...............................       22,503             65,259
   Novell, Inc. #* ..........................       29,059             91,827
   QUALCOMM, Inc. # .........................        1,516             50,680
   Raytheon Co. # ...........................        3,655            146,090
   Red Hat, Inc.* ...........................        3,717             50,886
   STMicroelectronics N.V. # ................       12,117             53,921
   Symantec Corp.* ..........................        5,604             77,503
   Taiwan Semiconductor
     Manufacturing Co., Ltd. -
     Sponsored ADR ..........................       15,111            113,937
   Tellabs, Inc.* ...........................       18,448             70,102
                                                                  -----------
                                                                    1,820,154
                                                                  -----------
TELECOMMUNICATIONS--5.2%
   AT&T, Inc. ...............................          551             13,097
   Embarq Corp. # ...........................        3,743            130,893
   Qwest Communications
     International, Inc. ....................       32,047            108,639
   Verizon Communications, Inc. # ...........        4,010            114,405
                                                                  -----------
                                                                      367,034
                                                                  -----------
TRANSPORTATION--2.2%
   J.B. Hunt Transport Services, Inc. .......        2,352             47,934
   Ryder System, Inc. .......................          769             17,579


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
TRANSPORTATION--(CONTINUED)
   Southwest Airlines Co. ...................       10,894        $    64,165
   Union Pacific Corp. ......................          759             28,478
                                                                  -----------
                                                                      158,156
                                                                  -----------
UTILITIES--5.1%
   AES Corp., (The)* ........................       16,109            101,487
   Edison International # ...................        4,585            124,804
   Entergy Corp. # ..........................          766             51,621
   Exelon Corp. .............................        1,151             54,350
   Sempra Energy ............................          711             29,556
                                                                  -----------
                                                                      361,818
                                                                  -----------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $13,783,010)....................                       9,307,282
                                                                  -----------
SHORT-TERM INVESTMENT--20.3%
   PNC Bank Money Market
     Deposit Account 03/06/09................    1,439,411          1,439,411
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $1,439,411).....................                       1,439,411
                                                                  -----------
TOTAL LONG POSITIONS--151.3%
   (Cost $15,222,421)........................                      10,746,693
                                                                  -----------
SECURITIES SOLD SHORT--(31.0%)
BASIC MATERIALS--(2.6%)
   Cameco Corp. .............................       (2,618)           (38,170)
   Commercial Metals Co. ....................       (3,651)           (37,277)
   Goldcorp, Inc. ...........................       (1,584)           (45,809)
   Schnitzer Steel Industries, Inc.,
     Class A ................................       (1,083)           (31,017)
   Titanium Metals Corp. ....................       (5,757)           (33,621)
                                                                  -----------
                                                                     (185,894)
                                                                  -----------
COMMERCIAL SERVICES--(1.5%)
   Fidelity National Information
     Services, Inc. .........................       (2,072)           (36,260)
   Monster Worldwide, Inc.* .................       (2,609)           (17,193)
   Moody's Corp. ............................       (1,031)           (18,507)
   MSCI, Inc., Class A* .....................       (2,041)           (32,166)
                                                                  -----------
                                                                     (104,126)
                                                                  -----------
CONSUMER CYCLICAL--(3.9%)
   Autoliv, Inc. ............................       (1,281)           (19,061)
   Chico's FAS, Inc.* .......................       (8,734)           (39,565)
   Cooper Tire & Rubber Co. .................       (6,555)           (29,825)
   J.C. Penney Co., Inc. ....................       (2,241)           (34,355)
   KBR, Inc. ................................       (2,869)           (36,149)
   MDC Holdings, Inc. .......................       (1,391)           (35,095)
   Toll Brothers, Inc.* .....................       (2,094)           (33,190)
   Walgreen Co. .............................       (1,815)           (43,306)
   Weight Watchers International,
     Inc. ...................................         (502)            (9,086)
                                                                  -----------
                                                                     (279,632)
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 21

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND (concluded)       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
CONSUMER NON-CYCLICAL--(0.6%)
   Hormel Foods Corp. .......................       (1,119)       $   (35,618)
   Smithfield Foods, Inc.* ..................         (738)            (5,793)
                                                                  -----------
                                                                      (41,411)
                                                                  -----------
CONSUMER SERVICES--(2.2%)
   Liberty Media Holding Capital,
     Series A* ..............................       (4,127)           (21,213)
   Penn National Gaming, Inc.* ..............       (2,061)           (39,345)
   Regal Entertainment Group,
     Class A ................................       (3,764)           (38,543)
   Scientific Games Corp.,
     Class A* ...............................       (1,861)           (19,689)
   Starbucks Corp.* .........................       (3,808)           (34,843)
                                                                  -----------
                                                                     (153,633)
                                                                  -----------
ENERGY--(0.8%)
   Anadarko Petroleum Corp. .................         (535)           (18,698)
   Frontier Oil Corp. .......................       (2,710)           (36,992)
                                                                  -----------
                                                                      (55,690)
                                                                  -----------
FINANCE--(3.9%)
   First Horizon National Corp. .............       (4,241)           (38,890)
   Franklin Resources, Inc. .................         (293)           (13,419)
   Fulton Financial Corp. ...................       (3,326)           (20,688)
   Janus Capital Group, Inc. ................       (1,769)            (7,801)
   Jefferies Group, Inc. ....................       (2,213)           (21,887)
   KeyCorp ..................................       (5,210)           (36,522)
   Kilroy Realty Corp. (REIT) ...............         (653)           (12,152)
   Legg Mason, Inc. .........................       (1,450)           (18,603)
   Marshall & Ilsley Corp. ..................       (6,510)           (29,816)
   NASDAQ OMX Group, Inc.,
     (The)* .................................       (1,382)           (28,884)
   Old Republic International
     Corp. ..................................       (3,524)           (31,998)
   Taubman Centers, Inc. ....................         (964)           (15,087)
                                                                  -----------
                                                                     (275,747)
                                                                  -----------
HEALTH CARE--(4.8%)
   Allergan, Inc. ...........................         (960)           (37,190)
   Covance, Inc.* ...........................         (741)           (28,143)
   Coventry Health Care, Inc.* ..............       (1,839)           (21,185)
   Elan Corp. PLC - Sponsored
     ADR* ...................................       (1,632)           (10,086)
   Health Net, Inc.* ........................       (1,282)           (16,923)
   Hill-Rom Holdings, Inc. ..................       (1,858)           (18,246)
   Hologic, Inc.* ...........................       (1,632)           (18,474)
   Illumina, Inc.* ..........................       (1,119)           (35,058)
   Intuitive Surgical, Inc.* ................         (280)           (25,469)
   Inverness Medical Innovations,
     Inc.* ..................................       (1,376)           (30,919)
   Pharmaceutical Product
     Development, Inc. ......................       (1,482)           (35,553)
   VCA Antech, Inc.* ........................       (1,491)           (30,998)
   Vertex Pharmaceuticals, Inc.* ............       (1,113)           (33,646)
                                                                  -----------
                                                                     (341,890)
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
INDUSTRIALS--(1.8%)
   Crane Co. ................................         (733)       $   (11,054)
   Graco, Inc. ..............................       (1,082)           (18,372)
   Rockwell Automation, Inc. ................       (1,111)           (22,331)
   SPX Corp .................................         (867)           (38,391)
   Stericycle, Inc.* ........................         (731)           (35,073)
                                                                  -----------
                                                                     (125,221)
                                                                  -----------
TECHNOLOGY--(6.6%)
   Adobe Systems, Inc.* .....................       (1,223)           (20,424)
   Akamai Technologies, Inc.* ...............       (2,142)           (38,749)
   Alliant Techsystems, Inc.* ...............         (575)           (40,630)
   Autodesk, Inc.* ..........................       (1,454)           (18,451)
   Citrix Systems, Inc.* ....................       (1,060)           (21,815)
   Compuware Corp.* .........................       (5,817)           (34,378)
   FLIR Systems, Inc.* ......................       (1,436)           (29,309)
   Linear Technology Corp. ..................       (1,613)           (35,163)
   MEMC Electronic Materials, Inc.* .........       (1,367)           (20,519)
   Novellus Systems, Inc.* ..................       (2,989)           (38,110)
   Roper Industries, Inc. ...................         (897)           (37,091)
   Spirit Aerosystems Holdings,
     Inc., Class A* .........................       (1,771)           (17,568)
   Tech Data Corp.* .........................       (1,714)           (29,635)
   Tyco Electronics Ltd. ....................       (2,154)           (20,420)
   Varian Semiconductor Equipment
     Associates, Inc.* ......................       (2,044)           (37,303)
   Zebra Technologies Corp.,
     Class A* ...............................       (1,891)           (33,225)
                                                                  -----------
                                                                     (472,790)
                                                                  -----------
TELECOMMUNICATIONS--(1.1%)
   Leap Wireless International, Inc.* .......       (1,469)           (39,825)
   SBA Communications Corp.,
     Class A* ...............................       (1,754)           (36,448)
                                                                  -----------
                                                                      (76,273)
                                                                  -----------
TRANSPORTATION--(0.4%)
   Kirby Corp.* .............................       (1,292)           (28,476)
                                                                  -----------
UTILITIES--(0.8%)
   Covanta Holding Corp.* ...................       (1,462)           (22,266)
   Great Plains Energy, Inc. ................       (1,883)           (25,496)
   Nicor, Inc. ..............................         (419)           (13,148)
                                                                  -----------
                                                                      (60,910)
                                                                  -----------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $3,445,950).................                      (2,201,693)
                                                                  -----------
TOTAL INVESTMENTS--120.3%
   (Cost $11,776,471)........................                       8,545,000
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(20.3)%.....................                      (1,442,164)
                                                                  -----------
NET ASSETS--100.0%...........................                     $ 7,102,836
                                                                  ===========

----------
*  -- Non-income producing.
REIT -- Real Estate Investment Trust
# Security portion is either entirely or partially held in a segregated account as collateral for securities sold short.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE CLIMATE FUND                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMON STOCK--85.7%
AUSTRIA--6.5%
   Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG
     (Utilities) ............................        1,870        $    58,058
   Wienerberger AG (Industrials) ............        2,720             22,241
   Zumtobel AG (Industrials) ................        6,600             54,387
                                                                  -----------
                                                                      134,686
                                                                  -----------
BRAZIL--5.3%
   Cia Energetica de Minas
     Gerais - ADR (Utilities) ...............        8,052            109,990
                                                                  -----------
CANADA--2.6%
   Canadian Hydro Developers, Inc.
     (Utilities)* ...........................       12,000             24,808
   Canadian Solar, Inc. (Industrials)* ......        4,500             16,155
   Intermap Technologies Corp.
     (Industrials)* .........................       10,100             13,893
                                                                  -----------
                                                                       54,856
                                                                  -----------
CHINA--3.3%
   Trina Solar Ltd. - ADR
     (Industrials)* .........................        3,000             19,620
   Yingli Green Energy Holding
     Co. Ltd. - ADR (Industrials)* ..........       12,500             48,625
                                                                  -----------
                                                                       68,245
                                                                  -----------
DENMARK--4.2%
   Greentech Energy Systems
     (Utilities)* ...........................        7,200             24,503
   Novozymes A/S, Class B
     (Materials) ............................          850             63,207
                                                                  -----------
                                                                       87,710
                                                                  -----------
FINLAND--5.2%
   Fortum Oyj (Utilities) ...................        4,300             74,356
   Vaisala Oyj Class A (Industrials) ........        1,200             34,488
                                                                  -----------
                                                                      108,844
                                                                  -----------
GERMANY--2.1%
   Steico AG (Industrials) ..................        4,000              5,578
   Vossloh AG (Industrials) .................          400             37,936
                                                                  -----------
                                                                       43,514
                                                                  -----------
GREECE--2.0%
   Terna Energy SA (Utilities) ..............        8,500             42,457
                                                                  -----------
IRELAND--0.3%
   Kingspan Group, PLC
     (Industrials) ..........................        2,000              5,445
                                                                  -----------
NETHERLANDS--4.5%
   Smit Internationale NV
     (Industrials) ..........................        2,180             93,966
                                                                  -----------


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
SPAIN--18.2%
   EDP Renovaveis SA (Utilities)* ...........       13,100        $    96,656
   Gamesa Corp. Tecnologica SA
     (Industrials) ..........................        2,600             34,840
   Iberdrola Renovables SA
     (Utilities)* ...........................       28,800            117,566
   Union Fenosa SA (Utilities) ..............        5,700            129,131
                                                                  -----------
                                                                      378,193
                                                                  -----------
SWEDEN--0.5%
   Munters AB (Industrials) .................        3,299             10,073
                                                                  -----------
SWITZERLAND--3.5%
   ABB Ltd. (Industrials)* ..................        4,500             54,969
   Von Roll Holding AG (Industrials) ........        3,129             16,984
                                                                  -----------
                                                                       71,953
                                                                  -----------
UNITED STATES--27.5%
   Covanta Holding Corp.
     (Industrials)* .........................        3,640             55,437
   Ecolab, Inc. (Materials) .................        2,220             70,552
   First Solar, Inc. (Industrials)* .........          590             62,387
   FPL Group, Inc. (Utilities) .. ...........        1,350             61,195
   ITC Holdings Corp. (Utilities) ...........        2,340             86,416
   LSB Industries, Inc. (Industrials)* ......        4,100             35,506
   Quanta Services, Inc. (Industrials)* .....        3,860             67,936
   Sunpower Corp., Class A
     (Industrials)* .........................        2,270             63,310
   Tetra Tech, Inc. (Industrials)* ..........        3,130             70,112
                                                                  -----------
                                                                      572,851
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $2,770,556).....................                       1,782,783
                                                                  -----------
SHORT-TERM INVESTMENT--16.1%
   PNC Bank Money Market
     Deposit Account.........................      334,098            334,098
                                                                  ----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $334,098).......................                         334,098
                                                                  -----------
TOTAL INVESTMENTS--101.8%
   (Cost $3,104,654).........................                       2,116,881
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(1.8)%......................                         (36,951)
                                                                  -----------
NET ASSETS--100.0%...........................                     $ 2,079,930
                                                                  ===========

----------
ADR -- American Depositary Receipt
* -- Non-income Producing

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 23

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE WATER FUND                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
COMMON STOCK--92.4%
AUSTRALIA--0.1%
   Boart Longyear Group
     (Industrials) ..........................       56,610        $     3,439
                                                                  -----------
AUSTRIA--2.5%
   Andritz AG (Industrials) .................        2,100             60,407
   BWT AG (Industrials) .....................          700             10,942
                                                                  -----------
                                                                       71,349
                                                                  -----------
BRAZIL--1.3%
   Cia de Saneamento Basico do
     Estado de Sao Paulo - ADR
     (Utilities) ............................        1,900             37,848
                                                                  -----------
CANADA--2.3%
   BioteQ Environmental Tech, Inc.
     (Industrials)* .........................       12,285              5,022
   Hanfeng Evergreen, Inc.
     (Materials)* ...........................        5,200             30,574
   Intermap Technologies Corp.
     (Industrials)* .........................        8,500             11,692
   Stantec, Inc. (Industrials)* .............          900             14,467
   SunOpta, Inc.
     (Consumer Staples)* ....................        3,900              4,368
                                                                  -----------
                                                                       66,123
                                                                  -----------
CHINA--0.8%
   Epure International Ltd.
     (Industrials) ..........................      116,000             20,236
   Xinjiang Tianye Water Saving
     Irrigation System Co. Ltd.
     (Industrials) ..........................       48,000              3,899
                                                                  -----------
                                                                       24,135
                                                                  -----------
FINLAND--0.4%
   Uponor Oyj (Industrials) .................        1,250             12,693
                                                                  -----------
FRANCE--8.7%
   Foraco International SA
     (Industrials) ..........................        7,700              5,871
   Suez Environnement SA
     (Utilities)* ...........................        9,800            144,242
   Veolia Environnement
     (Utilities) ............................        4,750            103,304
                                                                  -----------
                                                                      253,417
                                                                  -----------
GERMANY--2.4%
   Krones AG (Industrials) ..................          240              8,693
   KSB AG (Industrials) .....................          190             55,639
   Washtec AG (Industrials)* ................        1,000              6,719
                                                                  -----------
                                                                       71,051
                                                                  -----------
HONG KONG--9.8%
   Chaoda Modern Agriculture
     (Consumer Staples) .....................      236,040            136,963


                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
HONG KONG--(CONTINUED)
   China Green Holdings Ltd. Bermuda
     (Consumer Staples) .....................        6,000        $     3,829
   China Water Affairs Group Ltd.
     (Utilities)* ...........................      160,000             22,282
   Guangdong Investment Ltd.
     (Utilities) ............................      286,000            120,223
                                                                  -----------
                                                                      283,297
                                                                  -----------
JAPAN--2.1%
   Kitz Corp. (Industrials) .................        5,000             15,574
   Kurita Water Industries Ltd.
     (Industrials) ..........................        2,600             44,890
                                                                  -----------
                                                                       60,464
                                                                  -----------
NETHERLANDS--8.2%
   Aalberts Industries NV
     (Industrials) ..........................        7,490             38,077
   Arcadis NV (Industrials) .................        2,900             32,051
   Grontmij NV (Industrials) ................        1,355             25,131
   Koninklijke Boskalis Westminster
     NV (Industrials) .......................        3,100             59,795
   Ten Cate NV (Industrials) ................        1,500             22,953
   Wavin NV (Industrials) ...................       21,000             58,570
                                                                  -----------
                                                                      236,577
                                                                  -----------
PHILIPPINES--0.3%
   Manila Water Co., Inc. (Utilities) .......       41,000              9,034
                                                                  -----------
SINGAPORE--1.8%
   Boustead Singapore Ltd.
     (Industrials) ..........................       60,000             23,260
   Hyflux Ltd. (Industrials) ................       28,000             27,136
   Sinomem Technology Ltd.
     (Materials)* ...........................       40,000              2,067
                                                                  -----------
                                                                       52,463
                                                                  -----------
SPAIN--0.6%
   Fluidra SA (Industrials) .................        5,800             18,309
                                                                  -----------
SWITZERLAND--3.8%
   Geberit AG (Industrials) .................          650             58,508
   Nestle SA (Consumer Staples) .............        1,571             51,487
                                                                  -----------
                                                                      109,995
                                                                  -----------
UNITED KINGDOM--3.7%
   Cascal NV (Utilities) ....................        1,700              5,355
   Pennon Group PLC (Utilities) .............        2,900             17,976
   PuriCore PLC (Health Care)* ..............       28,900              2,731
   RPS Group PLC (Industrials) ..............        4,800              8,899
   Severn Trent PLC (Utilities) .............        3,200             49,842
   United Utilities Group PLC
     (Utilities) ............................        3,100             22,523
                                                                  -----------
                                                                      107,326
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE WATER FUND (concluded)           PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares          Value
                                                  ---------       -----------
UNITED STATES--43.6%
   American States Water Co.
     (Utilities) ............................          500        $    16,775
   Aqua America, Inc. (Utilities) ...........        1,600             29,440
   Calgon Carbon Corp. (Materials)* .........        1,040             15,236
   California Water Service Group
     (Utilities) ............................          400             15,704
   Danaher Corp. (Industrials) ..............        3,100            157,356
   Dionex Corp. (Health Care)* ..............          600             28,074
   Ecolab, Inc. (Materials) .................        1,560             49,577
   ICF International, Inc.
     (Industrials)* .........................          200              4,798
   IDEX Corp. (Industrials) .................        2,800             54,096
   Insituform Technologies, Inc.,
     Class A (Industrials)* .................        2,700             32,886
   Itron, Inc. (Industrials)* ...............        1,500             66,990
   ITT Corp. (Industrials) ..................        3,750            140,062
   Layne Christensen Co.
     (Industrials)* .........................          500              8,135
   Lindsay Manufacturing Co.
     (Industrials) ..........................          200              4,850
   Mueller Water Products, Inc.,
     Class A (Industrials) ..................       12,700             27,305
   Nalco Holding Co. (Materials) ............        5,500             62,535
   Pall Corp. (Industrials) .................        5,000            118,850
   Pentair, Inc. (Industrials) ..............        1,200             25,044
   Roper Industries, Inc. (Industrials) .....        3,200            132,320
   Tetra Tech, Inc. (Industrials)* ..........          765             17,136
   Thermo Fisher Scientific, Inc.
     (Health Care)* .........................        5,300            192,178
   Toro Co. (Industrials) ...................          700             15,309
   TyraTech, Inc. (Materials)* ..............        3,500              1,879
   URS Corp. (Industrials)* .................          850             26,282
   Valmont Industries, Inc.
     (Industrials) ..........................          525             22,869
                                                                  -----------
                                                                    1,265,686
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $4,716,363).....................                       2,683,206
                                                                  -----------
SHORT-TERM INVESTMENT--8.2%
   PNC Bank Money Market
     Deposit Account.........................      237,160            237,160
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $237,160).......................                         237,160
                                                                  -----------
TOTAL INVESTMENTS--100.6%
   (Cost $4,953,523).........................                       2,920,366
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.6)%......................                         (17,967)
                                                                  -----------
NET ASSETS--100.0%...........................                     $ 2,902,399
                                                                  ===========

----------
ADR -- American Depositary Receipt
* -- Non-income Producing

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 25

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                                 (Unaudited)

--------------------------------------------------------------------------------


                                                          ROBECO BOSTON    ROBECO BOSTON    ROBECO BOSTON   ROBECO BOSTON
                                                             PARTNERS         PARTNERS         PARTNERS        PARTNERS
                                                             SMALL CAP       LONG/SHORT         MID CAP         ALL-CAP
                                                           VALUE FUND II     EQUITY FUND      VALUE FUND      VALUE FUND
                                                          --------------   -------------    -------------   -------------
ASSETS
   Investments, at value+.............................       $43,626,718     $22,114,400     $30,026,487     $37,584,314
   Foreign currency, at value#........................                --           2,161              --              --
   Receivables
      Investments sold................................                --         675,467         506,642         279,581
      Deposits with brokers for securities sold short.                --       1,271,846              --              --
      Dividends and interest..........................            28,544          11,073          56,451         183,182
      Capital shares sold.............................             6,603           1,072           8,852              24
      Investment adviser..............................                --              --             273              --
   Prepaid expenses and other assets..................            16,344          16,440          13,562          15,300
                                                             -----------     -----------     -----------     -----------
         Total assets.................................        43,678,209      24,092,459      30,612,267      38,062,401
                                                             -----------     -----------     -----------     -----------
LIABILITIES
   Securities sold-short, at fair value++.............                --       2,469,379              --              --
   Options written, at value*.........................                --              --              --         264,091
   Cash overdraft.....................................                --         406,369              --              --
   Payables
      Investments purchased...........................                --         374,415         356,771         536,596
      Capital shares redeemed.........................           155,242              --         115,234          12,268
      Professional fees...............................            21,142          21,711          13,712          10,213
      Administration and accounting fees..............            14,871          12,938           9,891           8,334
      Transfer agent fees.............................            19,530           9,180             968           8,242
      Directors' and officers' fees...................            17,974          10,647           4,744           2,255
      Investment advisory fees........................             8,299          17,570             852           6,527
      Custodian fees..................................             3,167           6,018           2,633           4,481
      Distribution and service fees...................             6,004             902           1,710             474
      Dividends on securities sold-short..............                --             710              --              --
      Interest payable................................                --              64              --              --
      Other accrued expenses and liabilities..........            60,708          34,118          11,793           3,825
                                                             -----------     -----------     -----------     -----------
         Total liabilities............................           306,937       3,364,021         518,308         857,306
                                                             -----------     -----------     -----------     -----------
   Net Assets.........................................       $43,371,272     $20,728,438     $30,093,959     $37,205,095
                                                             ===========     ===========     ===========     ===========
NET ASSETS CONSIST OF
   Paid-in capital....................................       104,878,506      37,271,573      51,991,482      57,091,251
   Undistributed net investment income/(accumulated
     net investment loss).............................          (246,985)       (301,232)         61,186         453,778
   Accumulated net realized loss from investments.....       (34,033,185)     (9,508,399)     (6,603,270)     (1,666,107)
   Net unrealized depreciation on investments and
     foreign currency translation.....................       (27,227,064)     (8,366,131)    (15,355,439)    (18,673,827)
   Net unrealized appreciation on investments sold-short              --       1,632,627              --              --
                                                             -----------     -----------     -----------     -----------
   Net Assets.........................................       $43,371,272     $20,728,438     $30,093,959     $37,205,095
                                                             ===========     ===========     ===========     ===========
INSTITUTIONAL CLASS
   Net assets.........................................       $15,779,020     $16,475,535     $22,106,287     $34,886,086
                                                             -----------     -----------     -----------     -----------
   Shares outstanding ($0.001 par value, 100,000,000
     shares authorized)...............................         2,545,961       1,936,958       3,976,440       4,013,180
                                                             -----------     -----------     -----------     -----------
   Net asset value, offering and redemption price
     per share........................................       $      6.20     $      8.51     $      5.56     $      8.69
                                                             ===========     ===========     ===========     ===========
INVESTOR CLASS
   Net assets.........................................       $27,592,252     $ 4,252,903     $ 7,987,672     $ 2,319,009
                                                             -----------     -----------     -----------     -----------
   Shares outstanding ($0.001 par value, 100,000,000
     shares authorized)...............................         4,611,954         513,614       1,476,923         267,766
                                                             -----------     -----------     -----------     -----------
   Net asset value, offering and redemption price
     per share........................................       $      5.98     $      8.28     $      5.41     $      8.66
                                                             ===========     ===========     ===========     ===========
   + Investment in securities, at cost................       $70,853,782     $30,480,135     $45,381,926     $56,598,081
   #  Foreign currency, at cost.......................                --           2,557              --              --
   ++ Proceeds received, securities sold short........                --       4,102,006              --              --
   *   Premiums received, options written.............                --              --              --         604,031

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                                 (Unaudited)
--------------------------------------------------------------------------------


                                                              ROBECO           ROBECO
                                                                WPG          WPG 130/30           SAM             SAM
                                                             SMALL CAP        LARGE CAP       SUSTAINABLE     SUSTAINABLE
                                                            VALUE FUND        CORE FUND      CLIMATE FUND     WATER FUND
                                                           ------------     ------------     -----------     -----------
ASSETS
   Investments, at value+.............................       $21,671,179     $10,746,693     $ 2,116,881     $ 2,920,366
   Receivables
      Investments sold................................           565,996         614,802              --          17,775
      Dividends and interest .........................            32,898          29,616           3,638           4,188
      Investment adviser..............................                --          16,193          23,540          26,048
      Capital shares sold.............................                --              --              38              97
   Prepaid expenses and other assets..................            13,930          11,458          15,398          15,977
                                                             -----------     -----------     -----------     -----------
         Total assets.................................        22,284,003      11,418,762       2,159,495       2,984,451
                                                             -----------     -----------     -----------     -----------
LIABILITIES
   Securities sold-short, at fair value++.............                --       2,201,693              --              --
   Cash overdraft.....................................            95,222              --              --              --
   Payables
      Due to prime broker.............................                --       1,486,186              --              --
      Investments purchased...........................           179,072         553,256          10,525          15,221
      Transfer agent fees.............................            18,429          28,642          26,855          22,634
      Professional fees...............................            28,578          24,088          14,523          16,024
      Administration and accounting fees..............             9,664           2,599           7,379           5,789
      Directors' and officers' fees...................             3,840           4,722           1,127             904
      Custodian fees..................................                --           2,736           1,287           3,212
      Investment advisory fees........................             5,555              --              --              --
      Dividends on securities sold-short..............                --           1,629              --              --
      Distribution and service fees...................                --              --              32              59
      Interest payable................................                --              70              --              --
      Other accrued expenses and liabilities..........             5,229          10,305          17,837          18,209
                                                             -----------     -----------     -----------     -----------
         Total liabilities............................           345,589       4,315,926          79,565          82,052
                                                             -----------     -----------     -----------     -----------
   Net Assets.........................................       $21,938,414     $ 7,102,836     $ 2,079,930     $ 2,902,399
                                                             ===========     ===========     ===========     ===========
NET ASSETS CONSIST OF
   Paid-in capital....................................        47,971,939      15,175,887       4,602,014       5,579,671
   Undistributed net investment income/(accumulated
     net investment loss).............................           242,038          59,396         (11,849)        (11,220)
   Accumulated net realized loss from investments.....       (16,675,155)     (4,900,976)     (1,523,494)       (632,922)
   Net unrealized depreciation on investments and
     foreign currency translation.....................        (9,600,408)     (4,475,728)       (986,741)     (2,033,130)
   Net unrealized appreciation on investments sold-short              --       1,244,257              --              --
                                                             -----------     -----------     -----------     -----------
   Net Assets.........................................       $21,938,414     $ 7,102,836     $ 2,079,930     $ 2,902,399
                                                             ===========     ===========     ===========     ===========
INSTITUTIONAL CLASS
   Net assets.........................................       $21,938,414     $ 7,102,836     $ 1,918,384     $ 2,613,182
                                                             -----------     -----------     -----------     -----------
   Shares outstanding ($0.001 par value, 100,000,000
     shares authorized)...............................         3,176,163         848,383         454,016         543,491
                                                             -----------     -----------     -----------     -----------
   Net asset value, offering and redemption price
     per share........................................       $      6.91     $      8.37     $      4.23     $      4.81
                                                             ===========     ===========     ===========     ===========
INVESTOR CLASS
   Net assets.........................................       $        --     $        --     $   161,546     $   289,217
                                                             -----------     -----------     -----------     -----------
   Shares outstanding ($0.001 par value, 100,000,000
     shares authorized)...............................                --              --          38,234          60,163
                                                             -----------     -----------     -----------     -----------
   Net asset value, offering and redemption price
     per share........................................       $        --     $        --     $      4.23     $      4.81
                                                             ===========     ===========     ===========     ===========
   + Investment in securities, at cost................       $31,271,587     $15,222,421     $ 3,104,654     $ 4,953,523
   ++  Proceeds received, securities sold short.......                --       3,445,950              --              --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 27

ROBECO INVESTMENT FUNDS               FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                             (Unaudited)
--------------------------------------------------------------------------------


                                                         ROBECO BOSTON   ROBECO BOSTON    ROBECO BOSTON    ROBECO BOSTON
                                                            PARTNERS        PARTNERS         PARTNERS         PARTNERS
                                                            SMALL CAP      LONG/SHORT         MID CAP          ALL-CAP
                                                          VALUE FUND II    EQUITY FUND      VALUE FUND       VALUE FUND
                                                          -------------  -------------    -------------    -------------
INVESTMENT INCOME
   Dividends+.......................................      $    990,822    $    233,166     $    501,136     $    581,577
   Interest.........................................                --              --               --           97,243
                                                          ------------    ------------     ------------     ------------
     Total investment income........................           990,822         233,166          501,136          678,820
                                                          ------------    ------------     ------------     ------------
EXPENSES
   Advisory fees....................................           354,879         318,143          147,900          170,711
   Transfer agent fees..............................            61,553          37,845           45,282           37,822
   Distribution fees (Investor Class)...............            51,566           6,763           14,282            3,082
   Administration and accounting fees...............            50,730          49,362           44,156           42,669
   Printing and shareholder reporting fees..........            46,117           6,447            9,173            3,719
   Directors' and officers' fees....................            28,091          13,976           14,009           12,796
   Professional fees................................            25,785          22,811           19,340           18,348
   Custodian fees...................................            18,210          17,913            8,244           11,642
   Registration and filing fees.....................            14,380          10,909           11,405           12,397
   Dividend expense on securities sold-short........                --           8,301               --               --
   Prime broker interest expense....................                --         165,897               --               --
   Other expenses...................................            17,412           6,421            5,012            3,644
                                                          ------------    ------------     ------------     ------------
     Total expenses before waivers and reimbursements          668,723         664,788          318,803          316,830
     Less: waivers and reimbursements...............          (155,868)       (130,390)        (119,702)        (111,070)
                                                          ------------    ------------     ------------     ------------
   Net expenses after waivers and reimbursements....           512,855         534,398          199,101          205,760
                                                          ------------    ------------     ------------     ------------
   Net investment income (loss).....................           477,967        (301,232)         302,035          473,060
                                                          ------------    ------------     ------------     ------------
   Net realized gain/(Loss) From:
     Investments....................................       (28,155,571)     (6,885,866)      (5,380,724)      (1,601,904)
   Net change in unrealized appreciation/(depreciation) on:
     Investments....................................       (21,844,331)     (4,747,158)     (15,733,232)     (18,084,320)
     Investments sold short.........................                --        (519,217)              --               --
     Foreign currency translation...................                --            (396)              --               --
     Written options................................                --              --               --          294,453
                                                          ------------    ------------     ------------     ------------
   Net realized and unrealized loss on investments..       (49,999,902)    (12,152,637)     (21,113,956)     (19,391,771)
                                                          ------------    ------------     ------------     ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS.....................................      $(49,521,935)   $(12,453,869)    $(20,811,921)    $(18,918,711)
                                                          ============    ============     ============     ============
     + Net of foreign witholding taxes of...........      $         --    $     (5,155)    $       (287)    $     (4,414)
                                                          ============    ============     ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS               FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                             (Unaudited)
--------------------------------------------------------------------------------


                                                             ROBECO          ROBECO
                                                               WPG         WPG 130/30           SAM              SAM
                                                            SMALL CAP       LARGE CAP       SUSTAINABLE      SUSTAINABLE
                                                           VALUE FUND       CORE FUND      CLIMATE FUND*     WATER FUND*
                                                          ------------    ------------     -------------    ------------
INVESTMENT INCOME
   Dividends+.......................................      $    488,140    $    159,933     $      6,640     $     15,310
   Income from securities loaned....................             2,608              --               --               --
                                                          ------------    ------------     ------------     ------------
     Total investment income........................           490,748         159,933            6,640           15,310
                                                          ------------    ------------     ------------     ------------
EXPENSES
   Advisory fees....................................           132,182          35,231           11,862           15,893
   Transfer agent fees..............................            50,213          53,146           49,269           49,269
   Distribution fees (Investor Class)...............                --              --              221              393
   Administration and accounting fees...............            41,429          41,577           40,289           40,784
   Printing and shareholder reporting fees..........             6,943           6,447            8,679            8,679
   Directors' and officers' fees....................            13,594          10,379            7,122            7,126
   Professional fees................................            28,265          20,810           16,909           16,909
   Custodian fees...................................             9,751          11,710            8,230           17,962
   Registration and filing fees.....................             7,687          12,397           27,273           31,241
   Dividend expense on securities sold-short........                --          31,148               --               --
   Prime broker interest expense....................                --           3,675               --               --
   Other expenses...................................             4,671           3,831            1,964            1,974
                                                          ------------    ------------     ------------     ------------
     Total expenses before waivers and reimbursements          294,735         230,351          171,818          190,230
     Less: waivers and reimbursements...............           (46,019)       (126,547)        (153,874)        (166,067)
     Less: fees paid indirectly.....................                --          (3,271)              --               --
                                                          ------------    ------------     ------------     ------------
   Net expenses after waivers and reimbursements....           248,716         100,533           17,944           24,163
                                                          ------------    ------------     ------------     ------------
   Net investment income (loss).....................           242,032          59,400          (11,304)          (8,853)
                                                          ------------    ------------     ------------     ------------
   Net realized gain/(loss) from:
     Investments....................................        (9,624,603)     (3,041,358)      (1,317,111)        (562,623)
     Foreign currency transactions..................                --              --           (3,489)             357
   Net change in unrealized appreciation/(depreciation) on:
     Investments....................................        (8,562,940)     (3,740,339)        (493,627)      (1,540,579)
     Investments sold short.........................                --         905,830               --               --
     Foreign currency translation...................                --              --            1,232              400
                                                          ------------    ------------     ------------     ------------
   Net realized and unrealized loss on investments..       (18,187,543)     (5,875,867)      (1,812,995)      (2,102,445)
                                                          ------------    ------------     ------------     ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS.....................................      $(17,945,511)   $ (5,816,467)    $ (1,824,299)    $ (2,111,298)
                                                          ============    ============     ============     ============
     +Net of foreign witholding taxes of............      $       (309)   $       (498)    $         --     $       (202)
                                                          ============    ============     ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 29

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 ROBECO BOSTON PARTNERS                ROBECO BOSTON PARTNERS
                                                                 SMALL CAP VALUE FUND II               LONG/SHORT EQUITY FUND
                                                            ----------------------------------   ----------------------------------
                                                              FOR THE SIX          FOR THE          FOR THE SIX        FOR THE
                                                              MONTHS ENDED        YEAR ENDED        MONTHS ENDED      YEAR ENDED
                                                            FEBRUARY 28, 2009  AUGUST 31, 2008   FEBRUARY 28, 2009  AUGUST 31, 2008
                                                            -----------------  ---------------   -----------------  ---------------
                                                               (UNAUDITED)                        (UNAUDITED)

FROM OPERATIONS:
   Net investment income/(loss)........................       $    477,967      $    510,903       $   (301,232)     $(1,406,344)
   Net realized gain/(loss) from investments...........        (28,155,571)        7,738,669         (6,885,866)       7,116,485
   Net change in unrealized appreciation/(depreciation)
     from investments..................................        (21,844,331)      (30,099,681         (5,266,771)      (6,247,351)
                                                              ------------      ------------       ------------      -----------
   Net decrease in net assets resulting from operations        (49,521,935)      (21,850,109)       (12,453,869)        (537,210)
                                                              ------------      ------------       ------------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class..............................           (546,776)               --                 --               --
      Investor Class...................................           (701,664)               --                 --               --
   Net realized capital gains
      Institutional Class..............................           (141,171)      (30,253,296)        (3,859,742)      (7,243,467)
      Investor Class...................................           (222,896)      (41,264,087)        (1,041,399)      (1,286,875)
                                                              ------------      ------------       ------------      -----------
Net decrease in net assets from dividends and distributions
to shareholders........................................         (1,612,507)      (71,517,383)        (4,901,141)      (8,530,342)
                                                              ------------      ------------       ------------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Increase/(decrease) in net assets from share transactions
      Institutional Class..............................        (18,989,872)        2,011,748         (5,865,620)     (29,635,308)
      Investor Class...................................         (8,526,029)      (35,505,940)          (201,157)      (5,581,036)
                                                              ------------      ------------       ------------      -----------
Net decrease in net assets from capital share transactions     (27,515,901)      (33,494,192)        (6,066,777)     (35,216,344)
                                                              ------------      ------------       ------------      -----------
Total decrease in net assets...........................        (78,650,343)     (126,861,684)       (23,421,787)     (44,283,896)
NET ASSETS
   Beginning of period.................................        122,021,615       248,883,299         44,150,225       88,434,121
                                                              ------------      ------------       ------------      -----------
   End of period.......................................       $ 43,371,272      $122,021,615       $ 20,728,438      $44,150,225
                                                              ============      ============       ============      ===========
Undistributed net investment income/(loss), end of period     $   (246,985)     $    523,488       $   (301,232)     $        --
                                                              ============      ============       ============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 ROBECO BOSTON PARTNERS                ROBECO BOSTON PARTNERS
                                                                   MID CAP VALUE FUND                    ALL CAP VALUE FUND
                                                            ----------------------------------   ----------------------------------
                                                              FOR THE SIX          FOR THE          FOR THE SIX        FOR THE
                                                              MONTHS ENDED        YEAR ENDED        MONTHS ENDED      YEAR ENDED
                                                            FEBRUARY 28, 2009  AUGUST 31, 2008   FEBRUARY 28, 2009  AUGUST 31, 2008
                                                            -----------------  ---------------   -----------------  ---------------
                                                               (UNAUDITED)                        (UNAUDITED)

FROM OPERATIONS:
   Net investment income...............................       $    302,035      $    357,500       $    473,060      $   531,890
   Net realized gain/(loss) from investments...........         (5,380,724)         (392,105)        (1,601,904)         590,704
   Net change in unrealized appreciation/(depreciation)
     from investments..................................        (15,733,232)       (3,105,700)       (17,789,867)      (2,882,310)
                                                              ------------      ------------       ------------      -----------
   Net decrease in net assets resulting from operations        (20,811,921)       (3,140,305)       (18,918,711)      (1,759,716)
                                                              ------------      ------------       ------------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class..............................           (341,607)         (195,014)          (456,683)        (156,892)
      Investor Class...................................           (110,208)          (46,318)           (17,485)         (24,174)
   Net realized capital gains
      Institutional Class..............................             (1,154)       (4,230,671)          (335,000)      (1,351,923)
      Investor Class...................................               (496)       (1,659,111)           (18,253)        (300,869)
                                                              ------------      ------------       ------------      -----------
Net decrease in net assets from dividends and distributions
to shareholders........................................           (453,465)       (6,131,114)          (827,421)      (1,833,858)
                                                              ------------      ------------       ------------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Increase/(decrease) in net assets from share transactions
      Institutional Class..............................          1,423,012         6,019,308          1,581,254       41,104,037
      Investor Class...................................         (2,320,932)        7,009,344            356,820         (238,701)
                                                              ------------      ------------       ------------      -----------
Net increase/(decrease) in net assets from capital share
transactions...........................................           (897,920)       13,028,652          1,938,074       40,865,336
                                                              ------------      ------------       ------------      -----------
Total increase/(decrease) in net assets................        (22,163,306)        3,757,233        (17,808,058)      37,271,762
NET ASSETS
   Beginning of period.................................         52,257,265        48,500,032         55,013,153       17,741,391
                                                              ------------      ------------       ------------      -----------
   End of period.......................................       $ 30,093,959      $ 52,257,265       $ 37,205,095      $55,013,153
                                                              ============      ============       ============      ===========
Undistributed net investment income/(loss), end of period     $     61,186      $    210,966       $    453,778      $   454,886
                                                              ============      ============       ============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 31

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         ROBECO                               ROBECO WPG
                                                                WPG SMALL CAP VALUE FUND              130/30 LARGE CAP CORE FUND
                                                            ----------------------------------   ----------------------------------
                                                              FOR THE SIX          FOR THE          FOR THE SIX        FOR THE
                                                              MONTHS ENDED        YEAR ENDED        MONTHS ENDED      YEAR ENDED
                                                            FEBRUARY 28, 2009  AUGUST 31, 2008   FEBRUARY 28, 2009  AUGUST 31, 2008
                                                            -----------------  ---------------   -----------------  ---------------
                                                               (UNAUDITED)                        (UNAUDITED)

FROM OPERATIONS:
   Net investment income...............................       $    242,032      $     50,718       $     59,400      $    42,342
   Net realized gain/(loss) from investments...........         (9,624,603)       (4,964,281)        (3,041,358)         936,792
   Net change in unrealized appreciation/(depreciation)
     from investments..................................         (8,562,940)       (3,287,345)        (2,834,509)      (3,745,343)
                                                              ------------      ------------       ------------      -----------
   Net decrease in net assets resulting from operations        (17,945,511)       (8,200,908)        (5,816,467)      (2,766,209)
                                                              ------------      ------------       ------------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class..............................            (50,712)          (43,780)           (45,594)              --
   Net realized capital gains
      Institutional Class..............................            (38,110)       (7,781,157)                --       (4,297,083)
                                                              ------------      ------------       ------------      -----------
Net decrease in net assets from dividends and
distributions to shareholders..........................            (88,822)       (7,824,937)           (45,594)      (4,297,083)
                                                              ------------      ------------       ------------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Increase/(decrease) in net assets from share transactions
      Institutional Class..............................         (3,160,454)        5,197,063           (536,873)       1,935,236
                                                              ------------      ------------       ------------      -----------
Net increase/(decrease) in net assets from capital
share transactions.....................................         (3,160,454)        5,197,063           (536,873)       1,935,236
                                                              ------------      ------------       ------------      -----------
Total decrease in net assets...........................        (21,194,787)      (10,828,782)        (6,398,934)      (5,128,056)
NET ASSETS
   Beginning of period.................................         43,133,201        53,961,983         13,501,770       18,629,826
                                                              ------------      ------------       ------------      -----------
   End of period.......................................       $ 21,938,414      $ 43,133,201       $  7,102,836      $13,501,770
                                                              ============      ============       ============      ===========
Undistributed net investment income/(loss), end of period     $    242,038      $     50,718       $     59,396      $    45,590
                                                              ============      ============       ============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                           SAM                                   SAM
                                                                SUSTAINABLE CLIMATE FUND                SUSTAINABLE WATER FUND
                                                            ----------------------------------   ----------------------------------
                                                              FOR THE SIX          FOR THE          FOR THE SIX        FOR THE
                                                              MONTHS ENDED        YEAR ENDED        MONTHS ENDED      YEAR ENDED
                                                            FEBRUARY 28, 2009  AUGUST 31, 2008   FEBRUARY 28, 2009  AUGUST 31, 2008
                                                            -----------------  ---------------   -----------------  ---------------
                                                               (UNAUDITED)                        (UNAUDITED)

FROM OPERATIONS:
   Net investment income/(loss)........................       $    (11,304)     $      9,164       $     (8,853)     $    16,860
   Net realized loss from investments..................         (1,320,600)         (197,558)          (562,266)         (68,933)
   Net change in unrealized appreciation/(depreciation)
     from investments..................................           (492,395)         (494,346)        (1,540,179)        (492,951)
                                                              ------------      ------------       ------------      -----------
   Net decrease in net assets resulting from operations         (1,824,299)         (682,740)        (2,111,298)        (545,024)
                                                              ------------      ------------       ------------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class..............................            (22,232)               --            (28,831)              --
      Investor Class...................................             (1,465)               --             (2,732)              --
                                                              ------------      ------------       ------------      -----------
Net decrease in net assets from dividends and distributions
to shareholders........................................            (23,697)               --            (31,563)              --
                                                              ------------      ------------       ------------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Increase/(decrease) in net assets from share transactions
      Institutional Class..............................            232,140         4,047,578            469,000        4,584,775
      Investor Class...................................             18,876           312,072             82,620          453,889
                                                              ------------      ------------       ------------      -----------
Net increase in net assets from capital share transactions         251,016         4,359,650            551,620        5,038,664
                                                              ------------      ------------       ------------      -----------
Total increase/(decrease) in net assets................         (1,596,980)        3,676,910         (1,591,241)       4,493,640
NET ASSETS
   Beginning of period.................................          3,676,910                --          4,493,640               --
                                                              ------------      ------------       ------------      -----------
   End of period.......................................       $  2,079,930      $  3,676,910       $  2,902,399      $ 4,493,640
                                                              ============      ============       ============      ===========
Undistributed net investment income/(loss), end of period     $    (11,849)     $     23,152       $    (11,220)     $    29,196
                                                              ============      ============       ============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2009 | 33

ROBECO INVESTMENT FUNDS FEBRUARY 28, 2009                            (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------


                                                             ROBECO BOSTON PARTNERS           ROBECO BOSTON PARTNERS
                                                             LONG/SHORT EQUITY FUND       WPG 130/30 LARGE CAP CORE FUND
                                                             ----------------------       ------------------------------
                                                                   FOR THE SIX                       FOR THE SIX
                                                                  MONTHS ENDED                      MONTHS ENDED
                                                                FEBRUARY 28, 2009                 FEBRUARY 28, 2009
                                                                -----------------                 -----------------
                                                                   (UNAUDITED)                        (UNAUDITED)
                                                                -----------------                 -----------------
CASH FLOWS PROVIDED FROM (USED IN) OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations..........     $(12,453,869)                     $(5,816,467)

Adjustments to reconcile net decrease in net assets
   resulting from operations to net cash provided by
   (used in) operating activities
Purchases of long-term portfolio investments..................      (25,655,658)                      (7,092,706)
Proceeds from disposition of long-term portfolio investments..       30,080,118                        7,787,057
Net sales/(purchases) of short-term portfolio investments.....        6,587,468                       (1,439,411)
Net proceeds from short sales.................................       (3,873,371)                        (207,801)
Net realized loss on investments..............................        6,885,866                        3,041,358
Net unrealized depreciation on investments....................        5,266,771                        2,834,509
Decrease in deposits with brokers for securities sold short...       10,501,023                               --
Increase in receivable for securities sold....................         (586,053)                        (614,802)
Decerease in payable to adviser...............................          (56,169)                          24,866
Decrease in dividend and interest receivable..................           14,622                              407
Increase in payable for investments purchased.................          106,488                          553,256
Decrease in accrued expenses .................................          (42,230)                          13,763
                                                                   ------------                      -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES.....................       16,775,006                         (915,971)
                                                                   ------------                      -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
(Decrease)/Increase in payable to Prime Broker................       (6,213,823)                         258,191
Net payment for fund share activity...........................      (10,908,028)                        (574,111)
Dividends paid................................................          (59,524)                         (10,583)
                                                                   ------------                      -----------
NET CASH USED IN FINANCING ACTIVITIES.........................      (17,181,375)                        (326,503)
                                                                   ------------                      -----------
NET DECREASE IN CASH..........................................         (406,369)                      (1,242,474)
CASH AT BEGINNING OF YEAR.....................................               --                        1,242,474
                                                                   ------------                      -----------
CASH AT THE END OF YEAR ......................................         (406,369)                              --
                                                                   ============                      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | SEMI-ANNUAL REPORT 2009

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------






                               NET                                                    DIVIDENDS TO   DISTRIBUTIONS TO
                              ASSET                      NET REALIZED       TOTAL     SHAREHOLDERS     SHAREHOLDERS
                             VALUE,         NET         AND UNREALIZED      FROM        FROM NET         FROM NET
                            BEGINNING   INVESTMENT      GAIN/(LOSS) ON   INVESTMENT    INVESTMENT        REALIZED         TOTAL
                            OF PERIOD  INCOME/(LOSS)      INVESTMENTS    OPERATIONS      INCOME            GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $11.87        $ 0.06*           $(5.50)       $(5.44)        $(0.18)         $(0.05)         $(0.23)
  8/31/08                     21.47          0.07*            (1.97)        (1.90)            --           (7.70)          (7.70)
  8/31/07                     22.82         (0.01)*            2.41          2.40          (0.09)          (3.67)          (3.76)
  8/31/06                     24.75         (0.08)*            1.57          1.49             --           (3.42)          (3.42)
  8/31/05                     22.80         (0.10)             5.07          4.97             --           (3.03)          (3.03)
  8/31/04                     20.19         (0.12)*            2.92          2.80             --           (0.20)          (0.20)

  INVESTOR CLASS
  9/1/08 through 2/28/09+    $11.43        $ 0.05*           $(5.31)       $(5.26)        $(0.14)         $(0.05)         $(0.19)
  8/31/08                     21.02          0.03*            (1.92)        (1.89)            --           (7.70)          (7.70)
  8/31/07                     22.40         (0.07)*            2.37          2.30          (0.02)          (3.67)          (3.69)
  8/31/06                     24.35         (0.13)*            1.54          1.41             --           (3.36)          (3.36)
  8/31/05                     22.53         (0.17)             5.01          4.84             --           (3.03)          (3.03)
  8/31/04                     20.00         (0.18)*            2.90          2.72             --           (0.20)          (0.20)

------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $15.47        $(0.12)*          $(4.36)       $(4.48)        $   --          $(2.48)         $(2.48)
  8/31/08                     17.23         (0.36)*            0.50          0.14             --           (1.90)          (1.90)
  8/31/07                     18.57         (0.21)*            0.73          0.52             --           (1.86)          (1.86)
  8/31/06                     17.89         (0.26)*            2.40          2.14             --           (1.47)          (1.47)
  8/31/05                     14.70         (0.25)             3.43          3.18             --              --               --
  8/31/04                     14.31         (0.32)*            0.69          0.37             --              --               --

  INVESTOR CLASS
  9/1/08 through 2/28/09+    $15.17        $(0.13)*          $(4.28)       $(4.41)        $   --          $(2.48)         $(2.48)
  8/31/08                     16.97         (0.39)*            0.49          0.10             --           (1.90)          (1.90)
  8/31/07                     18.36         (0.26)*            0.73          0.47             --           (1.86)          (1.86)
  8/31/06                     17.74         (0.30)*            2.38          2.08             --           (1.47)          (1.47)
  8/31/05                     14.62         (0.28)             3.39          3.11             --              --              --
  8/31/04                     14.27         (0.36)*            0.69          0.33             --              --              --

------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $ 9.35        $ 0.06*           $(3.76)       $(3.70)        $(0.09)         $   --(3)       $(0.09)
  8/31/07                     13.05          0.05*             2.44          2.49          (0.03)          (4.06)          (4.09)
  8/31/06                     14.02          0.04*             0.86          0.90          (0.02)          (1.85)          (1.87)
  8/31/05                     13.16           --(3)            3.22          3.22          (0.01)          (2.35)          (2.36)
  8/31/04                     11.57          0.01*             1.65          1.66          (0.07)             --           (0.07)

  INVESTOR CLASS
  9/1/08 through 2/28/09+    $ 9.08        $ 0.05*           $(3.65)       $(3.60)        $(0.07)         $   --(3)       $(0.07)
  8/31/08                     11.16          0.06*            (0.74)        (0.68)         (0.04)          (1.36)          (1.40)
  8/31/07                     12.81          0.02*             2.39          2.41             --           (4.06)          (4.06)
  8/31/06                     13.80         (0.01)(2)*         0.87          0.86             --           (1.85)          (1.85)
  8/31/05                     13.02            --(3)           3.13          3.13             --           (2.35)          (2.35)
  8/31/04                     11.43         (0.02)*            1.65          1.63          (0.04)             --           (0.04)







                                                                                    RATIO OF
                                                NET                     NET       EXPENSES TO
                                               ASSET                   ASSETS,    AVERAGE NET
                                               VALUE       TOTAL       END OF      ASSETS WITH
                               REDEMTPION      END OF   INVESTMENT     PERIOD      WAIVERS AND
                                  FEES         PERIOD   RETURN(1,2)    (000)     REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+       $    --(3)    $ 6.20     (46.20)%    $ 15,779        1.30%(4)
  8/31/08                            --(3)     11.87     (10.15)       56,652        1.39
  8/31/07                          0.01        21.47      10.53        94,337        1.55
  8/31/06                            --(3)     22.82       6.39       114,153        1.52
  8/31/05                          0.01        24.75      22.65       138,143        1.53
  8/31/04                          0.01        22.80      13.96       133,060        1.49

  INVESTOR CLASS
  9/1/08 through 2/28/09+       $    --       $ 5.98     (46.30)%    $ 27,592        1.55%(4)
  8/31/08                            --        11.43     (10.40)       65,370        1.64
  8/31/07                          0.01        21.02      10.26       154,546        1.80
  8/31/06                            --(3)     22.40       6.12       230,362        1.77
  8/31/05                          0.01        24.35      22.32       274,648        1.78
  8/31/04                          0.01        22.53      13.69       327,569        1.74

-------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+       $    --       $ 8.51     (29.75)%    $ 16,476        3.73%(4)
  8/31/08                            --(3)     15.47       1.12        36,423        3.98
  8/31/07                            --(3)     17.23       2.61        73,770        3.44
  8/31/06                          0.01        18.57      12.93        90,313        3.24
  8/31/05                          0.01        17.89      21.70        99,748        3.13
  8/31/04                          0.02        14.70       2.73        58,293        3.02

  INVESTOR CLASS
  9/1/08 through 2/28/09+       $    --       $ 8.28     (29.90)%    $  4,253        3.98%(4)
  8/31/08                            --(3)     15.17       0.88         7,728        4.23
  8/31/07                            --(3)     16.97       2.35        14,664        3.69
  8/31/06                          0.01        18.36      12.69        20,706        3.48
  8/31/05                          0.01        17.74      21.34        24,716        3.37
  8/31/04                          0.02        14.62       2.45        14,322        3.27

-------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+       $    --       $ 5.56     (39.67)%    $ 22,106        1.00%(4)
  8/31/07                            --        11.45      21.32        35,722        1.00
  8/31/06                            --        13.05       6.82        27,538        1.00
  8/31/05                            --        14.02      25.97        54,187        1.00
  8/31/04                            --        13.16      14.39        42,240        1.00

  INVESTOR CLASS
  9/1/08 through 2/28/09+       $    --       $ 5.41     (39.75)%    $  7,988        1.25%(4)
  8/31/08                            --         9.08      (6.62)       17,202        1.25
  8/31/07                            --        11.16      21.02        12,778        1.25
  8/31/06                            --        12.81       6.59         5,334        1.25
  8/31/05                            --        13.80      25.47         4,462        1.25
  8/31/04                            --        13.02      14.08         2,819        1.25




                                    RATIO OF
                                   EXPENSES TO                      RATIO OF NET
                                   AVERAGE NET                       INVESTMENT
                                   ASSETS WITH         RATIO OF     INCOME (LOSS)
                                   WAIVERS AND       EXPENSES TO     TO AVERAGE
                                 REIMBURSEMENTS      AVERAGE NET     NET ASSETS
                                   (EXCLUDING      ASSETS WITHOUT   WITH WAIVERS    PORTFOLIO
                                  DIVIDEND AND       WAIVERS AND         AND        TURNOVER
                               INTEREST EXPENSES)  REIMBURSEMENTS  REIMBURSEMENTS     RATE
---------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+              --%              1.72%(4)        1.51%(4)      37%
  8/31/08                              --               1.54            0.47          54
  8/31/07                              --               1.56           (0.09)         46
  8/31/06                              --               1.53           (0.34)         34
  8/31/05                              --               1.54           (0.42)         38
  8/31/04                              --               1.49           (0.53)         47

  INVESTOR CLASS
  9/1/08 through 2/28/09+              --%              1.97%(4)        1.23%(4)      37%
  8/31/08                              --               1.79            0.19          54
  8/31/07                              --               1.81           (0.32)         46
  8/31/06                              --               1.78           (0.58)         34
  8/31/05                              --               1.79           (0.64)         38
  8/31/04                              --               1.74           (0.77)         47

---------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+            2.50%(4)           4.65%(4)       (2.09)%(4)     84%
  8/31/08                            2.50               4.36           (2.27)        124
  8/31/07                            2.50               3.60           (1.17)         93
  8/31/06                            2.50               3.40           (1.51)        109
  8/31/05                            2.50               3.30           (1.82)        107
  8/31/04                            2.50               3.20           (2.26)        239

  INVESTOR CLASS
  9/1/08 through 2/28/09+            2.75%(4)           4.90%(4)       (2.32)%(4)     84%
  8/31/08                            2.75               4.61           (2.51)        124
  8/31/07                            2.75               3.85           (1.42)         93
  8/31/06                            2.75               3.65           (1.77)        109
  8/31/05                            2.75               3.55           (2.07)        107
  8/31/04                            2.75               3.45           (2.50)        239

---------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+              --%              1.65%(4)        1.71%(4)      31%
  8/31/07                              --               1.48            0.38          89
  8/31/06                              --               1.38            0.28          97
  8/31/05                              --               1.31            0.03          74
  8/31/04                              --               1.26            0.07          67

  INVESTOR CLASS
  9/1/08 through 2/28/09+              --%              1.90%(4)        1.46%(4)      31%
  8/31/08                              --               1.73            0.55          64
  8/31/07                              --               1.73            0.14          89
  8/31/06                              --               1.70           (0.04)         97
  8/31/05                              --               1.56           (0.22)         74
  8/31/04                              --               1.51           (0.18)         67

-------
 +  Unaudited
 *  Calculated based on average shares outstanding for the period.
(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period.
(2) Redemption fees are reflected in total return calculations.
(3) Amount is less than $0.01 per share.
(4) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 AND 37 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------






                               NET                                                    DIVIDENDS TO   DISTRIBUTIONS TO
                              ASSET                      NET REALIZED       TOTAL     SHAREHOLDERS     SHAREHOLDERS
                             VALUE,         NET         AND UNREALIZED      FROM        FROM NET         FROM NET
                            BEGINNING   INVESTMENT      GAIN/(LOSS) ON   INVESTMENT    INVESTMENT        REALIZED         TOTAL
                            OF PERIOD  INCOME/(LOSS)      INVESTMENTS    OPERATIONS      INCOME            GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $13.61        $ 0.12*           $(4.83)       $(4.71)        $(0.12)         $(0.09)         $(0.21)
  8/31/08                     16.47          0.23*            (1.54)        (1.31)         (0.16)          (1.39)          (1.55)
  8/31/07                     15.69          0.16*             2.05          2.21          (0.13)          (1.30)          (1.43)
  8/31/06                     15.54          0.15*             1.03          1.18          (0.08)          (0.95)          (1.03)
  8/31/05                     13.29          0.07              2.83          2.90          (0.05)          (0.60)          (0.65)
  8/31/04                     10.82          0.06              2.48          2.54          (0.07)             --           (0.07)

  INVESTOR CLASS
  9/1/08 through 2/28/09+    $13.56        $ 0.10*           $(4.83)       $(4.73)        $(0.08)         $(0.09)         $(0.17)
  8/31/08                     16.41          0.16*            (1.51)        (1.35)         (0.11)          (1.39)          (1.50)
  8/31/07                     15.63          0.11*             2.06          2.17          (0.09)          (1.30)          (1.39)
  8/31/06                     15.49          0.11*             1.03          1.14          (0.05)          (0.95)          (1.00)
  8/31/05                     13.26          0.03              2.83          2.86          (0.03)          (0.60)          (0.63)
  8/31/04                     10.80          0.02              2.48          2.50          (0.04)             --           (0.04)

------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND
-------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $12.18        $ 0.07*           $(5.32)       $(5.25)        $(0.01)         $(0.01)         $(0.02)
  8/31/08                     17.05          0.05             (2.46)        (2.41)         (0.01)          (2.45)          (2.46)
  8/31/07                     16.54          0.01              2.31          2.32             --           (1.81)          (1.81)
  8/31/06                     17.42            --(2)           1.10          1.10             --           (1.98)          (1.98)
  8/31/053                    17.55         (0.04)            (0.09)        (0.13)            --              --              --
  12/31/04                    16.34            --(2)           3.11          3.11             --           (1.90)          (1.90)
  12/31/03                    11.24            --(2)           5.10          5.10             --              --              --

------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND+
--------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $14.97        $ 0.07*           $(6.62)       $(6.55)        $(0.05)         $   --          $(0.05)
  8/31/08                     23.42          0.04*            (2.93)        (2.89)            --           (5.56)          (5.56)
  8/31/07                     22.27         (0.04)             3.40          3.36             --           (2.21)          (2.21)
  8/31/06                     23.36         (0.01)             1.42          1.41             --           (2.50)          (2.50)
  8/31/053                    23.10         (0.07)             0.33          0.26             --              --              --
  12/31/04                    25.27            --(2)           0.93          0.93             --           (3.10)          (3.10)
  12/31/03                    19.16            --(2)           6.11          6.11             --              --              --







                                                                                   RATIO OF
                                               NET                     NET       EXPENSES TO
                                              ASSET                   ASSETS,    AVERAGE NET
                                              VALUE       TOTAL       END OF      ASSETS WITH
                               REDEMTPION     END OF   INVESTMENT     PERIOD      WAIVERS AND
                                  FEES        PERIOD   RETURN(1,2)    (000)     REIMBURSEMENTS
----------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+      $    --       $ 8.69     (34.88)%    $ 34,886        0.95%(4)
  8/31/08                           --        13.61      (8.55)       51,850        0.95
  8/31/07                           --        16.47      14.38        13,720        0.95
  8/31/06                           --        15.69       7.95         9,374        1.09
  8/31/05                           --        15.54      22.33         7,315        1.25
  8/31/04                           --        13.29      23.50         5,177        1.25

  INVESTOR CLASS
  9/1/08 through 2/28/09+      $    --       $ 8.66      (35.08)%   $  2,319        1.20%(4)
  8/31/08                           --        13.56      (8.82)        3,164        1.20
  8/31/07                           --        16.41      14.16         4,021        1.20
  8/31/06                           --        15.63       7.72         3,739        1.34
  8/31/05                           --        15.49      22.06         2,840        1.50
  8/31/04                           --        13.26      23.13           649        1.50

-------------------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND
-------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+      $    --       $ 6.91     (43.08)%    $ 21,938        1.69%(4)
  8/31/08                           --        12.18     (15.12)       43,133        1.61
  8/31/07                           --        17.05      14.28        53,962        1.47
  8/31/06                           --        16.54       7.16        48,607        1.43
  8/31/053                          --        17.42      (0.74)       52,368        1.57(4)
  12/31/04                          --        17.55      19.35        57,787        1.55
  12/31/03                          --        16.34      45.37        58,282        1.68

-------------------------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND+
--------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+      $    --       $ 8.37     (43.80)%    $  7,103        2.37%
  8/31/08                           --(2)     14.97     (15.84)       13,502        1.96
  8/31/07                           --        23.42      15.74        18,630        1.40
  8/31/06                           --        22.27       6.10        18,935        1.40
  8/31/053                          --        23.36       1.13        20,626        1.40(4)
  12/31/04                          --        23.10       3.82        26,222        1.40
  12/31/03                          --        25.27      31.89        52,355        1.44




                                 RATIO OF
                                EXPENSES TO                      RATIO OF NET
                                AVERAGE NET                       INVESTMENT
                                ASSETS WITH         RATIO OF     INCOME (LOSS)
                                WAIVERS AND       EXPENSES TO     TO AVERAGE
                              REIMBURSEMENTS      AVERAGE NET     NET ASSETS
                                (EXCLUDING      ASSETS WITHOUT   WITH WAIVERS    PORTFOLIO
                               DIVIDEND AND       WAIVERS AND         AND        TURNOVER
                            INTEREST EXPENSES)  REIMBURSEMENTS  REIMBURSEMENTS     RATE
-------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+           --%              1.47%(4)        2.23%(4)      38%
  8/31/08                           --               1.70            1.59          44
  8/31/07                           --               2.24            0.92          45
  8/31/06                           --               2.93            0.94          51
  8/31/05                           --               3.90            0.53          29
  8/31/04                           --               5.82            0.51          27

  INVESTOR CLASS
  9/1/08 through 2/28/09+           --%              1.72%(4)        1.97%(4)      38%
  8/31/08                           --               1.95            1.10          44
  8/31/07                           --               2.49            0.67          45
  8/31/06                           --               3.19            0.69          51
  8/31/05                           --               4.04            0.20          29
  8/31/04                           --               5.84            0.14          27

-----------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND
-------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+           --%              2.01%(4)        1.65%(4)      60%
  8/31/08                           --               1.65            0.11         131
  8/31/07                           --               1.47            0.09         138
  8/31/06                           --               1.43            0.02         139
  8/31/053                          --               1.57(4)        (0.35)(4)     136
  12/31/04                          --               1.55           (0.55)        159
  12/31/03                          --               1.68            0.83         228

-----------------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND+
--------------------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+         1.40%(4)           5.07%(4)        1.26%(4)      56%
  8/31/08                         1.40               3.43            0.26         164
  8/31/07                         1.40               1.99           (0.17)         94
  8/31/06                         1.40               1.79           (0.06)         94
  8/31/053                        1.40               2.08(4)        (0.42)(4)     100
  12/31/04                        1.40               1.50           (0.06)        139
  12/31/03                        1.44               1.44           (0.52)        127

----------
+   Unaudited
*   Calculated based on average shares outstanding.
(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period.
(2) Amount is less than $0.01.
(3) For the period January 1, 2005 through August 31, 2005.
(4) Annualized.
(5) Redemption fees are reflected in total return calculations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 AND 39 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------






                               NET                                                    DIVIDENDS TO
                              ASSET                      NET REALIZED       TOTAL     SHAREHOLDERS
                             VALUE,         NET         AND UNREALIZED      FROM        FROM NET
                            BEGINNING   INVESTMENT      GAIN/(LOSS) ON   INVESTMENT    INVESTMENT        TOTAL        REDEMTPION
                            OF PERIOD  INCOME/(LOSS)      INVESTMENTS    OPERATIONS      INCOME      DISTRIBUTIONS       FEES
------------------------------------------------------------------------------------------------------------------------------------
SAM SUSTAINABLE CLIMATE FUND
----------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $ 8.36        $(0.02)*          $(4.06)       $(4.08)        $(0.05)         $(0.05)         $   --
  10/1/07** through 8/31/08   10.00          0.02*            (1.66)        (1.64)            --              --              --(4)

  INVESTOR CLASS
  9/1/08 through 2/28/09+    $ 8.36        $(0.03)*          $(4.06)       $(4.09)        $(0.04)         $(0.04)         $   --
  10/1/07** through 8/31/08   10.00          0.02*            (1.66)        (1.64)            --              --              --(4)

------------------------------------------------------------------------------------------------------------------------------------
SAM SUSTAINABLE WATER FUND
--------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+    $ 8.78        $(0.02)*          $(3.89)       $(3.91)        $(0.06)         $(0.06)         $   --
  10/1/07** through 8/31/08   10.00          0.04*            (1.26)        (1.22)            --              --              --

  INVESTOR CLASS
  9/1/08 through 2/28/09+    $ 8.78        $(0.02)*          $(3.90)       $(3.92)        $(0.05)         $(0.05)         $   --
  10/1/07** through 8/31/08   10.00          0.04*            (1.26)        (1.22)            --              --              --







                                                                        RATIO OF
                                   NET                      NET       EXPENSES TO
                                  ASSET                    ASSETS,    AVERAGE NET
                                  VALUE         TOTAL      END OF      ASSETS WITH
                                  END OF     INVESTMENT    PERIOD      WAIVERS AND
                                  PERIOD     RETURN(1,2)   (000)     REIMBURSEMENTS
-------------------------------------------------------------------------------------
SAM SUSTAINABLE CLIMATE FUND
----------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+        $  4.23       (48.83)%    $ 1,918        1.50%(3)
  10/1/07** through 8/31/08         8.36       (16.40)       3,390        1.50(3)

  INVESTOR CLASS
  9/1/08 through 2/28/09+        $  4.23       (48.96)%    $   162        1.75%(3)
  10/1/07** through 8/31/08         8.36       (16.40)         287        1.75(3)

-------------------------------------------------------------------------------------
SAM SUSTAINABLE WATER FUND
--------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+        $  4.81       (44.59)%    $ 2,613        1.50%(3)
  10/1/07** through 8/31/08         8.78       (12.20)       4,071        1.50(3)

  INVESTOR CLASS
  9/1/08 through 2/28/09+        $  4.81       (44.72)%    $   289        1.75%(3)
  10/1/07** through 8/31/08         8.78       (12.20)         423        1.75(3)




                                               RATIO OF NET
                                               INVESTMENT
                                 RATIO OF     INCOME (LOSS)
                               EXPENSES TO     TO AVERAGE
                               AVERAGE NET     NET ASSETS
                             ASSETS WITHOUT   WITH WAIVERS    PORTFOLIO
                               WAIVERS AND         AND        TURNOVER
                             REIMBURSEMENTS  REIMBURSEMENTS     RATE
-----------------------------------------------------------------------
SAM SUSTAINABLE CLIMATE FUND
----------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+        14.48%(3)      (0.94)%(3)       83%
  10/1/07** through 8/31/08       9.18(3)        0.16(3)         34

  INVESTOR CLASS
  9/1/08 through 2/28/09+        14.73%(3)      (1.18)%(3)       83%
  10/1/07** through 8/31/08       8.93(3)       (0.09)(3)        34

-----------------------------------------------------------------------
SAM SUSTAINABLE WATER FUND
--------------------------
  INSTITUTIONAL CLASS
  9/1/08 through 2/28/09+        11.95%(3)      (0.53)%(3)       32%
  10/1/07** through 8/31/08       8.89(3)        0.42(3)         40

  INVESTOR CLASS
  9/1/08 through 2/28/09+        12.20%(3)      (0.78)%(3)       32%
  10/1/07** through 8/31/08       8.64(3)        0.17(3)         40

----------
 +  Unaudited
 *  Calculated based on average shares outstanding for the period.
**  Commencement of operations.
(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return for periods less than one year has not been annualized.
(2) Redemption fees are reflected in total return calculations.
(3) Annualized.
(4) Amount is less than $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 AND 41 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series trust," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund") (collectively "BP Funds"), Robeco WPG Small Cap Value Fund ("WPG Small Cap Value Fund"), Robeco WPG 130/30 Large Cap Core Fund ("WPG 130/30 Large Cap Core Fund"), (collectively "WPG Funds"), the SAM Sustainable Climate Fund and SAM Sustainable Water Fund (collectively "SAM Funds") (each a "Fund," collectively the "Funds"). As of February 28, 2009, the BP Funds, SAM Funds and the WPG 130/30 Large Cap Core Fund each offer two classes of shares, Institutional Class and Investor Class.
The WPG Small Cap Value Fund is a single class fund offering only the Institutional Class of shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     Portfolio Valuation -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     o   Level 1 - quoted prices in active markets for identical securities

     o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used to value the Funds' net assets as of February 28, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                         LEVEL 1 -          LEVEL 2 -              LEVEL 3 -
                                          QUOTED           SIGNIFICANT            SIGNIFICANT
                                          PRICES        OBSERVABLE INPUTS     UNOBSERVABLE INPUTS        TOTAL
                                        -----------     -----------------     -------------------     -----------
 ASSETS:
 ------------
 INVESTMENTS IN SECURITIES (MARKET VALUE)
 ----------------------------------------
   BP Small Cap Value Fund II           $43,626,718          $     --               $      --         $43,626,718
   BP Long/Short Equity Fund             22,114,400                --                      --          22,114,400
   BP Mid Cap Value Fund                 30,026,487                --                      --          30,026,487
   BP All-Cap Value Fund                 36,528,132           717,775                 338,407          37,584,314
   WPG Small Cap Value Fund              21,671,179                --                      --          21,671,179
   WPG 130/30 Large Cap Core Fund        10,746,693                --                      --          10,746,693
   SAM Sustainable Climate Fund           2,116,881                --                      --           2,116,881
   SAM Sustainable Water Fund             2,920,366                --                      --           2,920,366



                                         LEVEL 1 -          LEVEL 2 -              LEVEL 3 -
                                          QUOTED           SIGNIFICANT            SIGNIFICANT
                                          PRICES        OBSERVABLE INPUTS     UNOBSERVABLE INPUTS        TOTAL
                                        -----------     -----------------     -------------------     -----------
 LIABILITIES:
 ------------
 INVESTMENTS IN SECURITIES (MARKET VALUE)
 ------------------------------------------------------
   BP Long/Short Equity Fund            $(2,469,379)         $     --               $      --         $(2,469,379)
   BP All-Cap Value Fund                    (39,605)         (224,486)                     --            (264,091)
   WPG 130/30 Large Cap Core Fund        (2,201,693)               --                      --          (2,201,693)

   The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         BP ALL-CAP
 INVESTMENTS IN SECURITIES                               VALUE FUND
 ----------------------------                           -----------
 BALANCE AS OF AUGUST 31, 2008......................    $ 1,661,009
 Accrued discounts/premiums.........................          4,501
 Realized gain (loss)...............................             28
 Change in unrealized appreciation (depreciation)(1)     (1,253,019)
 Net purchases (sales)..............................       (409,197)
 Transfers in and/or out of Level 3(2)..............        335,085
                                                        -----------
 BALANCE AS OF FEBRUARY 28, 2009....................    $   338,407
                                                        ===========

 (1) Disclosed in the Statements of Operations under Net realized and unrealized gain (loss) on investments.

 (2) Transfers in or out of level 3 represents the ending value as of February 28, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

                                                    SEMI-ANNUAL REPORT 2009 | 43

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, a Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. As of February 28, 2009, the Funds did not hold any forward currency contracts.

     FUTURES -- The WPG Funds and the SAM Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Funds only enter into futures contracts that are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission. As of February 28, 2009, the Funds did not hold any futures contracts.

     OPTIONS WRITTEN -- The BP All-Cap Value Fund, the WPG Funds and the SAM Funds write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

44 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     Written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

     The BP All-Cap Value Fund had transactions in options written during the six-month period ended February 28, 2009 as follows:

                                                       NUMBER OF      PREMIUMS
                                                       CONTRACTS      RECEIVED
                                                       ---------      --------
Options outstanding at August 31, 2008                    585         $334,241
Options written                                           493          386,631
Options expired                                          (293)        (116,841)
Options exercised                                          --               --
                                                         ----         --------
Options outstanding at February 28, 2009                  785         $604,031
                                                         ====         ========

     SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP All-Cap Value Fund and the WPG 130/30 Large Cap Core Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     In accordance with the terms of its prime brokerage agreements, the BP Long/Short Equity Fund and WPG 130/30 Large Cap Core Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six-month period ended February 28, 2009, the BP Long/Short Equity Fund had net charges of $145,647 and the WPG 130/30 Large Cap Core Fund had net income of $10,928 on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

     As of February 28, 2009, the BP Long/Short Equity Fund had securities sold short valued at $2,469,379 for which securities of $6,474,908 and cash deposits of $1,271,846 were pledged as collateral. At such date, the WPG 130/30 Large Cap Core Fund had securities sold short valued at $2,201,693 for which securities of $6,852,199 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs (the Funds' prime broker), the BP Long/Short Equity Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the Libor rate plus a spread.

     The BP Long/Short Equity Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six-month period ended February 28, 2009:

                                AVERAGE DAILY     WEIGHTED AVERAGE
              DAYS UTILIZED       BORROWINGS        INTEREST RATE
              -------------     -------------     ----------------
                   178            $2,405,609            0.84%

     As of February 28, 2009, the Fund had borrowings of $1,396,474. Interest expense for the six-month period ended February 28, 2009 totaled $20,250.

                                                    SEMI-ANNUAL REPORT 2009 | 45

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     The WPG 130/30 Large Cap Core Fund utilized cash borrowings from Goldman Sachs in connection with its short sales transactions as follows during the six-month period ended February 28, 2009:

                                AVERAGE DAILY     WEIGHTED AVERAGE
              DAYS UTILIZED       BORROWINGS        INTEREST RATE
              -------------     -------------     ----------------
                   181            $1,206,546            0.50%

     As of February 28, 2009, the Fund had borrowings of $1,486,654. Interest on borrowings is charged to the Fund based on the LIBOR rate plus a spread.
Interest  expense for the  six-month  period  ended  February  28, 2009  totaled
$14,603.


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Robeco Investment Management, Inc. ("Robeco") provides investment advisory services to the BP Funds and the WPG Funds. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.80% of the BP Mid Cap Value Fund's average daily net assets and 0.80% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly.

     Until December 31, 2011, Robeco has contractually agreed to limit the BP Funds' total operating expenses to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on each Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary.

                                               INSTITUTIONAL     INVESTOR
                                               -------------     --------
BP Small Cap Value Fund II                         1.30%          1.55%
BP Long/Short Equity Fund                          2.50%*         2.75%*
BP Mid Cap Value Fund                              1.00%          1.25%
BP All-Cap Value Fund                              0.95%          1.20%

     * Excluding short sale dividend expense and interest expense.

     For its advisory services with respect to the WPG Funds, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:


     WPG Small Cap Value Fund           0.90% of net assets up to $300 million
                                        0.80% of net assets $300 million
                                           to $500 million
                                        0.75% of net assets in excess of
                                           $500 million

     WPG 130/30 Large Cap Core Fund     0.75% of net assets

     Until December 31, 2011, Robeco has contractually agreed to limit the WPG Funds' operating expenses to the extent such expenses exceed the ratios noted below, as a percentage of each Fund's average daily net assets. The WPG Small Cap Value Fund's expenses are capped at 1.70%, and WPG 130/30 Large Cap Core Fund expenses (excluding short sale dividend expense and interest expense) are capped at 1.40% for the Institutional Class and 1.65% for the Investor Class.

     Sustainable Asset Management USA, Inc. ("SAM") provides investment advisory services to the SAM Funds. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Groep. SAM is entitled to an advisory fee at the annual rate of 1.00% of each SAM Fund's average daily net assets, computed daily and payable monthly.

     Until December 31, 2011, SAM has contractually agreed to limit the SAM Funds' operating expenses to 1.50% for the Institutional Class and 1.75% for the Investor Class.

46 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.08% of each Fund's first $250 million of average daily net assets; 0.065% of each Fund's next $250 million of average daily net assets; 0.055% of each Fund's next $250 million of average daily net assets; 0.040% of each Fund's next $750 million of average daily net assets; and 0.03% of each Fund's average daily net assets in excess of $1.5 billion, with a minimum monthly fee of $5,417 for each Fund.

     Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

     In addition, PNC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agency services, PNC is entitled to receive a fee at the annual rate of $10 per account in the Fund, subject to a minimum monthly fee of $2,650 per class plus per account charges and out-of-pocket expenses.

     For providing custodial services, PFPC Trust Company, an affiliate of PNC, is entitled to receive a fee of 0.0075% of each Fund's average daily gross assets or a minimum monthly fee of $833 for each Fund.

     The Board of Directors of the Company has approved a Distribution Agreement and adopted a separate Plan of Distribution for the Investor Class (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, PFPC Distributors, Inc. (the "Distributor") is entitled to receive from the Funds a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Funds' 12b-1 Plan.

3.   CUSTODIAN FEES (WPG SMALL CAP VALUE FUND AND WPG 130/30 LARGE CAP CORE
     FUND)

     Until November 17, 2008, Mellon Trust of New England, N.A. ("Mellon") provided custodial services to the WPG Funds. Each WPG Fund has entered into an expense offset agreement with Mellon, wherein it received a credit toward the reduction of custodian fees whenever there are uninvested cash balances. Such credits for the period September 1, 2008 to November 16, 2008 are reported as "fees paid indirectly" on the Statement of Operations. As of November 17, 2008 PFPC Trust Company became the custodian for the Robeco WPG Funds.


4.   INVESTMENT IN SECURITIES

     For the six-month period ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                             INVESTMENT SECURITIES
                                         -----------------------------
                                         PURCHASES            SALES
                                         -----------       -----------
BP Small Cap Value Fund II               $27,220,522       $55,857,689
BP Long/Short Equity Fund                 25,655,658        30,080,118
BP Mid Cap Value Fund                     11,985,907        11,464,790
BP All-Cap Value Fund                     19,230,499        16,573,952
WPG Small Cap Value Fund                  18,161,794        17,990,310
WPG 130/30 Large Cap Core Fund             7,092,706         7,787,057
SAM Sustainable Climate Fund               2,065,504         1,820,813
SAM Sustainable Water Fund                 1,550,144         1,009,667

                                                    SEMI-ANNUAL REPORT 2009 | 47

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

5.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2009, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small Cap Value Fund, and WPG 130/30 Large Cap Core Fund, each of which has 50,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                                      FOR THE                           FOR THE
                                                               SIX-MONTH PERIOD ENDED                  YEAR ENDED
                                                                  FEBRUARY 28, 2009                 AUGUST 31, 2008
                                                             ---------------------------       ---------------------------
                                                               SHARES           VALUE            SHARES           VALUE
                                                             ----------     ------------       ----------     ------------
--------------------------
BP SMALL CAP VALUE FUND II
--------------------------
INSTITUTIONAL CLASS
   Sales..................................................      421,530     $  3,676,569          907,906     $ 13,446,388
   Reinvestments..........................................       91,297          672,856        2,128,887       26,185,309
   Shares repurchased.....................................   (2,740,567)     (23,340,772)      (2,657,341)     (37,628,853)
   Redemption fees*.......................................           --            1,475               --            8,904
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................   (2,227,740)    $(18,989,872)         379,452     $  2,011,748
                                                             ==========     ============       ==========     ============

INVESTOR CLASS
   Sales..................................................       93,140     $    793,218          233,059     $  3,143,741
   Reinvestments..........................................      128,055          911,751        3,393,510       40,280,964
   Shares repurchased.....................................   (1,327,349)     (10,233,580)      (5,261,517)     (78,942,201)
   Redemption fees*.......................................           --            2,582               --           11,556
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................   (1,106,154)    $ (8,526,029)      (1,634,948)    $(35,505,940)
                                                             ==========     ============       ==========     ============

--------------------------------
BP LONG/SHORT EQUITY FUND
--------------------------------

INSTITUTIONAL CLASS
   Sales..................................................      382,216     $  4,520,153          486,140     $  7,217,557
   Reinvestments..........................................      425,002        3,803,773          481,370        7,230,172
   Shares repurchased.....................................   (1,224,948)     (14,194,601)      (2,894,572)     (44,089,855)
   Redemption fees*.......................................           --            5,055               --            6,818
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................     (417,730)    $ (5,865,620)      (1,927,062)    $(29,635,308)
                                                             ----------     ------------       ----------     ------------

INVESTOR CLASS
   Sales..................................................       34,477     $    377,004           14,174     $    212,230
   Reinvestments..........................................      118,937        1,037,134           87,064        1,284,194
   Shares repurchased.....................................     (149,354)      (1,616,554)        (455,993)      (7,078,728)
   Redemption fees*.......................................           --            1,259               --            1,268
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................        4,060     $   (201,157)        (354,755)    $ (5,581,036)
                                                             ==========     ============       ==========     ============

48 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                      FOR THE                           FOR THE
                                                               SIX-MONTH PERIOD ENDED                  YEAR ENDED
                                                                  FEBRUARY 28, 2009                 AUGUST 31, 2008
                                                             ---------------------------       ---------------------------
                                                               SHARES           VALUE            SHARES           VALUE
                                                             ----------     ------------       ----------     ------------
---------------------------
BP MID CAP VALUE FUND
---------------------------
INSTITUTIONAL CLASS
   Sales..................................................      518,350     $  3,375,515          664,615     $  6,424,242
   Reinvestments..........................................       53,081          335,472          444,123        4,312,435
   Shares repurchased.....................................     (343,719)      (2,287,975)        (479,829)      (4,717,369)
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................      227,712     $  1,423,012          628,909     $  6,019,308
                                                             ==========     ============       ==========     ============

INVESTOR CLASS
   Sales..................................................      260,210     $  1,782,092        1,172,629     $ 11,198,586
   Reinvestments..........................................       17,470          107,613          178,623        1,686,203
   Shares repurchased.....................................     (695,630)      (4,210,637)        (601,239)      (5,875,445)
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................     (417,950)    $ (2,320,932)         750,013     $  7,009,344
                                                             ==========     ============       ==========     ============

--------------------------
BP ALL-CAP VALUE FUND
--------------------------
INSTITUTIONAL CLASS
   Sales..................................................      559,078     $  5,459,184        3,054,460     $ 42,200,560
   Reinvestments..........................................       78,063          791,556          103,418        1,507,839
   Shares repurchased.....................................     (433,289)      (4,669,486)        (181,568)      (2,604,362)
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................      203,852     $  1,581,254        2,976,310     $ 41,104,037
                                                             ==========     ============       ==========     ============

INVESTOR CLASS
   Sales..................................................       72,262     $    738,930           50,582     $    703,592
   Reinvestments..........................................        3,154           31,921           19,543          284,356
   Shares repurchased.....................................      (40,919)        (414,031)         (81,989)      (1,226,649)
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................       34,497     $    356,820          (11,864)    $   (238,701)
                                                             ==========     ============       ==========     ============

--------------------------------
WPG SMALL CAP VALUE FUND
--------------------------------
INSTITUTIONAL CLASS
   Sales..................................................       87,605     $    676,412          384,461     $  5,122,604
   Reinvestments..........................................       10,672           83,238          559,084        7,357,551
   Shares repurchased.....................................     (461,976)      (3,920,104)        (568,539)      (7,283,092)
                                                             ----------     ------------       ----------     ------------
   Net increase (decrease)................................     (363,699)    $ (3,160,454)         375,006     $  5,197,063
                                                             ==========     ============       ==========     ============

----------------------------------------
WPG 130/30 LARGE CAP CORE FUND
----------------------------------------

INSTITUTIONAL CLASS
   Sales..................................................        3,977     $     38,967           64,614     $  1,112,805
   Reinvestments..........................................        3,750           37,238          202,253        3,559,650
   Shares repurchased.....................................      (61,086)        (613,082)        (160,536)      (2,747,429)
   Redemption fees*.......................................           --                4               --           10,210
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................      (53,359)    $   (536,873)         106,331     $  1,935,236
                                                             ==========     ============       ==========     ============

                                                    SEMI-ANNUAL REPORT 2009 | 49

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                      FOR THE                           FOR THE
                                                               SIX-MONTH PERIOD ENDED                  YEAR ENDED
                                                                  FEBRUARY 28, 2009                 AUGUST 31, 2008
                                                             ---------------------------       ---------------------------
                                                               SHARES           VALUE            SHARES           VALUE
                                                             ----------     ------------       ----------     ------------
--------------------------------------
SAM SUSTAINABLE CLIMATE FUND
--------------------------------------

INSTITUTIONAL CLASS
   Sales..................................................       44,128     $    211,179          406,238     $  4,053,797
   Reinvestments..........................................        4,622           22,232               --               --
   Shares repurchased.....................................         (274)          (1,312)            (698)          (6,417)
   Redemption fees*.......................................           --               41               --              198
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................       48,476     $    232,140          405,540     $  4,047,578
                                                             ==========     ============       ==========     ============

INVESTOR CLASS
   Sales..................................................       14,991     $     77,189           36,797     $    336,612
   Reinvestments..........................................          300            1,444               --               --
   Shares repurchased.....................................      (11,334)         (59,760)          (2,520)         (24,543)
   Redemption fees*.......................................           --                3               --                3
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................        3,957     $     18,876           34,277     $    312,072
                                                             ==========     ============       ==========     ============

------------------------------------
SAM SUSTAINABLE WATER FUND
------------------------------------

INSTITUTIONAL CLASS
   Sales..................................................      103,410     $    621,020          464,294     $  4,590,777
   Reinvestments..........................................        5,290           28,831               --               --
   Shares repurchased.....................................      (28,832)        (180,851)            (671)          (6,002)
   Redemption fees*.......................................           --               --               --               --
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................       79,868     $    469,000          463,623     $  4,584,775
                                                             ==========     ============       ==========     ============
INVESTOR CLASS
   Sales..................................................       23,604     $    151,868           53,871     $    503,368
   Reinvestments..........................................          497            2,708               --               --
   Shares repurchased.....................................      (12,084)         (71,956)          (5,725)         (49,479)
   Redemption fees*.......................................           --               --               --               --
                                                             ----------     ------------       ----------     ------------
Net increase (decrease)...................................       12,017     $     82,620           48,146     $    453,889
                                                             ==========     ============       ==========     ============

----------
   * There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Small Cap Value Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital. The WPG Funds and SAM Funds have a 2.00% and 1.00% redemption fee, respectively, on shares redeemed within 60 days of purchase.

   **Commencement of operations.

50 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     As of February 28, 2009, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many underlying shareholders.

     BP Small Cap Value Fund II (2 shareholders)           45%
     BP Long/Short Equity Fund (2 shareholders)            47%
     BP Mid Cap Value Fund (1 shareholder)                 67%
     BP All-Cap Value Fund (2 shareholders)                80%
     WPG 130/30 Large Cap Core Fund (1 shareholder)        14%
     SAM Sustainable Climate Fund (1 shareholder)          78%
     SAM Sustainable Water Fund (2 shareholders)           78%


6.   FEDERAL INCOME TAX INFORMATION

     Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

     As of February 28, 2009, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                          NET UNREALIZED
                                       FEDERAL TAX      UNREALIZED       UNREALIZED        APPRECIATION
FUND                                      COST         APPRECIATION     DEPRECIATION      (DEPRECIATION)
------                                ------------     ------------     ------------      --------------
BP Small Cap Value Fund II             $70,853,782      $1,738,153      $(28,965,217)      $(27,227,064)
BP Long/Short Equity Fund               26,378,129       2,347,700        (9,080,808)        (6,733,108)
BP Mid Cap Value Fund                   45,381,926         244,871       (15,600,310)       (15,355,439)
BP All-Cap Value Fund                   55,994,051         625,161       (19,298,989)       (18,673,828)
WPG Small Cap Value Fund                31,271,587         903,377       (10,503,785)        (9,600,408)
WPG 130/30 Large Cap Core Fund          11,776,471       1,414,076        (4,645,547)        (3,231,471)
SAM Sustainable Climate Fund             3,104,654          55,265        (1,043,038)          (987,773)
SAM Sustainable Water Fund               4,953,523           7,574        (2,040,731)        (2,033,157)

     As of August 31 2008, the components of distributable earnings on a tax basis were as follows:


                                          UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY           LONG-TERM
FUND                                          INCOME              GAINS
------                                    -------------       -------------
BP Small Cap Value Fund II                  $  887,531           $     --
BP Long/Short Equity Fund                    5,386,611                 --
BP Large Cap Value Fund                        559,507                 --
BP Mid Cap Value Fund                          211,724                882
BP All-Cap Value Fund                          454,886            353,246
WPG Small Cap Value Fund                        88,826                 --
WPG 130/30 Large Cap Core Fund                  45,590                 --
SAM Sustainable Climate Fund                    23,698                 --
SAM Sustainable Water Fund                      31,563                 --

                                                    SEMI-ANNUAL REPORT 2009 | 51

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
--------------------------------------------------------------------------------

     As of August 31, 2008 the SAM Sustainable Climate Fund had a capital loss carryforward of $4,482 available to offset future capital gains. If not utilized against against future capital gains, this capital loss carryforward will expire on August 31, 2016.

     Distributions from net investment income and short-term capital gains are treated as ordinary income for federal tax purposes.


7.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Management is currently evaluating the impact of SFAS 161 on the Funds' financial statement disclosures, if any.

8.   SUBSEQUENT EVENT

     On April 16, 2009, The Company convened a Special Meeting of Shareholders of the WPG 130/30 Large Cap Core Fund (the "Meeting"). At the Meeting, the WPG 130/30 Large Cap Core Fund's shareholders voted to approve a Plan of Reorganization which provided for and contemplated (a) the transfer of all of the assets and liabilities of the WPG 130/30 Large Cap Core Fund to the BP Long/Short Equity Fund in exchange for Institutional Class shares of the BP Long/Short Equity Fund; and (b) the distribution of the Institutional Class shares of the BP Long/Short Equity Fund to shareholders of the WPG 130/30 Large Cap Core Fund in redemption of all WPG 130/30 Large Cap Core Fund shares and liquidation of the WPG 130/30 Large Cap Core Fund. The results of the voting were as follows:


                                                          NUMBER OF              NUMBER OF
                                                            VOTES                  VOTES                 NUMBER OF
                                                           FOR THE             AGAINST THE                 VOTES
ROBECO WPG 130/30 LARGE CAP CORE FUND                    RESOLUTION             RESOLUTION               ABSTAINED
                                                         ----------            -----------               ---------
Approval of the Plan of Reorganization                     444,183                57,969                   13,161

     Accordingly, the Plan of Reorganization was Approved.

52 | SEMI-ANNUAL REPORT 2009

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(800) 261-4073 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                                                    SEMI-ANNUAL REPORT 2009 | 53

                               INVESTMENT ADVISERS
                        ---------------------------------
                        Robeco Investment Management Inc.
                                909 Third Avenue
                               New York, NY 10022
                                       or
                     Sustainable Asset Management USA, Inc.
                          909 Third Avenue, 32nd Floor
                               New York, NY 10022
                                       and
                                Josefstrasse 218
                           CH-8005 Zurich, Switzerland


                                  ADMINISTRATOR
                               ------------------
                  PNC Global Investment Servicing (U.S.), Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                             -----------------------
                  PNC Global Investment Servicing (U.S.), Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860


                                    PRINCIPAL
                                   UNDERWRITER
                           --------------------------
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406


                                    CUSTODIAN
                             -----------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153


                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                     --------------------------------------
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103


                                     COUNSEL
                          ----------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                                      THE
                                   SCHNEIDER
                                     FUNDS

                             OF THE RBB FUND, INC.

                              SCHNEIDER VALUE FUND

                         SCHNEIDER SMALL CAP VALUE FUND


                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2009
                                  (Unaudited)

[LOGO OMITTED]

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                               THE SCHNEIDER FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2009
                                  (UNAUDITED)



Fellow Shareholder:
     The semi-annual report for the Schneider Funds covers the six months ended February 28, 2009.

     The historic decline in U.S. equities accelerated during the period as the broad market Russell 3000 Index fell a stunning 43%. You have to look back to the 1930's to find a similar plunge in only a six-month time span.

     Lehman Brothers' chaotic and disorderly collapse in mid-September was a watershed event that marked the beginning of a severe global recession and contributed to massive selling pressure on stocks. A huge negative feedback loop fueled a sell-off in both the equity and bond markets that exhibited signs at times of panicky, almost indiscriminate behavior. In response, the Fed and Treasury lent unprecedented support to stabilize the financial system and help damaged credit markets function properly again.

     Like you, we were dissatisfied with the decline in both Funds. Since our deep-value investment discipline was wholly out of step with this environment, it does not surprise us greatly to look back and find that there was little that worked in our favor in either the economic sector weightings or stock selection. We continue to commit ourselves to the task of improving the return potential of both portfolios.

     Our deep-value style guides us towards companies with profits that are temporarily under pressure and earnings that are less predictable. This approach limited our ability during the period to flee to the highest quality stocks in defensive-oriented sectors, which outperformed the market during the period. However, we did migrate where possible to stronger companies within our favored industries. During the period we also uncovered some very promising investment opportunities, including slices of the energy and technology sectors where we expect fundamentals to improve even without a strong upturn in the economy.

     April marked the 17th month of the U.S. recession, making it the lengthiest slump since the 1930's. The positive impact from massive global monetary easing, the global fiscal stimulus programs in those countries where it was properly conceived and financed (Germany and China, for example), the U.S. economy's ability to self correct some previous excesses (the savings rate is now 4.2%, up from zero, but needs to go higher), creative Federal Reserve liquidity programs and the passage of time should offer evidence of global stabilization later this year. However, the unique circumstances of this country's asset deflation and excess debt make the timing and strength of our recovery uncertain.

     We believe the Funds are well positioned for an eventual upturn that we do not expect to be robust, while the Funds should also be able to weather the economic and financial stresses that should persist for some time. This fear-driven market has largely overlooked the long-term earnings power of our companies and overly penalized them for their near-term, below-trend profits and any debt on their balance sheets.

     Is deep value investing "dead?" Although deep value strategies are prone to both winning and losing streaks, we remain convinced that our discipline is based on a solid foundation with an excellent chance to be successful in the future. We believe the recent panicky markets, inconceivable move in credit spreads and collapse in equity prices present us with the most attractive valuations we have seen in decades. Our stock selection criteria is going to remain as consistent as ever.

     We appreciate your support during this tough spell.


     /s/  Arnold C. Schneider
     ---------------------------------------
     Arnold C. Schneider III, CFA
     Portfolio Manager
     Schneider Capital Management

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)



     We were pleased that the Schneider Small Cap Value Fund ranked #1 out of 105 Funds in the Lipper's Small-Cap Value Funds Classification for the Ten Year Period Ended December 31, 2008.

LIPPER'S PERFORMANCE ACHIEVEMENT CERTIFICATES (PAC)

Lipper's Performance Achievement Certificate was awarded to the Fund for returns that topped it's Lipper category (based on cumulative total return) for the 10 year period ended 12/31/08. Certificates are awarded for all Lipper Classifications and for the overall fund universe. Open-end funds, closed-end funds and variable insurance products are considered for awards.

Past performance is not indicative of future results.

LIPPER and the LIPPER Corporate Marks are the proprietary trademarks of Lipper, a Thomson Reuters Company.

(C) 2009 THOMSON REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without prior written consent of Lipper.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                                PERFORMANCE DATA
                         FEBRUARY 28, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
             Total Returns for the Periods Ended February 28, 2009

                                                             AVERAGE ANNUAL
                                                         -----------------------
                                                                       SINCE
                                SIX MONTHS    ONE YEAR   FIVE YEARS  INCEPTION*
                              -------------- ---------- -----------  ----------
SCHNEIDER VALUE                  -53.45%      -62.81%     -11.82%      0.14%
RUSSELL 1000(R) VALUE INDEX      -44.71%      -47.35%      -6.65%      0.71%
* Inception date: 9/30/02
--------------------------------------------------------------------------------

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management contractually agreed to waive a portion of its advisory fee and reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund's gross annual operating expenses, as stated in the current prospectus, are 1.11%. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

The Fund's aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on September 30, 2002 (inception) to $7.25 per share on February 28, 2009, adjusted for dividends and distributions totaling $6.17 per share paid from net investment income and realized gains.

Portfolio composition is subject to change.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                                PERFORMANCE DATA
                         FEBRUARY 28, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
             Total Returns for the Periods Ended February 28, 2009

                                                                         AVERAGE ANNUAL
                                                                     -----------------------
                                                                                     SINCE
                                SIX MONTHS   ONE YEAR    FIVE YEARS   TEN YEARS   INCEPTION*
                              ------------   ----------  ----------  ----------   ----------
SCHNEIDER SMALL CAP VALUE        -54.07%      -60.13%      -12.27%     7.02%         9.00%
RUSSELL 2000(R) VALUE INDEX      -47.16%      -43.03%       -6.64%     3.90%         3.91%
* Inception date: 9/2/98

--------------------------------------------------------------------------------

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management contractually agreed to waive a portion of its advisory fee and reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund's gross annual operating expenses, as stated in the current prospectus, are 1.51%. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

The Fund's annualized total return since inception is based on a decrease in net asset value from $10.00 per share on September 2, 1998 (inception) to $6.53 per share on February 28, 2009, adjusted for dividends and distributions totaling $29.48 per share paid from net investment income and realized gains.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Portfolio composition is subject to change.

                              THE SCHNEIDER FUNDS
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                  SCHNEIDER VALUE FUND
                                                   ---------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE               EXPENSES PAID
                                                       SEPTEMBER 1, 2008             FEBRUARY 28, 2009                DURING PERIOD*
                                                    -----------------------        --------------------               --------------
         Actual                                            $1,000.00                   $  465.50                          $3.12
         Hypothetical (5% return before expenses)           1,000.00                    1,020.48                           4.32


                                                                              SCHNEIDER SMALL CAP VALUE FUND
                                                   ---------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE               EXPENSES PAID
                                                       SEPTEMBER 1, 2008             FEBRUARY 28, 2009                DURING PERIOD*
                                                    -----------------------        --------------------               --------------
         Actual                                            $1,000.00                   $  459.30                          $4.05
         Hypothetical (5% return before expenses)           1,000.00                    1,019.17                           5.62

* Expenses are equal to an annualized six-month expense ratio of 0.86% for the Schneider Value Fund and 1.12% for the Schneider Small Cap Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of (53.45%) for the Schneider Value Fund and (54.07%) for the Schneider Small Cap Value Fund.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                         FEBRUARY 28, 2009 (UNAUDITED)


                                                    % OF NET
                                                     ASSETS          VALUE
                                                    --------    --------------
Domestic Common Stocks:
   Real Estate Investment Trusts ............         11.2%     $ 8,763,073
   Semiconductors ...........................         10.2        8,006,333
   Oil & Gas ................................         10.2        7,979,894
   Insurance ................................         10.0        7,833,712
   Coal .....................................          8.5        6,655,919
   Home Builders ............................          6.1        4,818,255
   Electric .................................          5.3        4,151,749
   Banks ....................................          5.1        3,981,069
   Retail ...................................          4.9        3,813,954
   Computers ................................          4.2        3,312,864
   Electronics ..............................          3.9        3,098,238
   Automobile Manufactureres ................          3.5        2,735,400
   Food .....................................          2.9        2,258,785
   Automobile Parts & Equipment .............          2.3        1,822,501
   Pharmaceuticals ..........................          2.1        1,615,439
   Aerospace & Defense ......................          1.7        1,353,492
   Leisure Time .............................          1.1          844,014
   Health Care - Products ...................          1.0          770,972
   Health Care - Services ...................          0.8          609,933
   Telecommunications .......................          0.7          584,408
   Mining ...................................          0.7          558,633
   Media ....................................          0.4          320,386
   Chemicals ................................          0.3          237,545
Exchange Traded Fund ........................          1.5        1,198,390
Preferred Stock .............................          0.7          524,547
Corporate Bonds .............................          0.2          127,581
Other Assets In Excess Of Liabilities .......          0.5          397,369
                                                     -----      -----------
NET ASSETS ..................................        100.0%     $78,374,455
                                                     =====      ===========
------------
Portfolio holdings are subject to change at any time.




    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                         FEBRUARY 28, 2009 (UNAUDITED)



                                                    % OF NET
                                                     ASSETS          VALUE
                                                    --------    --------------
Domestic Common Stocks:
   Real Estate Investment Trusts ............          12.6%     $  8,498,309
   Semiconductors ...........................           8.3         5,558,450
   Coal .....................................           6.8         4,600,810
   Commercial Services ......................           6.8         4,599,774
   Aerospace & Defense ......................           6.3         4,199,769
   Oil & Gas ................................           5.9         3,953,988
   Banks ....................................           5.4         3,616,038
   Internet .................................           5.1         3,445,716
   Home Builders ............................           4.7         3,167,941
   Insurance ................................           3.5         2,375,123
   Computers ................................           3.5         2,336,548
   Electronics ..............................           3.2         2,144,970
   Electric .................................           3.1         2,069,233
   Healthcare - Products ....................           2.5         1,656,930
   Automobile Manufacturers .................           1.9         1,276,762
   Retail ...................................           1.7         1,170,084
   Airlines .................................           1.6         1,098,152
   Apparel ..................................           1.3           872,617
   Software .................................           1.3           859,636
   Savings & Loans ..........................           1.3           847,416
   Automobile Parts & Equipment .............           1.1           724,226
   Healthcare - Services ....................           1.0           683,101
   Mining ...................................           1.0           638,067
   Telecommunications .......................           0.9           588,689
   Building Materials .......................           0.8           557,013
   Real Estate ..............................           0.8           548,072
   Food .....................................           0.6           423,186
   Biotechnology ............................           0.5           342,799
   Transportation ...........................           0.4           286,078
   Distribution/Wholesale ...................           0.2           164,162
   Chemicals ................................           0.2           138,032
   Leisure Time .............................           0.1            54,848
   Miscellaneous Manfacturing ...............           0.1            43,955
Exchange Traded Fund ........................           4.2         2,827,837
Temporary Investment ........................           1.2           830,777
Corporate Bonds .............................           0.1            54,650
Liabilities In Excess Of Other Assets .......           0.0           (24,450)
                                                      -----      ------------
NET ASSETS ..................................         100.0%     $ 67,229,308
                                                      =====      ============
------------
Portfolio holdings are subject to change at any time.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2009
                                  (UNAUDITED)


                                                      SHARES       VALUE
                                                    ---------   ------------
DOMESTIC COMMON STOCKS -- 97.1%
Aerospace & Defense -- 1.7%
Boeing Co. (The) .................................     43,050   $  1,353,492
                                                                ------------
AUTOMOBILE MANUFACTURERES -- 3.5%
Navistar International Corp.* ....................     97,000      2,735,400
                                                                ------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.3%
Magna International, Inc., Class A ...............     71,025      1,822,501
                                                                ------------
BANKS -- 5.1%
Bank of America Corp. ............................    386,000      1,524,700
Capital One Financial Corp. ......................    139,375      1,679,469
JPMorgan Chase & Co. .............................     34,000        776,900
                                                                ------------
                                                                   3,981,069
                                                                ------------
CHEMICALS -- 0.3%
Cytec Industries, Inc. ...........................     15,425        237,545
                                                                ------------
COAL -- 8.5%
Arch Coal, Inc. ..................................    315,000      4,378,500
CONSOL Energy, Inc. ..............................     83,575      2,277,419
                                                                ------------
                                                                   6,655,919
                                                                ------------
COMPUTERS -- 4.2%
Dell, Inc.* ......................................    388,378      3,312,864
                                                                ------------
ELECTRIC -- 5.3%
Allegheny Energy, Inc. ...........................     62,200      1,470,408
Reliant Energy, Inc.* ............................    774,954      2,681,341
                                                                ------------
                                                                   4,151,749
                                                                ------------
ELECTRONICS -- 3.9%
Avnet, Inc.* .....................................    179,400      3,098,238
                                                                ------------
FOOD -- 2.9%
Tyson Foods, Inc., Class A .......................    267,946      2,258,785
                                                                ------------
HEALTH CARE - PRODUCTS -- 1.0%
Boston Scientific Corp.* .........................    109,825        770,972
                                                                ------------
HEALTH CARE - SERVICES -- 0.8%
Brookdale Senior Living, Inc. ....................    167,105        609,933
                                                                ------------


                                                      SHARES       VALUE
                                                    ---------   ------------
HOME BUILDERS -- 6.1%
Centex Corp. .....................................    276,785   $  1,718,835
NVR, Inc.* .......................................      9,314      3,099,420
                                                                ------------
                                                                   4,818,255
                                                                ------------
INSURANCE -- 10.0%
Brown & Brown, Inc. ..............................    124,300      2,096,941
Fidelity National Financial,
   Inc., Class A .................................    173,921      2,881,871
Genworth Financial, Inc., Class A ................    325,686        394,080
Hartford Financial Services Group, Inc. ..........     21,950        133,895
RenaissanceRe Holdings, Ltd. .....................     51,675      2,326,925
                                                                ------------
                                                                   7,833,712
                                                                ------------
LEISURE TIME -- 1.1%
Carnival Corp. ...................................     43,150        844,014
                                                                ------------
MEDIA -- 0.4%
Liberty Media Corp., Series A* ...................     62,332        320,386
                                                                ------------
MINING -- 0.7%
Cameco Corp. .....................................     38,315        558,633
                                                                ------------
OIL & GAS -- 10.2%
Chesapeake Energy Corp. ..........................    382,056      5,975,356
EQT Corp. ........................................     38,350      1,179,262
Forest Oil Corp.* ................................     58,200        825,276
                                                                ------------
                                                                   7,979,894
                                                                ------------
PHARMACEUTICALS -- 2.1%
Omnicare, Inc. ...................................     62,300      1,615,439
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS -- 11.2%
Annaly Capital Management, Inc. ..................    520,138      7,229,918
Redwood Trust, Inc. ..............................    113,567      1,533,155
                                                                ------------
                                                                   8,763,073
                                                                ------------
RETAIL -- 4.9%
Best Buy Co, Inc. ................................     51,625      1,487,832
Chico's Fas, Inc.* ...............................    124,960        566,069
J.C. Penney Co., Inc. ............................    114,811      1,760,053
                                                                ------------
                                                                   3,813,954
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



                                                      SHARES       VALUE
                                                    ---------   ------------
SEMICONDUCTORS -- 10.2%
ASML Holding N.V. ................................    187,475   $  2,836,497
International Rectifier Corp.* ...................    312,113      3,917,018
Lam Research Corp.* ..............................     64,050      1,252,818
                                                                ------------
                                                                   8,006,333
                                                                ------------
TELECOMMUNICATIONS -- 0.7%
Motorola, Inc. ...................................    166,025        584,408
                                                                ------------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $123,992,287) .........................                76,126,568
                                                                ------------
PREFERRED STOCK -- 0.7%
Automobile Manufactureres -- 0.7%
General Motors Corp., Series C ...................    212,367        524,547
                                                                ------------
   TOTAL PREFERRED STOCK
      (Cost $3,268,718) ..........................                   524,547
                                                                ------------
EXCHANGE TRADED FUND -- 1.5%
Finance -- 1.5%
iShares Russell 1000 Value Index Fund ............     31,520      1,198,390
                                                                ------------
   TOTAL EXCHANGE TRADED FUND
     (Cost $1,406,948) ...........................                 1,198,390
                                                                ------------

                                                       PAR
                                                      (000)         VALUE
                                                    ---------   ------------
CORPORATE BONDS -- 0.2%
Continental Airlines, Inc. - CONV
   5.00%, 06/15/23 ...............................  $      40   $     33,550
Qimonda Finance LLC - CONV
   6.75%, 03/22/13 ...............................      1,475         94,031
                                                                ------------
TOTAL CORPORATE BONDS
   (Cost $1,511,013) .............................                   127,581
                                                                ------------
TOTAL INVESTMENTS -- 99.5%
   (Cost $130,178,966) ...........................                77,977,086
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ....                   397,369
                                                                ------------
NET ASSETS -- 100.0% .............................              $ 78,374,455
                                                                ============

*    Non-income producing.
CONV -- Convertible


                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                           INVESTMENTS
                                                               IN
             VALUATION INPUTS                              SECURITIES
          -------------------                            ---------------
Level 1 - Quoted Prices ...............................   $77,849,505
Level 2 - Other Significant Observable Inputs .........       127,581
Level 3 - Significant Unobservable Inputs .............            --
                                                          -----------
Total .................................................   $77,977,086
                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


                                                      SHARES       VALUE
                                                    ---------   ------------
DOMESTIC COMMON STOCKS -- 94.5%
AEROSPACE & DEFENSE -- 6.3%
AAR Corp.* .......................................    200,995   $  2,657,154
BE Aerospace, Inc.* ..............................     64,750        483,035
Triumph Group, Inc. ..............................     29,335      1,059,580
                                                                ------------
                                                                   4,199,769
                                                                ------------
AIRLINES -- 1.6%
AirTran Holdings, Inc.* ..........................    367,275      1,098,152
                                                                ------------
APPAREL -- 1.3%
Barry (R.G.) Corp.* ..............................    141,889        872,617
                                                                ------------
AUTOMOBILE MANUFACTURERS -- 1.9%
Navistar International Corp.* ....................     34,425        970,785
Wabash National Corp. ............................    149,257        305,977
                                                                ------------
                                                                   1,276,762
                                                                ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.1%
American Axle & Manufacturing Holdings, Inc. .....    273,125        254,006
Magna International, Inc., Class A ...............     18,325        470,220
                                                                ------------
                                                                     724,226
                                                                ------------
BANKS -- 5.4%
Citizens Republic Bancorp, Inc.* .................  1,575,653      1,181,740
First BanCorp. ...................................    406,375      1,690,520
Huntington Bancshares, Inc. ......................    263,149        384,197
Sterling Financial Corp. .........................    262,468        359,581
                                                                ------------
                                                                   3,616,038
                                                                ------------
BIOTECHNOLOGY -- 0.5%
Human Genome Sciences, Inc.* .....................    181,375        342,799
                                                                ------------
BUILDING MATERIALS -- 0.8%
Builders FirstSource, Inc.* ......................    188,165        361,277
Louisiana-Pacific Corp. ..........................    120,825        195,736
                                                                ------------
                                                                     557,013
                                                                ------------
CHEMICALS -- 0.2%
Cytec Industries, Inc. ...........................      4,450         68,530
Spartech Corp. ...................................     28,025         69,502
                                                                ------------
                                                                     138,032
                                                                ------------


                                                      SHARES       VALUE
                                                    ---------   ------------
COAL -- 6.8%
Foundation Coal Holdings, Inc. ...................    286,120   $  4,600,810
                                                                ------------
COMMERCIAL SERVICES -- 6.8%
Administaff, Inc. ................................    106,000      2,062,760
Aegean Marine Petroleum Network, Inc. ............    104,525      1,714,210
Alliance Semiconductor Corp. .....................    656,125        162,325
Hudson Highland Group, Inc.* .....................    569,378        660,479
                                                                ------------
                                                                   4,599,774
                                                                ------------
COMPUTERS -- 3.5%
Insight Enterprises, Inc.* .......................    154,685        406,822
Ness Technologies, Inc.* .........................    149,456        437,906
Silicon Storage Technology, Inc.* ................    453,350        661,891
Xyratex Ltd.* ....................................    364,004        829,929
                                                                ------------
                                                                   2,336,548
                                                                ------------
DISTRIBUTION/WHOLESALE -- 0.2%
Building Materials Holding Corp.* ................    547,208        164,162
                                                                ------------
ELECTRIC -- 3.1%
Allegheny Energy, Inc. ...........................     40,600        959,784
Reliant Energy, Inc.* ............................    320,650      1,109,449
                                                                ------------
                                                                   2,069,233
                                                                ------------
ELECTRONICS -- 3.2%
Avnet, Inc.* .....................................     88,950      1,536,166
FARO Technologies, Inc.* .........................     51,203        608,804
                                                                ------------
                                                                   2,144,970
                                                                ------------
FOOD -- 0.6%
Tyson Foods, Inc., Class A .......................     50,200        423,186
                                                                ------------
HEALTHCARE - PRODUCTS -- 2.5%
American Medical Systems Holdings, Inc.* .........     48,975        506,891
Orthofix International N.V.* .....................     72,375      1,150,039
                                                                ------------
                                                                   1,656,930
                                                                ------------
HEALTHCARE - SERVICES -- 1.0%
Emeritus Corp.* ..................................    101,652        683,101
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2009
                                  (UNAUDITED)


                                                      SHARES       VALUE
                                                    ---------   ------------
HOME BUILDERS -- 4.7%
NVR, Inc.* .......................................      8,590   $  2,858,494
Ryland Group, Inc. ...............................     21,900        309,447
                                                                ------------
                                                                   3,167,941
                                                                ------------
INSURANCE -- 3.5%
Brown & Brown, Inc. ..............................     64,550      1,088,958
Fidelity National Financial, Inc., Class A .......      8,025        132,974
Genworth Financial, Inc., Class A ................    178,050        215,441
RenaissanceRe Holdings, Ltd. .....................     20,825        937,750
                                                                ------------
                                                                   2,375,123
                                                                ------------
INTERNET -- 5.1%
Internet Capital Group, Inc.* ....................    340,000      1,377,000
ModusLink Global Solutions, Inc.* ................    403,515        766,679
Openwave Systems, Inc.* ..........................  1,587,850      1,302,037
                                                                ------------
                                                                   3,445,716
                                                                ------------
LEISURE TIME -- 0.1%
Brunswick Corp. ..................................     17,750         54,848
                                                                ------------
MINING -- 1.0%
Golden Star Resources Ltd.* ......................    417,037        638,067
                                                                ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
FreightCar America, Inc. .........................      2,690         43,955
                                                                ------------
OIL & GAS -- 5.9%
Goodrich Petroleum Corp.* ........................     17,200        341,248
SandRidge Energy, Inc.* ..........................    534,429      3,612,740
                                                                ------------
                                                                   3,953,988
                                                                ------------
REAL ESTATE -- 0.8%
MI Developments, Inc., Class A ...................     54,325        239,030
Thomas Properties Group, Inc. ....................    207,411        309,042
                                                                ------------
                                                                     548,072
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS -- 12.6%
Anworth Mortgage Asset Corp. .....................    952,706      5,744,817
Arbor Realty Trust, Inc. .........................     34,538         20,032
Chimera Investment Corp. .........................     39,625        118,479
Redwood Trust, Inc. ..............................    139,600      1,884,600
Winthrop Realty Trust ............................     98,567        730,381
                                                                ------------
                                                                   8,498,309
                                                                ------------


                                                      SHARES       VALUE
                                                    ---------   ------------
RETAIL -- 1.7%
AC Moore Arts & Crafts, Inc.* ....................    392,730   $    530,185
Chico's Fas, Inc.* ...............................     89,350        404,756
MarineMax, Inc.* .................................    163,294        235,143
                                                                ------------
                                                                   1,170,084
                                                                ------------
SAVINGS & LOANS -- 1.3%
Washington Federal, Inc. .........................     74,400        847,416
                                                                ------------
SEMICONDUCTORS -- 8.3%
ASM International N.V.* ..........................    106,633        704,844
Axcelis Technologies, Inc.* ......................    227,255         72,267
BE Semiconductor Industries N.V.* ................    457,168        841,921
Entegris, Inc.* ..................................  1,533,038        935,153
International Rectifier Corp.* ...................    110,550      1,387,403
Lam Research Corp.* ..............................     54,200      1,060,152
ZiLog, Inc.* .....................................    253,050        556,710
                                                                ------------
                                                                   5,558,450
                                                                ------------
SOFTWARE -- 1.3%
Take-Two Interactive Software, Inc. ..............    138,875        859,636
                                                                ------------
TELECOMMUNICATIONS -- 0.9%
NETGEAR, Inc.* ...................................     53,275        588,689
                                                                ------------
TRANSPORTATION -- 0.4%
Alexander & Baldwin, Inc. ........................     15,225        286,078
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Cost $113,394,609) ............................                63,540,494
                                                                ------------
EXCHANGE TRADED FUND -- 4.2%
FINANCE -- 4.2%
iShares Russell 2000 Value Index Fund ............     77,475      2,827,837
                                                                ------------
TOTAL EXCHANGE TRADED FUND
  (Cost $3,608,955) ..............................                 2,827,837
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2009
                                  (UNAUDITED)



                                                       PAR
                                                      (000)         VALUE
                                                    ---------   ------------
CORPORATE BONDS -- 0.1%
LandAmerica Financial Group,
  Inc. - CONV ^+3.25%, 05/15/34 ..................  $     168   $     25,963
Qimonda Finance LLC - CONV
  6.75%, 03/22/13 ................................        450         28,687
                                                                ------------
  TOTAL CORPORATE BONDS
    (Cost $472,361) ..............................                    54,650
                                                                ------------

                                                      SHARES
                                                    ---------
TEMPORARY INVESTMENT -- 1.2%
PNC Bank Money Market Account
  0.05%, 03/02/09 ................................        831        830,777
                                                                ------------
  TOTAL TEMPORARY INVESTMENT
    (Cost $830,777) ..............................                   830,777
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $118,306,702) ............................                67,253,758
                                                                ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0% .................................                   (24,450)
                                                                ------------
NET ASSETS -- 100.0% .............................              $ 67,229,308
                                                                ============

*    Non-income producing.
+    Security in default.
^ -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2009, this security amounted to 0.04% of net assets.
CONV -- Convertible




                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                            INVESTMENTS
                                                                IN
         VALUATION INPUTS                                   SECURITIES
        ------------------                               ---------------
Level 1 - Quoted Prices ...............................    $67,199,108
Level 2 - Other Significant Observable Inputs .........         54,650
Level 3 - Significant Unobservable Inputs .............             --
                                                           -----------
Total .................................................    $67,253,758
                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                       STATEMENTS OF ASSETS & LIABILITIES
                               FEBRUARY 28, 2009
                                  (UNAUDITED)

                                                                           SCHNEIDER
                                                        SCHNEIDER          SMALL CAP
                                                       VALUE FUND          VALUE FUND
                                                    -------------        -------------
ASSETS
  Investments, at value+ .......................    $  77,977,086        $ 67,253,758
  Receivables
        Investments sold .......................        1,303,296             757,697
        Capital shares sold ....................          143,296              59,750
        Dividends and interest .................          112,188              37,086
  Prepaid expenses and other assets ............           27,540              25,529
                                                    -------------        ------------
          Total assets .........................       79,563,406          68,133,820
                                                    -------------        ------------
LIABILITIES
  Cash overdraft ...............................          273,578                  --
  Payables
        Investments purchased ..................          527,517             382,224
        Capital shares redeemed ................          264,283             417,026
        Investment adviser .....................            5,978              41,443
        Professional fees ......................           29,217              13,434
        Custodian fees .........................           15,462              16,899
        Director's and officers' fees ..........           23,284               8,820
        Administration and accounting fees .....           21,497              10,520
        Transfer agent fees ....................           27,068               2,676
        Other accrued expenses and liabilities .            1,067              11,470
                                                    -------------        ------------
          Total liabilities ....................        1,188,951             904,512
                                                    -------------        ------------
  Net Assets ...................................    $  78,374,455        $ 67,229,308
                                                    =============        ============
NET ASSETS CONSIST OF
  Paid-in capital ..............................      272,389,484         150,959,322
  Undistributed net investment income ..........        2,073,787             379,923
  Accumulated net realized loss
     from investments ..........................     (143,886,936)        (33,056,993)
  Net unrealized depreciation on investments ...      (52,201,880)        (51,052,944)
                                                    -------------        ------------
  Net Assets ...................................    $  78,374,455        $ 67,229,308
                                                    =============        ============
  Shares outstanding ($0.001 par value,
     100,000,000 shares authorized) ............       10,817,699          10,295,321
                                                    -------------        ------------
  Net asset value, offering and redemption
     price per share ...........................    $        7.25        $       6.53
                                                    =============        ============
+Investment in securities, at cost .............    $ 130,178,966        $118,306,702
                                                    =============        ============


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                  (UNAUDITED)


                                                                           SCHNEIDER
                                                      SCHNEIDER            SMALL CAP
                                                     VALUE FUND           VALUE FUND
                                                    -------------       -------------
INVESTMENT INCOME
  Dividends+ ..................................     $   2,558,153        $  1,032,820
  Interest ....................................            51,030              28,140
                                                    -------------        ------------
          Total investment income .............         2,609,183           1,060,960
                                                    -------------        ------------
EXPENSES
  Advisory fees ...............................           434,732             360,944
  Administration and accounting fees ..........            97,689              62,732
  Transfer agent fees .........................            45,485              15,472
  Directors' and officers' fees ...............            44,816              19,047
  Custodian fees ..............................            39,898              30,956
  Professional fees ...........................            34,712              21,819
  Insurance fees ..............................            21,917               6,034
  Printing and shareholder reporting fees .....            20,836               1,488
  Registration and filing fees ................             9,917               9,917
  Other expenses ..............................             1,488               1,587
                                                    -------------        ------------
        Total expenses before waivers
          and reimbursements ..................           751,490             529,996
        Less: waivers and reimbursements ......          (216,131)           (126,386)
                                                    -------------        ------------
        Net expenses after waivers and
          reimbursements ......................           535,359             403,610
                                                    -------------        ------------
  Net investment income .......................         2,073,824             657,350
                                                    -------------        ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  FROM INVESTMENTS
  NET REALIZED GAIN/(LOSS) FROM:
        Investments ...........................       (87,484,536)        (22,383,161)
  NET CHANGE IN UNREALIZED APPRECIATION/
    (DEPRECIATION) ON:
        Investments ...........................       (25,019,620)        (36,054,587)
                                                    -------------        ------------
  Net realized and unrealized loss
     from investments .........................      (112,504,156)        (58,437,748)
                                                    -------------        ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .............................     $(110,430,332)       $(57,780,398)
                                                    =============        ============
        +Net of foreign withholding taxes of ..     $      (3,372)       $     (5,958)
                                                    =============        ============


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS
                                                                       ENDED                FOR THE YEAR
                                                                 FEBRUARY 28, 2009             ENDED
                                                                    (UNAUDITED)           AUGUST 31, 2008
                                                                 -----------------      ------------------
FROM OPERATIONS:
  Net investment income ........................................   $   2,073,824            $  4,850,664
  Net realized loss from investments ...........................     (87,484,536)            (51,673,779)
  Net change in unrealized depreciation from investments .......     (25,019,620)             35,066,247)
                                                                   -------------            ------------
Net decrease in net assets resulting from operations ...........    (110,430,332)            (81,889,362)
                                                                   -------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................................      (4,861,935)             (1,905,299)
  Net realized capital gains ...................................              --             (15,318,154)
                                                                   -------------            ------------
Net decrease in net assets from dividends and distributions
  to shareholders ..............................................      (4,861,935)            (17,223,453)
                                                                   -------------            ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold (1,019,831 and 3,604,263
    shares, respectively) ......................................      10,171,306              75,564,084
  Reinvestment of distributions (456,600 and 758,511 shares,
    respectively) ..............................................       3,890,231              15,913,569
  Redemption fees* .............................................          15,090                  47,008
  Shares redeemed (4,402,049 and 6,388,948 shares, respectively)     (45,446,214)           (132,168,321)
                                                                   -------------            ------------
Net decrease in net assets from capital share transactions .....     (31,369,587)            (40,643,660)
                                                                   -------------            ------------
Total decrease in net assets ...................................    (146,661,854)           (139,756,475)
NET ASSETS
  Beginning of period ..........................................     225,036,309             364,792,784
                                                                   -------------            ------------
  End of period ................................................   $  78,374,455            $225,036,309
                                                                   =============            ============
Undistributed net investment income, end of period .............   $   2,073,787            $  4,861,898
                                                                   =============            ============

* There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.



    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS
                                                                       ENDED                FOR THE YEAR
                                                                 FEBRUARY 28, 2009             ENDED
                                                                    (UNAUDITED)           AUGUST 31, 2008
                                                                 -----------------      ------------------
FROM OPERATIONS:
  Net investment income ........................................   $     657,350            $    838,861
  Net realized loss from investments ...........................     (22,383,161)             (4,740,332)
  Net change in unrealized depreciation from investments .......     (36,054,587)            (17,482,692)
                                                                   -------------            ------------
Net decrease in net assets resulting from operations ...........     (57,780,398)            (21,384,163)
                                                                   -------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................................      (1,113,054)             (1,553,403)
  Net realized capital gains ...................................         (12,861)             (2,671,636)
                                                                   -------------            ------------
Net decrease in net assets from dividends and distributions
  to shareholders ..............................................      (1,125,915)             (4,225,039)
                                                                   -------------            ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold (4,683,936 and 1,898,558
     shares, respectively) .....................................      40,772,434              30,787,178
  Reinvestment of distributions (125,207 and 232,816
     shares, respectively) .....................................         979,117               3,932,266
  Redemption fees* .............................................          55,962                  36,164
  Shares redeemed (818,227 and 1,129,651 shares, respectively) .      (7,362,795)            (18,507,502)
                                                                   -------------            ------------
Net increase in net assets from capital share transactions .....      34,444,718              16,248,106
                                                                   -------------            ------------
Total decrease in net assets ...................................     (24,461,595)             (9,361,096)
NET ASSETS
  Beginning of period ..........................................      91,690,903             101,051,999
                                                                   -------------            ------------
  End of period ................................................   $  67,229,308            $ 91,690,903
                                                                   =============            ============
Undistributed net investment income, end of period .............   $     379,923            $    835,627
                                                                   =============            ============

* There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                   FOR THE
                                               SIX MONTHS ENDED                    FOR THE YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2009  ----------------------------------------------------------------
                                                  (UNAUDITED)      2008         2007         2006          2005            2004
                                              ----------------   --------     ----------    --------       -------        -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period ........       $ 16.37      $  23.13     $  21.16      $  20.55       $ 18.22        $ 14.81
                                                    -------      --------     --------      --------       -------        -------
Net investment income .......................          0.27          0.37         0.14          0.10          0.07           0.04
Net realized and unrealized gain/(loss)
  from investments and foreign currency
  transactions ..............................        (8.96)         (5.89)        2.99          1.99          3.40           4.05
                                                    -------      --------     --------      --------       -------        -------
Net increase/(decrease) in net assets
  resulting from operations .................         (8.69)        (5.52)        3.13          2.09          3.47           4.09
                                                    -------      --------     --------      --------       -------        -------
Dividends and distributions to shareholders from:
Net investment income .......................         (0.43)        (0.14)       (0.08)        (0.08)        (0.05)         (0.06)
Net realized capital gains ..................            --         (1.10)       (1.08)        (1.40)        (1.09)         (0.62)
                                                    -------      --------     --------      --------       -------        -------
Total dividends and distributions to
  shareholders ..............................         (0.43)        (1.24)       (1.16)        (1.48)        (1.14)         (0.68)
                                                    -------      --------     --------      --------       -------        -------
Redemption fees (Note 4)+ ...................            --            --           --            --            --             --
                                                    -------      --------     --------      --------       -------        -------
Net asset value, end of period ..............       $  7.25      $  16.37     $  23.13      $  21.16       $ 20.55        $ 18.22
                                                    =======      ========     ========      ========       =======        =======
Total investment return(1) ..................        (53.45)%(4)   (25.05)%      14.88%        10.85%        19.37%         28.21%
                                                    =======      ========     ========      ========       =======        =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...       $78,374      $225,036     $364,793      $139,288       $61,146        $38,406
Ratio of expenses to average net assets(2) ..          0.86%(3)      0.85%        0.85%         0.85%         0.85%          0.85%
Ratio of expenses to average net assets
  without waivers and expense
  reimbursements ............................          1.21%(3)      1.09%        1.12%         1.27%         1.38%          1.96%
Ratio of net investment income to average
  net assets(2) .............................          3.34%(3)      1.61%        0.77%         0.69%         0.41%          0.35%
Portfolio turnover rate .....................         73.06%(4)    101.98%      131.75%       104.92%        76.66%        116.60%

------------------

* Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount is less than $0.005 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects  waivers  and  reimbursements.
(3)  Annualized.
(4)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                   FOR THE
                                               SIX MONTHS ENDED                    FOR THE YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2009  ----------------------------------------------------------------
                                                  (UNAUDITED)      2008         2007         2006          2005            2004
                                              ----------------   --------     ----------    --------       -------        -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period ........       $ 14.54      $  19.06     $  21.96      $  24.94       $ 29.09        $ 22.52
                                                    -------      --------     --------      --------       -------        -------
Net investment income/(loss) ................          0.08          0.16         0.43          0.05         (0.10)         (0.13)
Net realized and unrealized gain/(loss)
  on investments and foreign currency
  transactions ..............................         (7.91)        (3.81)        0.15          1.66          8.01           8.50
                                                    -------      --------     --------      --------       -------        -------
Net increase/(decrease) in net assets
  resulting from operations .................         (7.83)        (3.65)        0.58          1.71          7.91           8.37
                                                    -------      --------     --------      --------       -------        -------
Dividends and distributions to shareholders from:
Net investment income .......................         (0.18)        (0.32)       (0.20)           --            --          (0.11)
Net realized capital gains ..................            -- +       (0.55)       (3.28)        (4.69)       (12.06)         (1.69)
                                                    -------      --------     --------      --------       -------        -------
Total dividends and distributions
  to shareholders ...........................         (0.18)        (0.87)       (3.48)        (4.69)       (12.06)         (1.80)
                                                    -------      --------     --------      --------       -------        -------
Redemption fees (Note 4)+ ...................            --            --           --            --            --             --
                                                    -------      --------     --------      --------       -------        -------
Net asset value, end of period ..............       $  6.53      $  14.54     $  19.06       $ 21.96       $ 24.94        $ 29.09
                                                    =======      ========     ========      ========       =======        =======
Total investment return(1) ..................        (54.07)%(4)   (19.78)%       0.72%         7.79%        31.57%         37.99%
                                                    =======      ========     ========      ========       =======        =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...       $67,229        $91,691    $101,052      $105,092       $55,163        $48,845
Ratio of expenses to average net assets(2) ..          1.12%(3)       1.10%       1.10%         1.10%         1.10%          1.10%
Ratio of expenses to average net assets without
  waivers and expense reimbursements ........          1.47%(3)       1.49%       1.50%         1.56%         1.71%          1.74%
Ratio of net investment income to average
  net assets(2) .............................          1.82%(3)       0.92%       1.81%         0.29%        (0.41)%        (0.49)%
Portfolio turnover rate .....................         43.37%(4)     116.34%      75.21%        91.45%        68.87%        110.69%

------------------
* Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount is less than $0.005 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects waivers and reimbursements.
(3)  Annualized.
(4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 2009 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Schneider Value Fund (the "Value Fund") and the Schneider Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund," collectively the "Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o    Level 1 -- quoted prices in active markets for identical securities
     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2009 (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' investments as of February 28, 2009 is included with each Fund's Schedule of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2009 (UNAUDITED)

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Schneider Capital Management Company ("SCM"or the "Adviser") serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 0.70% of the Value Fund's average daily net assets and 1.00% of the Small Cap Value Fund's average daily net assets, computed daily and payable monthly.

     From September 1, 2008 until December 31, 2008, the Adviser contractually agreed to limit the Value Fund's and the Small Cap Value Fund's total operating expenses to the extent that such expenses exceed 0.85% and 1.10%, respectively, of the Fund's average daily net assets. Effective January 1, 2009 until December 31, 2009, the Adviser has contractually agreed to raise these limits to 0.90% and 1.15% for the Value Fund and Small Cap Value Fund, respectively. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other Fund expenses. For the six months ended February 28, 2009, investment advisory fees and waivers of expenses were as follows:

                             GROSS ADVISORY FEES   WAIVERS NET     ADVISORY FEES
                            ---------------------  -----------     -------------
Schneider Value Fund               $434,732        $(216,131)        $218,601
Schneider Small Cap Value Fund      360,944         (122,886)         238,058

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out-of-pocket expenses. PNC voluntarily agreed to waive $7,000 annually of its administration and accounting services fees for the Small Cap Value Fund.

     Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio of the Company in proportion to its net assets of the RBB funds.

     In addition, PNC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out-of-pocket expenses. For providing custodian services to the Funds, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual rate of 0.015% of each Fund's average daily gross assets, subject to a minimum monthly fee of $1,000 per Fund, excluding transaction changes and out-of-pocket expenses.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Funds' shares pursuant to a Distribution Agreement with RBB.

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2009 (UNAUDITED)

3.   INVESTMENT IN SECURITIES

For the six months ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                    PURCHASES               SALES
                                   ------------         --------------
Schneider Value Fund               $93,950,094          $115,968,349
Schneider Small Cap Value Fund      70,076,060            32,299,158

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2009, the following shareholders held 10% or more of the outstanding shares of the Fund. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

     Schneider Small Cap Value Fund (2 shareholders)    23%

5.   FEDERAL INCOME TAX INFORMATION

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Funds' federal tax returns for each of the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     At February 28, 2009, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

                                                                                            NET UNREALIZED
                                      FEDERAL TAX       UNREALIZED         UNREALIZED        APPRECIATION/
                                        COST           APPRECIATION        DEPRECIATION      DEPRECIATION
                                   --------------      ------------     ----------------   ----------------
Schneider Value Fund               $149,367,151        $1,652,917        $(73,042,982)     $(71,390,065)
Schneider Small Cap Value Fund      123,858,826           765,661         (57,370,729)      (56,605,068)

     At August 31, 2008, the Schneider Value Fund had a capital loss carryforward of $11,810,397 available to offset future capital gains. If not utilized against future capital gains, this capital loss carryforward will expire in 2016.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Schneider Value Fund and the Schneider Small Cap Value Fund incurred post-October capital losses of $30,533,114 and $7,644,454, respectively.

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                         FEBRUARY 28, 2009 (UNAUDITED)

The tax character of dividends and distributions paid during the last fiscal year were as follows:

                                          ORDINARY INCOME       LONG-TERM GAINS      TOTAL
                                        ------------------    -----------------   -----------
Schneider Value Fund             2008        $11,583,307       $  5,640,146       $17,223,453

Schneider Small Cap Value Fund   2008        $ 1,553,403       $  2,671,636       $ 4,225,039

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

                              THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.




                                SEMIANNUAL REPORT
                               FEBRUARY 28, 2009
                                   (UNAUDITED)



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
       SEMIANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2009
--------------------------------------------------------------------------------

Fellow Shareholder:

U.S. market indices lost roughly half of their value from September 2008 through February 2009, the worst six-month period for U.S. equities that we have seen since we started managing money more than 20 years ago. During this period, the Bogle Small Cap Growth Fund (the "Fund") Investor shares declined -50.18% and Institutional shares fell -50.14%, underperforming the Russell 2000(R) benchmark decline of -46.91% by -3.27% (Investor class) and -3.23% (Institutional class). The last six months have been marked by major bank failures and bailouts, a breakdown in the global financial system and the free flow of capital, unprecedented government intervention, a severe economic contraction, an increase in unemployment, and widespread fear among investors leading to extreme risk aversion. This backdrop is discussed in more detail in the market environment section of this letter. The Fund lagged its benchmark largely due to losses in September, when fear turned to panic and the liquidation and unwinding of equity positions and exposures was most aggressive. The Fund's performance relative to its benchmark began to stabilize in late November and the Fund


[GRAPHIC OMITTED]
INVESTMENT PERFORMANCE -- PERIODS ENDING FEBRUARY 28, 2009
BOGLE FUND VS. RUSSELL 2000(R) BENCHMARK


                                                               BOGLE         RUSSELL    INVESTOR CLASS
                                               BOGLE       INSTITUTIONAL     2000(R)      NET VALUE
                                          INVESTOR CLASS       CLASS          INDEX          ADDED
                                          --------------   -------------     -------    --------------
Semiannual Period   (9/1/08 - 2/28/09)         -50.18          -50.14         -46.91        -3.27
One-Year Period     (3/1/08 - 2/28/09)         -52.05          -51.97         -42.39        -9.66
Three-Year Period   (3/1/06 - 2/28/09)         -25.34          -25.24         -17.86        -7.48
Five-Year Period    (3/1/04 - 2/28/09)         -10.89          -10.78          -6.68        -4.21
Since Inception    (10/1/99 - 2/28/09)            3.3            3.39           0.28         3.01

----------------
ALL FUND RETURNS ARE PRESENTED NET OF FEES AND INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER EARNINGS. MULTI-YEAR PERIOD RETURNS ARE ANNUALIZED.

RETURNS SHOWN REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS SHOWN ABOVE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.44% FOR THE INSTITUTIONAL CLASS AND 1.54% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS.

gained ground on the benchmark in each of the last three months of the reporting period. Semiannual performance is discussed further on pages 2-4, where we look at performance attribution and explain the results generated by our investment models during the period, including a few stock-specific examples. We then present key fundamental characteristics of the Fund and benchmark, highlighting how our risk controls impact the Fund's characteristics as compared to the Russell 2000(R). Finally, we close with an update on developments at Bogle Investment Management, L.P.

MARKET ENVIRONMENT. The latest semiannual period was the most negative six-month stretch for Russell(R) Index returns in the history of the Russell data, which generally go back thirty years to December 31, 1978. Starting on September 7th with the government bailout of Fannie Mae and Freddie Mac, the period was marked by the worst financial crisis most investors have ever seen. The Fannie/Freddie bailout was followed a week later by the failure of Lehman Brothers, the sale of Merrill Lynch, and a government rescue of insurance company AIG. The failure of Lehman and its impact on its prime brokerage clients and derivatives counterparties caused panic in the hedge fund industry where counterparty exposures are significant and assets can be wiped out, or at least tied up, in bankruptcy proceedings. By mid-September, market liquidity in general was freezing up, as banks became reluctant to provide short-term financing. The crisis in short-term markets included fears about the safety of bank accounts and money market funds. Meanwhile, hedge funds, struggling to assess and diversify counterparty risk, were also faced with sweeping government interventions. On September 19th, the Securities and Exchange Commission announced restrictions on short selling and additional short sale regulations, giving rise to aggressive short covering (on top of the liquidation-driven covering already underway). These conditions led to a massive and broad-based unwinding and deleveraging of investment positions across asset classes and across the globe. According to our investment models the selling was indiscriminate and was not based on stock-specific fundamentals. Unprecedented and drastic government actions, including the introduction of an historic bailout package for financial institutions, failed to calm investors, and equity markets plummeted further through October. Losses continued through November 20th, as investor worries were exacerbated by the near bankruptcy of U.S. auto companies and troubles at Citigroup, which required its own government rescue. U.S. equity markets bounced back from November 21st through the first few days of January, but selling pressure resumed on fears about fourth quarter and future earnings, rising unemployment rates, and continued weakness in the financial sector (including the possible nationalization of major U.S. financial institutions). The pressure did not abate in February and by the end of the month most U.S. equity market indices were flirting with their November lows. Against this backdrop, all U.S. equity market segments posted horrific performance for the six months ended February 28, 2009. In this environment, small cap stocks underperformed large cap stocks as the Russell 2000(R) Index fell -46.91% for the six-month period, compared with a return of -42.25% for the larger cap Russell 1000(R). The smallest of the small cap stocks were relatively worse performers, and the equal-weighted Russell 2000(R) fell -47.56%. Within small capitalization stocks, the growth and value benchmarks posted similar results, with growth edging out value by +0.46% (the Russell 2000(R) Growth lost -46.70%, while the Russell 2000(R) Value dropped -47.16%). Within small cap stocks, energy, industrial and basic industry were the poorest performing sectors, while the consumer growth and utilities sectors had the least negative performance.

PERFORMANCE ATTRIBUTION. As you know, it is our policy to remain close to fully invested and exposed to the small cap market, as we do not believe that we can consistently forecast market direction. We also maintain exposures that are very similar to those of our benchmark, such that the significant majority of our relative returns have historically been attributed to stock selection. This was again the case for the semiannual period, as the combination of our small cap investment models produced negative stock selection explaining most of the period's underperformance. All of the Fund's underperformance came in the first three months of the semiannual period, after which the Fund outperformed the benchmark for the last three months. Over the nearly ten years we have been managing the Fund, our general approach to stock picking has remained consistent, although the details that go into the process have evolved over time. The general attributes that our three primary models seek to identify are: 1) stocks that have demonstrated an ability to produce unexpectedly better earnings growth (the earnings expectations model); 2) companies that do not have to "manufacture" earnings growth through aggressive accounting (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). In other words, our composite model considers earnings in the context of quality (which should reduce earnings uncertainty) and valuation (which should reduce downside when we are wrong about earnings). For the latest semiannual period, on a standalone basis, the earnings expectations model produced modestly positive returns, primarily by helping us to avoid the worst performing stocks. Financial quality results were positive for the period, as the accounting-based signals produced robust returns. The short interest component of the financial quality model, whereby we favor stocks with low levels of shares held short, dragged down overall financial quality performance. This component's results were particularly hurt by hedge fund unwinding in September and throughout the fall. As hedge funds were forced to close out of (buy/cover) short positions, this extreme buying pressure had a greater positive influence on benchmark performance than on the Fund's performance (because the Fund has a smaller percentage of heavily shorted names than the benchmark). The relative valuation model produced sharply negative results from September through November, as panicked selling penalized recent poor performers more than the average stock. The model bounced back strongly in December and January, but fell back into negative territory in February.

At the end of the semiannual period, the Fund held 160 stocks and the largest holding represented 1.6% of portfolio assets. This diversification minimizes the impact any single stock can have on total Fund performance. In the stock-specific examples that follow, we will illustrate three situations where stocks underperformed the benchmark and two where our investments paid off. We first purchased DARLING INTERNATIONAL, a company that collects and recycles food service waste, in late 2007 due to its favorable changes to analysts' earnings forecasts and conservative accounting (quality) signals. These signals remained strong entering the semiannual period, but analysts began to cut estimates late last year, the company's earnings expectations score turned slightly negative, and the stock price dropped sharply. The company continues to look attractive according to our financial quality signal, and we maintain the position based on our belief that the company's strong balance sheet will support future earnings growth. CENTER FINANCIAL CORP., which provides financial services for small to medium sized business owners, entered our portfolio in early September 2008 with a strong relative valuation signal and a positive financial quality score, which reflected a relatively low level of shares held by short sellers. As it has underperformed its peers, the stock has become more attractive on a valuation basis, and short sellers continue to avoid the stock, providing some indication that other investors do not see significant further downside. We began to build a position in TENNECO, INC., a supplier to the automotive industry, in August of 2008. This stock looked attractive according to both our financial quality and relative valuation models, although earnings expectations were modestly negative. The stock maintains strong valuation and quality rankings and has also seen a sharp drop in the percentage of its shares held short. Although its near-term earnings prospects are weak, the conservative nature of the company's financial accounting could bode well for future earnings once the economy stabilizes. Turning to our successes, one of our best performers, cancer screening company MYRIAD GENETICS, had a strong financial quality ranking at the beginning of the semiannual period, and with its earnings expectations signal looking increasingly attractive as the period progressed the stock appreciated significantly. We often find that strong financial quality predicts future earnings strength; indeed, this reasoning supported our decisions to hold onto the three underperforming stocks mentioned above. Finally, we began in November 2008 to purchase COINSTAR INC., which offers coin counting and e-payment services (and has an interest in DVD rental kiosks), after the stock price had dropped by about 35%. At the time of purchase, both its financial quality and relative valuation signals looked attractive. The financial quality signal remains strong, and, despite a share price rebound of about 23% since our initial purchase and through the end of the semiannual period, the relative valuation ranking also remains attractive.

INVESTMENT POSITIONING. Fund characteristics remain in line with the benchmark. Note that small deviations from the benchmark reflected in both sector exposures and the fundamental characteristics of the Fund arise purely from the bottom up stock selection process and do not reflect attempts to actively time the overall market, style preferences, or sector rotation. As of the end of February, the Fund's median market capitalization was right in line with the benchmark. The Fund continued to have a higher analysts' expected long-term earnings growth rate (at the median) versus the benchmark. This relative exposure has increased recently as the benchmark's expected growth rate has declined more than the Fund's. The portfolio maintains its price sensitivity; price-to-earnings and price-to-sales ratios are currently below the benchmark. These ratios are at all time lows for the Fund, as market prices have been falling faster, at least so far, than earnings and revenues. Other fundamental characteristics for the portfolio and benchmark, including selected risk statistics, are shown in the table.


----------------------------------------------------------
                     FUNDAMENTAL CHARACTERISTICS
                          FEBRUARY 28, 2009
                                                   RUSSELL
                                                   2000(R)
MEDIAN                                 BOGLX        INDEX
--------                              -------     --------
Market Cap. (mil.)                      $647        $621
Estimated Long-Term
   Earnings Growth Rate                15.3%       14.3%
Price/Historical Earnings              10.1x       12.5x
Price/Forward Earnings                 10.8x       12.3x
Price/Sales                             0.7x        1.0x

RISK STATISTICS* -- SEMIANNUAL PERIOD
-------------------------------------
Annualized Standard Dev.               61.0%       63.4%
Annualized Active Risk                 13.3%
Beta with Russell 2000(R)               0.94
Cash                                    0.7%

*STANDARD DEVIATION IS A STATISTICAL  MEASURE OF THE
RANGE OF PERFORMANCE. BETA IS A MEASURE OF A PORTFOLIO'S
SENSITIVITY TO MARKET MOVEMENTS.

----------------------------------------------------------

PROGRESS AT BOGLE INVESTMENT MANAGEMENT, L.P. Our team did not change during the semiannual period, remaining at thirteen full-time professionals, five dedicated to portfolio management and research and eight focused on client service, compliance, and operations. At the end of February 2009, assets in the Fund were a little over $59 million and the Fund remains closed to new investors.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, WWW.BOGLEFUNDS.COM. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.



Respectfully,



Bogle Investment Management, L.P.
Management Office: 781-283-5000
Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)



----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT 1-877-264-5346.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 1.44% FOR THE INSTITUTIONAL CLASS AND 1.54% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

THE RUSSELL 2000(R) IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000(R) INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY AND LESS AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                               INSTITUTIONAL CLASS
                                 --------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE         EXPENSES PAID DURING
                                    SEPTEMBER 1, 2008             FEBRUARY 28, 2009                 PERIOD*
                                 -----------------------        --------------------         --------------------
Actual                                    $1,000.00                   $  498.60                     $4.64
Hypothetical
   (5% return before
   expenses)                               1,000.00                    1,018.52                      6.28

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)


                                                               INVESTOR CLASS
                                 --------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE         EXPENSES PAID DURING
                                    SEPTEMBER 1, 2008             FEBRUARY 28, 2009                 PERIOD*
                                 -----------------------        --------------------         --------------------
Actual                                    $1,000.00                   $  498.20                     $5.01
Hypothetical
   (5% return before
   expenses)                               1,000.00                    1,018.02                      6.78

----------
* Expenses are equal to the Fund's annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each class of (50.14)% for the Institutional Class and (50.18)% for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


                                                      % OF NET
        SECURITY TYPE & SECTOR CLASSIFICATION           ASSETS           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS:
      Technology                                        25.5%       $15,052,710
      Consumer Growth                                   22.3         13,170,621
      Financial                                         18.6         11,000,842
      Industrial                                        18.2         10,768,622
      Consumer Cyclical                                  8.9          5,231,381
      Energy                                             3.1          1,837,347
      Basic Industry                                     3.0          1,800,810
SHORT-TERM INVESTMENTS                                   1.1            638,771
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.7)          (385,456)
                                                       ------       -----------
      NET ASSETS                                       100.0%       $59,115,648
                                                       =====        ===========

----------
Portfolio holdings are subject to change at any time.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

COMMON STOCKS--99.6%
BASIC INDUSTRY--3.0%
   Brush Engineered Materials,
     Inc.* .......................................      14,300   $   177,320
   Carpenter Technology Corp. ....................      21,700       297,290
   Chemtura Corp. ................................     173,900        59,126
   Innophos Holdings, Inc. .......................      33,200       352,584
   Schulman (A.), Inc. ...........................      34,700       495,863
   Trex Co, Inc.* ................................      34,600       311,746
   Xerium Technologies, Inc.*.....................     154,900       106,881
                                                                 -----------
                                                                   1,800,810
                                                                 -----------

CONSUMER CYCLICAL--8.9%
   Avis Budget Group, Inc.* ......................     190,600        76,240
   Carter's, Inc.* ...............................      44,100       719,271
   Centex Corp. ..................................      47,300       293,733
   Discovery Communications,
     Inc., Class A* ..............................      43,600       676,236
   Harman International
     Industries, Inc. ............................      38,800       412,056
   Interstate Hotels & Resorts,
     Inc.* .......................................     172,800        65,664
   Lions Gate Entertainment
     Corp.* ......................................     104,600       529,276
   Modine Manufacturing Co. ......................      52,300        59,099
   Pantry, Inc., (The)* ..........................      48,400       748,264
   Tenneco, Inc.* ................................     137,300       186,728
   Timberland Co., (The),
     Class A* ....................................       6,641        74,711
   Town Sports International
     Holdings, Inc.* .............................      80,100       154,593
   WMS Industries, Inc.* .........................      29,500       534,835
   Wolverine World Wide, Inc. ....................      11,200       169,792
   World Fuel Services Corp. .....................      18,300       530,883
                                                                 -----------
                                                                   5,231,381
                                                                 -----------
CONSUMER GROWTH--22.3%
   Alkermes, Inc.* ...............................       8,300        83,664
   American Italian Pasta Co.,
     Class A* ....................................      19,800       607,662
   Arbitron, Inc. ................................      31,100       402,434



                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

CONSUMER GROWTH--(CONTINUED)
   BioScrip, Inc.* ...............................     300,415   $   447,618
   Cantel Medical Corp.* .........................      38,800       484,224
   Cardiac Science Corp.* ........................      11,400        41,496
   Catalyst Health Solutions,
     Inc.* .......................................      26,800       564,944
   Centene Corp.* ................................      27,000       458,460
   Chemed Corp. ..................................      11,000       437,910
   CRA International, Inc.* ......................      27,300       596,505
   Depomed, Inc.* ................................     219,300       383,775
   Emergency Medical Services
     Corp., Class A* .............................      14,800       453,176
   Emergent Biosolutions, Inc.* ..................      14,100       272,271
   Hanger Orthopedic Group,
     Inc.* .......................................      25,900       344,470
   ICON PLC - ADR* ...............................      24,100       494,532
   Invacare Corp. ................................      14,300       229,372
   Lancaster Colony Corp. ........................      10,800       419,904
   LHC Group, Inc.* ..............................      19,400       386,642
   Lincare Holdings, Inc.* .......................      20,800       438,256
   Lincoln Educational Services
     Corp.* ......................................      32,000       458,880
   Martek Bioscience Corp. .......................      20,500       383,965
   Myriad Genetics, Inc.* ........................       2,200       173,470
   NBTY, Inc.* ...................................      14,000       208,180
   Noven Pharmaceuticals,
     Inc.* .......................................      55,600       452,028
   Owens & Minor, Inc. ...........................       2,800        94,388
   PDL BioPharma, Inc. ...........................      79,100       464,317
   PerkinElmer, Inc. .............................      46,800       602,784
   Questcor Pharmaceuticals,
     Inc.* .......................................      80,100       389,286
   STERIS Corp. ..................................      21,200       488,872
   SXC Health Solutions Corp.*....................      32,700       634,053
   Tyson Foods, Inc., Class A.....................      53,400       450,162
   Viropharma, Inc.* .............................      42,400       175,960
   Vivus, Inc.* ..................................      63,000       253,890
   WellCare Health Plans, Inc.* ..................       3,800        34,314
   Winn-Dixie Stores, Inc.* ......................      37,100       358,757
                                                                 -----------
                                                                  13,170,621
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

ENERGY--3.1%
   Dresser-Rand Group, Inc.* .....................      31,800   $   668,118
   Mariner Energy, Inc.* .........................      36,400       336,700
   Rosetta Resources, Inc.* ......................      76,600       389,894
   Superior Well Services, Inc.* .................      45,200       259,900
   W&T Offshore, Inc. ............................      22,700       182,735
                                                                 -----------
                                                                   1,837,347
                                                                 -----------

FINANCIAL--18.6%
   Allied World Assurance Co.
     Holdings Ltd. ...............................      20,800       798,928
   American Financial Group,
     Inc. ........................................      19,500       303,420
   AmTrust Financial Services,
     Inc. ........................................      45,700       382,966
   Arch Capital Group Ltd.* ......................      11,600       626,400
   Assurant, Inc. ................................      29,600       603,840
   Astoria Financial Corp. .......................      16,400       117,260
   Calamos Asset Management,
     Inc., Class A ...............................      86,800       299,460
   Center Financial Corp. ........................      96,600       284,970
   Coinstar, Inc.* ...............................      25,900       677,026
   Conseco, Inc.* ................................     212,400       257,004
   Federated Investors, Inc.,
     Class B .....................................      29,400       554,484
   First Mercury Financial
     Corp.* ......................................      16,200       192,942
   Hanover Insurance Group,
     Inc., (The) .................................      14,800       520,516
   Imperial Capital Bancorp,
     Inc. ........................................      95,500        36,290
   Interactive Brokers Group,
     Inc., Class A* ..............................      29,400       413,070
   Janus Capital Group, Inc. .....................      49,900       220,059
   Knight Capital Group, Inc.,
     Class A* ....................................      38,000       668,420
   LaBranche & Co., Inc.* ........................      81,500       471,070
   Lender Processing Services,
     Inc. ........................................      21,000       549,990



                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

FINANCIAL--(CONTINUED)
   Maiden Holdings Ltd. ..........................     111,800   $   498,628
   Nelnet, Inc., Class A* ........................      42,200       215,220
   Penson Worldwide, Inc.* .......................      83,298       399,830
   StanCorp Financial Group,
     Inc. ........................................      13,000       233,870
   Unitrin, Inc. .................................      20,000       215,600
   Validus Holdings Ltd. .........................      11,700       280,098
   Waddell & Reed Financial,
     Inc., Class A ...............................      46,100       650,932
   White Mountains Insurance
     Group Ltd. ..................................       2,100       415,821
   Wright Express Corp.* .........................       7,700       112,728
                                                                 -----------
                                                                  11,000,842
                                                                 -----------

INDUSTRIAL--18.2%
   AerCap Holdings N.V.* .........................      73,600       237,728
   AGCO Corp.* ...................................      24,100       413,074
   AZZ, Inc.* ....................................      15,500       313,720
   Brink's Co., (The) ............................      24,700       589,589
   Chart Industries, Inc.* .......................      27,200       174,624
   CIRCOR International, Inc. ....................       8,600       191,178
   Consolidated Graphics, Inc.* ..................       6,200        83,638
   Crane Co. .....................................      18,000       271,440
   Darling International, Inc.* ..................      61,700       267,161
   Diebold, Inc. .................................      24,700       546,364
   Dycom Industries, Inc.* .......................      58,700       271,194
   DynCorp International, Inc.,
     Class A* ....................................      23,800       290,122
   Elbit Systems Ltd. ............................      10,900       471,970
   Fuel Systems Solutions, Inc.* .................      14,900       295,169
   Gardner Denver, Inc.* .........................      10,700       202,444
   Horizon Lines, Inc., Class A ..................      29,700       100,980
   Ingram Micro, Inc., Class A* ..................      38,100       414,909
   Intermec, Inc.* ...............................       6,900        69,621
   Knoll, Inc. ...................................      50,300       331,980
   Manpower, Inc. ................................      16,000       446,080
   Michael Baker Corp.* ..........................      18,800       601,788
   MYR Group, Inc.* ..............................      11,700       157,014


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

INDUSTRIAL--(CONTINUED)
   Navistar International
     Corp.* ......................................      22,800   $   642,960
   NN, Inc. ......................................      52,900        50,255
   OceanFreight, Inc. ............................     106,900       107,969
   Powell Industries, Inc.* ......................      14,200       425,148
   RiskMetrics Group, Inc.* ......................      18,300       201,117
   Robbins & Myers, Inc. .........................      11,000       177,430
   SPX Corp. .....................................      10,000       442,800
   Timken Co. ....................................      36,400       443,352
   Tredegar Corp. ................................      23,100       385,770
   Triumph Group, Inc. ...........................       2,200        79,464
   Ultralife Corp.* ..............................      51,000       375,870
   UniFirst Corp. ................................       2,800        67,088
   WABCO Holdings, Inc. ..........................      36,100       365,332
   WESCO International, Inc.*.. ..................      15,800       262,280
                                                                 -----------
                                                                  10,768,622
                                                                 -----------

TECHNOLOGY--25.5%
   Acme Packet, Inc.* ............................      15,200        66,728
   Advent Software, Inc.* ........................       5,800       157,992
   Alvarion Ltd.* ................................      96,250       297,413
   Applied Micro Circuits
     Corp.* ......................................      62,100       224,181
   Applied Signal Technology,
     Inc. ........................................         800        15,296
   Avocent Corp.* ................................      36,000       431,280
   BigBand Networks, Inc.* .......................      97,000       527,680
   Brocade Communications
     Systems, Inc.* ..............................     105,300       292,734
   ClickSoftware Technologies
     Ltd.* .......................................      54,150       160,284
   Coherent, Inc.* ...............................      12,000       183,600
   Conexant Systems, Inc.* .......................     136,800        60,438
   EarthLink, Inc.* ..............................      29,300       184,590
   GigaMedia Ltd.* ...............................      75,600       442,260
   Himax Technologies, Inc.
     ADR .........................................     122,800       202,620
   i2 Technologies, Inc.* ........................      89,000       666,610


                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

TECHNOLOGY--(CONTINUED)
   Integrated Device
     Technology, Inc.* ...........................      88,000   $   394,240
   InterDigital, Inc.* ...........................      23,000       675,740
   JDS Uniphase Corp.* ...........................     153,600       423,936
   Magma Design Automation,
     Inc.* .......................................      53,000        58,300
   MicroStrategy, Inc., Class A* .................      11,000       401,830
   NCR Corp.* ....................................      62,300       493,416
   Net Servicos de
     Comunicacao SA - ADR* .......................      45,100       280,973
   Novatel Wireless, Inc.* .......................       9,700        52,962
   NTELOS Holdings Corp. .........................      26,400       506,088
   Orbital Sciences Corp.* .......................      16,500       233,475
   OSI Systems, Inc.* ............................      26,000       410,800
   Pegasystems, Inc. .............................       8,200       117,506
   Photronics, Inc.* .............................      91,700        84,364
   QLogic Corp.* .................................      36,700       338,374
   RadiSys Corp.* ................................      82,300       502,030
   RealNetworks, Inc.* ...........................     159,700       367,310
   S1 Corp.* .....................................     117,000       666,900
   Sapient Corp.* ................................      62,900       240,907
   Shanda Interactive
     Entertainment Ltd. - ADR* ...................      26,600       873,012
   Sierra Wireless, Inc.* ........................      11,700        45,630
   Soapstone Networks, Inc.* .....................     141,200       464,548
   Sohu.com, Inc.* ...............................      11,500       568,100
   Synopsys, Inc.* ...............................      30,900       575,667
   Take-Two Interactive
     Software, Inc. ..............................      66,900       414,111
   TeleCommunication
     Systems, Inc. Class A* ......................      96,200       793,650
   Teradyne, Inc.* ...............................     107,100       442,323
   TIBCO Software, Inc.* .........................      90,200       435,666
   TradeStation Group, Inc.* .....................      51,900       277,146
                                                                 -----------
                                                                  15,052,710
                                                                 -----------

     TOTAL COMMON STOCKS
       (Cost $93,503,728).....................................    58,862,333
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES     VALUE
                                                      ---------  -----------

SHORT-TERM INVESTMENTS--1.1%
   Columbia Prime Reserves Fund..................      638,771   $   638,771
                                                                 -----------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $638,771)........................................       638,771
                                                                 -----------

TOTAL INVESTMENTS--100.7%
   (Cost $94,142,499).........................................    59,501,104
                                                                 -----------

LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.7)%.......................................      (385,456)
                                                                 -----------

NET ASSETS--100.0%............................................   $59,115,648
                                                                 ===========

----------
ADR -- American Depository Receipt.
* Non-income producing.


                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                                    INVESTMENTS
                                                                        IN
                             VALUATION INPUTS                       SECURITIES
                      ----------------------------------            -----------
Level 1 - Quoted Prices ......................................      $59,501,104
Level 2 - Other Significant Observable Inputs ................               --
Level 3 - Significant Unobservable Inputs ....................               --
                                                                    -----------
Total ........................................................      $59,501,104
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


ASSETS
   Investments, at value (Cost $94,142,499) ...........................     $ 59,501,104
   Receivables
     Investments sold .................................................        1,484,439
     Capital shares sold ..............................................           50,345
     Dividends and interest ...........................................           48,874
     Prepaid expenses and other assets ................................           16,252
                                                                            ------------
       Total assets ...................................................       61,101,014
                                                                            ------------
LIABILITIES
   Payables
     Investments purchased ............................................        1,710,834
     Capital shares redeemed ..........................................          120,843
     Directors' and officers' fees ....................................           27,723
     Investment adviser and shareholder servicing fees ................           26,111
     Other accrued expenses and liabilities ...........................           99,855
                                                                            ------------
       Total liabilities ..............................................        1,985,366
                                                                            ------------
   Net assets .........................................................     $ 59,115,648
                                                                            ============
NET ASSETS
   Paid-in capital ....................................................      167,721,418
   Accumulated net investment loss ....................................         (186,422)
   Accumulated net realized loss from investments .....................      (73,777,953)
   Net unrealized depreciation on investments .........................      (34,641,395)
                                                                            ------------
   Net assets .........................................................     $ 59,115,648
                                                                            ============
INSTITUTIONAL CLASS
   Net assets .........................................................     $ 24,119,852
                                                                            ------------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized)        2,789,187
                                                                            ------------
   Net asset value, offering and redemption price per share ...........     $       8.65
                                                                            ============
INVESTOR CLASS
   Net assets .........................................................     $ 34,995,796
                                                                            ------------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized)        4,096,323
                                                                            ------------
   Net asset value, offering and redemption price per share ...........     $       8.54
                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                   (UNAUDITED)


INVESTMENT INCOME
   Dividends (Net of foreign witholding taxes of $1,083) ................     $    423,770
                                                                              ------------
      Total investment income ...........................................          423,770
                                                                              ------------
EXPENSES
   Advisory fees ........................................................          468,409
   Administration and accounting fees ...................................           93,245
   Transfer agent fees ..................................................           69,721
   Directors' and officers' fees ........................................           36,355
   Professional fees ....................................................           29,975
   Shareholder servicing fees ...........................................           24,681
   Printing and shareholder reporting fees ..............................           19,852
   Registration and filing fees .........................................           17,356
   Custodian fees .......................................................           17,302
   Other expenses .......................................................           14,776
                                                                              ------------
      Total expenses before waivers .....................................          791,672

      Less: waivers .....................................................         (181,480)
                                                                              ------------
   Net expenses after waivers ...........................................          610,192
                                                                              ------------
   Net investment loss ..................................................         (186,422)
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
      Net realized loss from investments ................................      (45,722,414)
      Net change in unrealized appreciation/(depreciation) on investments      (30,771,227)
                                                                              ------------
   Net realized and unrealized loss from investments ....................      (76,493,641)
                                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................     $(76,680,063)
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                               FOR THE SIX MONTHS
                                                                                      ENDED            FOR THE YEAR
                                                                                FEBRUARY 28, 2009          ENDED
                                                                                   (UNAUDITED)        AUGUST 31, 2008
                                                                               -------------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................................     $    (186,422)        $ (1,640,130)
   Net realized loss from investments........................................       (45,722,414)         (25,550,402)
   Net change in unrealized depreciation
     from investments........................................................       (30,771,227)         (28,210,112)
                                                                                  -------------         ------------
Net decrease in net assets resulting from operations.........................       (76,680,063)         (55,400,644)
                                                                                  -------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains
     Institutional Class.....................................................                --          (24,591,377)
     Investor Class..........................................................                --          (16,794,653)
                                                                                  -------------         ------------
Net decrease in net assets from distributions to shareholders................                --          (41,386,030)
                                                                                  -------------         ------------
CAPITAL SHARE TRANSACTIONS(1)
   Decrease in net assets from share transactions
     Institutional Class.....................................................       (23,250,992)         (56,500,835)
     Investor Class..........................................................        (7,976,053)         (12,856,585)
                                                                                  -------------         ------------
Net decrease in net assets from capital share transactions...................       (31,227,045)         (69,357,420)
                                                                                  -------------         ------------
Total decrease in net assets.................................................      (107,907,108)        (166,144,094)

NET ASSETS
   Beginning of period.......................................................       167,022,756          333,166,850
                                                                                  -------------         ------------
   End of period.............................................................     $  59,115,648         $167,022,756
                                                                                  =============         ============
Undistributed net investment loss, end of period.............................     $    (186,422)        $         --
                                                                                  =============         ============

----------
(1) See note 4 in the Notes to Financial Statements

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                              INSTITUTIONAL CLASS
                                               ----------------------------------------------------------------------------------
                                                 FOR THE       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                               SIX MONTHS       YEAR          YEAR           YEAR           YEAR          YEAR
                                                  ENDED         ENDED         ENDED          ENDED          ENDED         ENDED
                                                 2/28/09       8/31/08       8/31/07        8/31/06        8/31/05       8/31/04
                                               ----------      -------       --------       --------       --------      --------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......      $ 17.35       $ 24.61       $  27.74       $  28.78       $  24.99      $  22.71
                                                 -------       -------       --------       --------       --------      --------
Net investment loss........................        (0.02)*       (0.13)*        (0.08)*        (0.16)*        (0.22)        (0.16)*
Net realized and unrealized gain/(loss)
   from investments........................        (8.68)        (3.99)          2.74           3.08           6.49          2.44
                                                 -------       -------       --------       --------       --------      --------
Net increase/(decrease) in net assets
   resulting from operations...............        (8.70)        (4.12)          2.66           2.92           6.27          2.28
                                                 -------       -------       --------       --------       --------      --------
Distributions to shareholders from:

Net realized capital gains.................           --         (3.14)         (5.79)         (3.96)         (2.48)           --
                                                 -------       -------       --------       --------       --------      --------
Net asset value, end of period.............       $ 8.65       $ 17.35       $  24.61       $  27.74       $  28.78      $  24.99
                                                 =======       =======       ========       ========       ========      ========
Total investment return(1).................       (50.14)%      (19.33)%        10.29%         12.46%         27.34%        10.04%
                                                 =======       =======       ========       ========       ========      ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)..      $24,120       $84,546       $197,415       $189,920       $177,359      $175,642
Ratio of expenses to average net assets
   with waivers and reimbursements.........         1.25%(2)      1.25%          1.25%          1.25%          1.25%         1.25%
Ratio of expenses to average net assets
   without waivers and reimbursements......         1.63%(2)      1.44%          1.43%          1.43%          1.46%         1.44%
Ratio of net investment loss to average
   net assets..............................        (0.33)%(2)    (0.64)%        (0.30)%        (0.55)%        (0.73)%       (0.61)%
Portfolio turnover rate....................        82.86%       162.10%        142.45%        126.64%        129.18%       129.18%

 *  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                 INVESTOR CLASS
                                               ----------------------------------------------------------------------------------
                                                 FOR THE       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                               SIX MONTHS       YEAR          YEAR           YEAR           YEAR          YEAR
                                                  ENDED         ENDED         ENDED          ENDED          ENDED         ENDED
                                                 2/28/09       8/31/08       8/31/07        8/31/06        8/31/05       8/31/04
                                               ----------      -------       --------       --------       --------      --------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......      $ 17.14       $ 24.38       $  27.56       $  28.65       $  24.91      $  22.65
                                                 -------       -------       --------       --------       --------      --------
Net investment loss........................        (0.03)*       (0.14)*        (0.10)*        (0.18)*        (0.23)        (0.18)*
Net realized and unrealized gain/(loss)
   from investments........................        (8.57)        (3.96)          2.71           3.05           6.45          2.44
                                                 -------       -------       --------       --------       --------      --------
Net increase/(decrease) in net assets
   resulting from operations...............        (8.60)        (4.10)          2.61           2.87           6.22          2.26
                                                 -------       -------       --------       --------       --------      --------
Distributions to shareholders from:

Net realized capital gains.................           --         (3.14)         (5.79)         (3.96)         (2.48)           --
                                                 -------       -------       --------       --------       --------      --------
Net asset value, end of period.............      $  8.54       $ 17.14       $  24.38       $  27.56       $  28.65      $  24.91
                                                 =======       =======       ========       ========       ========      ========
Total investment return(1).................       (50.18)%      (19.45)%        10.15%         12.33%         27.22%         9.98%
                                                 =======       =======       ========       ========       ========      ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)..      $34,996       $82,477       $135,752       $147,471       $134,054      $124,031
Ratio of expenses to average net assets
   with waivers and reimbursements.........         1.35%(2)      1.35%          1.35%          1.35%          1.35%         1.35%
Ratio of expenses to average net assets
   without waivers and reimbursements......         1.75%(2)      1.54%          1.53%          1.53%          1.56%         1.54%
Ratio of net investment loss to average
   net assets..............................        (0.45)%(2)    (0.74)%        (0.40)%        (0.65)%        (0.83)%       (0.70)%
Portfolio turnover rate....................        82.86%       162.10%        142.45%        126.64%        129.18%       129.18%

 *  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o  Level 1 -- quoted prices in active markets for identical securities

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)


     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bogle Investment Management, L.P. (the "Adviser" or "Bogle") serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six-month period ended February 28, 2009, investment advisory fees and waivers of the Fund were as follows:

                          GROSS                             NET
                      ADVISORY FEES       WAIVERS      ADVISORY FEES
                      -------------     ----------     -------------
                        $468,409        $(175,625)       $292,784

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of the PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets, subject to a minimum of $6,250 per month. The Fund also pays a monthly multiple class fee of $1,875 per additional class. In addition, PNC serves as the Fund's transfer and dividend disbursing agent.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     PNC has voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six-month period ended February 28, 2009, administration and accounting services fees and waivers of the Fund were as follows:

                GROSS ADMINISTRATION                   NET ADMINISTRATION
                   AND ACCOUNTING                        AND ACCOUNTING
                    SERVICES FEES         WAIVERS        SERVICES FEES
                --------------------     ---------     ------------------
                        $93,245           $(5,855)           $87,390

     Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PNC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee subject to a minimum monthly fee of $6,000 plus out of pocket expenses.

     For providing custodial services to the Fund, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets subject to a minimum monthly fee of $1,500.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB.

     The Fund will not pay PNC or PNC's affiliates at a later time for any amounts waived or any amounts assumed.

3.   INVESTMENT IN SECURITIES

     For the six-month period ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                             INVESTMENT SECURITIES
                                        -------------------------------
                                         PURCHASES            SALES
                                        -----------        ------------
                                        $81,447,254        $111,522,499

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2009, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:


                                                                          INSTITUTIONAL CLASS
                                                   -----------------------------------------------------------------
                                                              FOR THE
                                                          SIX MONTHS ENDED                          FOR THE
                                                          FEBRUARY 28, 2009                       YEAR ENDED
                                                             (UNAUDITED)                        AUGUST 31, 2008
                                                   ------------------------------       ----------------------------
                                                     SHARES             VALUE             SHARES            VALUE
                                                   ----------        ------------       ----------      ------------
Sales..........................................       189,891        $  2,156,753          753,671      $ 14,498,333
Reinvestments..................................            --                  --        1,096,153        23,830,362
Redemptions....................................    (2,275,070)        (25,407,745)      (4,997,050)      (94,829,530)
                                                   ----------        ------------       ----------      ------------
Net Decrease...................................    (2,085,179)       $(23,250,992)      (3,147,226)     $(56,500,835)
                                                   ==========        ============       ==========      ============



                                                                              INVESTOR CLASS
                                                   -----------------------------------------------------------------
                                                              FOR THE
                                                          SIX MONTHS ENDED                          FOR THE
                                                          FEBRUARY 28, 2009                       YEAR ENDED
                                                             (UNAUDITED)                        AUGUST 31, 2008
                                                   ------------------------------       ----------------------------
                                                     SHARES             VALUE             SHARES            VALUE
                                                   ----------        ------------       ----------      ------------
Sales..........................................       157,597        $  1,654,279          190,305      $  3,624,195
Reinvestments..................................            --                  --          745,852        16,043,279
Redemptions....................................      (872,874)         (9,630,332)      (1,691,787)      (32,524,059)
                                                   ----------        ------------       ----------      ------------
Net Decrease...................................      (715,277)       $ (7,976,053)        (755,630)     $(12,856,585)
                                                   ==========        ============       ==========      ============

     As of February 28, 2009, the Fund had three shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that amounted to 34% of the total shares outstanding of the Fund.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


5.   FEDERAL INCOME TAX INFORMATION

     Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

     At February 28, 2009, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

         FEDERAL TAX      UNREALIZED       UNREALIZED      NET UNREALIZED
            COST         APPRECIATION     DEPRECIATION      DEPRECIATION
         -----------     ------------     ------------     ---------------
         $94,142,497       $2,104,406     $(36,745,799)     $(34,641,393)

     On August 31, 2008, the Fund had $2,386,627 of capital loss carryforwards available to offset future capital gains. This capital loss carryforward will expire on August 31, 2016.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Fund deferred post-October capital losses of $22,208,358.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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






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






                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

ADMINISTRATOR
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

[LOGO OMITTED]
 BEAR
STEARNS




[GRAPHIC OMITTED]





                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                                       OF
                               THE RBB FUND, INC.






                               SEMI-ANNUAL REPORT

                                February 28, 2009

                                   (Unaudited)







This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
            SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 28, 2009
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to present the Bear Stearns CUFS MLP Mortgage Portfolio ("the Portfolio") semi-annual report covering the six-month period ended February 28, 2009. Portfolio performance information, market commentary and our outlook for the period ended February 28, 2009 follows. We encourage you to carefully review the enclosed information to stay informed.

PORTFOLIO PERFORMANCE AND MARKET REVIEW:

From September 1, 2008 through February 28, 2009 the Portfolio generated a periodic total return of -20.13% net of expenses. The Portfolio's primary benchmark, the Barclays Capital 1- to 3-month U.S. Treasury Bill Index returned 0.40% during the same period, while an index tracking 1-month LIBOR returned 1.04%. The 30-day yield of the Portfolio at the end of the period was 8.56%, compared to a yield of 0.26% for the Portfolio's benchmark and 0.50% for the 1-month LIBOR.

Over the past six months, the size and scope of the damage caused by the immobilization of credit markets grew to historic proportions and took an enormous toll on the financial markets and the global economy. The failure of Lehman Brothers and the government takeovers of Fannie Mae, Freddie Mac and AIG precipitated significant declines in equity markets and numerous global policy actions to attempt to stabilize the financial system and markets. Most meaningful for the Portfolio has been the Federal Reserve's efforts to cut its target rate to between 0% and 0.25% and to purchase up to $500 billion in agency mortgages and $100 billion in agency debt by mid-2009.

Volatility in mortgage-backed securities has therefore been highly elevated as it has swung between the paralyzing illiquidity of significant financial deleveraging and investors' response to government policies targeted at the mortgage markets. Agency mortgage spreads hit all-time highs in November, and agency mortgages underperformed duration-matched Treasuries by -201 basis points
(bps) from August 31 to November 30, 2008. However, mortgage spreads began to recover in the first months of 2009, and agency mortgages only underperformed duration-matched Treasuries by a net -35 bps from August 31, 2008 to February 28, 2009.

Most important to the performance of the Portfolio, prime and Alt-A non-agency mortgage markets saw some of their most dramatic selling of the credit crisis, driven by market participants in need of delevering. While price declines leveled off in October and January on investor hopes for relief from the government's Troubled Asset Recovery Program and expectations around a new federal administration, they plummeted in November and February to new lows representing significant housing distress. Pricing has also been aggravated as the rating agencies have taken sweeping actions, with thousands of downgrades in February alone. While these downgrades don't have any direct impact on the cashflows of these assets, they do reflect the rating agencies' view on possible impairment and have put technical pressure on pricing as holders who are sensitive to certain ratings levels are forced to liquidate positions.

PORTFOLIO POSITIONING AND MARKET OUTLOOK:

The focus of the Portfolio continues to be a combination of agency-backed and private label mortgage securities. More so than in the past, positioning is increasingly being influenced by anticipated government policy actions. In particular, the Obama administration's Homeowner Affordability and Stability Program has confirmed investor fears that the government would do as much as it could to facilitate refinancing by agency mortgage borrowers. Given the increased risk to prepayment forecasts and hedging activities, we have sold higher coupon mortgage holdings to buy lower coupon mortgage securities. We have also sold generic interest-only positions to buy smaller-balance inverse interest-only positions to help to mitigate our exposure to prepayments by higher credit quality borrowers.

Fundamentally, the non-agency sector remains challenged as a result of continued weakening in housing and the growing pipeline of delinquencies and foreclosures. We will continue to monitor the Obama administration's homeowner relief program will have sufficient impact to help restore the non-agency mortgage sector. We believe, however, that pricing levels in most parts of the non-agency market sufficiently compensate investors for uncertainty regarding the timing and amount of eventual cashflows.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
      SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 28, 2009 (CONCLUDED)


We believe the Portfolio is poised to benefit from an economic recovery, in which stimulus will play a crucial part. With regard to monetary policy, the efficacy of the Fed's focus on both balance sheet expansion and a change in the composition of the balance sheet toward risky assets will determine how quickly financial conditions can ease. Fiscal stimulus is also vital to recovery, and the package enacted is quite front-loaded and may boost near-term growth. However, there remains much downside risk. In particular, some recovery in confidence is necessary for fiscal and monetary policy to work. Right now the economy is stuck in a vicious cycle of low confidence resulting in decreased business and consumer activity which results in still lower confidence. This impacts hiring and capital spending by businesses and household spending by individuals and families. This cycle has to be broken in order for a recovery to take hold.

With all of the concerns stated above in mind, we appreciate the trust you have placed in us and remain focused on achieving the Portfolio's long term investment goals.



Best regards,



Wade Charles Barnett                       Andrew Headley, CFA
Senior Managing Director, CUFS(R)          Managing Director
Bear Stearns, a Division of JP Morgan      Bear Stearns, a Division of JP Morgan






   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS. RETURNS INCLUDE THE
                            REINVESTMENT OF INCOME.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                                PERFORMANCE DATA
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------
                                       TOTAL RETURNS AS OF FEBRUARY 28, 2009


                                                                                                   Average Annual
                                                                                                    Total Returns
                                                                        Six-Month     1 Year      Since Inception*
                                                                        ---------    --------     ----------------
Bear Stearns CUFS(R) MLP Mortgage Portfolio(1)                           -20.13%      -25.46%         -10.49%
Barclay's Capital 1 to 3 Month U.S. Treasury Bill Index(2)                 0.40%        1.27%           4.02%
1 Month LIBOR(3)                                                           0.99%        2.35%           3.06%

------------------------------------------------------------------------------------------------------------------


PERFORMANCE QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED ABOVE. CALL CUFS(R) AT 1-800-519-CUFS (2837) FOR RETURNS CURRENT TO THE MOST RECENT MONTH-END. THE PORTFOLIO'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.80%. THE PERFORMANCE DATA REFLECTS FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS AND EXPENSE REIMBURSEMENTS WERE NOT IN EFFECT.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

--------------------
*   The inception date of the Portfolio was December 19, 2006.
(1) Net of fees and expenses.
(2) The Barclay's Capital 1-3 Month U.S. Treasury Bill Index is the 1-3 Month component of the Barclay's Capital U.S. Treasury Bills Index. The Barclay's Capital U.S. Treasury Bill Index includes U.S. Treasury Bills with a remaining maturity from 1 month up to (but not including) 12 months. It excludes zero coupon strips.
(3) The 1-Month LIBOR is a constant maturity index of the London Interbank Offering Rate established to reflect the total return of the 1-Month LIBOR rate. Source: Merrill Lynch.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FUND EXPENSE EXAMPLE
                                   (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from September 1, 2008 through February 28, 2009, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

                                       -------------------------------------------------------------------------
                                       BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING
                                          SEPTEMBER 1, 2008          FEBRUARY 28, 2009            PERIOD*
                                       -----------------------     --------------------     --------------------
Actual                                        $1,000.00                 $  798.70                  $2.68

Hypothetical
   (5% return before expenses)                 1,000.00                  1,021.78                   3.01


--------------------
*Expenses are equal to the Portfolio's annualized six-month expense ratio of 0.60%, which includes waived fees or reimbursed expenses, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line is based on the actual six-month total return of (20.13%).

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


                                                                         % OF NET
                SECURITY TYPE/INDUSTRY CLASSIFICATION                     ASSETS             VALUE
-----------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES                               57.1%         $ 57,846,250
COLLATERALIZED MORTGAGE OBLIGATIONS                                        48.6            49,251,201
MORTGAGE DERIVATIVES                                                       15.1            15,311,949
U.S. TREASURY OBLIGATIONS                                                   0.4               403,625
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (21.2)          (21,543,349)
                                                                          ------         ------------
NET ASSETS                                                                100.0%         $101,269,676
                                                                          ======         ============

----------------
      Portfolio holdings are subject to change at any time.










    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


                                    MOODY'S/        PAR            FAIR
                                    S&P (b)       (000'S)          VALUE
                                    --------      -------      ------------
GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES--57.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION--16.9%
  5.923% 08/01/36 (a)                Aaa/AAA      $ 5,623      $  5,859,293
  5.969% 09/01/36 (a)                Aaa/AAA        3,633         3,758,306
  5.871% 11/01/36 (a)                Aaa/AAA        2,899         3,016,395
  5.807% 08/01/37 (a)                Aaa/AAA        4,413         4,586,846
                                                               ------------
                                                                 17,220,840
                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.1%
  6.030% 10/01/36 (a)                Aaa/AAA        2,764         2,861,985
  6.091% 10/01/36 (a)                Aaa/AAA        1,547         1,602,714
  5.500% 12/01/36                    Aaa/AAA          573           588,195
  5.865% 12/01/36 (a)                Aaa/AAA        1,862         1,930,478
  5.500% 03/01/37 TBA                Aaa/AAA       15,000        15,365,625
  5.560% 09/01/37 (a)                Aaa/AAA        2,651         2,747,350
  4.500% 03/01/39 TBA                Aaa/AAA       15,500        15,529,063
                                                               ------------
                                                                 40,625,410
                                                               ------------
TOTAL GOVERNMENT AGENCY
  MORTGAGE-BACKED
  SECURITIES
  (Cost $56,931,076) ....................................        57,846,250
                                                               ------------
MORTGAGE DERIVATIVES--15.1%
FANNIE MAE (IO)--8.9%
  4.500% 12/01/18                    Aaa/AAA        6,872           756,916
  4.500% 01/01/19                    Aaa/AAA        6,843           752,142
  4.500% 03/01/20                    Aaa/AAA        2,510           273,581
  4.500% 03/01/20                    Aaa/AAA        2,599           286,171
  5.500% 05/25/23                    Aaa/AAA        1,640           255,529
  5.500% 07/25/28                    Aaa/AAA       18,336           597,860
  5.000% 10/01/33                    Aaa/AAA        9,757         1,279,303
  5.000% 12/01/33 (a)                Aaa/AAA        1,770           177,141
  5.000% 12/01/33                    Aaa/AAA        3,033           337,388
  5.000% 08/01/34                    Aaa/AAA        3,125           458,860
  5.500% 04/01/36                    Aaa/AAA        7,446           753,093
  5.500% 04/01/36                    Aaa/AAA       12,444         1,394,371
  6.826% 08/25/36 (a)                Aaa/AAA        5,878           562,480
  5.000% 10/01/36                    Aaa/AAA        8,203         1,173,466
                                                               ------------
                                                                  9,058,301
                                                               ------------
FANNIE MAE (PO)--1.1%
  5.500% 06/25/36                    Aaa/AAA        1,329         1,086,286
                                                               ------------
FREDDIE MAC (IO)--2.0%
  5.500% 07/15/16                    Aaa/AAA        1,144            81,604
  5.000% 07/15/23                    Aaa/AAA        1,525             4,228
  5.500% 05/15/24                    Aaa/AAA        1,870            22,952
  5.500% 12/15/24                    Aaa/AAA        1,464            21,374
  6.676% 02/25/32 (a)                Aaa/AAA        6,625           598,959
  6.030% 06/15/36 (a)                Aaa/AAA        3,279           271,899
  6.125% 09/15/36 (a)                Aaa/AAA        6,190           467,856
  6.195% 11/15/36 (a)                Aaa/AAA        6,109           512,519
                                                               ------------
                                                                  1,981,391
                                                               ------------


                                    MOODY'S/        PAR            FAIR
                                    S&P (b)       (000'S)          VALUE
                                    --------      -------      ------------
MORTGAGE DERIVATIVES--(CONTINUED)
FREDDIE MAC (PO)--2.0%
  4.000% 09/15/35                    Aaa/AAA      $ 1,190      $    998,866
  5.896% 09/15/36                    Aaa/AAA        1,198         1,049,161
                                                               ------------
                                                                  2,048,027
                                                               ------------
NON-AGENCY (IO)--1.1%
  CWALT Series 2006-43CB IO
    6.000% 02/25/37                  Aaa/AAA        5,112         1,137,944
                                                               ------------
TOTAL MORTGAGE DERIVATIVES
  (Cost $20,690,000) ....................................        15,311,949
                                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--48.6%
  Banc of America Mortgage
    Securities, Inc. Series 2005-H (a)
    4.803% 09/25/35                  Aaa/AAA        2,000           998,438
  Banc of America Mortgage
    Securities, Inc. Series 2006-B (a)
    6.153% 10/20/46                  Aaa/BB         4,096         1,875,905
  Banc of America Mortgage
    Securities, Inc. Series 2007-3
    6.000% 09/25/37                  Aaa/AAA        4,468         3,452,671
  Citigroup Mortgage Loan
    Trust, Inc. Series 2007-AR8 (a)
    5.913% 07/25/37                  Baa3/BB        4,056         2,199,452
  Countrywide Asset-Backed
    Certificates Series 2004-AB2 (a)
    1.074% 05/25/36                  Aa3/AA           500           148,446
  Countrywide Home Loan
    Mortgage Pass-Through
    Trust Series 2003-3 (a)
    0.974% 04/25/18                  Aaa/AAA        1,082         1,073,207
  Countrywide Home Loan
    Mortgage Pass-Through
    Trust Series 2007-HY1 (a)
    5.678% 04/25/37                  Aaa/AAA        2,318           626,182
  CWALT Series 2006-43CB
    6.000% 02/25/37                  Aaa/BBB-       1,226           710,144
  CWALT Series 2006-HY13 (a)
    5.894% 02/25/37                  Aaa/A         10,798         2,745,330
  CWALT Series 2006-J2
    6.000% 04/25/36                  Aa3/AAA        7,198         4,582,178
  CWALT Series 2007-2CB
    5.750% 03/25/37                  Aa1/AAA        4,947         1,100,954
  CWALT Series 2007-J2
    6.000% 07/25/37                  Aa2/AAA        1,750           932,344
  Fannie Mae REMICS
    Series 2002-77
    5.500% 11/25/27                  Aaa/AAA        2,065         2,066,122
  Fannie Mae REMICS
    Series 2003-1
    5.500% 04/25/28                  Aaa/AAA        9,228         9,304,766
  Fannie Mae REMICS
    Series 2005-25 (a)
    0.824% 04/25/35                  Aaa/AAA        2,135         1,974,720
  First Horizon Asset
    Securities, Inc.
    Series 2006-AR1 (a)
    5.865% 05/25/36                  Aaa/BBB        3,583         1,100,281


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


                                    MOODY'S/        PAR            FAIR
                                    S&P (b)       (000'S)          VALUE
                                    --------      -------      ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--(CONTINUED)
  Freddie Mac REMIC
    Series 2995 (a)
    0.855% 06/15/35                  Aaa/AAA      $ 1,787      $  1,765,745
  JPMorgan Mortgage Trust
    Series 2005-A4 (a)
    5.167% 07/25/35                  Aaa/AAA        1,187           897,295
  JPMorgan Mortgage Trust
    Series 2005-A6 (a)
    4.972% 08/25/35                  Aaa/AAA          772           467,559
  Residential Asset
    Securitiation Trust
    Series 2007-A5
    6.000% 05/25/37                  Aaa/AAA        1,565           909,097
  Residential Funding
    Mortgage Securities I
    Series 2006-SA4 (a)
    6.123% 11/25/36                  A2/A           6,709         3,554,862
  Residential Funding
    Mortgage Securities I
    Series 2007-SA2 (a)
    5.663% 04/25/37                  B3/B           4,103         1,614,520
  Washington Mutual, Inc.
    Series 2007-HY3 (a)
    5.338% 03/25/37                  Aaa/BBB        1,647           577,948
  Washington Mutual, Inc.
    Series 2007-HY4 (a)
    5.491% 04/25/37                  Aaa/BBB        3,891         1,858,251


                                    MOODY'S/        PAR            FAIR
                                    S&P (b)       (000'S)          VALUE
                                    --------      -------      ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--(CONTINUED)
  Wells Fargo Mortgage
    Backed Securities Trust
    Series 2007-10
    6.250% 07/25/37                  A2/AAA       $ 3,928      $  2,714,784
                                                               ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $86,908,447) ....................................        49,251,201
                                                               ------------
U.S. TREASURY OBLIGATIONS--0.4%
U.S. TREASURY NOTE--0.4%
  U.S. Treasury Notes
    1.500% 10/31/10                                   400           403,625
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $402,334) .......................................           403,625
                                                               ------------
TOTAL INVESTMENTS--121.2%
  (Cost $164,931,857) ...................................       122,813,025

LIABILITIES IN EXCESS OF OTHER
  ASSETS (c)--(21.2)% ...................................       (21,543,349)
                                                               ------------

NET ASSETS--100.0% ......................................      $101,269,676
                                                               ============

-----------------------
IO   Interest Only
PO   Principal Only
TBA  To Be Announced
(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.
(b) Where S&P rating is not available, Fitch rating is substituted, if available.



(c) Liabilities in excess of other assets include interest rate swaps as follows:

                                 NOTIONAL
                 TERMINATION      AMOUNT       FIXED       FLOATING        UNREALIZED
COUNTERPARTY        DATE          (000)        RATE         RATE         (DEPRECIATION)
------------     -----------     --------     ------    -------------    --------------

Deutsche Bank*     09/17/2013    $20,000      4.520%    3 MONTH LIBOR      $(2,057,279)
                                                                           ===========

* Portfolio pays the fixed rate and receives the floating rate.

(d) All or a portion of the security was held as collateral for the following Futures contracts open at February 28, 2009:

  NUMBER                                                             VALUE            VALUE          UNREALIZED
    OF                                              EXPIRATION     AT TRADE             AT           APPRECIATION
CONTRACTS                      TYPE                    MONTH         DATE            02/28/09       (DEPRECIATION)
---------          ---------------------------      ----------    ------------      -----------     --------------
Long Positions:
    50                90 Day Euro                      03/2009    $12,229,639       $12,339,063       $ 109,424
    25                90 Day Euro                      03/2010      6,127,580         6,145,625          18,045
   115              U.S. Treasury
                     10 Year Note                      06/2009     13,980,010        13,803,594        (176,416)
Short Positions:
    51              U.S. Treasury
                      2 Year Note                      06/2009     11,000,592        11,047,078         (46,486)
    57              U.S. Treasury
                      5 Year Note                      06/2009      6,670,105         6,645,398          24,707
                                                                                                      ---------
                                                                                                      $ (70,726)
                                                                                                      =========


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2009 (UNAUDITED)


                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Portfolio's assets carried at fair value:

                                                   INVESTMENTS         OTHER
                                                       IN            FINANCIAL
                  VALUATION INPUTS                 SECURITIES       INSTRUMENTS
                  ----------------                ------------      -----------
Level 1 -- Quoted Prices ........................ $         --      $        --
Level 2 -- Other Significant Observable Inputs ..  122,813,025       (2,128,005)
Level 3 -- Significant Unobservable Inputs ......           --               --
                                                  ------------      -----------
Total ........................................... $122,813,025      $(2,128,005)
                                                  ============      ===========










    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


ASSETS
  Investments, at value (Cost $164,931,857) ...................... $122,813,025
  Cash ...........................................................   10,696,246
  Receivables
     Investments sold ............................................   27,689,031
     Dividends and interest ......................................      925,456
  Prepaid expenses and other assets ..............................       29,601
                                                                   ------------
       Total assets...............................................  162,153,359
                                                                   ------------
LIABILITIES
  Payables
     Investments purchased .......................................   58,207,402
     Unrealized depreciation on swap agreements ..................    2,057,279
     Distributions to shareholders ...............................      495,701
     Variation margin due to broker ..............................       32,766
     Investment Adviser ..........................................       11,211
     Other accrued expenses and liabilities ......................       79,324
                                                                   ------------
       Total liabilities..........................................   60,883,683
                                                                   ------------
  Net Assets ..................................................... $101,269,676
                                                                   ============

NET ASSETS CONSIST OF:
  Paid-in capital ................................................  147,965,719
  Distributions in excess of net investment income ...............     (193,247)
  Accumulated net realized loss from investments, futures
     transactions and swap agreements ............................   (2,255,959)
  Net unrealized depreciation on investments, futures
     transactions and swap agreements ............................  (44,246,837)
                                                                   ------------
  Net Assets ..................................................... $101,269,676
                                                                   ============

  Shares outstanding ($0.001 par value, 100,000,000
     shares authorized) ..........................................   14,771,815
                                                                   ------------
  Net asset value, offering and redemption price per share ....... $       6.86
                                                                   ============







    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                   (UNAUDITED)


INVESTMENT INCOME
  Interest ....................................................... $  4,407,386
                                                                   ------------
     Total investment income .....................................    4,407,386
                                                                   ------------
EXPENSES
  Advisory fees ..................................................      267,378
  Administration and accounting fees .............................       92,088
  Professional fees ..............................................       37,894
  Directors' and officers' fees ..................................       27,288
  Transfer agent fees ............................................       22,119
  Custodian fees .................................................       20,456
  Printing and shareholder reporting fees ........................        9,917
  Registration and filing fees ...................................        9,917
  Other expenses .................................................        5,823
                                                                   ------------
     Total expenses before waivers ...............................      492,880
     Less: waivers................................................     (158,658)
                                                                   ------------
     Net expenses after waivers ..................................      334,222
                                                                   ------------
  Net investment income...........................................    4,073,164
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS,
  FUTURES TRANSACTIONS, SWAP AGREEMENTS & OPTIONS
  NET REALIZED GAIN/(LOSS) FROM:
     Investments .................................................      570,690
     Futures .....................................................   (1,272,584)
     Swap agreements .............................................      142,377
     Options .....................................................      (87,438)
                                                                   ------------
  Total net realized loss from investments, futures transactions
     and options .................................................     (646,955)
                                                                   ------------
  NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
     Investments..................................................  (27,799,943)
     Futures......................................................      (58,388)
     Swap agreements..............................................   (1,625,998)
                                                                   ------------
  Total net change in unrealized appreciation/(depreciation) on investments, futures transactions and swap agreements........  (29,484,329)
                                                                   ------------
  Net realized and unrealized loss from investments, futures transactions, swap agreements and options....................  (30,131,284)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............. $(26,058,120)
                                                                   ============






    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                            FOR THE SIX MONTHS
                                                                                   ENDED            FOR THE YEAR
                                                                            FEBRUARY 28, 2009          ENDED
                                                                               (UNAUDITED)        AUGUST 31, 2008
                                                                            ------------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ...................................................    $  4,073,164         $  8,332,359
  Net realized loss from investments, futures transactions,
   short sales, swap agreements and options................................        (646,955)            (923,672)
  Net change in unrealized appreciation/(depreciation) on
   investments, futures transactions, short sales, swap
   agreements and options..................................................     (29,484,329)         (13,711,608)
                                                                               ------------         ------------
Net decrease in net assets resulting from operations.......................     (26,058,120)          (6,302,921)
                                                                               ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...................................................      (4,263,224)          (8,440,223)
                                                                               ------------         ------------
Net decrease in net assets from dividends and distributions
  to shareholders..........................................................      (4,263,224)          (8,440,223)
                                                                               ------------         ------------
CAPITAL SHARE TRANSACTIONS
  Reinvestment of distributions (227,135 and 413,514 shares,
   respectively)...........................................................       1,703,129            4,001,676
  Shares redeemed (0 and 2,119,938 shares, respectively) ..................              --          (20,648,191)
                                                                               ------------         ------------
Net increase/(decrease) in net assets from capital share
  transactions.............................................................       1,703,129          (16,646,515)
                                                                               ------------         ------------
Total decrease in net assets...............................................     (28,618,215)         (31,389,659)
NET ASSETS
  Beginning of period .....................................................     129,887,891          161,277,550
                                                                               ------------         ------------
  End of period ...........................................................    $101,269,676         $129,887,891
                                                                               ============         ============
Distributions in excess of net investment income, end of period............    $   (193,247)        $     (3,187)
                                                                               ============         ============






    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTHS
                                                                    ENDED            FOR THE YEAR        FOR THE PERIOD
                                                               FEBRUARY 28, 2009         ENDED        DECEMBER 19, 2006* TO
                                                                 (UNAUDITED)        AUGUST 31, 2008      AUGUST 31, 2007
                                                              ------------------    ---------------   ---------------------
PER SHARE OPERATING PERFORMANCE+
Net asset value, beginning of period....................           $   8.93            $   9.92              $  10.00
                                                                   --------            --------              --------

Net investment income ..................................               0.28                0.54                  0.38
Net realized and unrealized gain/(loss) on
   investments, futures transactions, short sales,
   swap agreements and options .........................              (2.06)              (0.98)                (0.08)
                                                                   --------            --------              --------

Net increase/(decrease) in net assets resulting
   from operations .....................................              (1.78)              (0.44)                 0.30
                                                                   --------            --------              --------

Dividends to shareholders from:
Net investment income ..................................              (0.29)              (0.55)                (0.38)
Net realized capital gains .............................                 --                  --                    --
                                                                   --------            --------              --------

Net asset value, end of period .........................           $   6.86            $   8.93              $   9.92
                                                                   ========            ========              ========

Total investment return(1)..............................             (20.13)%             (4.76)%                3.10%
                                                                   ========            ========              ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...............           $101,270            $129,888              $161,278
Ratio of expenses to average net assets with
   waivers and expense reimbursements
   (excluding interest expense).........................               0.60%(2)            0.60%                 0.60%(2)
Ratio of expenses to average net assets with
   waivers and expense reimbursements
   (including interest expense).........................               0.60%(2)            0.60%                 0.78%(2)
Ratio of expenses to average net assets without
   waivers and expense reimbursements
   (including interest expense).........................               0.88%(2)            0.80%                 0.95%(2)
Ratio of net investment income to average
   net assets...........................................               7.31%(2)            5.56%                 5.58%(2)
Portfolio turnover rate(3)..............................             189.69%             190.88%               259.47%

--------------------
*    Commencement of operations.

+ Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Annualized.

(3) The portfolio turnover rate excluding TBA transactions (see Note 1 in Notes to the Financial Statements) is 10.39% for the six months ended February 28, 2009, 32.83% for the year ended August 31, 2008 and 125.15% for the period December 19, 2006 to August 31, 2007, respectively.






    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bear Stearns CUFS(R) MLP Mortgage Portfolio (the "Portfolio"), which commenced investment operations on December 19, 2006.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     PORTFOLIO VALUATION -- The Portfolio's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective September 1, 2008, the Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o  Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2009 is included with the Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Portfolio records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Portfolio's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Portfolio's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     MORTGAGE-RELATED SECURITIES -- The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain "embedded leverage" which can make them more sensitive to small movements in interest rates.

     The types of mortgage-related securities in which the Portfolio may invest include: mortgage pass-through securities, including CMOs and REMICs, which may or may not be U.S. Government guaranteed, privately issued mortgage-related securities, stripped mortgage-backed securities, including interest only ("IO") or principal only ("PO") class securities, and floating rate and inverse floating rate securities. Stripped mortgage-backed securities represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Payments received for IOs and POs are used to reduce the cost of the security. Payments in excess of cost are recognized as interest income on the Statement of Operations based on a security's yield to maturity. If the underlying mortgage assets experience greater then anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in IO securities. For PO securities, accelerated payments of principal will cause a faster than anticipated return of the initial investment resulting in an increased yield to maturity for the security. The market value of these securities is highly sensitive to changes in interest rates.

     The Portfolio is subject to risks associated with securities with contractual cash flows including mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including some securities that are backed by sub-prime mortgages. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. A significant portion of the Portfolio's investments are comprised of mortgage related securities, including some securities that are backed by sub-prime mortgages.

     TBAS -- The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


     FINANCIAL FUTURES CONTRACTS -- The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     OPTIONS CONTRACTS -- The Portfolio may write covered call and put options on futures, or securities it owns or in which it may invest. Writing put options tends to increase the Portfolio's exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, has no control over whether the underlying future or security may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. The Portfolio may not be able to enter into a closing transaction because of an illiquid market.

     The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss.

     SWAP AGREEMENTS -- The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss.

     The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

     The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio.

     SHORT SALES -- The Portfolio may engage in short sales of securities. A short sale is a sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will decline. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the market at a lower price than the price at which it sold the security. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss to the Portfolio. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolio may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.48% of the Portfolio's average daily net assets. BSAM is voluntarily waiving a portion of its advisory fee and reimbursing certain expenses in order to limit the Portfolio's total annual portfolio operating expenses excluding interest expense to 0.60% of the Portfolio's average daily net assets. The fee waiver and expense reimbursement are not contractual, and can be terminated at any time. For the six months ended February 28, 2009, investment advisory fees were $267,378, of which $(158,658) was waived by the Adviser.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Portfolio. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.08% of the Portfolio's first $250 million of average daily net assets; 0.06% of the next $250 million of average daily net assets; and 0.04% of the average daily net assets in excess of $500 million.

     Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PNC serves as the Portfolio's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive an annual fee of $25,000, paid monthly, plus out-of-pocket expenses.

     For providing custodial services to the Portfolio, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual rate of 0.01% of the first $250 million of the Portfolio's average daily gross assets; 0.0075% of the next $250 million of the Portfolio's average daily gross assets; and 0.005% of the Portfolio's average daily gross assets over $500 million. There is a minimum monthly fee of $1,200 for the Portfolio, exclusive of transaction charges and out-of-pocket expenses charged to the Portfolio.

     PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, serves as the principal underwriter and distributor of the Portfolio's shares pursuant to a Distribution Agreement with RBB.

     The Portfolio will not pay PNC or PNC's affiliates at a later time for any amounts waived or any amounts assumed.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments and including TBA securities) of the Portfolio were as follows:

                                            PURCHASES           SALES
                                           ------------     ------------
     Investment Securities.............    $272,094,954     $254,772,667

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


4.   CAPITAL STOCK TRANSACTIONS

     As of February 28, 2009, the Portfolio had 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares for the respective periods were as follows:

                                                                        FOR THE                             FOR THE
                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                    FEBRUARY 28, 2009                   AUGUST 31, 2008
                                                              ----------------------------       -----------------------------
                                                                SHARES            VALUE            SHARES            VALUE
                                                              ----------        ----------       ----------       ------------
Sales.................................................              --          $       --               --       $         --
Reinvestments.........................................         227,135           1,703,129          413,514          4,001,676
Redemptions...........................................              --                  --       (2,119,938)       (20,648,191)
                                                               -------          ----------       ----------       ------------
Net Increase (Decrease)...............................         227,135          $1,703,129       (1,706,424)      $(16,646,515)
                                                               =======          ==========       ==========       ============

     As of February 28, 2009, the Portfolio had individual shareholder accounts, which individually amounted to more than 10% of the total shares outstanding of the Portfolio as detailed below.


                              % OF SHARES           NUMBER OF
                              OUTSTANDING           ACCOUNTS
                              -----------           ---------
                                 100%                   5

     Significant shareholder transactions, if any, may impact the Portfolio's performance.

5.   FEDERAL INCOME TAX INFORMATION

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

     At February 28, 2009, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio were as follows:


      FEDERAL TAX       UNREALIZED        UNREALIZED        NET UNREALIZED
         COST          APPRECIATION      DEPRECIATION        DEPRECIATION
     ------------      ------------      -------------      --------------
     $164,931,857       $1,379,352       $(43,498,184)       $(42,118,832)

     As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:


               UNDISTRIBUTED                      UNDISTRIBUTED
              ORDINARY INCOME                    LONG-TERM GAINS
              ---------------                    ---------------
                 $321,936                              $--

     As of August 31, 2008, the Portfolio had capital loss carryforwards of $1,518,099 available to offset future capital gains. The capital loss carryforwards will expire in 2015 ($685,873) and 2016 ($832,226) if they are not utilized by future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Fund incurred no post-October capital losses.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 28, 2009 (UNAUDITED)


     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for Federal tax purposes.

6.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, the Adviser is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bear Stearns CUFS(R) MLP Mortgage Portfolio at (800) 519-CUFS (2837) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO



                               INVESTMENT ADVISER
                               ------------------
                          Bear Stearns Asset Management
                         c/o JP Morgan Asset Management
                                 245 Park Avenue
                               New York, NY 10167


                                  ADMINISTRATOR
                                  -------------
                  PNC Global Investment Servicing (U.S.), Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                                 --------------
                  PNC Global Investment Servicing (U.S.), Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860


                              PRINCIPAL UNDERWRITER
                              ---------------------
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406


                                    CUSTODIAN
                                    ---------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  ---------------------------------------------
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                                  -------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103

                                [GRAPHIC OMITTED]
                               MARVIN & PALMER(R)
                                ASSOCIATES, INC.
                            GLOBAL EQUITY MANAGEMENT






                                [GRAPHIC OMITTED]
                                 MARVIN & PALMER
                                    LARGE CAP
                                   GROWTH FUND
                              OF THE RBB FUND, INC.



                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2009
                                   (UNAUDITED)







THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND. SHARES OF THE FUND ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


Dear Fellow Shareholder:

Enclosed is the Fund's semi-annual report for the six-month period from September 1, 2008 through February 28, 2009. The Fund declined 42.9% during this period. It underperformed the Russell 1000(R) Growth Index, which was down 39.9%.

INVESTMENT CLIMATE AND OUTLOOK

During this period, equity markets experienced a collapse of historic proportions as the credit crisis continued to play itself out. Following the Lehman Brothers bankruptcy, financial activity essentially stopped due to the lack of faith in all financial institutions. Central banks cut interest rates to unprecedented levels, led by the U.S. Federal Reserve, though corporate yields remained high. Economic data continued to deteriorate with both consumer and business sentiment hitting new lows and unemployment rising. Authorities around the world scrambled to avert deflation by instituting massive fiscal and monetary stimulus measures. De facto nationalization of many financial institutions also occurred in an attempt to restore confidence in the financial system. Companies were lining up to receive their portion of bailout money to avoid further job losses. This was reminiscent of Japan in the 1990's when they kept "zombie" companies alive. These were companies that should have failed but were kept alive artificially. Lastly, the criminals began to emerge as they always do in a crisis. Bernard Madoff's hedge funds turned out to be a pyramid scheme which lost $50 billion. Also, a major company in India, Satyam Computer Services, had its chairman admit to fraudulent accounting.

Markets remain in a tug of war between a massive deleveraging cycle, which has fueled a global recession, and unprecedented stimulative policy. The magnitude of the decline in equities is probably close to its low point, but the duration of the downturn may take some time due to the lag required for the stimulus measures to take effect. The other critical issue will be whether the massive stimuli enacted to fight deflation will eventually result in another inflation cycle some time in the future. This credit crisis will undoubtedly impact the future of the global economy. Larger budget deficits, greater regulation, and more socialistic policies due to extremely large government intervention will have repercussions for years to come.

Looking forward, we believe that current policies and actions should be sufficient to get the credit markets working again but that the time frame will be critical. Most of the major world economies are in a severe downturn that is accentuated by a sharp inventory correction. In the normal course of an inventory correction, production should decline for six to nine months before excess inventories are completely reduced. Since this inventory correction started in September and given its severity, it is more likely that inventories will not be fully reduced until closer to June of 2009. By that point, production should begin to increase back to more normal levels reflecting end-product demand. If a second half economic recovery occurs, that would suggest that the markets are close to their bottom. If the economic downturn extends to 2010, we will have further to go.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The Marvin & Palmer Large Cap Growth Fund underperformed the Russell 1000(R) Growth Index and the broader S&P 500(R) Index during the six months ended February 28, 2009. The Fund's underperformance was driven primarily by stock selection, though sector allocation was also negative. Stock selection was particularly weak in the industrials and information technology sectors. The Fund's weighting in the financials sector also hurt performance but was somewhat offset by good stock selection. The Fund's worst performing stocks for the period were Lowe's, Celgene and Oracle. The best contributing stocks were Apple Computer, Intel and Schlumberger. On a sector basis, we anticipate that the Fund will remain overweight in health care, materials and consumer discretionary. The Fund's primary underweights are in the consumer staples, industrials and information technology sectors.

We remain somewhat cautious on the outlook for the U.S. market. The Fund is focused on earnings visibility and sectors with defensive characteristics while deemphasizing economically sensitive areas. We are hopeful that continued government actions in the U.S. and Europe will alleviate a portion of the financial strains which we have been encountering since the bankruptcy of Lehman Brothers. As these financial strains ease, the equity market will discount the eventual recovery in the economy and corporate earnings.

We appreciate your support and confidence in our firm's investment philosophy, process and people. Please let us know if there is any way we can improve your experience with us.


David F. Marvin, CFA
Chairman
Marvin & Palmer Associates, Inc.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2009
                                  (UNAUDITED)



--------------------------------------------------------------------------------

              Total Return for the Periods Ended February 28, 2009

                                                                Average Annual
                                                                --------------
                                              Six                   Since
                                             Months    One Year   Inception*
                                            --------   --------   ----------
LARGE CAP GROWTH FUND                        -42.93%    -45.62%    -31.50%
RUSSELL 1000(R) GROWTH INDEX                 -39.90%    -40.03%    -29.37%

* INCEPTION DATE JUNE 29, 2007.

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1-877-821-2117. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S GROSS ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 2.10% AND THE FUND'S NET OPERATING EXPENSE RATIO IS 0.81%. THE EXPENSE RATIO IS CONTRACTUALLY CAPPED AT 0.80% THROUGH DECEMBER 31, 2009, WITHOUT WHICH PERFORMANCE WOULD HAVE BEEN LESS. THIS CAP CAN BE DISCONTINUED AT ANY TIME AFTER DECEMBER 31, 2009.

THE FUND'S TOTAL RETURNS SINCE INCEPTION ARE BASED ON A CHANGE IN NET ASSET VALUE FROM $10.00 PER SHARE ON JUNE 29, 2007 (INCEPTION) TO $5.30 PER SHARE ON FEBRUARY 28, 2009.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            FUND EXPENSE DISCLOSURE
                               FEBRUARY 28, 2009
                                   (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                    LARGE CAP GROWTH FUND
                                         -----------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        EXPENSES PAID
                                            SEPTEMBER 1, 2008            FEBRUARY 28, 2009        DURING PERIOD*
                                         -----------------------       -------------------        --------------
Actual                                         $1,000.00                    $  570.70                 $3.12
Hypothetical (5% return before expenses)        1,000.00                     1,020.78                  4.02


----------------------------------
* Expenses are equal to an annualized six-month expense ratio of 0.80% for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for the Fund of (42.93)%.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


                                       % of Net
                                        Assets         Value
                                       --------     -----------
Domestic Common Stocks:
  Pharmaceuticals, Biotechnology &
     Life Sciences ...................   19.2%      $ 2,595,892
  Technology Hardware & Equipment ....   11.7         1,585,101
  Software & Services ................   10.8         1,454,609
  Energy .............................    9.4         1,265,270
  Materials ..........................    8.8         1,186,702
  Retailing ..........................    7.7         1,040,982
  Consumer Services ..................    4.6           620,959
  Diversified Financials .............    4.1           561,738
  Capital Goods ......................    4.1           552,524
  Health Care Equipment & Services ...    3.4           465,794
  Telecommunications .................    2.9           392,808
  Food & Staples Retailing ...........    2.8           378,260
  Utilities ..........................    2.5           344,334
  Media ..............................    1.3           177,466
  Food, Beverages & Tobacco ..........    1.2           167,936
  Transportation .....................    1.0           131,776
  Semiconductors & Semiconductors
     Equipment .......................    0.8           104,384
Short-Term Investments ...............    2.9           397,020
Other Assets In Excess Of Liabilities     0.8           102,086
                                        ------      -----------
NET ASSETS ...........................  100.0%      $13,525,641
                                        ======      ===========


------------------
  Portfolio holdings are subject to change at any time.






    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


                                                 Shares         Value
                                                --------     -----------
DOMESTIC COMMON STOCKS -- 96.3%
CAPITAL GOODS -- 4.1%
ITT Corp. ...................................      2,700     $   100,845
L-3 Communications Holdings, Inc. ...........      1,700         115,005
Lockheed Martin Corp. .......................      2,200         138,842
Rockwell Collins, Inc. ......................      3,200          99,840
United Technologies Corp. ...................      2,400          97,992
                                                             -----------
                                                                 552,524
                                                             -----------
CONSUMER SERVICES -- 4.6%
Apollo Group, Inc., Class A* ................      1,300          94,250
McDonald's Corp. ............................      4,900         256,025
Yum! Brands, Inc. ...........................     10,300         270,684
                                                             -----------
                                                                 620,959
                                                             -----------
DIVERSIFIED FINANCIALS -- 4.1%
Goldman Sachs Group, Inc. ...................      3,400         309,672
Morgan Stanley ..............................     12,900         252,066
                                                             -----------
                                                                 561,738
                                                             -----------
ENERGY -- 9.4%
Apache Corp. ................................      1,700         100,453
Chevron Corp. ...............................      2,200         133,562
Exxon Mobil Corp. ...........................      6,600         448,140
National Oilwell Varco, Inc.* ...............      3,900         104,247
Southwestern Energy Co.* ....................      5,200         149,604
XTO Energy, Inc. ............................     10,400         329,264
                                                             -----------
                                                               1,265,270
                                                             -----------
FOOD & STAPLES RETAILING -- 2.8%
CVS Caremark Corp. ..........................      8,000         205,920
Wal-Mart Stores, Inc. .......................      3,500         172,340
                                                             -----------
                                                                 378,260
                                                             -----------
FOOD, BEVERAGES & TOBACCO -- 1.2%
General Mills, Inc. .........................      3,200         167,936
                                                             -----------
HEALTH CARE EQUIPMENT & SERVICES -- 3.4%
Cardinal Health, Inc. .......................      4,600         149,270
Medco Health Solutions, Inc.* ...............      7,800         316,524
                                                             -----------
                                                                 465,794
                                                             -----------
MATERIALS -- 8.8%
Monsanto Co. ................................      6,900         526,263
Mosaic Co., (The) ...........................      2,900         124,845
Newmont Mining Corp. ........................      2,700         112,401
Nucor Corp. .................................      7,900         265,835
Vulcan Materials Co. ........................      3,800         157,358
                                                             -----------
                                                               1,186,702
                                                             -----------
MEDIA -- 1.3%
DIRECTV Group, Inc., (The)* .................      8,900         177,466
                                                             -----------


                                                 Shares         Value
                                                --------     -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 19.2%
Abbott Laboratories .........................      5,000     $   236,700
Amgen, Inc.* ................................      5,600         274,008
Celgene Corp.* ..............................     10,600         474,138
Genzyme Corp.* ..............................      7,500         456,975
Gilead Sciences, Inc.* ......................     13,440         602,112
Johnson & Johnson ...........................      5,300         265,000
Merck & Co., Inc. ...........................      4,600         111,320
Schering-Plough Corp. .......................     10,100         175,639
                                                             -----------
                                                               2,595,892
                                                             -----------
RETAILING -- 7.7%
Amazon.com, Inc.* ...........................      3,200         207,328
Autozone, Inc.* .............................      1,000         142,230
Home Depot, Inc. ............................      9,200         192,188
Kohl's Corp.* ...............................      4,200         147,588
Lowe's Cos., Inc. ...........................     22,200         351,648
                                                             -----------
                                                               1,040,982
                                                             -----------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 0.8%
Analog Devices, Inc. ........................      5,600         104,384
                                                             -----------
SOFTWARE & SERVICES -- 10.8%
Cognizant Technology Solutions Corp.* .......     14,300         263,120
Google, Inc., Class A* ......................      1,140         385,309
Oracle Corp.* ...............................     40,200         624,708
Visa, Inc., Class A .........................      3,200         181,472
                                                             -----------
                                                               1,454,609
                                                             -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 11.7%
Cisco Systems, Inc.* ........................      9,500         138,415
EMC Corp.* ..................................     27,600         289,800
Hewlett-Packard Co. .........................      8,400         243,852
International Business Machines Corp. .......      3,300         303,699
NetApp, Inc.* ...............................     23,200         311,808
QUALCOMM, Inc. ..............................      8,900         297,527
                                                             -----------
                                                               1,585,101
                                                             -----------
TELECOMMUNICATIONS -- 2.9%
American Tower Corp.* .......................      3,300          96,096
Verizon Communications, Inc. ................     10,400         296,712
                                                             -----------
                                                                 392,808
                                                             -----------
TRANSPORTATION -- 1.0%
United Parcel Service, Inc., Class B ........      3,200         131,776
                                                             -----------
UTILITIES -- 2.5%
Dominion Resources, Inc. ....................      3,700         111,666
Exelon Corp. ................................      2,500         118,050
Public Service Enterprise Group, Inc. .......      4,200         114,618
                                                             -----------
                                                                 344,334
                                                             -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $15,093,616) .....................                 13,026,535
                                                             -----------




    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


                                                 Shares         Value
                                                --------     -----------
SHORT-TERM INVESTMENTS -- 2.9%
PNC Bank Money Market Account ...............    397,020     $   397,020
                                                             -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $397,020) ........................                    397,020
                                                             -----------

TOTAL INVESTMENTS -- 99.2%
(Cost $15,490,636) ..........................                 13,423,555

OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.8% ......................                    102,086
                                                             -----------

NET ASSETS -- 100.0% ........................                $13,525,641
                                                             ===========
------------------
*  Non-income producing.




                              SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:
                                                                  INVESTMENTS
                                                                      IN
                       VALUATION INPUTS                           SECURITIES
                       ----------------                           -----------
Level 1 - Quoted Prices......................................     $13,423,555
Level 2 - Other Significant Observable Inputs................              --
Level 3 - Significant Unobservable Inputs....................              --
                                                                  -----------
Total........................................................     $13,423,555
                                                                  ===========




    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2009
                                   (UNAUDITED)


ASSETS
   Investments, at value (Cost $15,490,636) ..................     $ 13,423,555
   Receivables
      Investments sold .......................................          265,577
      Investment adviser .....................................           31,355
      Dividends and interest .................................           29,818
   Prepaid expenses and other assets .........................           11,961
                                                                   ------------
         Total assets ........................................       13,762,266
                                                                   ------------
LIABILITIES
   Payables
      Investments purchased ..................................          180,345
      Other accrued expenses and liabilities .................           56,280
                                                                   ------------
         Total liabilities ...................................          236,625
                                                                   ------------
   Net Assets ................................................     $ 13,525,641
                                                                   ============
NET ASSETS CONSIST OF
   Paid-in capital ...........................................       28,576,027
   Undistributed net investment income .......................           21,656
   Accumulated net realized loss from investments ............      (13,004,961)
   Net unrealized depreciation on investments ................       (2,067,081)
                                                                   ------------
   Net Assets ................................................     $ 13,525,641
                                                                   ============
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) .....................................        2,554,271
                                                                   ------------
   Net asset value, offering and redemption price per share ..     $       5.30
                                                                   ============









    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                   (UNAUDITED)


INVESTMENT INCOME
   Dividends .................................................     $    136,153
                                                                   ------------
         Total investment income .............................          136,153
                                                                   ------------
EXPENSES
   Administration and accounting fees ........................           75,024
   Advisory fees .............................................           64,281
   Transfer agent fees .......................................           26,373
   Professional fees .........................................           18,208
   Printing and shareholder reporting fees ...................           13,780
   Directors' and officers' fees .............................            9,933
   Registration and filing fees ..............................            9,917
   Custodian fees ............................................            3,472
   Other expenses ............................................            2,609
                                                                   ------------
         Total expenses before waivers and reimbursements ....          223,597
         Less: waivers and reimbursements ....................         (144,482)
                                                                   ------------
         Net expenses after waivers and reimbursements .......           79,115
                                                                   ------------
   Net investment income .....................................           57,038
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
         Investments .........................................       (8,873,414)
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
         Investments .........................................       (3,100,914)
                                                                   ------------
   Net realized and unrealized loss from investments .........      (11,974,328)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $(11,917,290)
                                                                   ============








    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                          FOR THE SIX MONTHS
                                                                                                 ENDED                FOR THE YEAR
                                                                                           FEBRUARY 28, 2009              ENDED
                                                                                              (UNAUDITED)            AUGUST 31, 2008
                                                                                          ------------------         ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................................................        $     57,038             $     27,731
   Net realized loss from investments ...............................................          (8,873,414)              (3,802,964)
   Net change in unrealized appreciation/(depreciation) from investments ............          (3,100,914)                 335,586
                                                                                             ------------             ------------
Net decrease in net assets resulting from operations ................................         (11,917,290)              (3,439,647)
                                                                                             ------------             ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................................             (63,113)                  (3,604)
                                                                                             ------------             ------------
Net decrease in net assets from dividends and distributions to shareholders .........             (63,113)                  (3,604)
                                                                                             ------------             ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (68,114 and 2,133,206 shares, respectively) ............             429,000               22,756,642
   Reinvestment of distributions (10,323 and 309 shares, respectively) ..............              62,459                    3,604
   Shares redeemed (610,685 and 544,841 shares, respectively) .......................          (3,765,642)              (5,820,152)
                                                                                             ------------             ------------
Net increase/(decrease) in net assets from capital share transactions ...............          (3,274,183)              16,940,094
                                                                                             ------------             ------------
Total increase/(decrease) in net assets .............................................         (15,254,586)              13,496,843

NET ASSETS
   Beginning of period ..............................................................          28,780,227               15,283,384
                                                                                             ------------             ------------
   End of period ....................................................................        $ 13,525,641             $ 28,780,227
                                                                                             ============             ============
Undistributed net investment income, end of period ..................................        $     21,656             $     27,731
                                                                                             ============             ============






    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS
                                                                                 ENDED           FOR THE YEAR      FOR THE PERIOD
                                                                           FEBRUARY 28, 2009         ENDED         JUNE 29, 2007*
                                                                              (UNAUDITED)       AUGUST 31, 2008  TO AUGUST 31, 2007
                                                                          ------------------    ---------------  ------------------
PER SHARE OPERATING PERFORMANCE(4)
Net asset value, beginning of period...................................         $  9.32             $  10.20          $  10.00
                                                                                -------             --------          --------
Net investment income..................................................            0.02                 0.01                --(2)
Net realized and unrealized gain/(loss) on investments.................           (4.02)               (0.89)             0.20
                                                                                -------             --------          --------
Net increase/(decrease) in net assets resulting from operations........           (4.00)               (0.88)             0.20
                                                                                -------             --------          --------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..................................................           (0.02)                  --(2)             --
                                                                                -------             --------          --------
Net asset value, end of period.........................................         $  5.30             $   9.32          $  10.20
                                                                                =======             ========          ========
Total investment return(1).............................................        (42.93)%              (8.61)%             2.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)..............................         $13,526             $ 28,780          $ 15,283
Ratio of expenses to average net assets................................           0.80%(3)             0.80%             0.80%(3)
Ratio of expenses to average net assets without waivers and
   expense reimbursements..............................................           2.26%(3)             2.09%             3.93%(3)
Ratio of net investment income to average net assets...................           0.58%(3)             0.12%             0.21%(3)
Portfolio turnover rate................................................         131.98%              252.37%            28.70%


--------------------
*   Commencement of Operations.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Less than $0.005 per share.
(3) Annualized.
(4) Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.







    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Marvin & Palmer Large Cap Growth Fund (the "Fund"), which commenced investment operations on June 29, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion are currently classified into one hundred and twenty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o  Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Schedule of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets).
Expenses incurred for all the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Marvin & Palmer Associates, Inc. ("Marvin & Palmer" or the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. The Adviser has agreed to limit through December 31, 2009 the Fund's total operating expenses to the extent that such expenses exceed 0.80% of the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fee as necessary. If at any time during the first three years the Advisory Agreement is in effect the Fund's total annual operating expenses are less than 0.80% of the Fund's average daily net assets, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund. For the period ended February 28, 2009, investment advisory fees accrued and waived were $64,281 and expenses reimbursed or to be reimbursed by the Adviser were $80,201.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and dividend disbursing agent fees and certain custodian fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.14% of the Fund's first $250 million of average daily net assets; 0.11% of the Fund's next $250 million of average daily net assets; 0.0925% of the Fund's next $250 million of average daily net assets; 0.0725% of the Fund's next $750 million of average daily net assets; and 0.06% of the Fund's average daily net assets in excess of $1,500 million. There is a minimum monthly fee of $11,250, exclusive of multiple class fees, transaction charges, account fees (if applicable) and out-of-pocket expenses.

     Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PNC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive out of pocket expenses.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


     For providing custodial services to the Fund, PFPC Trust Company, an affiliate of PNC, is entitled to receive out of pocket expenses.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement wih RBB.

3.   INVESTMENT IN SECURITIES

     For the period ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
                                                  PURCHASES            SALES
                                                 -----------        -----------
     Investment Securities...................    $25,767,016        $28,507,554

4.   SIGNIFICANT SHAREHOLDERS

     As of February 28, 2009, the Fund had 3 shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that amounted to 73% of the total shares outstanding of the Fund.

5.   FEDERAL  TAX INFORMATION

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation of guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the fiscal year ended August 31, 2008 and period ended August 31, 2007 remains subject to examination by the Internal Revenue Service.

     At February 28, 2009, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

       FEDERAL TAX        UNREALIZED       UNREALIZED       NET UNREALIZED
          COST           APPRECIATION     DEPRECIATION       APPRECIATION
       -----------       ------------     ------------      --------------
       $15,681,816         $165,081       $(2,423,342)       $(2,258,261)

     At August 31, 2008, the Fund had $328,738 of capital loss carryforwards expiring on August 31, 2016 to offset future capital gains. During the year ended August 31, 2008, the Fund did not utilize any capital loss carryforwards.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2008, the Fund expects to elect to treat post-October capital losses of $3,687,608 incurred in the period June 29, 2008 through August 31, 2008 as having been incurred in the following fiscal year.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for Federal tax purposes.

6.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives and hedging activities are accounted for, and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Management is currently evaluating the impact of SFAS 161 on the Fund's financial statement disclosures, if any.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                               OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Marvin and Palmer at (877) 821-2117 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser
Marvin & Palmer Associates, Inc.
1201 N. Market Street
Suite 2300
Wilmington, DE 19801-1165

Administrator
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

Principal Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Counsel
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                   FREE MARKET
                                U.S. EQUITY FUND

                                   FREE MARKET
                            INTERNATIONAL EQUITY FUND

                                   FREE MARKET
                                FIXED INCOME FUND

                                       OF

                               THE RBB FUND, INC.


                                  SEMI-ANNUAL
                                     REPORT


                               February 28, 2009
                                  (Unaudited)



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of the Free Market Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                FREE MARKET FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2009
                                   (UNAUDITED)



Dear Fellow Shareholder,

     This has been a challenging six months for investors. Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. But investors who have based their approach on a sensible risk/return framework and have a financial coach tend to be in better shape than those who have not.

     Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. When the markets and the economy are soaring it can be tempting to mistake risk as simply another abstract concept. When the markets tumble, as they have, it becomes more obvious that risk is not just theory. Real life risk can affect carefully laid plans.

     Often, the reaction to risk is to speculate whether things have changed. This is when an investor must remember:

         o Markets Work. The market is currently offering a lower price for stocks, so we believe this is a great time to buy, not sell.

         o Risk and Return Are Related: To think that stocks will have a diminished return in the future implies that investors believe stocks are less risky. Yet the markets over the last months or even days demonstrate otherwise. And since investors have experienced this risk, shouldn't they stick around for the return?

     Abundance Technologies, Inc. ("Abundance") strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Abundance avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

     Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Abundance's vehicles deliberately target specific risk and return trade offs. The Funds are broadly diversified and designed to work together in your total investment plan.

     We invite you to contact your financial professional or explore our website, www.MyMatrix.cc, to learn more about the concepts and strategies of Abundance's investing.

     We appreciate your support and confidence in our firm's investment philosophy, process and people.


     /s/ Daniel J. List

     Daniel J. List
     Director of Portfolio Management
     Abundance Technologies, Inc.

                                FREE MARKET FUNDS
                                PERFORMANCE DATA
                                  (UNAUDITED)


                          FREE MARKET U.S. EQUITY FUND
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
              Total Returns for the Periods Ended February 28, 2009

                                                                AVERAGE
                                                                 ANNUAL
                                                              ------------
                                           SIX       ONE         SINCE
                                          MONTHS     YEAR     INCEPTION(1)
                                          ------     ----     ------------
       FREE MARKET U.S. EQUITY FUND       -48.03%   -47.83%     -41.65%
       RUSSELL 2500(R) INDEX              -46.09%   -43.81%     -43.56%
       COMPOSITE INDEX                    -45.15%   -44.02%     -43.82%
--------------------------------------------------------------------------------

(1) Inception date: 12/31/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.21%.

The Fund's aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $5.28 per share on February 28, 2009.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund seeks to invest at least 80% of its assets in small-cap and micro-cap stocks, large-cap or other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.


                      FREE MARKET INTERNATIONAL EQUITY FUND
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
              Total Returns for the Periods Ended February 28, 2009

                                                                AVERAGE
                                                                 ANNUAL
                                                              ------------
                                           SIX       ONE         SINCE
                                          MONTHS     YEAR     INCEPTION(1)
                                          ------     ----     ------------
       FREE MARKET
         INTERNATIONAL EQUITY FUND        -45.91%   -52.42%     -46.97%
       MSCI WORLD
         (EXCLUDING U.S.) INDEX           -45.02%   -50.34%     -48.61%
       COMPOSITE INDEX                    -45.66%   -52.50%     -50.50%
--------------------------------------------------------------------------------

(1) Inception date: 12/31/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.49%.

The Fund's aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $4.70 per share on February 28, 2009.

                               FREE MARKET FUNDS
                                PERFORMANCE DATA
                                  (UNAUDITED)


Portfolio composition is subject to change.

The Free Market International Equity Fund seeks to invest at least 80% of its assets in investment companies that invest 80% of their assets in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.


                          FREE MARKET FIXED INCOME FUND
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
              Total Returns for the Periods Ended February 28, 2009

                                                                AVERAGE
                                                                 ANNUAL
                                                              ------------
                                           SIX       ONE         SINCE
                                          MONTHS     YEAR     INCEPTION(1)
                                          ------     ----     ------------
       FREE MARKET FIXED
          INCOME FUND                       2.70%     2.92%       2.86%
       CITIGROUP WORLD GOVT.
          BOND 1-5 YEAR
          CURRENCY HEDGED
          U.S. DOLLAR INDEX                 4.49%     4.60%       5.63%
       COMPOSITE INDEX                      2.88%     2.65%       4.15%
--------------------------------------------------------------------------------

(1) Inception date: 12/31/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.19%.

The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.18 per share on February 28, 2009.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund seeks to invest at least 80% of its assets in other funds that emphasize investments in fixed income securities. The Fund may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                                FREE MARKET FUNDS
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2008 through February 28, 2009, and held for the entire period.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                FREE MARKET FUNDS
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)



                                                                 FREE MARKET U.S. EQUITY FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                            SEPTEMBER 1, 2008            FEBRUARY 28, 2009             DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                   $   519.70                      $2.75
  Hypothetical (5% return before expenses)       1,000.00                     1,021.13                       3.66

                                                             FREE MARKET INTERNATIONAL EQUITY FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                            SEPTEMBER 1, 2008            FEBRUARY 28, 2009             DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                    $  540.90                      $2.90
  Hypothetical (5% return before expenses)       1,000.00                     1,020.98                       3.82

                                                                 FREE MARKET FIXED INCOME FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                            SEPTEMBER 1, 2008            FEBRUARY 28, 2009             DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                    $1,027.00                      $3.87
  Hypothetical (5% return before expenses)       1,000.00                     1,020.93                       3.87

* Expenses are equal to an annualized six-month expense ratio of 0.73% for the Free Market U.S. Equity Fund, 0.76% for the Free Market International Equity Fund and 0.77% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the current prospectus, were as follows:


                                            FREE MARKET U.S.         FREE MARKET INTERNATIONAL        FREE MARKET FIXED
                                               EQUITY FUND                  EQUITY FUND                  INCOME FUND
                                            ----------------         -------------------------        -----------------
                                               0.02%-0.13%                  0.01%-0.28%                  0.01%-0.07%

   Each Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of (48.03)% for the Free Market U.S. Equity Fund, (45.91)% for the Free Market International Equity Fund and 2.70% for the Free Market Fixed Income Fund.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                NUMBER OF
                                                 SHARES             VALUE
                                                ---------       ------------

EQUITY FUNDS -- 99.8%
U.S. Large Cap Value Portfolio III(a) .....     6,092,585       $ 47,400,309
U.S. Large Company Institutional
   Index Portfolio ........................     4,082,192         23,676,713
U.S. Micro Cap Portfolio ..................     3,714,848         23,626,434
U.S. Small Cap Portfolio ..................     2,463,501         23,501,804
U.S. Small Cap Value Portfolio(a)..........     3,563,795         39,415,568
                                                                ------------
   TOTAL EQUITY FUNDS
     (Cost $273,366,891)...................                      157,620,828
                                                                ------------
TEMPORARY INVESTMENT -- 0.2%
PNC Bank Money Market Account
   0.050%, 03/02/09 .......................       242,934            242,934
                                                                ------------
   TOTAL TEMPORARY INVESTMENT
     (Cost $242,934).......................                          242,934
                                                                ------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $273,609,825)...................                      157,863,762
                                                                ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- 0.0%..........................                           (6,158)
                                                                ------------
NET ASSETS -- 100.0%.......................                     $157,857,604
                                                                ============



                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                 % OF NET
                                                   ASSETS          VALUE
                                                ---------       ------------
Equity Funds...............................          99.8%      $157,620,828
Temporary Investment.......................           0.2%           242,934
Liabilities in Excess of
   Other Assets  ..........................           0.0%            (6,158)
                                                    -----       ------------
NET ASSETS.................................         100.0%      $157,857,604
                                                    =====       ============


----------
     Portfolio holdings are subject to change at any time.

(a) Shareholders may obtain the latest financial statements for these investments from the Portfolio's Adviser's website at http:/www.dimensional.com or the Securities and Exchange Commission's website at http:/www.sec.gov.


                              SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                                    INVESTMENTS
                                                                        IN
                       VALUATION INPUTS                             SECURITIES
                  --------------------------                       ------------
Level 1 - Quoted Prices....................................        $157,863,762
Level 2 - Other Significant Observable Inputs..............                  --
Level 3 - Significant Unobservable Inputs..................                  --
                                                                   ------------
Total......................................................        $157,863,762
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                NUMBER OF
                                                 SHARES             VALUE
                                                ---------       ------------

INTERNATIONAL EQUITY FUNDS -- 99.8%
Asia Pacific Small Company Portfolio ......       271,952       $  2,567,225
Continental Small Company Portfolio .......       541,622          4,782,525
DFA International Small Cap Value
   Portfolio(a) ...........................     5,561,246         49,995,606
DFA International Value Portfolio III(a) ..     4,216,571         37,485,315
Emerging Markets Portfolio ................       474,575          6,696,256
Emerging Markets Small Cap Portfolio ......       728,288          6,234,148
Emerging Markets Value Portfolio...........       427,516          6,032,246
Japanese Small Company Portfolio...........       239,353          2,596,980
Large Cap International Portfolio..........       524,282          6,186,523
United Kingdom Small Company
   Portfolio ..............................       221,522          2,656,049
                                                                ------------
   TOTAL INTERNATIONAL EQUITY FUNDS
     (Cost $219,533,407)...................                      125,232,873
                                                                ------------
TEMPORARY INVESTMENT -- 0.2%
PNC Bank Money Market Account
   0.050%, 03/02/09 .......................       250,558            250,558
                                                                ------------
   TOTAL TEMPORARY INVESTMENT
     (Cost $250,558).......................                          250,558
                                                                ------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $219,783,965)...................                      125,483,431
                                                                ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- 0.0%..........................                          (53,677)
                                                                ------------
NET ASSETS -- 100.0%.......................                     $125,429,754
                                                                ============


                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                 % OF NET
                                                   ASSETS          VALUE
                                                ---------       ------------
International Equity Funds.................        99.8%        $125,232,873
Temporary Investment.......................         0.2%             250,558
Liabilities in Excess of
   Other Assets............................         0.0%             (53,677)
                                                  -----         ------------
NET ASSETS.................................       100.0%        $125,429,754
                                                  =====         ============

----------
     Portfolio holdings are subject to change at any time.

(a) Shareholders may obtain the latest financial statements for these investments from the Portfolio's Adviser's website at http:/www.dimensional.com or the Securities and Exchange Commission's website at http:/www.sec.gov.


                              SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                                    INVESTMENTS
                                                                        IN
                       VALUATION INPUTS                             SECURITIES
                  --------------------------                       ------------
Level 1 - Quoted Prices....................................        $125,483,431
Level 2 - Other Significant Observable Inputs..............                  --
Level 3 - Significant Unobservable Inputs..................                  --
                                                                   ------------
Total......................................................        $125,483,431
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                NUMBER OF
                                                 SHARES             VALUE
                                                ---------       ------------
FIXED INCOME FUNDS -- 99.9%
DFA Five-Year Global Fixed
   Income Portfolio(a) ....................     3,534,517       $ 38,632,267
DFA Five-Year Government Portfolio ........     2,508,197         27,063,444
DFA Intermediate Government
   Fixed Income Portfolio .................       914,211         11,199,089
DFA One-Year Fixed Income Series(a)(b) ....                       38,284,306
DFA Two-Year Global Fixed
   Income Series(a)(b) ....................                       38,507,092
                                                                ------------
   TOTAL FIXED INCOME FUNDS
     (Cost $151,161,582)...................                      153,686,198
                                                                ------------
TEMPORARY INVESTMENT -- 0.1%
PNC Bank Money Market Account
   0.050%, 03/02/09 .......................       229,561            229,561
                                                                ------------
   TOTAL TEMPORARY INVESTMENT
     (Cost $229,561).......................                          229,561
                                                                ------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $151,391,143)...................                      153,915,759
                                                                ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- 0.0%..........................                          (69,959)
                                                                ------------
NET ASSETS -- 100.0%.......................                     $153,845,800
                                                                ============


                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                 % OF NET
                                                   ASSETS          VALUE
                                                ---------       ------------

Fixed Income Funds ........................        99.9%        $153,686,198
Temporary Investment ......................         0.1%             229,561
Liabilities in Excess of
   Other Assets ...........................         0.0%             (69,959)
                                                  -----         ------------
NET ASSETS -- 100.0% ......................       100.0%        $153,845,800
                                                  =====         ============

----------
     Portfolio holdings are subject to change at any time.

(a) Shareholders may obtain the latest financial statements for this investment from the Portfolio's Adviser's website at http:/www.dimensional.com or the Securities and Exchange Commission's website at http:/www.sec.gov.

(b) On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had each elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation ss. 301.7701-3. In addition, each Series intends to maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.


                               SFAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                                    INVESTMENTS
                                                                        IN
                       VALUATION INPUTS                             SECURITIES
                  --------------------------                       ------------
Level 1 - Quoted Prices....................................        $153,915,759
Level 2 - Other Significant Observable Inputs..............                  --
Level 3 - Significant Unobservable Inputs..................                  --
                                                                   ------------
Total......................................................        $153,915,759
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2009 (UNAUDITED)


                                                                 FREE MARKET          FREE MARKET         FREE MARKET
                                                                 U.S. EQUITY         INTERNATIONAL        FIXED INCOME
                                                                     FUND             EQUITY FUND             FUND
                                                                 ------------         ------------        ------------
ASSETS
   Investments in non-affiliated funds, at value+..........      $157,863,762         $125,483,431        $153,915,759
   Cash....................................................           300,001              200,000              85,001
   Receivables
     Capital shares sold...................................           101,381               66,489             114,511
     Dividends and interest................................               328                  181                  11
   Prepaid expenses and other assets.......................            32,315               23,282              25,838
                                                                 ------------         ------------        ------------
          Total assets.....................................       158,297,787          125,773,383         154,141,120
                                                                 ------------         ------------        ------------
LIABILITIES
   Payables
     Investments purchased.................................           300,000              200,000              85,000
     Capital shares redeemed...............................            26,171               44,661              95,807
     Investment adviser....................................            66,629               51,697              58,937
     Professional fees.....................................            20,094               23,138              23,159
     Administration and accounting fees....................            11,107               10,545              11,151
     Director's and officers' fees.........................             9,006                3,876               2,777
     Custodian fees........................................             1,630                1,283               1,154
     Transfer agent fees...................................               904                1,364               1,644
     Other accrued expenses and liabilities................             4,642                7,065              15,691
                                                                 ------------         ------------        ------------
          Total liabilities................................           440,183              343,629             295,320
                                                                 ------------         ------------        ------------
   Net Assets..............................................      $157,857,604         $125,429,754        $153,845,800
                                                                 ============         ============        ============
NET ASSETS CONSIST OF
   Paid-in capital.........................................       274,363,291          219,038,592         151,528,752
   Undistributed (distributions in excess of) net
     investment income.....................................          (233,162)            (232,529)           (507,513)
   Accumulated net realized gain (loss) from investments...          (526,462)             924,225             299,945
   Net unrealized appreciation (depreciation) on
     investments...........................................      (115,746,063)         (94,300,534)          2,524,616
                                                                 ------------         ------------        ------------
   Net Assets..............................................      $157,857,604         $125,429,754        $153,845,800
                                                                 ============         ============        ============
   Shares outstanding ($0.001 par value, 100,000,000
     shares authorized)....................................        29,923,842           26,695,915          15,107,558
                                                                 ------------         ------------        ------------
   Net asset value, offering and redemption price per share      $       5.28         $       4.70        $      10.18
                                                                 ============         ============        ============
   + Investment in non-affiliated funds, at cost...........      $273,609,825         $219,783,965        $151,391,143
                                                                 ============         ============        ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                   (UNAUDITED)


                                                                 FREE MARKET          FREE MARKET          FREE MARKET
                                                                 U.S. EQUITY         INTERNATIONAL           FIXED
                                                                     FUND             EQUITY FUND          INCOME FUND
                                                                -------------        -------------         -----------
INVESTMENT INCOME
   Dividends from non-affiliated investment companies......     $   2,772,233         $  1,649,311          $1,868,175
                                                                -------------         ------------          ----------
     Total investment income...............................         2,772,233            1,649,311           1,868,175
                                                                -------------         ------------          ----------
EXPENSES
   Advisory fees...........................................           432,362              318,349             348,894
   Administration and accounting fees......................           108,106               81,752              91,141
   Professional fees.......................................            27,273               27,273              27,273
   Directors' and officers' fees...........................            31,278               20,517              19,873
   Registration and filing fees............................            10,909                9,917               9,917
   Printing and shareholder reporting fees.................             6,447                6,447               6,447
   Transfer agent fees.....................................             5,059                5,059               5,059
   Insurance fees..........................................             1,994                1,442               1,522
   Custodian fees..........................................             1,191                1,191               1,191
   Other expenses..........................................             9,589                9,272              26,597
                                                                -------------         ------------          ----------
     Total expenses........................................           634,208              481,219             537,914
                                                                -------------         ------------          ----------
   Net investment income...................................         2,138,025            1,168,092           1,330,261
                                                                -------------         ------------          ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Non-affiliated investment companies..................          (526,462)             924,225             299,945
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Non-affiliated investment companies..................      (115,330,669)         (79,288,190)          1,968,258
                                                                -------------         ------------          ----------
   Net realized and unrealized gain/(loss) from
     investments...........................................      (115,857,131)         (78,363,965)          2,268,203
                                                                -------------         ------------          ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS............................................     $(113,719,106)        $(77,195,873)         $3,598,464
                                                                =============         ============          ==========

    The accompanying notes are an integral part of the financial statements.

                          FREE MARKET U.S. EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                         ENDED         DECEMBER 31, 2007*
                                                                                   FEBRUARY 28, 2009         THROUGH
                                                                                      (UNAUDITED)        AUGUST 31, 2008
                                                                                  ------------------   ------------------
FROM OPERATIONS:
   Net investment income.....................................................        $   2,138,025        $     13,167
   Net realized loss from investments........................................             (526,462)                 --
   Net change in unrealized depreciation from investments....................         (115,330,669)           (415,394)
                                                                                     -------------        ------------
Net decrease in net assets resulting from operations.........................         (113,719,106)           (402,227)
                                                                                     -------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................................           (2,401,803)                 --
                                                                                     -------------        ------------
Net decrease in net assets from dividends and distributions to shareholders..           (2,401,803)                 --
                                                                                     -------------        ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (12,992,421 and 18,789,368 shares,
     respectively)...........................................................           95,564,238         193,722,496
   Reinvestment of distributions (350,038 and 0 shares, respectively)........            2,401,259                  --
   Shares redeemed (1,599,800 and 608,185 shares, respectively)..............          (11,026,078)         (6,281,175)
                                                                                     -------------        ------------
Net increase in net assets from capital share transactions...................           86,939,419         187,441,321
                                                                                     -------------        ------------
Total increase/(decrease) in net assets......................................          (29,181,490)        187,039,094

NET ASSETS
   Beginning of period.......................................................          187,039,094                  --
                                                                                     -------------        ------------
   End of period.............................................................        $ 157,857,604        $187,039,094
                                                                                     =============        ============
Undistributed (distributions in excess of) net investment income, end
   of period.................................................................        $    (233,162)       $     30,616
                                                                                     =============        ============

*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                      FREE MARKET INTERNATIONAL EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                         ENDED         DECEMBER 31, 2007*
                                                                                   FEBRUARY 28, 2009         THROUGH
                                                                                      (UNAUDITED)        AUGUST 31, 2008
                                                                                  ------------------   ------------------
FROM OPERATIONS:
   Net investment income.....................................................         $  1,168,092        $  1,191,237
   Net realized gain from investments........................................              924,225                  --
   Net change in unrealized depreciation from investments....................          (79,288,190)        (15,012,344)
                                                                                      ------------        ------------
Net decrease in net assets resulting from operations.........................          (77,195,873)        (13,821,107)
                                                                                      ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................................           (2,609,280)                 --
                                                                                      ------------        ------------
Net decrease in net assets from dividends and distributions to shareholders..           (2,609,280)                 --
                                                                                      ------------        ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (12,828,051 and 15,252,957 shares,
     respectively)...........................................................           79,615,185         149,183,025
   Reinvestment of distributions (446,696 and 0 shares, respectively)........            2,608,705                  --
   Shares redeemed (1,368,047 and 463,742 shares, respectively)..............           (7,809,662)         (4,541,239)
                                                                                      ------------        ------------
Net increase in net assets from capital share transactions...................           74,414,228         144,641,786
                                                                                      ------------        ------------
Total increase/(decrease) in net assets......................................           (5,390,925)        130,820,679

NET ASSETS
   Beginning of period.......................................................          130,820,679                  --
                                                                                      ------------        ------------
   End of period.............................................................         $125,429,754        $130,820,679
                                                                                      ============        ============
Undistributed (distributions in excess of) net investment income, end
   of period.................................................................         $   (232,529)       $  1,208,659
                                                                                      ============        ============

*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          FREE MARKET FIXED INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                         ENDED         DECEMBER 31, 2007*
                                                                                   FEBRUARY 28, 2009         THROUGH
                                                                                      (UNAUDITED)        AUGUST 31, 2008
                                                                                  ------------------   ------------------
FROM OPERATIONS:
   Net investment income.....................................................         $  1,330,261        $     97,312
   Net realized gain from investments........................................              299,945                  --
   Net change in unrealized appreciation from investments....................            1,968,258             556,358
                                                                                      ------------        ------------
Net increase in net assets resulting from operations.........................            3,598,464             653,670
                                                                                      ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................................           (1,837,774)           (114,734)
   Tax return of capital.....................................................                   --             (46,628)
                                                                                      ------------        ------------
Net decrease in net assets from dividends and distributions to shareholders..           (1,837,774)           (161,362)
                                                                                      ------------        ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (6,278,617 and 13,330,026 shares,
     respectively)...........................................................           63,496,525         133,282,079
   Reinvestment of distributions (182,335 and 16,180 shares, respectively)...            1,837,344             161,361
   Shares redeemed (4,203,842 and 495,758 shares, respectively)..............          (42,231,137)         (4,953,370)
                                                                                      ------------        ------------
Net increase in net assets from capital share transactions...................           23,102,732         128,490,070
                                                                                      ------------        ------------
Total increase in net assets.................................................           24,863,422         128,982,378

NET ASSETS
   Beginning of period.......................................................          128,982,378                  --
                                                                                      ------------        ------------
   End of period.............................................................         $153,845,800        $128,982,378
                                                                                      ============        ============
Distributions in excess of net investment income, end of period..............         $   (507,513)       $         --
                                                                                      ============        ============

*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                       FOR THE           FOR THE PERIOD
                                                                                   SIX MONTHS ENDED    DECEMBER 31, 2007*
                                                                                   FEBRUARY 28, 2009         THROUGH
                                                                                      (UNAUDITED)        AUGUST 31, 2008
                                                                                  -------------------  -------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period.........................................          $  10.29             $  10.00
                                                                                       --------             --------
Net investment income........................................................              0.08                   --+
Net realized and unrealized gain/(loss) on investments ......................             (5.00)                0.29
                                                                                       --------             --------
Net increase/(decrease) in net assets resulting from operations..............             (4.92)                0.29
                                                                                       --------             --------
Dividends and distributions to shareholders from:
Net investment income........................................................             (0.09)                  --
Net realized capital gains...................................................                --                   --
                                                                                       --------             --------
Total dividends and distributions to shareholders ...........................             (0.09)                  --
                                                                                       --------             --------
Net asset value, end of period...............................................          $   5.28             $  10.29
                                                                                       ========             ========
Total investment return(1)...................................................            (48.03)%(2)            2.90%(2)
                                                                                       ========             ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................................          $157,858             $187,039
Ratio of expenses to average net assets(3)...................................              0.73%(4)             0.84%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements(3).................................................              0.73%(4)             0.84%(4)
Ratio of net investment income to average net assets(3)......................              2.47%(4)             0.02%(4)
Portfolio turnover rate......................................................              0.52%(2)                0%(2)


----------
 *   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount less than $0.005 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Not annualized.
(3) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                      FOR THE              FOR THE PERIOD
                                                                                  SIX MONTHS ENDED       DECEMBER 31, 2007*
                                                                                  FEBRUARY 28, 2009            THROUGH
                                                                                     (UNAUDITED)           AUGUST 31, 2008
                                                                                  -----------------      ------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period.........................................         $   8.85                $  10.00
                                                                                      --------                --------
Net investment income........................................................             0.02                    0.08
Net realized and unrealized loss on investments .............................            (4.06)                  (1.23)
                                                                                      --------                --------
Net decrease in net assets resulting from operations.........................            (4.04)                  (1.15)
                                                                                      --------                --------
Dividends and distributions to shareholders from:
Net investment income........................................................            (0.11)                     --
Net realized capital gains...................................................               --                      --
                                                                                      --------                --------
Total dividends and distributions to shareholders ...........................            (0.11)                     --
                                                                                      --------                --------
Net asset value, end of period...............................................           $ 4.70                $   8.85
                                                                                      ========                ========
Total investment return(1)...................................................           (45.91)%(2)             (11.50)%(2)
                                                                                      ========                ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................................         $125,430                $130,821
Ratio of expenses to average net assets(3)...................................             0.76%(4)                0.92%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements(3).................................................             0.76%(4)                0.92%(4)
Ratio of net investment income to average net assets(3)......................             1.83%(4)                2.94%(4)
Portfolio turnover rate......................................................             0.66%(2)                   0%(2)


----------
 *   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Not annualized.
(3) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                      FOR THE              FOR THE PERIOD
                                                                                  SIX MONTHS ENDED       DECEMBER 31, 2007*
                                                                                  FEBRUARY 28, 2009            THROUGH
                                                                                     (UNAUDITED)           AUGUST 31, 2008
                                                                                  -----------------      ------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period.........................................          $ 10.04                 $ 10.00
                                                                                      --------                --------
Net investment income........................................................             0.10                    0.02
Net realized and unrealized gain on investments .............................             0.17                    0.04
                                                                                      --------                --------
Net increase in net assets resulting from operations.........................             0.27                    0.06
                                                                                      --------                --------
Dividends and distributions to shareholders from:
Net investment income........................................................            (0.13)                  (0.02)
Tax return of capital........................................................               --                      --+
Net realized capital gains...................................................               --                      --
                                                                                      --------                --------
Total dividends and distributions to shareholders ...........................            (0.13)                  (0.02)
                                                                                      --------                --------
Net asset value, end of period...............................................          $ 10.18                 $ 10.04
                                                                                      ========                ========
Total investment return(1)...................................................             2.70%(2)                0.61%(2)
                                                                                      ========                ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................................         $153,846                $128,982
Ratio of expenses to average net assets(3)...................................             0.77%(4)                0.97%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements(3).................................................             0.77%(4)                0.97%(4)
Ratio of net investment income to average net assets(3)......................             1.91%(4)                0.26%(4)
Portfolio turnover rate......................................................            30.65%(2)                   0%(2)

----------
 *   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount less than $0.005 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Not annualized.
(3) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2009 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a "Fund," collectively the "Funds"). Each Fund operates as a "Fund of Funds" and commenced investment operations on December 31, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.773 billion shares are currently classified into one hundred and twenty-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into nine separate "families."

     PORTFOLIO VALUATION -- Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company's Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     The Funds have adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o   Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of February 28, 2009 is included with each Fund's Schedule of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Abundance Technologies, Inc. ("Abundance" or the "Adviser"), serves as each Fund's investment adviser. For its advisory services, Abundance is entitled to receive 0.50% of each Fund's average daily net assets, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of Free Market U.S. Equity Fund, Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund's average daily net assets.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2009 (UNAUDITED)


The expense limitations include expenses incurred as a result of investing in other investment companies. The Adviser may discontinue these arrangements at any time. For the six months ended February 28, 2009, investment advisory fees were:


                                                    GROSS ADVISORY FEES
                                                    -------------------
     Free Market U.S. Equity Fund                        $432,362
     Free Market International Equity Fund                318,349
     Free Market Fixed Income Fund                        348,894

     The Funds will not pay Abundance at a later time for any amounts they may waive or any amounts that Abundance has assumed.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Funds. Administration and accounting fees accrued also include transfer agent and dividend disbursing agent fees, custodian fees and administrative service fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.11% of the Fund's first $250 million of average daily net assets; 0.0925% of the next $250 million of average daily net assets; 0.0725% of the next $200 million of average daily net assets; and 0.055% of the average daily net assets in excess of $700 million, subject to a minimum monthly fee of $9,375 per Fund plus out of pocket expenses.

     For providing transfer agent services, PNC is entitled to receive out of pocket expenses.

     For providing custodian services to the Funds, PFPC Trust Company, an affiliate of PNC, is entitled to receive out of pocket expenses.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Funds' shares pursuant to a Distribution Agreement with RBB.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

                                                   PURCHASES           SALES
                                                  -----------       -----------
     Free Market U.S. Equity Fund                 $91,621,917       $   909,883
     Free Market International Equity Fund         78,297,035           853,108
     Free Market Fixed Income Fund                 68,484,444        42,940,758

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 28, 2009 (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2009, the following shareholders held 10% or more of the outstanding shares of the Fund. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

     Free Market U.S. Equity Fund (2 shareholders)            99%
     Free Market International Equity Fund (2 shareholders)   99%
     Free Market Fixed Income Fund (2 shareholders)           99%

5.   FEDERAL INCOME TAX INFORMATION

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation of guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Due to commencement of operations being December 31, 2007, the Funds have no prior federal tax returns that would be subject to examination by Internal Revenue Service.

     At February 28, 2009, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                               FEDERAL TAX      UNREALIZED         UNREALIZED            NET UNREALIZED
                                                  COST         APPRECIATION       DEPRECIATION      APPRECIATION/DEPRECIATION
                                              ------------     ------------      --------------     -------------------------
     Free Market U.S. Equity Fund             $274,151,707      $       --       $(116,287,945)          $(116,287,945)
     Free Market International Equity Fund     220,250,128              --         (94,766,697)            (94,766,697)
     Free Market Fixed Income Fund             151,575,566       2,660,527            (320,334)              2,340,193

     At August 31, 2008, the Funds had no capital loss carryforwards available to offset future capital gains.

     The federal income tax character of distributions paid during the fiscal period ended August 31, 2008 were as follows:


                                                ORDINARY    LONG-TERM    RETURN OF
                                                 INCOME       GAINS       CAPITAL       TOTAL
                                               ---------    ---------    ---------    --------
     Free Market U.S. Equity Fund              $     --       $ --        $    --     $     --
     Free Market International Equity Fund           --         --             --           --
     Free Market Fixed Income Fund              114,734         --         46,628      161,362

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

                                FREE MARKET FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357 ext. 3863 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
ABUNDANCE TECHNOLOGIES, INC.
5955 Deerfield Blvd.
Mason, OH 45040

ADMINISTRATOR
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  The RBB Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Edward J. Roach
                         -------------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer)

Date                          April 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Edward J. Roach
                         -------------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer & principal financial
                              officer)


Date                          April 23, 2009
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.